                                                              File No. 333-99191
                                                                       811-09193


     As filed with the Securities and Exchange Commission on April 26, 2017


================================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                       Pre-Effective Amendment No.     [ ]


                       Post-Effective Amendment No. 18 [X]


                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]


                                Amendment No. 56


                        (Check appropriate box or boxes)

               AUL American Individual Variable Annuity Unit Trust
                           (Exact Name of Registrant)

                    AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                               (Name of Depositor)

              One American Square, Indianapolis, Indiana 46206-0368 (Address of Depositor's Principal Executive Offices) (Zip Code)

                  Depositor's Telephone Number: (317) 285-1213

                                  Stephen L. Due
                            Associate General Counsel
                     American United Life Insurance Company
                               One American Square
                        Indianapolis, Indiana 46206-0368
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (Check appropriate Space)

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[X]  On May 1, 2017 pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485
[ ] this post-effective amendment designates a new effective date for a previously filed amendment

PROSPECTUS FOR

STARPOINT -

INDIVIDUAL FLEXIBLE PREMIUM
DEFERRED VARIABLE ANNUITY



[ONEAMERICA_KO_LOGO2]

PRODUCTS AND FINANCIAL SERVICES PROVIDED BY:
AMERICAN UNITED LIFE INSURANCE COMPANY(R)
A OneAmerica(R) COMPANY
P.O. BOX 368, INDIANAPOLIS, INDIANA 46206-0368
TELEPHONE: (800) 537-6442



      May 1, 2017

    (This page left intentionally
              blank.)

                                 PROSPECTUS

            INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY
                                  STARPOINT
                    INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                                 OFFERED BY
                  AMERICAN UNITED LIFE INSURANCE COMPANY(R)
    ONE AMERICAN SQUARE, INDIANAPOLIS, INDIANA 46206-0368, (317) 285-1877 VARIABLE PRODUCTS SERVICE OFFICE: P.O. BOX 7127, INDIANAPOLIS, INDIANA
                         46206-7127, (800) 537-6442,
                             www.oneamerica.com

This Prospectus describes individual variable Annuity Contracts (the "Contracts") offered by American United Life Insurance Company(R) ("AUL") subject to approval in individual states. AUL designed the Contracts for use in connection with retirement plans and deferred compensation plans for individuals. Contract Owners may use the Contracts in connection with retirement plans that meet the requirements of Sections 401(a), 403(b), 408, 408A or 457 of the Internal Revenue Code.

This Prospectus describes Contracts for which Premiums may vary in amount and frequency, subject to certain limitations ("Flexible Premium Contracts"), which provide for the accumulation of values on a variable basis, a fixed basis, or both. The Contracts also provide several options for fixed and variable Annuity payments to begin on a future date.

A Contract Owner may allocate Premiums designated to accumulate on a variable basis to one (1) or more of the Investment Accounts of a Separate Account of AUL. The Separate Account is named the AUL American Individual Variable Annuity Unit Trust (the "Variable Account"). Each Investment Account invests exclusively in shares of one (1) of the following Fund portfolios:


      AB Variable Products Series Fund, Inc.                            Invesco V.I. Funds Trust

      Alger Portfolios                                                  Janus Aspen Series

      American Century(R) Variable Portfolios, Inc.                     Neuberger Berman Advisers Management Trust

      Calvert Variable Series, Inc.                                     Pioneer Variable Contracts Trust (VCT)

      Columbia Funds Variable Insurance Trust                           The Royce Funds

      Dreyfus Investment Portfolios                                     T. Rowe Price Equity Series, Inc.

      Fidelity(R) Variable Insurance Products Freedom Funds             T. Rowe Price Fixed Income Series, Inc.

      Fidelity(R) Variable Insurance Products                           Timothy Plan(R) Portfolio Variable Series

      Franklin Templeton Variable Insurance Products Trust              Northern Lights Variable Trust

      Goldman Sachs Asset Management                                    Vanguard(R) Variable Insurance Fund



Premiums allocated to an Investment Account of the Variable Account will increase or decrease in dollar value depending on the investment performance of the corresponding Fund portfolios in which the Investment Account invests. These amounts are not guaranteed. In the alternative, a Contract Owner may allocate Premiums to AUL's Fixed Account. Such allocations will earn interest at rates that are paid by AUL as described in "The Fixed Account(s)."


This Prospectus concisely sets forth information about the Contracts and the Variable Account that a prospective investor should know before investing. Certain additional information is contained in a "Statement of Additional Information," dated May 1, 2017, which has been filed with the Securities and Exchange Commission (the "SEC"). The Statement of Additional Information is incorporated by reference into this Prospectus. A prospective investor may obtain a copy of the Statement of Additional Information without charge by calling or writing AUL at the telephone number or address indicated above. A post card affixed to the printed Prospectus can be removed to send for a Statement of Additional Information. The table of contents of the Statement of Additional Information is located at the end of this Prospectus.


Expenses for Contracts with the Extra Credit Premium Rider may be higher than expenses for Contracts without the rider. If the rider is elected, the amount credited to the Contract may be more than offset by the additional fees and charges associated with the Extra Credit Premium Rider.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the Prospectus. Any representation to the contrary is a criminal offense.

This Prospectus should be accompanied by the current prospectuses for the Fund or Funds being considered. Each of these prospectuses should be read carefully and retained for future reference.


                 THE DATE OF THIS PROSPECTUS IS MAY 1, 2017.

                           TABLE OF CONTENTS



Description                                              Page

DEFINITIONS...........................................      4

SUMMARY
   Purpose of the Contracts...........................      6
   Types of Contracts.................................      6
   The Variable Account and the Funds.................      6
   Summary of the Fixed Accounts......................      6
   Market Value Adjusted Fixed Accounts...............      6
   Non-Market Value Adjusted Fixed Account............      6
   Premiums...........................................      7
   Right to Examine...................................      7
   Transfers..........................................      7
   Charges............................................      7
   Distributions......................................      7
    Withdrawals.......................................      7
    Guaranteed Minimum Withdrawal Benefit Rider.......      7
    Loan Privileges...................................      8
    The Death Benefit.................................      8
   Dollar Cost Averaging Program......................      8
   Portfolio Rebalancing Program......................      8
   Extra Credit Premium Rider.........................      8
   Portfolio Optimization Program.....................      8
   Other Optional Benefit Riders......................      8
   Contacting AUL.....................................      9

EXPENSE TABLE.........................................      9

CONDENSED FINANCIAL INFORMATION.......................     11

INFORMATION ABOUT AUL, THE VARIABLE
ACCOUNT, AND THE FUNDS................................     27
    American United Life Insurance Company(R).........     27
    The Variable Account..............................     27
    The Funds.........................................     27
    Revenue AUL Receives..............................     31

THE CONTRACTS.........................................     32
   General............................................     32

PREMIUMS AND ACCOUNT VALUES DURING
THE ACCUMULATION PERIOD...............................     32
   Application for a Contract.........................     32
   Premiums Under the Contracts.......................     32
   Right to Examine Period............................     32
   Allocation of Premiums.............................     32
   Transfers of Account Value.........................     33
   Abusive Trading Practices..........................     33
    Late Trading......................................     33
    Market Timing.....................................     33
   Dollar Cost Averaging Program......................     34
   Portfolio Rebalancing Program......................     34




Description                                             Page

PREMIUMS AND ACCOUNT VALUES DURING
THE ACCUMULATION PERIOD (continued)
   Portfolio Optimization Program....................     35
    The Program......................................     35
    The Portfolio Optimization Models................     35
    Periodic Updates of the Portfolio Optimization
     Model and Notices of Updates....................     35
    Selecting a Portfolio Optimization Model.........     36
    Quarterly Reports................................     36
    Risks............................................     36
   Contract Owner's Variable Account Value...........     36
    Accumulation Units...............................     36
    Accumulation Unit Value..........................     36
    Net Investment Factor............................     37

CHARGES AND DEDUCTIONS...............................     37
   Premium Tax Charge................................     37
   Withdrawal Charge.................................     37
   Mortality and Expense Risk Charge.................     38
   Annual Contract Fee...............................     38
   Administrative Fee................................     38
   Rider Charges.....................................     38
   Other Charges.....................................     39
   Variations in Charges.............................     39
   Guarantee of Certain Charges......................     39
   Expenses of the Funds.............................     39

DISTRIBUTIONS........................................     39
   Cash Withdrawals..................................     39
   Loan Privileges...................................     39
   Death Proceeds Payment Provisions.................     40
   Death Benefits and Multiple Beneficiaries.........     40
   Standard Contractual Death Benefit................     40
   Enhanced Death Benefit Rider......................     40
   Death of the Owner................................     41
   Death of the Annuitant............................     41
   Payments from the Variable Account................     41
   Annuity Period....................................     41
    General..........................................     41
    Fixed Payment Annuity............................     42
    Variable Payment Annuity.........................     42
    Payment Options..................................     42
    Selection of an Option...........................     42

THE FIXED ACCOUNT(S).................................     43
   Summary of the Fixed Accounts.....................     43
    Non-Market Value Adjusted Fixed Account..........     43
    Market Value Adjusted Fixed Accounts.............     43
   Withdrawals.......................................     43
   Transfers.........................................     43
   Contract Charges..................................     43
   Payments from the Fixed Account(s)................     44

                           TABLE OF CONTENTS



Description                                              Page

MORE ABOUT THE CONTRACTS..............................     44
   Designation and Change of Beneficiary..............     44
   Assignability......................................     44
   Proof of Age and Survival..........................     44
   Misstatements......................................     44
   Acceptance of New Premiums.........................     44
   Optional Benefits..................................     44
    Earnings Benefit Rider............................     44
    Enhanced Earnings Benefit Rider...................     45
    Enhanced Death Benefit Rider......................     45
    Extra Credit Premium Rider........................     45
    Guaranteed Minimum Annuitization
     Benefit Rider....................................     45
    Guaranteed Minimum Withdrawal
     Benefit Rider....................................     46
    General Provisions of Both Riders.................     46
    Owner and Spousal Guaranteed
     Minimum Withdrawal Benefit Rider.................     47
    Lifetime Guaranteed Minimum Withdrawal
     Benefit Rider....................................     48
    Guaranteed Return of Premium Rider................     48
    Long Term Care Facility and Terminal Illness
     Benefit Rider....................................     48
    Withdrawal Charge Reduction Rider.................     48

FEDERAL TAX MATTERS...................................     49
   Introduction.......................................     49
   Diversification Standards..........................     49
   Taxation of Annuities in General -
    Non-Qualified Plans...............................     49
   Additional Considerations..........................     50
   Qualified Plans....................................     51
   Qualified Plan Federal Taxation Summary............     52
   403(b) Programs - Constraints on Withdrawals.......     52
   401 or 403(b) Programs - Loan Privileges...........     52

OTHER INFORMATION.....................................     52
   Mixed and Shared Funding...........................     52
   Voting of Shares of the Funds......................     53
   Substitution of Investments........................     53
   Changes to Comply with Law and Amendments..........     54
   Reservation of Rights..............................     54
   Periodic Reports...................................     54
   Payments to Agents, Intermediaries and
    Other Financial Professionals.....................     54
   Legal Proceedings..................................     54
   Legal Matters......................................     54
   Financial Statements...............................     54

STATEMENT OF ADDITIONAL INFORMATION...................     55

                                 DEFINITIONS


Various terms commonly used in this Prospectus are defined as follows:

403(b) PLAN - An arrangement by a public school organization or an organization that is described in Section 501(c)(3) of the Internal Revenue Code, including certain charitable, educational and scientific organizations, under which employees are permitted to take advantage of the federal income tax deferral benefits provided for in Section 403(b) of the Internal Revenue Code.

408 OR 408A PLAN - A plan of individual retirement accounts or annuities, including a traditional IRA, simplified employee pension plan, SIMPLE IRA plan or Roth IRA established by an employer, that meets the requirements of Section 408 or 408A of the Internal Revenue Code.

457 PLAN - A plan established by a unit of a state or local government or a tax-exempt organization under Section 457 of the Internal Revenue Code.

ACCOUNT VALUE - The total sum of a Contract Owner's value in the Variable Account, the Fixed Account(s) and the Loan Account. Initially, it is equal to the initial Premium less any applicable Premium tax, and thereafter reflects the net result of Premiums, investment experience, charges deducted, and any withdrawals taken. Account Value will be reduced by any unvested credits applied for the Extra Credit Premium Rider (if chosen) upon exercise of the right to examine or withdrawal.

ACCUMULATION PERIOD - The period starting on the Contract Date and ending when the Contract is terminated, either through surrender, withdrawal(s), annuitization, payment of charges, payment of the death benefit, or a combination thereof.

ACCUMULATION UNIT - A unit of measure used to record amounts of increases to, decreases from, and accumulations in the Investment Accounts of the Variable Account during the Accumulation Period.

ANNUITANT - The person or persons upon whose life Annuity payments depend.

ANNUITY - A series of payments made by AUL to an Annuitant, Beneficiary or payee during the period specified in the Annuity Option.

ANNUITY DATE - The first (1st) day of any month in which an Annuity begins under a Contract, which shall not be later than the required beginning date under applicable federal requirements.

ANNUITY OPTIONS - Options under a Contract that prescribe the provisions under which a series of Annuity payments are made to an Annuitant, contingent Annuitant, or Beneficiary.

ANNUITY PERIOD - The period during which Annuity payments are made.

ASSUMED INTEREST RATE (AIR) - The investment rate built into the Variable Payment Annuity table used to determine the first Annuity payment.

AUL - American United Life Insurance Company(R) .

BENEFICIARY - The person having the right to receive the Death Proceeds, if any, payable upon the death of the Contract Owner during the Accumulation Period, and the person having the right to benefits, if any, payable upon the death of an Annuitant during the Annuity Period under any Annuity Option other than a survivorship option (i.e., Option 3-under which the contingent Annuitant has the right to benefits payable upon the death of an Annuitant).

BENEFIT BASE - An amount initially used to determine the Guaranteed Annual Withdrawal Amount. The Benefit Base will increase or decrease as described under the provisions of the Guaranteed Minimum Withdrawal Benefit Rider.

BUSINESS DAY - A day on which both the Corporate Office and the New York Stock Exchange are customarily open for business. Traditionally, in addition to federal holidays, the Corporate Office is not open for business on the day after Thanksgiving, but the Corporate Office may not be open for business on other days.

CASH VALUE - An Owner's Account Value minus the applicable withdrawal charge plus or minus any applicable market value adjustment.

CONTRACT ANNIVERSARY - The yearly anniversary of the Contract Date.

CONTRACT DATE - The date shown as the Contract Date in a Contract. It will not be later than the date the initial Premium is accepted under a Contract, and it is the date used to determine Contract Years and Contract Anniversaries.

CONTRACT OWNER - The person entitled to the ownership rights under the Contract and in whose name the Contract is issued. A trustee or custodian may be designated to exercise an Owner's rights and responsibilities under a Contract in connection with a retirement plan that meets the requirements of Section 401 or 408 of the Internal Revenue Code. An administrator, custodian, or other person performing similar functions may be designated to exercise an Owner's responsibilities under a Contract in connection with a 403(b) or 457 Program. The term "Owner," as used in this Prospectus, shall include, where appropriate, such a trustee, custodian, or administrator.

CONTRACT YEAR - A period beginning with one (1) Contract Anniversary, or, in the case of the first Contract Year, beginning on the Contract Date, and ending the day before the next Contract Anniversary.

CORPORATE OFFICE - The Variable Products Service Office at AUL's principal business office, One American Square, P.O. Box 7127, Indianapolis, Indiana 46206-7127, (800) 537-6442. www.oneamerica.com.

DEATH PROCEEDS - The amount payable to the Beneficiary by reason of the death of the Annuitant or Owner during the Accumulation Period in accordance with the terms of the Contract.

EMPLOYEE BENEFIT PLAN - A pension or profit-sharing plan established by an employer for the benefit of its employees and which is qualified under Section 401 of the Internal Revenue Code.

FIRST YEAR PREMIUM - Premium received by AUL from a Contract Owner with an effective date in the first (1st) Contract Year.

FIXED ACCOUNT - An account that is part of AUL's General Account, and is not part of or dependent upon the investment performance of the Variable Account.

FIXED ACCOUNT VALUE - The total value under a Contract allocated to any of the Fixed Account(s). Some Fixed Accounts are not available in all states.

FREE WITHDRAWAL AMOUNT - The amount that may be withdrawn without incurring withdrawal charges, which is 12 percent of the Account Value as of the first withdrawal, in the first Contract Year, and 12 percent of the Account Value as of the most-recent Contract Anniversary thereafter.

FUNDS - A diversified, open-end management investment company commonly referred to as a Fund, or a portfolio thereof.

GENERAL ACCOUNT - All assets of AUL other than those allocated to the Variable Account or to any other separate account of AUL.

GUARANTEED ANNUAL WITHDRAWAL AMOUNT ("GAWA") - The maximum amount that may be withdrawn each year without reducing the Benefit Base for subsequent Contract Years.

GUARANTEED ANNUAL WITHDRAWAL AMOUNT ("GAWA") PERCENTAGE - The percentage that is multiplied by the Benefit Base to determine GAWA. The percentage is shown on the Rider Specifications Page.

GUARANTEED PERIOD - The period of time in years that the interest rate on an MVA Fixed Account is guaranteed. Guaranteed Periods may be one (1), three (3), five (5), seven (7) or ten (10) years in length or other duration offered from time to time by AUL.

HR-10 PLAN - An Employee Benefit Plan established by a self-employed person in accordance with Section 401 of the Internal Revenue Code.

INVESTMENT ACCOUNT/INVESTMENT OPTION - One (1) or more of the subdivisions of the Separate Account. Each Investment Account invests in a corresponding portfolio of a particular Fund.

LOAN ACCOUNT - A portion of the Account Value which is collateral for loan amounts.

NET CASH VALUE - Cash Value less outstanding loan and loan interest.

OWNER - See "Contract Owner."

PREMIUM(S) - The amounts paid to AUL as consideration for the Contract. In those states that require the payment of Premium tax upon receipt of a Premium by AUL, the term "Premium" shall refer to the amount received by AUL net of the amount deducted for Premium tax.

PROPER NOTICE - Notice that is received at the Corporate Office in a form that is acceptable to AUL.

SEPARATE ACCOUNT - AUL American Individual Variable Annuity Unit Trust. The Separate Account is segregated into several Investment Accounts each of which invests in a corresponding Fund portfolio.

SPOUSE - For purposes of the Lifetime and Spouse Guaranteed Minimum Benefit Withdrawal Rider, the Spouse shall mean the person who is legally recognized as the Spouse of the Contract Owner under the laws of the state in which the Contract Owner permanently resides at the time of the first withdrawal. Any benefit due under this rider and the continuation of this rider are extended to this Spouse only.

VALUATION DATE - Each date on which the Investment Accounts are valued, which currently includes each Business Day.

VALUATION PERIOD - The Valuation Period begins at the close of a Valuation Date and ends at the close of the next succeeding Valuation Date. Generally, the Valuation Date is "closed" at or about 4:00 P.M. EDT on each day the NYSE is open for trading. The Valuation Date may close earlier than 4:00 P.M. EDT if the NYSE closes earlier than 4:00 P.M. and it is possible to determine the net asset value at that time.

VARIABLE ACCOUNT - The Separate Account.

VARIABLE ACCOUNT VALUE - The Account Value of this Contract which is invested in one (1) or more Investment Accounts.

                                SUMMARY




This summary is intended to provide a brief overview of the more significant aspects of the Contracts. Later sections of this Prospectus, the Statement of Additional Information, and the Contracts provide further detail. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contracts involving the Variable Account. The pertinent Contract and "The Fixed Account" section of this Prospectus briefly describe the Fixed Account.


PURPOSE OF THE CONTRACTS

AUL offers the individual variable Annuity contracts ("Contracts") described in this Prospectus for use in connection with taxable contribution retirement plans and deferred compensation plans for individuals (collectively "non-Qualified Plans"). AUL also offers the Contracts for use by individuals in connection with retirement plans that meet the requirements of Sections 401, 403(b), 457, 408 or 408A of the Internal Revenue Code, allowing for pre-tax contributions (collectively "Qualified Plans"). While variable Annuities may provide a Contract Owner with additional investment and insurance or Annuity-related benefits when used in connection with such a tax-qualified program, any tax deferral is provided by the program or plan and not the Annuity Contract. A variable Annuity Contract presents a dynamic concept in retirement planning designed to give Contract Owners flexibility in attaining investment goals. A Contract provides for the accumulation of values on a variable basis, a fixed basis, or both, and provides several options for fixed and variable Annuity payments. During the Accumulation Period, a Contract Owner can allocate Premiums to the various Investment Accounts of the Variable Account or to the Fixed Account. See "The Contracts."

Investors should carefully consider the tax benefits and disadvantages of a Contract, and should consult a tax advisor. The tax benefits can be important for investors seeking retirement income. The Contract may be disadvantageous for those who do not plan to use the Contract as a source of retirement income. The tax treatment may not be important for investors using the Contract in connection with certain Qualified Plans. Investors should also consider the investment and Annuity benefits offered by the Contracts.


TYPES OF CONTRACTS

AUL offers Flexible Premium Contracts where Premium payments may vary in amount and frequency, subject to the limitations described herein.


THE VARIABLE ACCOUNT AND THE FUNDS


AUL will allocate Premiums designated to accumulate on a variable basis to the Variable Account. See "Variable Account." The Variable Account is currently divided into subaccounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of one (1) of the Portfolios listed in the table starting on page 28.


Each of the Funds has a different investment objective. A Contract Owner may allocate Premiums to one (1) or more of the Investment Accounts available under a Contract. Premiums allocated to a particular Investment Account will increase or decrease in dollar value depending upon the investment performance of the corresponding Fund portfolio in which the Investment Account invests. These amounts are not guaranteed. The Contract Owner bears the investment risk for amounts allocated to an Investment Account of the Variable Account.


SUMMARY OF THE FIXED ACCOUNTS

A Contract Owner may allocate Premiums to one (1) of several Fixed Accounts which are part of AUL's General Account. The Contracts offer a Non-Market Value Adjusted ("Non-MVA") Fixed Account. The Non-MVA Fixed Account(s) may not be available in all states.


MARKET VALUE ADJUSTED FIXED ACCOUNTS

Market Value Adjusted ("MVA") Fixed Accounts provide a guaranteed rate of interest over specified maturity durations. AUL will credit to the Fixed Account the declared interest rate for the duration selected unless a distribution from the MVA Fixed Account occurs for any reason. If such a distribution occurs, AUL will subject the proceeds to a market value adjustment, resulting in either an increase or decrease in the value of the distributed proceeds, depending on interest rate fluctuations. No market value adjustment will be applied to a MVA Fixed Account if the allocations are held until maturity. In that case, the MVA Fixed Account will be credited the declared rate for the duration selected. A Contract Owner must allocate a minimum amount of $1,000 to a MVA Fixed Account. MVA FIXED ACCOUNTS ARE NOT AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.


NON-MARKET VALUE ADJUSTED FIXED ACCOUNT

A Contract Owner may allocate Premiums to the Non-MVA Fixed Account where the Non-MVA Fixed Account is approved by the state. The Non-MVA Fixed Account is part of AUL's General Account. Amounts allocated to the Non-MVA Fixed Account earn interest at rates periodically determined by AUL. Generally, any current rate that exceeds the guaranteed rate will be effective for the Contract for a period of at least one (1) year. These rates are guaranteed to be at least equal to a minimum effective annual rate of 3 percent. THE NON- MVA FIXED ACCOUNT MAY NOT BE AVAILABLE IN ALL STATES.

PREMIUMS

The Contract Owner may vary Premiums in amount and frequency. The minimum monthly APP (Automatic Premium Payment) is $100. Otherwise, the minimum annual Premium is $1,000. The minimum First (1st) Year Premium is $1,000. The Contract Owner must deposit $5,000 by the fifth (5th) policy anniversary. See "Premiums under the Contracts."


RIGHT TO EXAMINE

The Owner has the right to return the Contract for any reason within the Right to Examine Period, which is a ten (10) day period beginning when the Owner receives the Contract. If a particular state requires a longer Right to Examine Period, then eligible Owners in that state will be allowed the longer statutory period to return the Contract. The returned Contract will be deemed void and AUL will refund the Account Value as of the end of the Valuation Period in which AUL receives the Contract. The Contract Owner bears the investment risk during the period prior to AUL's receipt of request for cancellation. AUL will refund the Premium paid in those states where required by law and for individual retirement annuities, created under 408 and 408(A), (if returned within seven (7) days of receipt).


TRANSFERS

A Contract Owner may transfer his or her Variable Account Value among the available Investment Accounts or to any of the available Fixed Accounts at any time during the Accumulation Period. The Contract Owner may transfer part of his or her Fixed Account Value to one (1) or more of the available Investment Accounts during the Accumulation Period, subject to certain restrictions. The minimum transfer amount from any one (1) Investment Account or from the Fixed Account is $500. If the Account Value in an Investment Account or the Fixed Account prior to a transfer is less than $500, then the minimum transfer amount is the Contract Owner's remaining Account Value in that account. If, after any transfer, the remaining Account Value in an Investment Account or in the Fixed Account would be less than $25, then AUL will treat that request as a request for a transfer of the entire Account Value.

If AUL determines that the transfers made by or on behalf of one (1) or more Owners are to the disadvantage of other Owners, the transfer right may be restricted. AUL also reserves the right to limit the size of transfers and remaining balances, to limit the number and frequency of transfers, and to discontinue telephone or internet-based transfers. Transfers in excess of twenty-four (24) within any Contract Year may result in a $25 charge to the Contract Owner per transfer.


CHARGES

AUL will deduct certain charges in connection with the operation of the Contracts and the Variable Account. These charges include a withdrawal charge assessed upon withdrawal or surrender, a mortality and expense risk charge, a Premium tax charge, an administrative fee, fees for selected optional benefit riders and an annual Contract fee. In addition, the Funds pay investment advisory fees and other expenses. For further information on these charges and expenses, see "Charges and Deductions."


DISTRIBUTIONS


WITHDRAWALS

The Contract Owner may surrender or take a withdrawal from the Account Value at any time before the Annuity Date. Withdrawals and surrenders are subject to the limitations under any applicable Qualified Plan and applicable law. The minimum withdrawal amount is $250.

Certain retirement programs, such as 403(b) Programs, are subject to constraints on withdrawals and surrenders. See "403(b) Programs-Constraints on Withdrawals." See "Cash Withdrawals" for more information, including the possible charges and tax consequences of surrenders or withdrawals.


GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER

AUL offers two (2) guaranteed minimum withdrawal benefit riders: the Lifetime Guaranteed Minimum Withdrawal Benefit Rider and the Owner and Spousal Guaranteed Minimum Withdrawal Benefit Rider. These riders guarantee that the Owner may take withdrawals up to a maximum amount per year ("Guaranteed Annual Withdrawal Amount" or "GAWA").

If the Lifetime Guaranteed Minimum Withdrawal Benefit Rider is selected, AUL guarantees that if the Owner's Account Value is reduced to zero due to a withdrawal less than or equal to the GAWA, AUL will pay an amount equal to the GAWA annually until the Owner's death.

If the Owner and Spousal Guaranteed Minimum Withdrawal Benefit Rider is selected, AUL guarantees that if the Owner's Account Value is reduced to zero due to a withdrawal less than or equal to the GAWA, AUL will pay an amount equal to the GAWA annually until the Owner's death and the death of the Owner's Spouse.

With any of the riders, if the Account Value is reduced to zero due to a withdrawal in excess of the GAWA, the Contract and rider will terminate and the Owner will receive no further benefits.

See the "Guaranteed Minimum Withdrawal Benefit Rider" section for more information about these riders.

THE FOLLOWING RIDERS ARE NOT AVAILABLE FOR CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009: LIFETIME GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER AND THE OWNER & SPOUSAL GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER, AND THESE RIDERS MAY NOT BE PURCHASED AT THE TIME THE CONTRACT IS ISSUED OR AT ANY TIME AFTER ISSUE FOR ANY CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009.

LOAN PRIVILEGES

Prior to the Annuity date, the owner of a qualified Contract under Section 401 or 403(b) may take a loan from the Account Value subject to the terms of the Contract. The Plan and the Internal Revenue Code may impose restrictions on loans. Outstanding loans will reduce the amount of any Death Proceeds as well as reduce the amount of Account Value available for surrender. LOAN PRIVILEGES, WITH THE EXCEPTION OF NON-ERISA 403(b) PLANS, ARE NOT ALLOWED FOR ANY CONTRACTS APPLIED FOR ON OR AFTER MAY 1, 2011.


THE DEATH BENEFIT

If a Contract Owner dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary. The amount of the death benefit is equal to the Death Proceeds. A death benefit will not be payable if the Contract Owner dies on or after the Annuity Date, except as may be provided under the Annuity Option elected. See "The Death Proceeds Payment Provisions" and "Annuity Period."


DOLLAR COST AVERAGING PROGRAM

At any time, the Contract Owner may purchase units of an Investment Account over a period of time through the Dollar Cost Averaging ("DCA") Program. Under the DCA Program, the Contract Owner authorizes AUL to transfer a specific dollar amount from the Goldman Sachs VIT Money Market Fund ("GSMMF") into one
(1) or more other Investment Accounts at the unit values determined on the dates of the transfers. These transfers will continue automatically until AUL receives notice to discontinue the DCA Program, or until there is not enough money in the GSMMF to continue the DCA Program. To participate in the DCA Program, AUL requires a minimum deposit of $10,000 into the GSMMF. For further information, see the explanation under "Dollar Cost Averaging Program."


PORTFOLIO REBALANCING PROGRAM

If the Contract Owner does not participate in the Portfolio Optimization Program, he or she may elect to automatically adjust his or her Investment Account balances consistent with the allocation most recently requested. AUL can do this on a quarterly or annual basis from the date on which the Portfolio Rebalancing Program commences.


EXTRA CREDIT PREMIUM RIDER

The Extra Credit Premium Rider, if selected, offers a credit of 3 percent, 5 percent or 6 percent of the total First (1st) Year Premium payments (the "Credit"). There is a separate charge for this rider. If an Owner selects the Extra Credit Premium Rider at the time of application, AUL will credit an extra amount to the Contract each time the Owner makes a premium payment within the first twelve (12) months after the Contract is issued. Any withdrawals or surrender will result in the recapture of a portion of the Credit amount, according to the Credit vesting schedule. See "Expense Table" for detail regarding the charges for these riders. See "Extra Credit Premium Rider" below for more detail regarding the riders.


PORTFOLIO OPTIMIZATION PROGRAM (THE "PROGRAM")

Portfolio Optimization is diversification among asset classes to help reduce volatility over the long-term. If the Owner selects a Portfolio Optimization model, the Owner's initial Premium payment will be allocated to the Investment Options according to the model the Owner selects. Subsequent Premium payments will also be allocated accordingly. The Program automatically rebalances the Owner's Contract annually, to maintain the asset allocation given in the Owner's Portfolio Optimization model (which may be updated annually; see below).

All the Portfolio Optimization models generally are evaluated on an annual basis. Each model may change, and Investment Options may be added to or deleted from a model as a result of the annual analysis. After the annual analysis, the Owner's model will be automatically updated to the new version. This means the Owner's allocations, and potentially the underlying Investment Options, will automatically change, and the Owner's Account Value (plus any applied Credits) will be automatically rebalanced among the Investment Options in the Owner's model each year.

The Program must be chosen if the Owner elects certain riders. If the Owner elects one of these riders and later terminates the Program, the rider(s) will automatically terminate.


OTHER OPTIONAL BENEFIT RIDERS

AUL offers other optional benefit riders with separate charges. A Contract Owner may add, at issue, an Enhanced Death Benefit Rider, a Withdrawal Charge Reduction Rider, an Earnings Benefit Rider, an Enhanced Earnings Benefit Rider, a Guaranteed Minimum Annuitization Benefit Rider or a Guaranteed Return of Premium Rider. In addition, the Guaranteed Minimum Withdrawal Benefit Rider may be added at issue. For Contract Owners that purchased this Contract during the calendar years 2006 and 2007, the Guaranteed Minimum Withdrawal Benefit Rider may be added after issue during the period May 1, 2008 to August 1, 2008, or until such later time if the foregoing period is extended by AUL.

Some of these riders are not available in all states, and there is no guaranty that all riders will be available in all states in the future. See "Optional Benefits" for a description of the benefits and "Expense Table" for detail regarding the charges for the individual benefits.

THE FOLLOWING RIDERS ARE NOT AVAILABLE FOR CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009: GUARANTEED RETURN OF PREMIUM RIDER, GUARANTEED MINIMUM ANNUITIZATION BENEFIT RIDER, LIFETIME GUARANTEED MINIMUM WITHDRAWAL

BENEFIT RIDER, AND THE OWNER & SPOUSAL GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER, AND THESE RIDERS MAY NOT BE PURCHASED AT THE TIME THE CONTRACT IS ISSUED OR AT ANY TIME AFTER ISSUE FOR ANY CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009.


CONTACTING AUL

Individuals should direct all written requests, notices, and forms required under these Contracts, and any questions or inquiries, to AUL's Variable Products Office at the address and phone number shown on the front of this Prospectus.





                                EXPENSE TABLE


The following tables describe the fees and expenses that the Owner will pay when buying, owning, and surrendering the Contract. The first (1st) table describes the fees and expenses that the Owner will pay at the time that the Owner buys the Contract, surrenders the Contract, or transfers Account Value between Investment Accounts. State Premium taxes may also be deducted. See "Premium Tax Charge."


CONTRACT OWNER TRANSACTION EXPENSES


 DEFERRED SALES LOAD (AS A PERCENTAGE OF FIRST YEAR PREMIUM SURRENDERED; ALSO
                  REFERRED TO AS A "WITHDRAWAL CHARGE")(1)


                CHARGE AS A PERCENTAGE OF FIRST YEAR PREMIUM ON WITHDRAWAL EXCEEDING 12% FREE WITHDRAWAL AMOUNT(1)

Contract Year                          1           2            3           4           5          6           7          8 or more
-----------------------------------------------------------------------------------------------------------------------------------
Flexible Premium
Contracts                             7%          6%           5%          4%         3%          2%          1%             0%
Flexible Premium Contracts with
the Withdrawal Charge Reduction
Rider (optional)                      7%          6%           5%          4%         3%          0%          0%             0%

(1) An amount withdrawn during a Contract Year referred to as the Free Withdrawal Amount will not be subject to a withdrawal charge. The Free Withdrawal Amount is 12 percent of the Account Value as of the first withdrawal, in the first Contract year, and 12 percent of the Account Value as of the most-recent Contract Anniversary thereafter. See "Withdrawal Charge."

The next table describes the fees and expenses that the Owner will pay periodically during the time that the Owner owns the Contract, not including Fund expenses. The information contained in the table is not generally applicable to amounts allocated to the Fixed Account or to Annuity payments under an Annuity Option.


ANNUAL CONTRACT FEE
Maximum Annual Contract fee for Contracts with less than $20,000                                                         $     50
Maximum Annual Contract fee for Contracts $20,000 or greater but less than $50,000                                       $     30
Maximum Annual Contract fee for Contracts $50,000 or greater                                                             $      0

SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF ANNUAL ACCOUNT VALUE)
Administrative Fee(2)                                                                                                         0.15%
Standard Individual Deferred Variable Annuity(2)
Mortality and expense risk fee                                                                                                1.15%
Optional Rider Expenses (as an equivalent annual percentage of average Account Value)
Enhanced Death Benefit Rider(2)                                                                                               0.15%
Earnings Benefit Rider(3)                                                                                                     0.30%
Enhanced Earnings Benefit Rider(3)                                                                                            0.40%
Guaranteed Minimum Annuitization Benefit(2)(5)                                                                                0.40%
Guaranteed Return of Premium Rider(2)(5)                                                                                      0.40%
3% Extra Credit Premium Rider(3)                                                                                              0.55%
5% Extra Credit Premium Rider(3)                                                                                              0.65%
6% Extra Credit Premium Rider(3)                                                                                              0.75%
Maximum Lifetime Guaranteed Minimum Withdrawal Benefit Rider(4)(5)                                                            1.15%
Maximum Owner and Spousal Guaranteed Minimum Withdrawal Benefit Rider(4)(5)                                                   1.45%
Withdrawal Charge Reduction Rider(3)                                                                                          0.30%
Optional Fees
Transfer fee per transfer for transfers in excess of 24 in a Contract Year                                               $     25

(2) The Variable Account expenses set forth apply exclusively to allocations made to the Investment Account(s) of the Variable Account. Such charges do not apply to, and will not be assessed against, allocations made to the Fixed Account(s). Such charges will be deducted from the Account Value at the beginning of each month that the Contract is in force.

(3) The expenses set forth apply to allocations made to both the Investment Account(s) of the Variable Account and the Fixed Account(s).

(4) The charge will be assessed monthly against the greater of the Account Value and the Benefit Base.

(5) These riders are no longer available for Contracts applied for on or after February 2, 2009 and may not be purchased at the time the Contract is issued or at any time after issue for any Contracts applied for on or after February 2, 2009.

The next table shows the minimum and maximum total operating expenses charged by the Funds that the Owner may pay periodically during the time that the Owner owns the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.


TOTAL FUND ANNUAL OPERATING EXPENSES                                                        MINIMUM                 MAXIMUM
----------------------------------------------------------------------------------------------------------------------------
(expenses that are deducted from Fund assets,
including management fees, distribution and/or
service (12b-1) fees, and other expenses)                                                   0.10%                   2.52%



EXAMPLE

The Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. The Example is per $1,000. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


(1) If you surrender your contract at the end of the applicable time period:


                                                                                 1 Year      3 Years     5 Years     10 Years
Flexible Premium Contracts                                                       $127.49     $231.70     $333.87      $566.48


(2) If you annuitize at the end of the applicable time period:


                                                                                 1 Year      3 Years     5 Years     10 Years
Flexible Premium Contracts                                                       $127.49     $231.70     $333.87      $566.48


(3) If you do not surrender your contract:


                                                                                 1 Year      3 Years     5 Years     10 Years
Flexible Premium Contracts                                                       $62.20      $185.06     $305.89      $566.48



                       CONDENSED FINANCIAL INFORMATION



The following table presents Condensed Financial Information with respect to each of the Investment Accounts of the Variable Account for the period from the year of first deposit or the ten-year period from January 1, 2007 through December 31, 2016. The following tables should be read in conjunction with the Variable Account's financial statements, which are included in the Variable Account's Annual Report dated as of December 31, 2016. The Variable Account's financial statements have been audited by PricewaterhouseCoopers LLP, the Variable Account's Independent Registered Public Accounting Firm.



                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT*                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
AB VPS International Growth Portfolio - A Class
    2016                                             $  4.05                       $  3.73                          13,642
    2015                                                4.19                          4.05                          18,698
    2014                                                4.29                          4.19                          22,958
    2013                                                3.83                          4.29                          36,416
    2012                                                3.36                          3.83                          26,811
    2011                                                4.04                          3.36                          38,294
    2010                                                3.63                          4.04                          40,747
    2009                                                2.63                          3.63                          18,953
    2008                                                5.00 (05/01/2008)             2.63                           1,119

AB VPS International Value Portfolio - A Class
    2016                                             $  3.38                       $  3.32                          16,254
    2015                                                3.34                          3.38                          16,469
    2014                                                3.61                          3.34                          26,217
    2013                                                2.97                          3.61                          42,235
    2012                                                2.63                          2.97                          29,648
    2011                                                3.30                          2.63                          50,111
    2010                                                3.20                          3.30                       2,985,923
    2009                                                2.40                          3.20                       2,872,840
    2008                                                5.00 (05/01/2008)             2.40                       6,049,192


* All Investment Accounts represent Band B units.

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT*                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
AB VPS Small/Mid Cap Value Portfolio - A Class
    2016                                              $  8.14                      $ 10.05                          46,453
    2015                                                 8.72                         8.14                          56,516
    2014                                                 8.09                         8.72                          74,284
    2013                                                 5.94                         8.09                       1,809,519
    2012                                                 5.07                         5.94                       2,124,748
    2011                                                 5.60                         5.07                       2,336,910
    2010                                                 4.47                         5.60                       2,600,147
    2009                                                 3.17                         4.47                       3,201,625
    2008                                                 5.00 (05/01/2008)            3.17                       2,901,047

Alger Large Cap Growth Portfolio - I-2 Class
    2016                                              $ 12.80                      $ 12.53                         204,178
    2015                                                12.75                        12.80                         211,371
    2014                                                11.63                        12.75                         227,406
    2013                                                 8.73                        11.63                         293,482
    2012                                                 8.05                         8.73                         438,863
    2011                                                 8.18                         8.05                         496,289
    2010                                                 7.31                         8.18                         564,419
    2009                                                 5.02                         7.31                         651,076
    2008                                                 9.44                         5.02                         740,018
    2007                                                 7.97                         9.44                         893,572

Alger Small Cap Growth Portfolio - I-2 Class
    2016                                              $ 15.93                      $ 16.71                          60,128
    2015                                                16.69                        15.93                          70,096
    2014                                                16.84                        16.69                          84,921
    2013                                                12.70                        16.84                         900,309
    2012                                                11.44                        12.70                         862,650
    2011                                                11.97                        11.44                       1,018,102
    2010                                                 9.68                        11.97                       1,392,857
    2009                                                 6.74                         9.68                       1,624,548
    2008                                                12.79                         6.74                       1,566,023
    2007                                                 4.59                        12.79                       2,475,151

American Century VP Capital Appreciation Fund - I Class
    2016                                              $  5.44                      $  5.54                         180,374
    2015                                                 5.41                         5.44                         165,337
    2014                                                 5.00 (04/17/2014)            5.41                         109,565

American Century VP Income & Growth Fund - I Class
    2016                                              $ 11.37                      $ 12.74                       3,526,346
    2015                                                12.21                        11.37                       4,027,202
    2014                                                10.99                        12.21                       4,189,129
    2013                                                 8.20                        10.99                         151,890
    2012                                                 7.24                         8.20                         174,817
    2011                                                 7.11                         7.24                         224,093
    2010                                                 6.31                         7.11                         246,797
    2009                                                 5.41                         6.31                         293,926
    2008                                                 8.39                         5.41                         391,777
    2007                                                 8.50                         8.39                       2,521,487


* All Investment Accounts represent Band B units.

                                                                              ACCUMULATION UNIT           NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF               UNITS OUTSTANDING
INVESTMENT ACCOUNT*                          AT BEGINNING OF PERIOD                PERIOD                    AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund - I Class
    2016                                             $ 10.49                       $  9.79                       2,107,108
    2015                                               10.55                         10.49                       2,220,082
    2014                                               11.31                         10.55                       2,492,213
    2013                                                9.36                         11.31                         526,831
    2012                                                7.83                          9.36                         575,878
    2011                                                9.01                          7.83                         645,328
    2010                                                8.06                          9.01                         764,483
    2009                                                6.10                          8.06                         811,611
    2008                                               11.21                          6.10                       1,818,041
    2007                                                9.62                         11.21                       4,999,368

American Century VP Mid Cap Value Fund - II Class
    2016                                             $ 12.30                       $ 14.90                          49,031
    2015                                               12.66                         12.30                          30,739
    2014                                               11.04                         12.66                          26,678
    2013                                                8.61                         11.04                          16,779
    2012                                                7.50                          8.61                          14,230
    2011                                                7.67                          7.50                          14,453
    2010                                                6.53                          7.67                           9,652
    2009                                                5.00 (05/01/2009)             6.53                           3,745

American Century VP Ultra Fund - I Class
    2016                                             $  9.51                       $  9.81                          21,074
    2015                                                9.07                          9.51                          28,798
    2014                                                8.35                          9.07                          29,989
    2013                                                6.17                          8.35                          32,028
    2012                                                5.49                          6.17                          34,209
    2011                                                5.50                          5.49                          51,307
    2010                                                4.80                          5.50                          35,694
    2009                                                3.62                          4.80                          26,015
    2008                                                6.26                          3.62                          25,537
    2007                                                5.24                          6.26                          30,290

Calvert VP SRI Mid Cap Growth Portfolio
    2016                                             $ 12.71                       $ 13.46                          41,350
    2015                                               13.31                         12.71                          41,705
    2014                                               12.48                         13.31                          46,724
    2013                                                9.73                         12.48                          54,164
    2012                                                8.45                          9.73                          38,846
    2011                                                8.36                          8.45                          41,280
    2010                                                6.44                          8.36                          66,965
    2009                                                4.94                          6.44                          41,638
    2008                                                7.97                          4.94                          56,392
    2007                                                7.33                          7.97                          66,410


* All Investment Accounts represent Band B units.

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT*                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
Columbia Variable Portfolio - Small Cap Value Fund - 1 Class
    2016                                              $  7.31                      $  9.60                          51,558
    2015                                                 7.89                         7.31                          62,530
    2014                                                 7.74                         7.89                          65,107
    2013                                                 5.84                         7.74                          83,269
    2012                                                 5.31                         5.84                       2,227,352
    2011                                                 5.72                         5.31                       2,683,939
    2010                                                 4.57                         5.72                       2,995,551
    2009                                                 3.70                         4.57                       3,456,956
    2008                                                 5.00 (05/01/2008)            3.70                       3,379,716

Columbia Variable Portfolio - US Government Mortgage Fund - 1 Class
    2016                                              $  5.09                      $  5.16                          15,908
    2015                                                 5.09                         5.09                          16,618
    2014                                                 4.87                         5.09                           5,464
    2013                                                 5.02                         4.87                           3,955
    2012                                                 5.00                         5.02                           3,366
    2011                                                 5.00 (04/28/2011)            5.00                           7,214

Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio - Service Class
    2016                                              $ 12.46                      $ 15.47                           6,996
    2015                                                12.93                        12.46                           3,451
    2014                                                12.46                        12.93                           5,944
    2013                                                 8.97                        12.46                          21,976
    2012                                                 7.85                         8.97                           2,270
    2011                                                 7.91                         7.85                           2,540
    2010                                                 6.37                         7.91                           2,536
    2009                                                 5.00 (05/01/2009)            6.37                               -

Dreyfus Investment Portfolios, Technology Growth Portfolio - Service Class
    2016                                              $ 10.34                      $ 10.66                          52,011
    2015                                                 9.89                        10.34                          50,249
    2014                                                 9.40                         9.89                          48,099
    2013                                                 7.19                         9.40                          50,031
    2012                                                 6.32                         7.19                          57,537
    2011                                                 6.96                         6.32                          69,594
    2010                                                 5.44                         6.96                          77,445
    2009                                                 3.51                         5.44                          43,581
    2008                                                 6.05                         3.51                          34,908
    2007                                                 5.35                         6.05                          30,287

Dreyfus Variable Investment Fund, Appreciation Portfolio - Service Class
    2016                                              $  8.67                      $  9.22                          26,660
    2015                                                 9.03                         8.67                          28,298
    2014                                                 8.49                         9.03                          37,430
    2013                                                 7.12                         8.49                          34,718
    2012                                                 6.55                         7.12                          41,932
    2011                                                 6.10                         6.55                          41,762
    2010                                                 5.37                         6.10                          32,305
    2009                                                 4.45                         5.37                          31,937
    2008                                                 6.42                         4.45                          33,608
    2007                                                 6.08                         6.42                          45,172


* All Investment Accounts represent Band B units.

                                                                              ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT*                           AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio - Initial Class
    2016                                              $  9.58                      $  9.74                        166,931
    2015                                                 9.69                         9.58                        183,391
    2014                                                 9.27                         9.69                        206,453
    2013                                                 8.12                         9.27                        244,929
    2012                                                 7.31                         8.12                        266,210
    2011                                                 7.60                         7.31                        313,648
    2010                                                 6.74                         7.60                        346,374
    2009                                                 5.29                         6.74                        371,358
    2008                                                 7.52                         5.29                        422,457
    2007                                                 6.60                         7.52                        441,651

Fidelity VIP Contrafund Portfolio - Initial Class
    2016                                              $ 14.77                      $ 15.75                        647,458
    2015                                                14.87                        14.77                        727,736
    2014                                                13.45                        14.87                        834,481
    2013                                                10.38                        13.45                        999,756
    2012                                                 9.04                        10.38                      1,266,554
    2011                                                 9.39                         9.04                      1,514,354
    2010                                                 8.12                         9.39                      1,766,652
    2009                                                 6.06                         8.12                      1,930,167
    2008                                                10.68                         6.06                      2,179,481
    2007                                                 9.20                        10.68                      2,589,952

Fidelity VIP Equity-Income Portfolio - Initial Class
    2016                                              $ 10.80                      $ 12.59                        242,916
    2015                                                11.40                        10.80                        268,402
    2014                                                10.62                        11.40                        337,486
    2013                                                 8.40                        10.62                        367,940
    2012                                                 7.25                         8.40                        379,655
    2011                                                 7.28                         7.25                        461,356
    2010                                                 6.40                         7.28                        530,232
    2009                                                 4.98                         6.40                        625,388
    2008                                                 8.80                         4.98                      5,008,462
    2007                                                 8.78                         8.80                      3,731,621

Fidelity VIP Freedom 2005 Portfolio - Initial Class
    2016                                              $  7.23                      $  7.49                            417
    2015                                                 7.34                         7.23                            418
    2014                                                 7.13                         7.34                            422
    2013                                                 6.58                         7.13                            425
    2012                                                 6.09                         6.58                            427
    2011                                                 6.15                         6.09                          1,369
    2010                                                 5.60                         6.15                         19,293
    2009                                                 4.61                         5.60                         23,026
    2008                                                 6.13                         4.61                         21,512
    2007                                                 5.72                         6.13                         30,266


* All Investment Accounts represent Band B units.

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE         VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT*                           AT BEGINNING OF PERIOD              PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio - Initial Class
    2016                                             $  7.72                      $  8.04                         9,262
    2015                                                7.84                         7.72                        12,106
    2014                                                7.60                         7.84                        15,630
    2013                                                6.79                         7.60                        28,693
    2012                                                6.15                         6.79                        49,386
    2011                                                6.24                         6.15                        66,953
    2010                                                5.60                         6.24                        58,782
    2009                                                4.56                         5.60                        40,875
    2008                                                6.17                         4.56                       115,634
    2007                                                5.75                         6.17                         8,594

Fidelity VIP Freedom 2015 Portfolio - Initial Class
    2016                                             $  7.92                      $  8.28                        26,264
    2015                                                8.05                         7.92                        28,820
    2014                                                7.79                         8.05                        44,775
    2013                                                6.90                         7.79                        45,417
    2012                                                6.22                         6.90                        54,332
    2011                                                6.33                         6.22                        78,229
    2010                                                5.67                         6.33                        79,502
    2009                                                4.58                         5.67                        65,553
    2008                                                6.36                         4.58                        18,228
    2007                                                5.90                         6.36                        10,060

Fidelity VIP Freedom 2020 Portfolio - Initial Class
    2016                                             $  7.97                      $  8.35                        72,886
    2015                                                8.10                         7.97                       113,273
    2014                                                7.82                         8.10                       117,350
    2013                                                6.83                         7.82                       122,392
    2012                                                6.11                         6.83                        99,822
    2011                                                6.25                         6.11                       127,280
    2010                                                5.53                         6.25                        79,375
    2009                                                4.34                         5.53                        91,304
    2008                                                6.53                         4.34                        87,762
    2007                                                6.00                         6.53                       147,757

Fidelity VIP Freedom 2025 Portfolio - Initial Class
    2016                                             $  8.39                      $  8.79                        51,763
    2015                                                8.51                         8.39                        56,958
    2014                                                8.21                         8.51                        74,640
    2013                                                6.93                         8.21                        78,140
    2012                                                6.10                         6.93                        88,342
    2011                                                6.32                         6.10                        53,394
    2010                                                5.53                         6.32                        99,186
    2009                                                4.30                         5.53                        97,636
    2008                                                6.62                         4.30                        60,361
    2007                                                6.07                         6.62                        44,578


* All Investment Accounts represent Band B units.

                                                                             ACCUMULATION UNIT        NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE         VALUE AT END OF            UNITS OUTSTANDING
INVESTMENT ACCOUNT*                           AT BEGINNING OF PERIOD              PERIOD                 AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio - Initial Class
    2016                                             $   8.29                     $  8.72                       104,250
    2015                                                 8.41                        8.29                        85,406
    2014                                                 8.12                        8.41                        93,435
    2013                                                 6.76                        8.12                        90,135
    2012                                                 5.93                        6.76                        89,046
    2011                                                 6.17                        5.93                        58,422
    2010                                                 5.38                        6.17                        45,952
    2009                                                 4.14                        5.38                        40,149
    2008                                                 6.77                        4.14                        19,131
    2007                                                 6.16                        6.77                        13,276

Fidelity VIP Freedom Income Portfolio - Initial Class
    2016                                             $   6.71                     $  6.92                         5,815
    2015                                                 6.82                        6.71                         9,398
    2014                                                 6.66                        6.82                        17,707
    2013                                                 6.39                        6.66                        19,170
    2012                                                 6.08                        6.39                        57,651
    2011                                                 6.06                        6.08                        47,752
    2010                                                 5.71                        6.06                        60,207
    2009                                                 5.03                        5.71                       128,761
    2008                                                 5.69                        5.03                       189,958
    2007                                                 5.43                        5.69                       201,066

Fidelity VIP Growth Portfolio - Initial Class
    2016                                             $  13.09                     $ 13.03                       197,709
    2015                                                12.38                       13.09                       206,448
    2014                                                11.26                       12.38                       248,453
    2013                                                 8.37                       11.26                       268,458
    2012                                                 7.39                        8.37                       337,376
    2011                                                 7.48                        7.39                       383,242
    2010                                                 6.10                        7.48                       427,291
    2009                                                 4.82                        6.10                       476,834
    2008                                                 9.24                        4.82                       520,350
    2007                                                 7.37                        9.24                       567,086

Fidelity VIP High Income Portfolio - Initial Class
    2016                                             $  10.43                     $ 11.80                       173,623
    2015                                                10.97                       10.43                       205,458
    2014                                                10.98                       10.97                       245,829
    2013                                                10.50                       10.98                       270,430
    2012                                                 9.32                       10.50                       356,223
    2011                                                 9.07                        9.32                       263,472
    2010                                                 8.07                        9.07                       308,390
    2009                                                 5.68                        8.07                       345,424
    2008                                                 7.67                        5.68                       354,653
    2007                                                 7.56                        7.67                       503,704


* All Investment Accounts represent Band B units.

                                                                                ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                               ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT*                            AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio - Initial Class
    2016                                              $  12.68                       $ 14.00                        656,768
    2015                                                 12.68                         12.68                        590,445
    2014                                                 11.31                         12.68                        706,343
    2013                                                  8.66                         11.31                      3,394,441
    2012                                                  7.57                          8.66                      3,971,054
    2011                                                  7.52                          7.57                      5,052,900
    2010                                                  6.62                          7.52                      5,963,862
    2009                                                  5.30                          6.62                      6,570,984
    2008                                                  8.52                          5.30                      7,276,004
    2007                                                  8.19                          8.52                      6,592,076

Fidelity VIP Mid Cap Portfolio - Service 2 Class
    2016                                              $  11.09                       $ 12.25                         36,038
    2015                                                 11.42                         11.09                         44,664
    2014                                                 10.91                         11.42                         55,589
    2013                                                  8.14                         10.91                      1,015,538
    2012                                                  7.19                          8.14                      1,141,604
    2011                                                  8.18                          7.19                      1,697,328
    2010                                                  6.44                          8.18                      1,876,680
    2009                                                  5.00 (05/01/2009)             6.44                      2,185,760

Fidelity VIP Overseas Portfolio - Initial Class
    2016                                              $  11.34                       $ 10.63                        135,075
    2015                                                 11.08                         11.34                        169,052
    2014                                                 12.22                         11.08                        181,981
    2013                                                  9.49                         12.22                        202,043
    2012                                                  7.96                          9.49                        236,960
    2011                                                  9.74                          7.96                        313,261
    2010                                                  8.72                          9.74                        370,816
    2009                                                  6.98                          8.72                        430,012
    2008                                                 12.59                          6.98                      2,765,591
    2007                                                 10.87                         12.59                      2,894,507

Franklin Founding Funds Allocation VIP Fund - 1 Class
    2016                                              $   6.03                       $  6.76                         36,110
    2015                                                  6.50                          6.03                         51,087
    2014                                                  6.39                          6.50                         54,660
    2013                                                  5.21                          6.39                         50,439
    2012                                                  4.57                          5.21                         66,005
    2011                                                  4.69                          4.57                         71,255
    2010                                                  4.29                          4.69                         60,032
    2009                                                  3.33                          4.29                         24,634
    2008                                                  5.00 (05/01/2008)             3.33                          1,638

Franklin Small Cap Value VIP Fund - 1 Class
    2016                                              $   7.37                       $  9.49                      1,032,892
    2015                                                  8.04                          7.37                      1,193,060
    2014                                                  8.07                          8.04                      1,610,245
    2013                                                  5.99                          8.07                      1,850,774
    2012                                                  5.11                          5.99                         37,318
    2011                                                  5.37                          5.11                         44,422
    2010                                                  4.23                          5.37                         48,430
    2009                                                  3.31                          4.23                          5,175
    2008                                                  5.00 (05/01/2008)             3.31                         10,045


* All Investment Accounts represent Band B units.

                                                                                ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT*                           AT BEGINNING OF PERIOD                 PERIOD                  AT END OF PERIOD
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Government Money Market Fund - Service Class (Formerly Goldman Sachs VIT Money Market Fund)
    2016                                              $  5.00                       $   4.93                      3,689,401
    2015                                                 5.00 (11/19/2015)              5.00                      4,060,389

Invesco V.I. Core Equity Fund - Series II Class
    2016                                              $  9.25                       $  10.05                          1,868
    2015                                                 9.97                           9.25                          1,898
    2014                                                 9.37                           9.97                          6,085
    2013                                                 7.36                           9.37                          1,623
    2012                                                 6.56                           7.36                          1,751
    2011                                                 6.67                           6.56                          1,759
    2010                                                 6.18                           6.67                          1,668
    2009                                                 5.00 (05/01/2009)              6.18                            576

Invesco V.I. Diversified Dividend Fund - Series I Class
    2016                                              $  7.78                       $   8.81                         28,574
    2015                                                 7.72                           7.78                         17,077
    2014                                                 6.93                           7.72                         28,099
    2013                                                 5.36                           6.93                         34,584
    2012                                                 4.57                           5.36                         57,934
    2011                                                 5.00 (04/28/2011)              4.57                            417

Invesco V.I. Global Health Care Fund - Series I Class
    2016                                              $ 15.46                       $  13.51                         89,034
    2015                                                15.18                          15.46                         96,446
    2014                                                12.85                          15.18                         57,167
    2013                                                 9.27                          12.85                         48,386
    2012                                                 7.77                           9.27                         37,378
    2011                                                 7.57                           7.77                         45,760
    2010                                                 7.28                           7.57                         47,140
    2009                                                 5.78                           7.28                         56,879
    2008                                                 8.20                           5.78                         84,620
    2007                                                 7.43                           8.20                         66,396

Invesco V.I. Global Real Estate Fund - Series I Class
    2016                                              $ 14.64                       $  14.75                      1,336,628
    2015                                                15.06                          14.64                      1,676,511
    2014                                                13.31                          15.06                      1,956,318
    2013                                                13.13                          13.31                      1,266,950
    2012                                                10.38                          13.13                      1,405,868
    2011                                                11.25                          10.38                      1,640,604
    2010                                                 9.70                          11.25                      1,889,772
    2009                                                 7.47                           9.70                      2,150,201
    2008                                                13.67                           7.47                      1,821,289
    2007                                                14.66                          13.67                        287,652

Invesco V.I. High Yield Fund - Series I Class
    2016                                              $  8.65                       $   9.49                        885,393
    2015                                                 9.05                           8.65                      1,040,401
    2014                                                 9.01                           9.05                      1,525,845
    2013                                                 8.53                           9.01                      1,487,161
    2012                                                 7.37                           8.53                      1,248,139
    2011                                                 7.40                           7.37                      1,743,482
    2010                                                 6.60                           7.40                      2,309,418
    2009                                                 4.38                           6.60                      2,527,195
    2008                                                 5.97                           4.38                      2,688,173
    2007                                                 5.97                           5.97                      2,219,014


* All Investment Accounts represent Band B units.

                                                                               ACCUMULATION UNIT        NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE            VALUE AT END OF            UNITS OUTSTANDING
INVESTMENT ACCOUNT*                          AT BEGINNING OF PERIOD                 PERIOD                 AT END OF PERIOD
----------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. International Growth Fund - Series II Class
    2016                                             $  8.53                       $  8.37                         37,102
    2015                                                8.88                          8.53                         54,823
    2014                                                8.99                          8.88                         71,972
    2013                                                7.67                          8.99                      3,887,462
    2012                                                6.74                          7.67                      4,266,164
    2011                                                7.34                          6.74                      3,440,332
    2010                                                6.60                          7.34                      3,411,729
    2009                                                5.00 (05/01/2009)             6.60                      3,537,630

Invesco V.I. Managed Volatility Fund - Series I Class
    2016                                             $ 14.12                       $ 15.42                        114,372
    2015                                               14.62                         14.12                        135,934
    2014                                               12.29                         14.62                        162,754
    2013                                               11.24                         12.29                        156,355
    2012                                               10.99                         11.24                        148,352
    2011                                                9.56                         10.99                        144,552
    2010                                                9.11                          9.56                        167,807
    2009                                                8.03                          9.11                        199,293
    2008                                               12.03                          8.03                        301,318
    2007                                               10.10                         12.03                        347,966

Invesco V.I. Mid Cap Growth Fund - Series I Class
    2016                                             $  7.12                       $  7.08                         16,747
    2015                                                7.12                          7.12                         19,774
    2014                                                6.68                          7.12                         36,064
    2013                                                4.94                          6.68                         38,012
    2012                                                5.00 (04/12/2012)             4.94                         58,591

Janus Aspen Balanced Portfolio - Service Class
    2016                                             $  5.00 (10/21/2016)          $  4.97                      2,000,871

Janus Aspen Flexible Bond Portfolio - Institutional Class
    2016                                             $  8.37                       $  8.46                      4,073,195
    2015                                                8.46                          8.37                      4,984,014
    2014                                                8.16                          8.46                      5,933,310
    2013                                                8.28                          8.16                      7,909,772
    2012                                                7.75                          8.28                      8,298,392
    2011                                                7.35                          7.75                      9,965,511
    2010                                                6.90                          7.35                     10,745,327
    2009                                                6.17                          6.90                     10,748,249
    2008                                                5.90                          6.17                     15,904,195
    2007                                                5.58                          5.90                     13,967,365

Janus Aspen Forty Portfolio - Institutional Class
    2016                                             $  7.20                       $  7.26                         90,804
    2015                                                6.50                          7.20                         84,124
    2014                                                6.06                          6.50                         80,266
    2013                                                4.68                          6.06                         61,598
    2012                                                3.81                          4.68                         79,811
    2011                                                4.14                          3.81                         82,841
    2010                                                3.93                          4.14                         77,631
    2009                                                2.72                          3.93                         99,684
    2008                                                5.00 (05/01/2008)             2.72                         43,223


* All Investment Accounts represent Band B units.

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT*                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Global Research Portfolio - Institutional Class
    2016                                              $  9.28                      $  9.35                         215,947
    2015                                                 9.62                         9.28                         237,747
    2014                                                 9.07                         9.62                         269,542
    2013                                                 7.15                         9.07                         349,073
    2012                                                 6.04                         7.15                         456,771
    2011                                                 7.09                         6.04                         506,154
    2010                                                 6.20                         7.09                         600,987
    2009                                                 4.56                         6.20                         645,234
    2008                                                 8.35                         4.56                         773,970
    2007                                                 7.72                         8.35                         892,138

Janus Aspen Overseas Portfolio - Service Class
    2016                                              $  5.79                      $  5.33                          28,632
    2015                                                 6.43                         5.79                          32,971
    2014                                                 7.41                         6.43                          42,917
    2013                                                 6.57                         7.41                          45,468
    2012                                                 5.88                         6.57                          55,365
    2011                                                 8.81                         5.88                          55,598
    2010                                                 7.14                         8.81                          53,989
    2009                                                 5.00 (05/01/2009)            7.14                           7,526

Janus Aspen Perkins Mid Cap Value Portfolio - Service Class
    2016                                              $  9.18                      $ 10.76                          17,064
    2015                                                 9.66                         9.18                          14,228
    2014                                                 9.02                         9.66                          22,256
    2013                                                 7.26                         9.02                          21,098
    2012                                                 6.64                         7.26                          20,791
    2011                                                 6.94                         6.64                          23,480
    2010                                                 6.09                         6.94                          22,822
    2009                                                 5.00 (05/01/2009)            6.09                           6,283

Neuberger Berman AMT Mid Cap Growth Portfolio - Service Class
    2016                                              $ 12.10                      $ 12.44                          71,279
    2015                                                12.14                        12.10                          89,937
    2014                                                11.46                        12.14                          42,759
    2013                                                 8.77                        11.46                          55,521
    2012                                                 7.93                         8.77                          42,995
    2011                                                 8.01                         7.93                          40,195
    2010                                                 6.30                         8.01                          15,461
    2009                                                 5.00 (05/01/2009)            6.30                             141

Neuberger Berman Mid Cap Intrinsic Value Portfolio - I Class
    2016                                              $ 13.60                      $ 15.60                          44,327
    2015                                                15.03                        13.60                          61,097
    2014                                                13.38                        15.03                          67,066
    2013                                                 9.89                        13.38                          77,157
    2012                                                 8.67                         9.89                          90,680
    2011                                                 9.40                         8.67                         103,960
    2010                                                 7.54                         9.40                         127,279
    2009                                                 5.21                         7.54                         149,256
    2008                                                 9.75                         5.21                         151,959
    2007                                                 9.56                         9.75                         200,316


* All Investment Accounts represent Band B units.

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT*                          AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Short Duration Bond Portfolio - I Class
    2016                                             $  5.25                      $  5.25                        190,625
    2015                                                5.31                         5.25                        121,881
    2014                                                5.35                         5.31                        154,725
    2013                                                5.39                         5.35                        192,947
    2012                                                5.22                         5.39                        200,398
    2011                                                5.27                         5.22                        204,932
    2010                                                5.07                         5.27                        218,374
    2009                                                4.53                         5.07                        229,666
    2008                                                5.30                         4.53                        254,065
    2007                                                5.13                         5.30                      8,974,984

Pioneer Bond VCT Portfolio - I Class
    2016                                             $  5.00 (10/21/2016)         $  5.00                      2,976,606

Pioneer Emerging Markets VCT Portfolio - I Class
    2016                                             $  2.55                      $  2.68                         96,491
    2015                                                3.06                         2.55                        112,393
    2014                                                3.54                         3.06                        126,049
    2013                                                3.66                         3.54                      2,392,796
    2012                                                3.31                         3.66                      2,229,053
    2011                                                4.38                         3.31                      2,108,860
    2010                                                3.83                         4.38                      2,327,304
    2009                                                2.22                         3.83                      2,564,812
    2008                                                5.00 (05/01/2008)            2.22                      2,139,371

Pioneer Equity Income VCT Portfolio - I Class
    2016                                             $  5.00 (10/21/2016)         $  5.00                      3,660,291

Pioneer Equity Income VCT Portfolio - II Class
    2016                                             $ 11.40                      $ 13.45                         18,409
    2015                                               11.52                        11.40                          4,189
    2014                                               10.35                        11.52                         13,368
    2013                                                8.14                        10.35                         13,454
    2012                                                7.50                         8.14                          9,277
    2011                                                7.18                         7.50                          7,552
    2010                                                6.10                         7.18                          2,029
    2009                                                5.00 (05/01/2009)            6.10                          1,702

Pioneer Fund VCT Portfolio - I Class
    2016                                             $ 10.99                      $ 11.91                         62,426
    2015                                               11.14                        10.99                         75,607
    2014                                               10.17                        11.14                        103,911
    2013                                                7.73                        10.17                      2,817,954
    2012                                                7.10                         7.73                      4,241,991
    2011                                                7.52                         7.10                      6,532,165
    2010                                                6.56                         7.52                      7,134,256
    2009                                                5.31                         6.56                      7,612,387
    2008                                                8.19                         5.31                      6,348,954
    2007                                                7.90                         8.19                      4,720,939


* All Investment Accounts represent Band B units.

                                                                              ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT*                           AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
Pioneer Select Mid Cap Growth VCT Portfolio - I Class
    2016                                             $ 14.86                       $15.21                          72,567
    2015                                               14.81                        14.86                          79,036
    2014                                               13.71                        14.81                          87,437
    2013                                                9.75                        13.71                         111,386
    2012                                                9.23                         9.75                         137,752
    2011                                                9.57                         9.23                         161,642
    2010                                                8.06                         9.57                         198,480
    2009                                                5.65                         8.06                         257,494
    2008                                                8.87                         5.65                         314,555
    2007                                                9.35                         8.87                         429,092

Royce Capital Small-Cap Portfolio - Investor Class
    2016                                             $  6.98                       $ 8.33                          73,044
    2015                                                8.02                         6.98                          81,441
    2014                                                7.87                         8.02                          80,794
    2013                                                5.91                         7.87                          87,447
    2012                                                5.33                         5.91                         105,554
    2011                                                5.58                         5.33                         104,733
    2010                                                4.69                         5.58                          76,697
    2009                                                3.51                         4.69                          23,868
    2008                                                5.00 (05/01/2008)            3.51                          16,329

T. Rowe Price Blue Chip Growth Portfolio
    2016                                             $ 11.96                       $11.90                       3,363,662
    2015                                               10.91                        11.96                       3,983,541
    2014                                               10.12                        10.91                       5,129,657
    2013                                                7.27                        10.12                       2,799,089
    2012                                                6.22                         7.27                       3,079,342
    2011                                                6.21                         6.22                       3,048,982
    2010                                                5.41                         6.21                       3,236,979
    2009                                                3.85                         5.41                       3,462,915
    2008                                                6.79                         3.85                          94,210
    2007                                                6.10                         6.79                         112,305

T. Rowe Price Equity Income Portfolio
    2016                                             $ 10.83                       $12.74                         473,272
    2015                                               11.78                        10.83                         493,601
    2014                                               11.11                        11.78                         562,332
    2013                                                8.68                        11.11                         672,681
    2012                                                7.51                         8.68                         865,409
    2011                                                7.66                         7.51                       1,075,304
    2010                                                6.75                         7.66                       1,207,389
    2009                                                5.44                         6.75                       1,383,567
    2008                                                8.63                         5.44                       1,569,415
    2007                                                8.46                         8.63                       1,974,573

T. Rowe Price Limited-Term Bond Portfolio
    2016                                             $  5.93                       $ 5.94                         315,377
    2015                                                5.99                         5.93                         362,366
    2014                                                6.03                         5.99                         433,565
    2013                                                6.10                         6.03                       9,218,862
    2012                                                6.04                         6.10                       8,770,357
    2011                                                6.02                         6.04                       8,238,909
    2010                                                5.91                         6.02                       8,471,444
    2009                                                5.53                         5.91                       7,801,371
    2008                                                5.52                         5.53                       9,120,643
    2007                                                5.30                         5.52                         898,970


* All Investment Accounts represent Band B units.

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT*                          AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Mid-Cap Growth Portfolio
    2016                                             $ 20.71                       $ 21.72                         148,128
    2015                                               19.69                         20.71                         186,289
    2014                                               17.63                         19.69                         184,923
    2013                                               13.07                         17.63                         254,931
    2012                                               11.62                         13.07                         404,477
    2011                                               11.93                         11.62                         491,635
    2010                                                9.43                         11.93                         595,465
    2009                                                6.56                          9.43                         744,041
    2008                                               11.03                          6.56                         898,142
    2007                                                9.51                         11.03                       1,085,576

Templeton Foreign VIP Fund - 2 Class
    2016                                             $  7.36                       $  7.78                       2,925,744
    2015                                                7.97                          7.36                       3,031,166
    2014                                                9.09                          7.97                       3,120,477
    2013                                                7.49                          9.09                       3,553,758
    2012                                                6.42                          7.49                       4,317,819
    2011                                                7.27                          6.42                       4,135,712
    2010                                                6.80                          7.27                       4,249,225
    2009                                                5.00 (05/01/2009)             6.80                       4,274,645

Templeton Global Bond VIP Fund - 1 Class
    2016                                             $  7.15                       $  7.28                         167,365
    2015                                                7.55                          7.15                         229,226
    2014                                                7.49                          7.55                         262,794
    2013                                                7.45                          7.49                         292,175
    2012                                                6.54                          7.45                         326,668
    2011                                                6.67                          6.54                         326,381
    2010                                                5.89                          6.67                         233,052
    2009                                                5.01                          5.89                         117,875
    2008                                                5.00 (05/01/2008)             5.01                          53,375

Timothy Plan Conservative Growth Variable
    2016                                             $  6.71                       $  7.01                       2,414,977
    2015                                                7.00                          6.71                       2,869,260
    2014                                                6.91                          7.00                       3,502,671
    2013                                                6.36                          6.91                       4,154,313
    2012                                                5.98                          6.36                       5,317,242
    2011                                                5.94                          5.98                       5,499,054
    2010                                                5.35                          5.94                       6,512,534
    2009                                                4.42                          5.35                       7,144,621
    2008                                                6.26                          4.42                       6,447,495
    2007                                                5.83                          6.26                       4,921,446

Timothy Plan Strategic Growth Variable
    2016                                             $  6.68                       $  6.96                       2,578,850
    2015                                                7.03                          6.68                       2,765,247
    2014                                                7.01                          7.03                       3,106,799
    2013                                                6.01                          7.01                       2,986,929
    2012                                                5.47                          6.01                       2,421,935
    2011                                                5.75                          5.47                       3,011,636
    2010                                                5.05                          5.75                       2,600,695
    2009                                                3.95                          5.05                       2,883,638
    2008                                                6.62                          3.95                       2,729,028
    2007                                                6.09                          6.62                       1,716,117


* All Investment Accounts represent Band B units.

                                                                              ACCUMULATION UNIT           NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF               UNITS OUTSTANDING
INVESTMENT ACCOUNT*                          AT BEGINNING OF PERIOD                PERIOD                    AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
TOPS Managed Risk Balanced ETF Portfolio - 2 Class
    2016                                             $  4.73                       $  4.96                          72,113
    2015                                                5.02                          4.73                          68,692
    2014                                                5.00 (09/26/2014)             5.02                          10,074

TOPS Managed Risk Growth ETF Portfolio - 2 Class
    2016                                             $  4.48                       $  4.67                         116,339
    2015                                                5.00                          4.48                         127,927
    2014                                                5.00 (09/26/2014)             5.00                          16,780

TOPS Managed Risk Moderate Growth ETF Portfolio - 2 Class
    2016                                             $  4.65                       $  4.87                         283,258
    2015                                                5.03                          4.65                         394,437
    2014                                                5.00 (09/26/2014)             5.03                          36,290

Vanguard VIF Diversified Value Portfolio
    2016                                             $  7.26                       $  8.10                         184,074
    2015                                                7.54                          7.26                         100,578
    2014                                                6.96                          7.54                         117,984
    2013                                                5.45                          6.96                       4,438,715
    2012                                                4.74                          5.45                       4,564,670
    2011                                                4.62                          4.74                       3,051,603
    2010                                                4.28                          4.62                       3,494,340
    2009                                                3.41                          4.28                       3,689,810
    2008                                                5.00 (05/01/2008)             3.41                             678

Vanguard VIF Mid-Cap Index Portfolio
    2016                                             $ 10.94                       $ 12.00                       1,448,201
    2015                                               11.24                         10.94                       1,550,088
    2014                                               10.03                         11.24                       1,961,463
    2013                                                7.53                         10.03                       1,680,299
    2012                                                6.59                          7.53                       2,038,120
    2011                                                6.81                          6.59                       2,644,768
    2010                                                5.50                          6.81                       2,712,153
    2009                                                3.97                          5.50                       3,114,274
    2008                                                6.92                          3.97                       3,960,432
    2007                                                6.60                          6.92                       2,616,306

Vanguard VIF Small Company Growth Portfolio
    2016                                             $ 11.27                       $ 12.79                         708,648
    2015                                               11.74                         11.27                         753,087
    2014                                               11.51                         11.74                       1,143,827
    2013                                                7.96                         11.51                         119,356
    2012                                                7.03                          7.96                          90,629
    2011                                                7.03                          7.03                         111,909
    2010                                                5.40                          7.03                         104,162
    2009                                                3.93                          5.40                         106,783
    2008                                                6.57                          3.93                          96,004
    2007                                                6.42                          6.57                       1,943,362


* All Investment Accounts represent Band B units.

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT*                          AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
Vanguard VIF Total Bond Market Index Portfolio
   2016                                              $ 6.81                       $  6.89                       8,998,076
   2015                                                6.87                          6.81                      11,154,034
   2014                                                6.58                          6.87                      12,638,853
   2013                                                6.82                          6.58                       2,294,342
   2012                                                6.64                          6.82                       3,032,225
   2011                                                6.25                          6.64                       3,550,952
   2010                                                5.94                          6.25                       3,460,843
   2009                                                5.68                          5.94                       3,245,474
   2008                                                5.47                          5.68                         488,288
   2007                                                5.18                          5.47                         257,086


* All Investment Accounts represent Band B units.

         INFORMATION ABOUT AUL, THE VARIABLE ACCOUNT, AND THE FUNDS


AMERICAN UNITED LIFE INSURANCE COMPANY(R)

AUL is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company ("MHC").

After conversion, MHC issued voting stock to a newly formed stock holding company, OneAmerica Financial Partners, Inc. (the "Stock Holding Company"). The Stock Holding Company may, at some future time, offer shares of its stock publicly or privately; however, MHC must always hold at least 51 percent of the voting stock of the Stock Holding Company, which in turn owns 100 percent of the voting stock of AUL. No plans have been formulated to issue any shares of capital stock of the Stock Holding Company at this time. The Stock Holding Company issued $200 million aggregate principal amount of its 7 percent senior notes due 2033 in 2003.

AUL conducts a conventional life insurance and annuity business. The principal underwriter for the Contracts is OneAmerica Securities, Inc., a wholly owned subsidiary of AUL. OneAmerica Securities, Inc. is registered as a broker-dealer with the SEC.


THE VARIABLE ACCOUNT

The AUL American Individual Variable Annuity Unit Trust was established by AUL on November 11, 1998, under procedures established under Indiana law. The income, gains, or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to other income, gains, or losses of AUL. Assets in the Variable Account attributable to the reserves and other liabilities under the Contracts are not chargeable with liabilities arising from any other business that AUL conducts. AUL owns the assets in the Variable Account and is required to maintain sufficient assets in the Variable Account to meet all Variable Account obligations under the Contracts. AUL may transfer to its General Account assets that exceed anticipated obligations of the Variable Account. All obligations arising under the Contracts are general corporate obligations of AUL. AUL may invest its own assets in the Variable Account, and may accumulate in the Variable Account proceeds from Contract charges and investment results applicable to those assets.

The Variable Account is currently divided into sub-accounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of one (1) of the Funds. Premiums may be allocated to one (1) or more Investment Accounts available under a Contract. AUL may in the future establish additional Investment Accounts of the Variable Account, which may invest in other securities or investment vehicles.

The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Variable Account or of AUL.


THE FUNDS


Each of the Funds is a diversified, open-end management investment company commonly referred to as a Fund, or a Portfolio thereof. Each of the Funds is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policies or practices of the Fund. Each Fund has its own investment objective or objectives and policies. The shares of a Fund are purchased by AUL for the corresponding Investment Account at the Fund's net asset value per share, i.e., without any sales load. All dividends and capital gain distributions received from a Fund are automatically reinvested in such Fund at net asset value, unless otherwise instructed by AUL. AUL has entered into agreements with the Distributors/Advisors of AB Variable Products Series Fund, Inc., Alger Portfolios, American Century(R) Variable Portfolios, Inc., Calvert Variable Series, Inc., Columbia Funds Variable Insurance Trust, Dreyfus Investment Portfolios, Fidelity(R) Variable Insurance Products Freedom Funds, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Asset Management, Invesco V. I. Funds Trust, Janus Aspen Series, Neuberger Berman Advisers Management Trust, Pioneer Variable Contracts Trust (VCT), The Royce Funds, T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., Timothy Plan(R) Portfolio Variable Series, Northern Lights Variable Trust, and Vanguard Variable Insurance Fund, under which AUL has agreed to render certain services and to provide information about these Funds to its Contract Owners and/or Participants who invest in the Investment Accounts that invest in these Funds. Under these agreements and for providing these services, AUL receives compensation from the Distributor/Advisor of these Funds, ranging from zero basis points until a certain level of Fund assets have been purchased to 60 basis points based on an annual service fee of average daily market value of shares owned by the Separate Account.



The investment advisers of the Funds are identified in the table below. All of the investment advisers are registered with the SEC as investment advisors. The Funds offer their shares as investment vehicles to support variable Annuity contracts. The advisors or distributors to certain of the Funds may advise and distribute other investment companies that offer their shares directly to the public, some of which have names similar to the names of the Funds in which the

Investment Accounts invest. These investment companies offered to the public should not be confused with the Funds in which the Investment Accounts invest. The Funds are described in their prospectuses, which accompany this prospectus.

The Owner should consult his or her registered representative who may provide information on the Funds, as not all of them may be suitable for an Owner's investment needs. The Owner can lose money by investing in a Contract, and the underlying Funds could underperform other investments. Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment advisor, subadvisor, manager, or sponsor, AUL does not represent or assure that the investment results will be comparable to those of any other portfolio, even where the investment advisor, subadvisor, or manager is the same. Certain Funds available through the Contract have names similar to Funds not available through the Contract. The performance of a Fund not available through the Contract does not indicate performance of a similarly named Fund available through the Contract. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in Fund performance. For all these reasons, you should expect investment results to differ.


Each Fund is registered with the SEC as a diversified, open-end management investment company under the 1940 Act, although the SEC does not supervise their management or investment practices and policies. Each of the Funds comprises one or more of the portfolios and other series that may not be available under the policies.


THE FUNDS ARE DESCRIBED IN THEIR PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. FOR MORE COMPLETE INFORMATION CONCERNING THE APPLICABLE FUND AND ITS PORTFOLIOS, PLEASE SEE THE APPLICABLE FUND'S PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.




                                        CLASS
INVESTMENT ACCOUNT AND                  DESIGNATION
CORRESPONDING FUND PORTFOLIO            IF ANY(1)         TYPE                                 INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------------
AB VPS International Growth             A                 International Equity Fund            AllianceBernstein L.P.
Portfolio

AB VPS International Value Portfolio    A                 International Equity Fund            AllianceBernstein L.P.

AB VPS Small/Mid Cap Value              A                 U.S. Equity Fund                     AllianceBernstein L.P.
Portfolio

Alger Large Cap Growth Portfolio        I-2               U.S. Equity Fund                     Fred Alger Management, Inc.

Alger Small Cap Growth Portfolio        I-2               U.S. Equity Fund                     Fred Alger Management, Inc.

American Century VP Capital             I                 U.S. Equity Fund                     American Century(R) Investment
Appreciation Fund                                                                              Management, Inc.

American Century VP Income &            I                 U.S. Equity Fund                     American Century(R) Investment
Growth Fund                                                                                    Management, Inc.

American Century VP International       I                 International Equity Fund            American Century(R) Investment
Fund                                                                                           Management, Inc.

American Century VP Mid Cap             II                U.S. Equity Fund                     American Century(R) Investment
Value Fund                                                                                     Management, Inc.

American Century VP Ultra Fund          I                 U.S. Equity Fund                     American Century(R) Investment
                                                                                               Management, Inc.

Calvert VP SRI Mid Cap Growth                             U.S. Equity Fund                     Calvert Research and
Portfolio                                                                                      Management

Columbia Variable Portfolio - Small     1                 U.S. Equity Fund                     Columbia Management
Cap Value Fund                                                                                 Investment Advisers LLC

Columbia Variable Portfolio - US        1                 Taxable Bond Fund                    Columbia Management
Government Mortgage Fund                                                                       Investment Advisers LLC

Dreyfus Investment Portfolios, Small    Service           U.S. Equity Fund                     The Dreyfus Corporation
Cap Stock Index Portfolio




(1) Please refer to the Fund prospectus for a description of the class designation.

                                        CLASS
INVESTMENT ACCOUNT AND                  DESIGNATION
CORRESPONDING FUND PORTFOLIO            IF ANY(1)         TYPE                                 INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios,          Service           U.S. Equity Fund                     The Dreyfus Corporation
Technology Growth Portfolio

Dreyfus Variable Investment Fund,       Service           U.S. Equity Fund                     The Dreyfus Corporation
Appreciation Portfolio

Fidelity VIP Asset Manager Portfolio    Initial           Allocation Fund                      Fidelity(R) Management &
                                                                                               Research Company

Fidelity VIP Contrafund Portfolio       Initial           U.S. Equity Fund                     Fidelity(R) Management &
                                                                                               Research Company

Fidelity VIP Equity-Income Portfolio    Initial           U.S. Equity Fund                     Fidelity(R) Management &
                                                                                               Research Company

Fidelity VIP Freedom 2005 Portfolio     Initial           Allocation Fund                      Fidelity(R) Management &
                                                                                               Research Company

Fidelity VIP Freedom 2010 Portfolio     Initial           Allocation Fund                      Fidelity(R) Management &
                                                                                               Research Company

Fidelity VIP Freedom 2015 Portfolio     Initial           Allocation Fund                      Fidelity(R) Management &
                                                                                               Research Company

Fidelity VIP Freedom 2020 Portfolio     Initial           Allocation Fund                      Fidelity(R) Management &
                                                                                               Research Company

Fidelity VIP Freedom 2025 Portfolio     Initial           Allocation Fund                      Fidelity(R) Management &
                                                                                               Research Company

Fidelity VIP Freedom 2030 Portfolio     Initial           Allocation Fund                      Fidelity(R) Management &
                                                                                               Research Company

Fidelity VIP Freedom Income             Initial           Allocation Fund                      Fidelity(R) Management &
Portfolio                                                                                      Research Company

Fidelity VIP Growth Portfolio           Initial           U.S. Equity Fund                     Fidelity(R) Management &
                                                                                               Research Company

Fidelity VIP High Income Portfolio      Initial           Taxable Bond Fund                    Fidelity(R) Management &
                                                                                               Research Company

Fidelity VIP Index 500 Portfolio        Initial           U.S. Equity Fund                     Fidelity(R) Management &
                                                                                               Research Company

Fidelity VIP Mid Cap Portfolio          Service 2         U.S. Equity Fund                     Fidelity(R) Management &
                                                                                               Research Company

Fidelity VIP Overseas Portfolio         Initial           International Equity Fund            Fidelity(R) Management &
                                                                                               Research Company

Franklin Founding Funds Allocation      1                 Allocation Fund                      Franklin Templeton Services, LLC
VIP Fund

Franklin Small Cap Value VIP Fund       1                 U.S. Equity Fund                     Franklin Advisory Services, LLC

Goldman Sachs VIT Government            Service           Taxable Bond Fund                    Goldman Sachs Asset
Money Market Fund (Formerly                                                                    Management, L.P.
Goldman Sachs VIT Money Market
Fund)(2)

Invesco V.I. Core Equity Fund           Series II         U.S. Equity Fund                     Invesco Advisers, Inc.

Invesco V.I. Diversified Dividend       Series I          U.S. Equity Fund                     Invesco Advisers, Inc.
Fund




(1) Please refer to the Fund prospectus for a description of the class designation.

(2) Name changed effective 6/24/2016.

                                        CLASS
INVESTMENT ACCOUNT AND                  DESIGNATION
CORRESPONDING FUND PORTFOLIO            IF ANY(1)         TYPE                                 INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Global Health Care         Series I          Sector Equity Fund                   Invesco Advisers, Inc.
Fund

Invesco V.I. Global Real Estate Fund    Series I          Sector Equity Fund                   Invesco Advisers, Inc.

Invesco V.I. High Yield Fund            Series I          Taxable Bond Fund                    Invesco Advisers, Inc.

Invesco V.I. International Growth       Series II         International Equity Fund            Invesco Advisers, Inc.
Fund

Invesco V.I. Managed Volatility Fund    Series I          U.S. Equity Fund                     Invesco Advisers, Inc.

Invesco V.I. Mid Cap Growth Fund        Series I          U.S. Equity Fund                     Invesco Advisers, Inc.

Janus Aspen Balanced Portfolio          Service           Allocation Fund                      Janus Capital Management LLC

Janus Aspen Flexible Bond Portfolio     Institutional     Taxable Bond Fund                    Janus Capital Management LLC

Janus Aspen Forty Portfolio             Institutional     U.S. Equity Fund                     Janus Capital Management LLC

Janus Aspen Global Research             Institutional     International Equity Fund            Janus Capital Management LLC
Portfolio

Janus Aspen Overseas Portfolio          Service           International Equity Fund            Janus Capital Management LLC

Janus Aspen Perkins Mid Cap Value       Service           U.S. Equity Fund                     Janus Capital Management LLC
Portfolio

Neuberger Berman AMT Mid Cap            Service           U.S. Equity Fund                     Neuberger Berman Investment
Growth Portfolio                                                                               Advisers LLC

Neuberger Berman Mid Cap                I                 U.S. Equity Fund                     Neuberger Berman Investment
Intrinsic Value Portfolio                                                                      Advisers LLC

Neuberger Berman Short Duration         I                 Taxable Bond Fund                    Neuberger Berman Investment
Bond Portfolio                                                                                 Advisers LLC

Pioneer Bond VCT Portfolio              I                 Taxable Bond Fund                    Pioneer Investment
                                                                                               Management, Inc.

Pioneer Emerging Markets VCT            I                 Taxable Bond Fund                    Pioneer Investment
Portfolio                                                                                      Management, Inc.

Pioneer Equity Income VCT               I                 U.S. Equity Fund                     Pioneer Investment
Portfolio(3)                                                                                   Management, Inc.

Pioneer Equity Income VCT               II                U.S. Equity Fund                     Pioneer Investment
Portfolio                                                                                      Management, Inc.

Pioneer Fund VCT Portfolio              I                 U.S. Equity Fund                     Pioneer Investment
                                                                                               Management, Inc.

Pioneer Select Mid Cap Growth VCT       I                 U.S. Equity Fund                     Pioneer Investment
Portfolio                                                                                      Management, Inc.

Royce Capital Small-Cap Portfolio       Investor          U.S. Equity Fund                     Royce & Associates, LLC

T. Rowe Price Blue Chip Growth                            U.S. Equity Fund                     T. Rowe Price Associates
Portfolio

T. Rowe Price Equity Income                               U.S. Equity Fund                     T. Rowe Price Associates
Portfolio

T. Rowe Price Limited-Term Bond                           Taxable Bond Fund                    T. Rowe Price Associates
Portfolio

T. Rowe Price Mid-Cap Growth                              U.S. Equity Fund                     T. Rowe Price Associates
Portfolio




(1) Please refer to the Fund prospectus for a description of the class designation.

(3) Fund added effective 10/21/2016.

                                        CLASS
INVESTMENT ACCOUNT AND                  DESIGNATION
CORRESPONDING FUND PORTFOLIO            IF ANY(1)         TYPE                                 INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign VIP Fund              2                 International Equity Fund            Franklin Advisory Services, LLC

Templeton Global Bond VIP Fund          1                 Taxable Bond Fund                    Franklin Templeton Services, LLC

Timothy Plan Conservative Growth                          U.S. Equity Fund                     Timothy Partners, Ltd.
Variable

Timothy Plan Strategic Growth                             U.S. Equity Fund                     Timothy Partners, Ltd.
Variable

TOPS Managed Risk Balanced ETF          2                 U.S. Equity Fund                     ValMark Advisers, Inc.
Portfolio

TOPS Managed Risk Growth ETF            2                 U.S. Equity Fund                     ValMark Advisers, Inc.
Portfolio

TOPS Managed Risk Moderate              2                 U.S. Equity Fund                     ValMark Advisers, Inc.
Growth ETF Portfolio

Vanguard VIF Diversified Value                            U.S. Equity Fund                     The Vanguard(R) Group, Inc.
Portfolio

Vanguard VIF Mid-Cap Index                                U.S. Equity Fund                     The Vanguard(R) Group, Inc.
Portfolio

Vanguard VIF Small Company                                U.S. Equity Fund                     The Vanguard(R) Group, Inc.
Growth Portfolio

Vanguard VIF Total Bond Market                            Taxable Bond Fund                    The Vanguard(R) Group, Inc.
Index Portfolio




(1) Please refer to the Fund prospectus for a description of the class designation.





REVENUE AUL RECEIVES



Under the agreements referred to in the immediately preceding section, AUL has agreed to render certain services and to provide information about the Funds in the preceding section to its Contract Owners and/or Participants who invest in the Investment Accounts that invest in these Funds. Further, under these agreements, AUL may directly or indirectly receive payments from the underlying Fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with these certain administrative, marketing and other services AUL provides and expenses AUL incurs. AUL generally receives these types of payments:



RULE 12b-1 FEES & OTHER FEES. By virtue of the agreements entered into between the Funds and AUL, AUL receives compensation from the Distributor/Advisor of the Funds, ranging from zero basis points until a certain level of Fund assets have been purchased to 50 basis points based on an annual service fee of average daily market value of shares owned by the Separate Account. AUL retains any such 12b-1 and any other fees it receives that are attributable to AUL's variable insurance products.



ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES ("SUPPORT FEES"). As noted above, an investment advisor, sub-advisor, administrator and/or distributor (or affiliates thereof) of the underlying Fund portfolios may make payments to AUL. These payments may be derived, in whole or in part, from the advisory fee deducted from the underlying Fund portfolio assets. Contract Owners and /or Participants, through their investment in the Investment Accounts that invest in the underlying Fund portfolios, bear the costs of these advisory fees. The amount of the payments AUL receives is based on a percentage of the assets of the particular underlying Fund portfolios attributable to the policy and to certain other variable insurance products that AUL issues. These percentages differ and may be significant. Some advisers or sub-advisers pay AUL more than others.



Since not all Funds pay AUL the same amount of 12b-1 Fees or Support Fees, the amount of the fees received by AUL may be greater or smaller depending upon the manner in which you allocate the money that makes up your Account Value.

                               THE CONTRACTS


GENERAL

The Contracts are offered for use in connection with non-tax qualified retirement plans by an individual. The Contracts are also eligible for use in connection with certain tax-qualified retirement plans that meet the requirements of Sections 401, 403(b), 408 or 408A, or 457 of the Internal Revenue Code. Certain federal tax advantages are currently available to retirement plans that qualify as (1) self-employed individuals' retirement plans under Section 401, such as HR-10 Plans, (2) pension or profit-sharing plans established by an employer for the benefit of its employees under Section 401, (3) Section 403(b) Annuity purchase plans for employees of public schools or a charitable, educational, or scientific organization described under
Section 501(c)(3), and (4) individual retirement accounts or annuities, including those established by an employer as a traditional IRA, simplified employee pension plan or SIMPLE IRA plan under Section 408 or a Roth IRA plan under Section 408A or (5) deferred compensation plans for employees established by a unit of a state or local government or by a tax-exempt organization under
Section 457.


         PREMIUMS AND ACCOUNT VALUES DURING THE ACCUMULATION PERIOD


APPLICATION FOR A CONTRACT

Any person or, in the case of qualified plans, any qualified organization wishing to purchase a Contract must submit an application and an initial Premium to AUL and provide any other form or information that AUL may require. AUL reserves the right to reject an application or Premium for any reason, subject to AUL's underwriting standards and guidelines.


PREMIUMS UNDER THE CONTRACTS

Premium payments under the Contracts may be made at any time during the Contract Owner's life and before the Contract's Annuity Date. Premiums may vary in amount and frequency, but each Premium payment must be at least $100 if paying Premiums through monthly APP (Automatic Premium Payment). Otherwise, the minimum is $1,000. Premiums must total at least $5,000 in the first five (5) Contract Years. Premiums may not total more than $1 million in each of the first two (2) Contract Years. In subsequent Contract Years, Premiums may not exceed $15,000 for non-qualified Contracts or $30,000 for qualified Contracts, unless otherwise agreed to by AUL.

If the minimum Premium amounts are not met, AUL may, after sixty (60) days notice, terminate the Contract and pay an amount equal to the Account Value as of the close of business on the effective date of termination. AUL may change the minimum Premiums permitted under a Contract, and may waive any minimum required Premium at its discretion.

Annual Premiums under any Contract purchased in connection with a qualified plan will be subject to maximum limits imposed by the Internal Revenue Code and possibly by the terms of the qualified plan. See the Statement of Additional Information for a discussion of these limits or consult the pertinent qualified plan document. Such limits may change without notice.

Initial Premiums must be credited to a Contract no later than the end of the second Business Day after it is received by AUL at the Corporate Office if it is preceded or accompanied by a completed application that contains all the information necessary for issuing the Contract and properly crediting the Premium. If AUL does not receive a complete application, AUL will notify the applicant that AUL does not have the necessary information to issue a Contract. If the necessary information is not provided to AUL within five (5) Business Days after the Business Day on which AUL first receives an initial Premium or if AUL determines it cannot otherwise issue a Contract, AUL will return the initial Premium to the applicant, unless consent is received to retain the initial Premium until the application is made complete.

Subsequent Premiums (other than initial Premiums) are credited as of the end of the Valuation Period in which they are received by AUL at the Corporate
Office.


RIGHT TO EXAMINE PERIOD

The Owner has the right to return the Contract for any reason within the Right to Examine Period, which is a ten (10) day period beginning when the Owner receives the Contract. If a particular state requires a longer Right to Examine Period, then eligible Owners in that state will be allowed the longer statutory period to return the Contract. The returned Contract will be deemed void and AUL will refund the Account Value as of the end of the Valuation Period in which AUL receives the Contract. The Contract Owner bears the investment risk during the period prior to AUL's receipt of request for cancellation. AUL will refund the Premium paid in those states where required by law and for individual retirement annuities, created under 408 and 408A, (if returned within seven (7) days of receipt).


ALLOCATION OF PREMIUMS

At the time the Owner purchases the Contract, the Owner specifies the percentage of a Premium to be allocated to the Investment Accounts and to the Fixed Account(s). The sum of the allocations must equal 100 percent, with at least 1 percent of each Premium payment allocated to each account selected. All Premium allocations must be in whole percentages. AUL reserves the right to limit the number of Investment Accounts to which Premiums may be allocated. The Owner can change the allocation percentages at any time, subject to these rules, by providing Proper Notice to the Corporate Office. The change will apply to the Premium payments received with or after receipt of the notice.

The initial Premium generally is allocated to the available Fixed Account(s) and the Investment Accounts in accordance with the allocation instructions on the date AUL receives the Premium at the Corporate Office. Subsequent Premiums are allocated as of the end of the Valuation Period during which AUL receives the Premium at the Corporate Office.

In those states that require the refund of the greater of Premiums paid or Account Value, AUL generally allocates all Premiums received (as well as any Credit applied) to AUL's General Account prior to the end of the Right to Examine Period. AUL will credit interest daily on Premiums so allocated. However, AUL reserves the right to allocate Premiums to the available Fixed Account(s) and the Investment Accounts of the Separate Account in accordance with the allocation instructions prior to the expiration of the Right to Examine Period. At the end of the Right to Examine Period, AUL transfers the net Premium and interest to the Fixed Account(s) and the Investment Accounts based on the percentages selected in the application. For purposes of determining the end of the right to examine period solely as it applies to this transfer, AUL assumes that receipt of the Contract occurs five (5) calendar days after the Contract Date.


TRANSFERS OF ACCOUNT VALUE

All or part of an Owner's Account Value may be transferred among the Investment Accounts of the Variable Account or to the Fixed Account at any time during the Accumulation Period upon receipt of Proper Notice by AUL at the Corporate Office. The minimum amount that may be transferred from any one Investment Account is $500 or, if less than $500, the Owner's remaining Account Value in the Investment Account. If, after any transfer, the Owner's remaining Account Value in an Investment Account or in the Fixed Account would be less than $25, then such request will be treated as a request for a transfer of the entire Account Value.

Currently, there are no limitations on the number of transfers between Investment Accounts available under a Contract or the Fixed Account. However, AUL may charge $25 for each transfer in excess of twenty-four (24) in any Contract year. AUL reserves the right, however, to change the limitation on the minimum transfer, to assess transfer charges, to change the limit on remaining balances, to limit the number and frequency of transfers, and to suspend any transfer privileges. If AUL determines that the transfers made by or on behalf of one (1) or more Owners are to the disadvantage of other Owners, AUL may restrict the rights of certain Owners. AUL also reserves the right to limit the size of transfers and remaining balances, to limit the number and frequency of transfers, and to discontinue telephone or internet-based transfers. Any transfer from an Investment Account of the Variable Account shall be effected as of the end of the Valuation Date in which AUL receives the request in proper form. AUL has established procedures to confirm that instructions communicated by telephone or via the internet are genuine, which include the use of personal identification numbers and recorded telephone calls. Neither AUL nor its agents will be liable for acting upon instructions believed by AUL or its agents to be genuine, provided AUL has complied with its procedures. Transfers into some Investment Accounts could result in termination of certain riders.


ABUSIVE TRADING PRACTICES


LATE TRADING

Some investors attempt to profit from trading in Funds after the close of the market, but before the Fund has actually been priced. Because the market has closed, these investors have actual knowledge of the price of the securities prior to its calculation. They are, therefore, executing trades in the Funds with information that is not readily available to the market, thereby benefiting financially to the detriment of other shareholders.

AUL prohibits late trading in the portfolios. The administrator of the Separate Accounts of AUL dates and time stamps all trades from whatever source and allows only those trades received prior to the close of the market to receive that day's unit value. All trades received after this point will receive the next day's calculated unit value.


MARKET TIMING

Some investors attempt to profit from various short-term or frequent trading strategies commonly known as market timing. Excessive purchases and redemptions disrupt underlying portfolio management, hurt underlying Fund performance and drive underlying Fund expenses higher. These costs are borne by all owners, including long-term investors who do not generate these costs.

AUL discourages market timing and excessive trading. If the Owner intends to engage in such practices, the Owner should not invest in the Variable Account. AUL reserves the right to reject any request to purchase units which it reasonably determines to be in connection with market timing or excessive trading by an investor or by accounts of investors under common control (for example, related Contract Owners, or a financial advisor with discretionary trading authority for multiple accounts).

AUL does not always know and cannot always reasonably detect such trading. AUL's policies and procedures only address market timing after the fact and are not prophylactic measures; they will only prevent market timing going forward once discovered. AUL has entered into agreements, pursuant to SEC Rule 22c-2, with all Funds offered under the Contract. The agreements require AUL to provide requested transaction detail to the Funds in order for the Funds to monitor market timing according to each Fund's respective policy. Once a possible abuse is flagged, AUL may restrict trading to the extent permitted under applicable laws and the Contract.

Generally, the Owner's trading history is reviewed to confirm if the trading activity is indeed abusive. This procedure is enforced against all Owners consistently.

If it is determined that the Owner's trading activity violates any Fund's trading policy, then the Owner shall be notified of restrictions on the Owner's account. The Owner's access to internet and interactive voice response trades are turned off and the Owner's limited to a specific number of trades per month, as determined by AUL or the respective Funds. AUL will not enter into any agreement with any individual, corporation, plan or other entity that would permit such activity for that entity while discouraging it for other Owners.

Some Funds may charge a redemption fee for short term-trading in their Funds. Furthermore, as stated above, the Funds monitor trading at the omnibus level and enforce their own policies and procedures based on that Fund's respective policy. AUL will cooperate and may share Participant-level trading information with the Funds to the extent necessary to assist in the enforcement of these policies. Please consult the Funds' prospectuses for more details.


DOLLAR COST AVERAGING PROGRAM

Owners who wish to purchase units of an Investment Account over a period of time may do so through the DCA Program. The theory of DCA is that greater numbers of Accumulation Units are purchased at times when the unit prices are relatively low than are purchased when the prices are higher. This has the effect, when purchases are made at different prices, of reducing the aggregate average cost per Accumulation Unit to less than the average of the Accumulation Unit prices on the same purchase dates. However, participation in the DCA Program does not assure a Contract Owner of greater profits from the purchases under the DCA Program, nor will it prevent or necessarily alleviate losses in a declining market.


For example, assume that a Contract Owner requests that $1,000 per month be transferred from the GSMMF to the T. Rowe Price Blue Chip Growth Portfolio. The following table illustrates the effect of DCA over a six (6) month period.


                   TRANSFER        UNIT            UNITS
     MONTH          AMOUNT         VALUE         PURCHASED
----------------------------------------------------------
       1            $1,000          $20               50
       2            $1,000          $25               40
       3            $1,000          $30           33.333
       4            $1,000          $40               25
       5            $1,000          $35           28.571
       6            $1,000          $30           33.333

The average price per unit for these purchases is the sum of the prices ($180) divided by the number of monthly transfers (6) or $30. The average cost per Accumulation Unit for these purchases is the total amount transferred ($6,000) divided by the total number of Accumulation Units purchased (210.237) or $28.54. THIS TABLE IS FOR ILLUSTRATIVE PURPOSES ONLY AND IS NOT REPRESENTATIVE OF FUTURE RESULTS.

Under the DCA Program, the Owner deposits Premiums into the GSMMF and then authorizes AUL to transfer a specific dollar amount from the GSMMF into one (1) or more other Investment Accounts at the unit values determined on the dates of the transfers. This may be done monthly, quarterly, semi-annually, or annually. These transfers will continue automatically until AUL receives notice to discontinue the DCA Program, or until there is not enough money in the GSMMF to continue the DCA Program, whichever occurs first. To participate in the DCA Program, AUL requires a minimum deposit of $10,000 into the GSMMF.

Currently, the minimum required amount of each transfer is $500, although AUL reserves the right to change this minimum transfer amount in the future. Transfers to any of the Fixed Accounts are not permitted under the DCA Program. At least seven (7) days advance written notice to AUL is required before the date of the first proposed transfer.

AUL offers the DCA Program to Contract Owners at no charge, and AUL reserves the right to temporarily discontinue, terminate, or change the DCA Program at any time. Transfers under the DCA Program will not count toward the twenty-four
(24) free transfers granted to each Contract per year. Contract Owners may change the frequency of scheduled transfers, or may increase or decrease the amount of scheduled transfers, or may discontinue participation in the DCA Program at any time by providing written notice to AUL, provided that AUL must receive written notice of such a change at least five (5) days before a previously scheduled transfer is to occur.

Contract Owners may initially elect to participate in the DCA Program, and if this election is made at the time the Contract is applied for, the DCA Program will take effect on the first monthly, quarterly, semi-annual, or annual transfer date following the Premium receipt by AUL at the Corporate Office. The Contract Owner may select the particular date of the month, quarter, or year that the transfers are to be made, and such transfers will automatically be performed on such date, provided that such date selected is a day that AUL is open for business and provided further that such date is a Valuation Date. If the date selected is not a Business Day or is not a Valuation Date, then the transfer will be made on the next succeeding Valuation Date.


PORTFOLIO REBALANCING PROGRAM

The Owner may elect to automatically adjust the Owner's Investment Account balances to be consistent with the allocation most-recently requested. This will be done on a quarterly or annual basis from the date on which the Portfolio Rebalancing Program commences. The redistribution will not count toward the free transfers permitted each Policy year. If the DCA Program has been elected, the Portfolio Rebalancing Program will not commence until the date following the termination of the DCA Program.

The Owner may elect this Portfolio Rebalancing Program at any time. The Portfolio Rebalancing Program is not available on Contracts with outstanding loans. Portfolio rebalancing will terminate when the Owner requests any transfer or the day AUL receives Proper Notice instructing AUL to cancel the Portfolio Rebalancing Program. Portfolio Rebalancing is not available if the Owner chooses the Portfolio Optimization Program, as annual rebalancing is independently a part of that program.

AUL does not currently charge for the Portfolio Rebalancing Program. AUL reserves the right to alter the terms or suspend or eliminate the availability of portfolio rebalancing at any time.


PORTFOLIO OPTIMIZATION PROGRAM


THE PROGRAM

Portfolio Optimization is an asset allocation program offered at no additional charge for use within this variable annuity. Asset allocation refers to the manner in which investments are distributed among asset classes to help attain an investment goal. For the Owner's variable annuity, Portfolio Optimization can help with decisions about how the Owner should allocate the Owner's Account Value among available Investment Options. The theory behind Portfolio Optimization is that diversification among asset classes can help reduce volatility over the long term.

As part of the Program, several asset allocation models ("Portfolio Optimization Models" or "Models") have been developed. Mesirow Financial Investment Management, Inc., ("MFIM"), an independent entity unrelated to AUL, develops models for the Portfolio Optimization Program. Each of the models is based on different profiles of an investor's willingness to accept investment risk. If the Owner decides to subscribe to the Program and select one (1) of the Portfolio Optimization Models, the Owner's initial Premium payment (in the case of a new application) or Account Value, as applicable, will be allocated to the Investment Options according to the Model the Owner selects. Subsequent Premium payments, if allowed under the Owner's Contract, will also be allocated accordingly.

On a periodic basis (typically annually), the Portfolio Optimization Models are evaluated and the Models are updated by MFIM. If the Owner subscribes to Portfolio Optimization, the Owner's Account Value will automatically be reallocated in accordance with the Model the Owner selects as it is updated from time to time.


THE PORTFOLIO OPTIMIZATION MODELS

Up to five (5) asset allocation Models may be offered, each comprised of a carefully selected combination of Funds. Development of the Portfolio Optimization Models is conducted by MFIM. Investment Options are selected in a way intended to optimize potential returns for each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of an Investment Option in a Model based on its specific asset class exposure or other specific optimization factors, even where another Investment Option may have better historical performance.


PERIODIC UPDATES OF THE PORTFOLIO OPTIMIZATION MODEL AND NOTICES OF UPDATES

Each of the Portfolio Optimization Models are evaluated periodically (generally annually) by MFIM to assess whether the combination of Investment Options within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of the periodic analysis, each Model may change and Investment Options may be added to a Model (including Investment Options not currently available), or Investment Options may be deleted from a Model.

When the Owner's Portfolio Optimization Model is updated, the Owner's Account Value (and subsequent Premiums, if applicable) will be reallocated in accordance with any changes to the Model the Owner has selected. This means the allocation of the Owner's Account Value, and potentially the Investment Option, in which the Owner is invested, will automatically change, and the Owner's Account Value (and subsequent Premiums, if applicable) will be automatically reallocated among the Investment Options in the Owner's updated Model.

When the Portfolio Optimization Models are updated, written notice of the updated Models will be sent to the Owner at least thirty (30) days in advance of the date that the updated version of the Model is to be effective. The Owner should carefully review these notices. If the Owner wishes to accept the changes in the Owner's selected Model, the Owner will not need to take any action, as the Owner's Account Value (or subsequent Premiums, if applicable) will be reallocated in accordance with the updated Model automatically. If the Owner does not wish to accept the changes to the Owner's selected Model, the Owner can change to a different Model or withdraw from the Program. Some of the riders available under the Contract require the Owner to participate in a specific asset allocation service. If the Owner purchased any of these riders, such riders will terminate if the Owner withdraws from Portfolio Optimization or allocates any portion of the Owner's subsequent Premiums or Account Value to an Investment Option that is not currently allowed with the rider (as more fully described in each rider).

SELECTING A PORTFOLIO OPTIMIZATION MODEL

If the Owner chooses to subscribe to the Program, the Owner must determine which Portfolio Optimization Model is best for the Owner. AUL will not make this decision. The Owner should consult with his or her registered representative on this decision. The Owner's registered representative can help the Owner determine which Model is best suited to his or her financial needs, investment time horizon, and willingness to accept investment risk. The Owner should periodically review these factors with his or her registered representative to determine if the Owner should change Models to keep up with changes in the Owner's personal circumstances. The Owner's registered representative can assist the Owner in completing the proper forms to subscribe to the Program or to change to a different Model. The Owner may, in consultation with his or her registered representative, utilize analytical tools made available by AUL, including an investor profile questionnaire, which asks questions intended to help the Owner or his or her registered representative assess his or her financial needs, investment time horizon, and willingness to accept investment risk. It is the Owner's decision, in consultation with the Owner's registered representative, to select a Model or to change to a different Model, and AUL bears no responsibility for this decision. The Owner may change to a different Model at any time with a proper written request or by telephone or electronic instructions provided a valid telephone/electronic authorization is on file with AUL.


QUARTERLY REPORTS

If the Owner selects a Portfolio Optimization Model, the Owner will be sent a quarterly report that provides information about the Investment Options within the Owner's selected Model, in addition to or as part of the Owner's usual quarterly statement.


RISKS

Although the Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model Investment Option will not lose money or that investment results will not experience volatility. Investment performance of the Owner's Account Value could be better or worse by participating in a Portfolio Optimization Model than if the Owner had not participated. A Model may perform better or worse than any single Investment Option or asset class or other combinations of Investment Options or asset classes. Model performance is dependent upon the performance of the component Investment Options (and their underlying portfolios). The timing of the Owner's investment and the rebalancing may affect performance. The Owner's Account Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

A Portfolio Optimization Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Portfolio Optimization Models can cause the underlying portfolios to incur transactional expenses to raise cash for money flowing out of the portfolios or to buy securities with money flowing into the portfolios. These expenses can adversely affect performance of the pertinent portfolios and the Models.


The Owner may change the Owner's Model selection at any time with Proper Notice. The Owner should consult with the Owner's registered representative to assist the Owner in determining which Model is best suited to the Owner's financial needs, investment time horizon, and is consistent with the Owner's risk comfort level. The Owner should periodically review those factors to determine if the Owner needs to change Models to reflect such changes. The Owner's registered representative can assist the Owner in completing the proper forms to enroll in Portfolio Optimization. Newly issued Contracts may require participation in the Program.


AUL is under no contractual obligation to continue this service, and has the right to terminate or change the Program at any time.


CONTRACT OWNER'S VARIABLE ACCOUNT VALUE


ACCUMULATION UNITS

Premiums allocated to the Investment Accounts available under a Contract are credited to the Contract in the form of Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Investment Account by the Accumulation Unit value for the particular Investment Account as of the end of the Valuation Period in which the Premium is credited. The number of Accumulation Units so credited to the Contract shall not be changed by a subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Investment Account and charges against the Investment Account.


ACCUMULATION UNIT VALUE

AUL determines the Accumulation Unit value for each Investment Account of the Variable Account on each Valuation Date. All Investment Accounts were initially set at five dollars ($5). Subsequently, on each Valuation Date, the Accumulation Unit value for each Investment Account is determined by multiplying the Net Investment Factor determined as of the end of the Valuation Date for the particular Investment Account by the Accumulation Unit value for the Investment Account as of the immediately preceding Valuation Period. The Accumulation Unit value for each Investment Account may increase, decrease, or remain the same from Valuation Period to Valuation Period in accordance with the Net Investment Factor.


NET INVESTMENT FACTOR

The Net Investment Factor is used to measure the investment performance of an Investment Account from one (1) Valuation Period to the next. For any Investment Account for a Valuation Period, the Net Investment Factor is determined by dividing (a) by (b) and then subtracting (c) from the result where:

(a) is equal to:

    (1) the net asset value per share of the Fund in which the Investment Account invests, determined as of the end of the Valuation Period, plus

    (2) the per share amount of any dividend or other distribution, if any, paid by the Fund during the Valuation Period, plus or minus

    (3) a credit or charge with respect to taxes, if any, paid or reserved by AUL during the Valuation Period that are determined by AUL to be attributable to the operation of the Investment Account (although no federal income taxes are applicable under present law and no such charge is currently assessed);

(b) is the net asset value per share of the Fund determined as of the end of the preceding Valuation Period; plus the per share credit or charge for any taxes reserved for the immediately preceding Valuation Period.

(c) is a daily charge factor determined by AUL to reflect the fee assessed against the assets of the Investment Account for the mortality and expense risk charge.



                          CHARGES AND DEDUCTIONS


PREMIUM TAX CHARGE

Various states impose a tax on Premiums received by insurance companies. Whether or not a Premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, the insurance tax laws, and AUL's status in a particular state. AUL may assess a Premium tax charge to reimburse itself for Premium taxes that it incurs. This charge will be deducted as Premium taxes are incurred by AUL, which is usually when an Annuity is effected. Premium tax rates currently range from 0 percent to 3.5 percent, but are subject to change.


WITHDRAWAL CHARGE

No deduction for sales charges is made from Premiums for a Contract. However, if a cash withdrawal is made or the Contract is surrendered by the Owner, a withdrawal charge (which may also be referred to as a contingent deferred sales charge) may be assessed by AUL on the amount withdrawn if the Contract is within the withdrawal charge period. The withdrawal charge period varies depending upon whether the Contract Owner elected the Withdrawal Charge Reduction Rider. An amount withdrawn during a Contract Year referred to as the Free Withdrawal Amount will not be subject to an otherwise applicable withdrawal charge. The Free Withdrawal Amount is 12 percent of Account Value as of the most recent Contract Anniversary, or 12 percent of the Account Value as of the first withdrawal in the first Contract Year.

The chart below illustrates the amount of the withdrawal charge that applies to the Contracts based on the number of years that the Contract has been in existence.



                 CHARGE AS A PERCENTAGE OF FIRST YEAR PREMIUM ON WITHDRAWAL EXCEEDING 12% FREE WITHDRAWAL AMOUNT

Contract Year                          1           2            3           4           5          6           7          8 or more
-----------------------------------------------------------------------------------------------------------------------------------
Flexible Premium
Contracts                             7%          6%           5%          4%         3%          2%          1%             0%
Flexible Premium Contracts with
Withdrawal Charge Reduction Rider     7%          6%           5%          4%         3%          0%          0%             0%



In no event will the amount of any withdrawal charge, when added to any withdrawal charges previously assessed against any amount withdrawn from a Contract, exceed 8 percent of the total Premiums paid. In addition, no withdrawal charge will be imposed upon payment of Death Proceeds under the Contract.

A withdrawal charge may be assessed upon annuitization of a Contract. No withdrawal charge will apply if a life Annuity or survivorship Annuity option is selected and if the Contract is in its fifth (5th) Contract Year or later and a fixed income option for a period of ten (10) or more years is chosen. Otherwise the withdrawal charge will apply. A withdrawal may result in taxable income to the Contract Owner.

The withdrawal charge will be used to recover certain expenses relating to sales of the Contracts, including commissions paid to sales personnel and other promotional costs. AUL reserves the right to increase or decrease the withdrawal charge for any Contracts established on or after the effective date of the change, but the withdrawal charge will not exceed 8 percent of the total Premiums paid.

MORTALITY AND EXPENSE RISK CHARGE

AUL deducts a daily charge from the Variable Account prior to the calculation of the unit value. Refer to the Expense Table for current charges. This amount is intended to compensate AUL for certain mortality and expense risks AUL assumes in offering and administering the Contracts and in operating the Variable Account. The charge is currently 1.15 percent of the average annual Account Value.

The expense risk is the risk that AUL's actual expenses in issuing and administering the Contracts and operating the Variable Account will be more than the charges assessed for such expenses. The mortality risk borne by AUL is the risk that the Annuitants, as a group, will live longer than the AUL actuarial tables predict. AUL may ultimately realize a profit from this charge to the extent it is not needed to address mortality and administrative expenses, but AUL may realize a loss to the extent the charge is not sufficient. AUL may use any profit derived from this charge for any lawful purpose, including any distribution expenses not covered by the withdrawal charge.


ANNUAL CONTRACT FEE

AUL deducts a maximum annual Contract fee from each Owner's Account Value pro rata based on the Owner's amounts in each account. Refer to the Expense Table for current charges. The fee is assessed every year on a Contract if the Contract is in effect on the Contract Anniversary, and is assessed only during the Accumulation Period. When a Contract Owner annuitizes or surrenders on any day other than a Contract Anniversary, a pro rata portion of the charge for that portion of the year will not be assessed. The charge is deducted proportionately from the Account Value allocated among the Investment Accounts and the Fixed Account(s). The purpose of this fee is to reimburse AUL for the expenses associated with the operation of the Variable Account. AUL does not expect to profit from this fee. The fee is currently $50 for Contracts with Account Values less than $20,000; $30 for Contracts with Account Values $20,000 or greater, but less than $50,000; and, $0 for Contracts with Account Values $50,000 or greater.


ADMINISTRATIVE FEE

AUL deducts a daily charge from the Variable Account Value pro rata based on the Owner's amounts in each Investment Account. Refer to the Expense Table for current charges. This charge is assessed to reimburse AUL for the expenses associated with the administration of the Contracts. AUL may ultimately realize a profit from this charge to the extent it is not needed to address administrative expenses, but AUL may realize a loss to the extent the charge is not sufficient. AUL may use any profit derived from this charge for any lawful purpose, including any distribution expenses not covered by the withdrawal charge. The fee is currently 0.15 percent as a percentage of annual Account Value.


RIDER CHARGES

The addition of any rider will result in additional charges that will be deducted proportionately from either the Account Value or only the Variable Account Value.

THE FOLLOWING RIDERS ARE NOT AVAILABLE FOR CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009: GUARANTEED RETURN OF PREMIUM RIDER, GUARANTEED MINIMUM ANNUITIZATION BENEFIT RIDER, LIFETIME GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER, AND THE OWNER & SPOUSAL GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER AND THESE RIDERS MAY NOT BE PURCHASED AT THE TIME THE CONTRACT IS ISSUED OR AT ANY TIME AFTER ISSUE FOR ANY CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009.

If the Enhanced Death Benefit Rider is elected, AUL deducts a monthly charge from the Variable Account Value pro rata based on the Owner's amounts in each Investment Account to pay for the rider. The charge is currently 0.15 percent as an equivalent annual percentage of average Variable Account Value.

If the Earnings Benefit Rider is elected, AUL deducts a monthly charge from the Account Value pro rata based on the Owner's amounts in each Investment Account to pay for the rider. The charge is currently 0.30 percent as an equivalent annual percentage of average Account Value.

If the Enhanced Earnings Benefit Rider is elected, AUL deducts a monthly charge from the Account Value pro rata based on the Owner's amounts in each Investment Account to pay for the rider. The charge is currently 0.40 percent as an equivalent annual percentage of average Account Value.

If the Guaranteed Minimum Annuitization Benefit is elected, AUL deducts a monthly charge from the Variable Account Value pro rata based on the Owner's amounts in each Investment Account to pay for the rider. The charge is currently 0.40 percent as an equivalent annual percentage of average Variable Account Value.

If the Guaranteed Return of Premium Rider is elected, AUL deducts a monthly charge from the Variable Account Value pro rata based on the Owner's amounts in each Investment Account to pay for the rider. The charge is currently 0.40 percent as an equivalent annual percentage of average Variable Account Value.

If an Extra Credit Premium Rider is elected, AUL deducts a monthly charge from the Account Value pro rata based on the Owner's amounts in each Investment Account to pay for the rider. The charge is currently 0.55 percent for the 3% Rider; 0.65 percent for the 5% Rider; and, 0.75 percent for the 6% Rider; all as an equivalent annual percentage of average Account Value.

If the Withdrawal Charge Reduction Rider is elected, AUL deducts a monthly charge from the Account Value pro rata based on the Owner's amounts in each Investment Account to pay for the rider. The charge is currently 0.30 percent as an equivalent annual percentage of average Account Value.



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OTHER CHARGES

AUL may charge the Investment Accounts of the Variable Account for the federal, state, or local income taxes incurred by AUL that are attributable to the Variable Account and its Investment Accounts. No such charge is currently assessed. A transfer charge of $25 is imposed on all transfers in excess of twenty four (24) in a Contract Year.


VARIATIONS IN CHARGES

AUL may reduce or waive the amount of the withdrawal charge and annual Contract fee for a Contract where the expenses associated with the sale of the Contract or the administrative costs associated with the Contract are reduced. For example, the withdrawal and/or annual Contract fee may be reduced in connection with acquisition of the Contract in exchange for another Annuity Contract issued by AUL. AUL may also reduce or waive the withdrawal charge and annual Contract fee on Contracts sold to the directors or employees of AUL or any of its affiliates or to directors or any employees of any of the Funds.


GUARANTEE OF CERTAIN CHARGES

AUL guarantees that the Mortality and Expense Risk Charge shall not increase once a Contract has been sold. AUL reserves the right to increase the Mortality and Expense Risk Charge on future Contracts. AUL may increase the annual Contract fee or the administrative fee, but only to the extent necessary to recover the expenses associated with administration of the Contracts and operations of the Variable Account.


EXPENSES OF THE FUNDS

Each Investment Account of the Variable Account purchases shares at the net asset value of the corresponding Fund or Fund portfolio. The net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Fund. The advisory fees and other expenses are not fixed or specified under the terms of the Contract and are described in the Funds' Prospectuses.



                                DISTRIBUTIONS




CASH WITHDRAWALS

During the lifetime of the Annuitant, at any time after the Right to Examine Period and before the Annuity Date and subject to the limitations under any applicable Qualified Plan and applicable law, a Contract may be surrendered or a withdrawal may be taken from a Contract. If a Contract Owner selects a variable payment Annuity with no life contingency, he or she may also take a partial withdrawal or surrender the Annuity during the Annuity period. A surrender or withdrawal request will be effective as of the end of the Valuation Date that a Proper Notice is received by AUL at the Corporate Office. Generally, surrender or withdrawal requests will be paid within seven (7) calendar days.

If AUL receives Proper Notice of a full surrender request, AUL will pay the Net Cash Value as of the end of the Valuation Period to the Owner.

A withdrawal may be requested for a specified percentage or dollar amount of an Owner's Account Value. Upon payment, the Owner's Account Value will be reduced by an amount equal to the payment, plus any positive or negative Market Value Adjustment on the amounts withdrawn from the MVA Fixed Accounts, and any applicable withdrawal charge. AUL reserves the right to treat requests for a withdrawal that would leave an Account Value of less than $2,500 as a request for a surrender. AUL may change or waive this provision at its discretion. The minimum amount that may be withdrawn from a Contract Owner's Account Value is $250. In addition, Contracts issued in connection with certain retirement programs may be subject to constraints on withdrawals and surrenders.

The amount of a withdrawal will be taken from the Investment Accounts and the Fixed Account(s) as instructed. If the Owner does not specify, withdrawals will be made in proportion to the Owner's Account Value in the various Investment Accounts and the Fixed Account(s). A withdrawal will not be effected until Proper Notice is received by AUL at the Corporate Office.

In addition to any withdrawal charges or applicable Market Value Adjustments, a surrender or a withdrawal may be subject to a Premium tax charge for any tax on Premiums that may be imposed by various states. See "Premium Tax Charge." A surrender or withdrawal may result in taxable income and in some cases a tax penalty. See "Tax Penalty for All Annuity Contracts" in the Statement of Additional Information. Owners of Contracts used in connection with a Qualified Plan should refer to the terms of the applicable Qualified Plan for any limitations or restrictions on cash withdrawals. The tax consequences of a surrender or withdrawal under the Contracts should be carefully considered. See "Federal Tax Matters."


LOAN PRIVILEGES

Loan privileges are only available on qualified Contracts under 401 or 403(b). Prior to the Annuitization Date, the Owner of a qualified Contract may receive a loan from the Account Value, subject to the terms of the Contract, the specific plan, and the Internal Revenue Code, which may impose restrictions on loans. LOAN PRIVILEGES, WITH THE EXCEPTION OF NON-ERISA 403(b) PLANS, ARE NOT ALLOWED FOR ANY CONTRACTS APPLIED FOR ON OR AFTER MAY 1, 2011.

Loans from qualified Contracts are available beginning thirty (30) days after the Issue Date. The Contract Owner may borrow a minimum of $1,000. Loans may only be secured by the Account Value. In non-ERISA plans, for Account Values up to $20,000, the maximum loan balance


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which may be outstanding at any time is 80 percent of the Account Value, but not more than $10,000. If the Account Value is $20,000 or more, the maximum loan balance which may be outstanding at any time is 40 percent of the Account Value, but not more than $50,000. For ERISA plans, the maximum loan balance which may be outstanding at any time is 50 percent of the Account Value, but not more than $50,000. The $50,000 limit will be reduced by the highest loan balances owed during the prior one-year period. Additional loans are subject to the Contract minimum amount. The aggregate of all loans may not exceed the Account Value limitations stated above. AUL reserves the right to limit the number of loans outstanding at any time.

Loans will be administered according to the specific loan agreement, which may be requested from the Corporate Office.

Loans must be repaid in substantially level payments, not less frequently than quarterly, within five (5) years. Loans used to purchase the principal residence of the Contract Owner may be repaid within fifteen (15) years. Loan repayments will be processed in the same manner as a Premium payment. A loan repayment must be clearly marked as "loan repayment" or it will be credited as a Premium.

If the Contract is surrendered while the loan is outstanding, the Cash Value will be reduced by the amount of the loan outstanding plus accrued interest. If the Contract Owner/Annuitant dies while the loan is outstanding, the Death Benefit will be reduced by the amount of the outstanding loan plus accrued interest. If Annuity payments start while the loan is outstanding, the Cash Value will be reduced by the amount of the outstanding loan plus accrued interest. Until the loan is repaid, AUL reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer as permitted in the Internal Revenue Code.

If a loan payment (which consists of principal and interest) is not made when due, interest will continue to accrue, and the entire loan will be treated as a deemed distribution, may be taxable to the borrower, and may be subject to a tax penalty. Interest which subsequently accrues on defaulted amounts may also be treated as additional deemed distributions each year. Any defaulted amounts, plus accrued interest, will be deducted from the Contract when the participant becomes eligible for a distribution of at least that amount, and this amount may again be treated as a distribution where required by law. Additional loans may not be available while a previous loan remains in default.

AUL reserves the right to modify the term or procedures if there is a change in applicable law. AUL also reserves the right to assess a loan processing fee.

Loans may also be subject to additional limitations or restrictions under the terms of the employer's plan. Loans permitted under this Contract may still be taxable in whole or in part if the participant has additional loans from other plans or Contracts.

If a loan has been taken under this Contract, neither of the Guaranteed Minimum Withdrawal Benefit Riders may be selected.


DEATH PROCEEDS PAYMENT PROVISIONS

The Death Proceeds will be determined as of the end of the Valuation Period in which due proof of death is received by AUL at the Corporate Office.

At the time of application, Contract Owners may select one (1) of two (2) death benefits available under the Contract as listed below (the Enhanced Death Benefit Option Rider may not be available in all states at the time of application).

If no selection is made at the time of application, the death benefit will be the Standard Contractual Death Benefit.


DEATH BENEFITS AND MULTIPLE BENEFICIARIES

Where there are multiple Beneficiaries, death benefits payable to a Beneficiary remain fully invested in the Separate Account options selected by the contractholder and remain subject to market volatility until that Beneficiary provides proof of death and establishes Beneficiary status. AUL will administer the death benefits as otherwise described herein.


STANDARD CONTRACTUAL DEATH BENEFIT

The Death Proceeds under the Standard Contractual Death Benefit are equal to the greater of:

  1)  the Account Value less any outstanding loan and accrued interest, or

  2) the total of all Premiums paid less an adjustment for prior withdrawals, including withdrawal charges, and less any outstanding loan and accrued interest.


ENHANCED DEATH BENEFIT RIDER

The Death Proceeds under the Enhanced Death Benefit Rider are equal to the greatest of:

  1)  the Account Value less any outstanding loan and accrued interest;

  2) the total of all Premiums paid less an adjustment for prior withdrawals, including any withdrawal charges, and less any outstanding loan and accrued interest; or

  3) the highest Account Value on any Contract Anniversary before the Owner's 86th birthday, less an adjustment for amounts previously surrendered, plus Premiums paid less any outstanding loan and accrued interest after the last Contract Anniversary .

After the Owner's 86th birthday, the death benefit will be equal to the highest Account Value on any Contract Anniversary at any time prior to the Owner's 86th birthday, less an adjustment for amounts previously surrendered, plus Premiums paid less any outstanding loan and accrued interest after the last Contract Anniversary. Withdrawals will reduce the death benefit on a proportional basis.



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DEATH OF THE OWNER

If the Contract Owner dies before the Annuity Date and the Beneficiary is not the Contract Owner's surviving Spouse, the Death Proceeds will be paid to the Beneficiary. Such Death Proceeds will be paid in a lump-sum, unless the Beneficiary elects to have this value applied under a settlement option. The option also must have payments which are payable over the life of the Beneficiary or over a period which does not extend beyond the life expectancy of the Beneficiary. If the Contract is non-qualified, the payments must begin within one (1) year of the Contract Owner's death, or the entire amount must be distributed by the fifth anniversary of the Contract Owner's death. If the Contract is an IRA or funds a qualified retirement plan, the payments must begin by December 31 of the year after the Contract Owner's death, or the entire amount must be distributed by December 31 of the fifth (5th) year after the Contract Owner's death.

If the Contract Owner dies before the Annuity Date and the Beneficiary is the Contract Owner's surviving Spouse, the surviving Spouse will become the new Contract Owner. The Contract will continue with its terms unchanged and the Contract Owner's Spouse will assume all rights as Contract Owner. Within one hundred-twenty (120) days of the original Contract Owner's death, the Contract Owner's Spouse may elect to receive the Death Proceeds or withdraw any of the Account Value without any early withdrawal charge. However, depending upon the circumstances, income tax and a tax penalty may be imposed upon such a withdrawal.

Any amount payable under a Contract will not be less than the minimum required by the law of the state where the Contract is delivered.


DEATH OF THE ANNUITANT

If the Annuitant dies before the Annuity Date and the Annuitant is not also the Contract Owner, then: (1) if the Contract Owner is not an individual, the Death Proceeds will be paid to the Contract Owner in a lump-sum; or (2) if the Contract Owner is an individual, a new Annuitant may be named and the Contract will continue. If a new Annuitant is not named within one hundred-twenty (120) days of the Annuitant's death, the Account Value, less any withdrawal charges, will be paid to the Contract Owner in a lump-sum.

The Death Proceeds will be paid to the Beneficiary or Contract Owner, as appropriate, in a single sum or under one (1) of the Annuity Options, as directed by the Contract Owner or as elected by the Beneficiary. If the Beneficiary is to receive Annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax advisor should be consulted in considering payout options.


PAYMENTS FROM THE VARIABLE ACCOUNT

Payment of an amount from the Variable Account resulting from a surrender, withdrawal, transfer from an Owner's Account Value allocated to the Variable Account, or payment of the Death Proceeds, normally will be made within seven
(7) days from the date Proper Notice is received at the Corporate Office. However, AUL can postpone the calculation or payment of such an amount to the extent permitted under applicable law, which is currently permissible for any period: (a) during which the New York Stock Exchange is closed, other than customary weekend and holiday closings; (b) during which trading on the New York Stock Exchange is restricted, as determined by the SEC; (c) during which an emergency, as determined by the SEC, exists as a result of which disposal of securities held by the Variable Account is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Variable Account; or (d) for such other periods as the SEC may, by order, permit for the protection of investors. For information concerning payment of an amount from the Fixed Account(s), see "The Fixed Account(s)."


ANNUITY PERIOD


GENERAL

On the Annuity Date, the adjusted value of the Owner's Account Value may be applied to provide an Annuity option on a fixed or variable basis, or a combination thereof. No withdrawal charge will apply if a life Annuity or survivorship Annuity option is selected and if the Contract is in its fifth
(5th) Contract Year or later and a fixed income option for a period of ten (10) or more years is chosen. Otherwise, Contract Proceeds are equal to the Account Value less any applicable withdrawal charge.

The Annuity Date is the date chosen for Annuity payments to begin. Such date will be the first (1st) day of a calendar month unless otherwise agreed upon by AUL. During the Accumulation Period, the Contract Owner may change the Annuity Date subject to approval by AUL. Annuitization is irrevocable once a request for annuitization is received in good order, unless a variable payment Annuity with no life contingency is selected.

When the Owner annuitizes, the Owner must choose:

  1. An Annuity payout option, and

  2. Either a fixed payment Annuity, variable payment Annuity, or any available combination.

A Contract Owner may designate an Annuity Date, Annuity Option, contingent Annuitant, and Beneficiary on an Annuity Election Form that must be received by AUL at the Corporate Office prior to the Annuity Date. AUL may also require additional information before Annuity payments commence. If the Contract Owner is an individual, the Annuitant may be changed at any time prior to the Annuity Date. The Annuitant must also be an individual and must be


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the Contract Owner, or someone chosen from among the Contract Owner's Spouse, parents, brothers, sisters, and children. Any other choice requires AUL's consent. If the Contract Owner is not an individual, a change in the Annuitant will not be permitted without AUL's consent. The Beneficiary, if any, may be changed at any time and the Annuity Date and the Annuity Option may also be changed at any time prior to the Annuity Date. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the Qualified Plan for pertinent limitations regarding Annuity dates and options.


FIXED PAYMENT ANNUITY

The payment amount under a fixed payment Annuity option will be determined by applying the selected portion of the Contract Proceeds to the fixed payment Annuity table then in effect, after deducting applicable Premium taxes. The Annuity payments are based upon Annuity rates that vary with the Annuity Option selected and the age of the Annuitant, except that in the case of Option 1, Income for a Fixed Period, age is not a consideration. Payments under the fixed payment Annuity are guaranteed as to dollar amount for the duration of the Annuity Period.


VARIABLE PAYMENT ANNUITY

The first payment amount under a Variable Payment Annuity option is set at the first Valuation Date after the Annuity Date by applying the selected portion of the Contract Proceeds to the Variable Payment Annuity table the Owner selects, after deducting applicable Premium taxes. Payments under the Variable Payment Annuity option will vary depending on the performance of the underlying Investment Accounts. The dollar amount of each variable payment may be higher or lower than the previous payment.

  1. ANNUITY UNITS AND PAYMENT AMOUNT - The dollar amount of the first payment is divided by the value of an Annuity unit as of the Annuity Date to establish the number of Annuity units representing each Annuity payment. The number of Annuity units established remains fixed during the Annuity payment period. The dollar amount of subsequent Annuity payments is determined by multiplying the fixed number of Annuity units by the Annuity unit value for the Valuation Period in which the payment is due.

  2. ASSUMED INVESTMENT RATE - The Assumed Investment Rate (AIR) is the investment rate built into the variable payment Annuity table used to determine the Owner's first Annuity payment. The Owner may select an AIR from 3 percent, 4 percent or 5 percent when the Owner annuitizes. A higher AIR means the Owner would receive a higher initial payment, but subsequent payments would rise more slowly or fall more rapidly. A lower AIR has the opposite effect. If actual investment experience equals the AIR the Owner chooses, Annuity payments will remain level. If the Owner does not select an AIR, the default AIR will be 3 percent.

  3. VALUE OF AN ANNUITY UNIT - The value of an Annuity unit for an Investment Account for any subsequent Valuation Period is determined by multiplying the Annuity unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Annuity unit value is being calculated, and multiplying the result by an interest factor to neutralize the AIR built into the variable payment Annuity table which the Owner selected.

  4. TRANSFERS - During the Annuity Period, transfers between Investment Accounts must be made in writing. AUL reserves the right to restrict transfers to no more frequently than once a year. Currently, there are no restrictions. Transfers will take place on the anniversary of the Annuity Date unless otherwise agreed to by AUL.

Variable payment annuities may not be available at the time of annuitization.


PAYMENT OPTIONS

All or any part of the proceeds paid at death or upon full surrender of the Contract may be paid in one (1) sum or according to one (1) of the following options:

  1. INCOME FOR A FIXED PERIOD. Proceeds are payable in monthly installments for a specified number of years, not to exceed twenty (20).

  2. LIFE ANNUITY. Proceeds are payable in monthly installments for as long as the payee lives. A number of payments can be guaranteed, such as one hundred-twenty (120), or the number of payments required to refund the proceeds applied.

  3. SURVIVORSHIP ANNUITY. Proceeds are payable in monthly installments for as long as either the first payee or surviving payee lives.

The Contract Proceeds may be paid in any other method or frequency of payment acceptable to AUL. Contract Proceeds payable in one (1) sum will accumulate interest from the date of due proof of death or surrender to the payment date at the rate of interest then paid by AUL or at the rate specified by statute, whichever is greater.

If a Contract Owner selects a variable payment Annuity with no life contingency, he or she may take a partial withdrawal or surrender the Annuity during the Annuity Period.


SELECTION OF AN OPTION

Contract Owners should carefully review the Annuity Options with their financial or tax advisors. For Contracts used in connection with a qualified plan, the terms of the applicable qualified plan should be referenced for pertinent limitations respecting the form of Annuity payments, the commencement of distributions, and other matters. For instance, Annuity payments under a qualified plan generally must begin no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70 1/2 and is no longer employed. For Option 1, Income for a Fixed Period, the period elected for receipt of Annuity payments under the terms of the Annuity Option generally may be no longer than the joint life expectancy of the Annuitant and Beneficiary in the year that the Annuitant reaches age 70 1/2 , and must be shorter than such joint life expectancy if the Beneficiary is not the Annuitant's Spouse and is more than ten (10) years younger than the Annuitant.



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                            THE FIXED ACCOUNT(S)


SUMMARY OF THE FIXED ACCOUNTS

Premiums designated to accumulate on a fixed basis may be allocated to one (1) of several Fixed Accounts which are part of AUL's General Account. Either Market Value Adjusted (MVA) Fixed Account(s) or a Non-MVA fixed account will be available under the Contract. The MVA and Non-MVA Fixed Account(s) may not be available in all states.

Contributions or transfers to the Fixed Account(s) become part of AUL's General Account. The General Account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of other jurisdictions in which the Contracts are distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account(s) have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Account(s) has not been registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). Accordingly, neither the Fixed Account(s) nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. AUL has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account(s). This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Variable Account and contains only selected information regarding the Fixed Account(s). For more information regarding the Fixed Account(s), see the Contract itself.


NON-MARKET VALUE ADJUSTED FIXED ACCOUNT

The Account Value in the Fixed Account earns interest at one (1) or more interest rates determined by AUL at its discretion and declared in advance ("Current Rate"), which are guaranteed by AUL to be at least equal to a minimum effective annual rate ranging between 1 percent and 4 percent, depending on the Contract ("Guaranteed Rate"). AUL will determine a Current Rate from time to time and, generally, any Current Rate that exceeds the Guaranteed Rate will be effective for the Contract for a period of at least one (1) year. AUL reserves the right to change the method of crediting from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest. AUL bears the investment risk for Owner's Non-MVA Fixed Account(s) values and for paying interest at the Current Rate on amounts allocated to the Non-MVA Fixed Account(s).

NON-MVA FIXED ACCOUNTS MAY NOT BE AVAILABLE IN EVERY STATE JURISDICTION.


MARKET VALUE ADJUSTED FIXED ACCOUNTS

MVA Fixed Accounts provide a guaranteed rate of interest over specified maturity durations. AUL will credit to the Fixed Account the declared interest rate for the duration selected unless a distribution from the MVA Fixed Account occurs for any reason. If such a distribution occurs, AUL will subject the proceeds to a MVA, resulting in either an increase or decrease in the value of the distributed proceeds, depending on interest rate fluctuations. No Market Value Adjustment will be applied to a MVA Fixed Account if the allocations are held until maturity. In that case, the MVA Fixed Account will be credited the declared rate for the duration selected. A Contract Owner must allocate a minimum amount of $1,000 to a MVA Fixed Account. These rates are guaranteed to be at least equal to a minimum effective annual rate of 3 percent. MVA FIXED ACCOUNTS ARE NOT AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.


WITHDRAWALS

A Contract Owner may make a surrender or a withdrawal from his or her Fixed Account Value subject to the provisions of the Contract. A full surrender of a Contract Owner's Fixed Account Value will result in a withdrawal payment equal to the value of the Contract Owner's Fixed Account Value as of the day the surrender is effected, plus or minus any applicable withdrawal charge and applicable market value adjustment. A withdrawal may be requested for a specified percentage or dollar amount of the Contract Owner's Fixed Account Value. For a further discussion of surrenders and withdrawals as generally applicable to a Contract Owner's Variable Account Value and Fixed Account Value, see "Cash Withdrawals."


TRANSFERS

The Contract Owner's Fixed Account Values may be transferred from the Fixed Account(s) to the Variable Account subject to certain limitations. The minimum amount that may be transferred from a Fixed Account is $500 or, if that Fixed Account Value is less than $500, the Contract Owner's remaining Account Value in that Fixed Account. If the amount remaining in a Fixed Account after a transfer would be less than $25, the remaining amount will be transferred with the amount that has been requested. Transfers in excess of twenty-four (24) transfers within a Contract Year may result in a charge to the Contract Owner equal to $25 per transfer.


CONTRACT CHARGES

The withdrawal charge will be the same for amounts surrendered or withdrawn from a Contract Owner's Fixed Account Values as for amounts surrendered or withdrawn from a Contract Owner's Variable Account Value. In


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addition, the annual Contract fee will be the same whether or not an Owner's
Contract value is allocated to the Variable Account or the Fixed Account(s). The daily Administrative Charge will be deducted from the Variable Account Value only and will not be assessed against the Fixed Account(s). The charge for mortality and expense risks will not be assessed against the Fixed Account(s), and any amounts that AUL pays for income taxes allocable to the Variable Account will not be charged against the Fixed Account(s). In addition, the investment advisory fees and operating expenses paid by the Funds will not be paid directly or indirectly by Contract Owners to the extent the Account Value is allocated to the Fixed Account(s); however, such Contract Owners will not participate in the investment experience of the Variable Account. See "Charges and Deductions."


PAYMENTS FROM THE FIXED ACCOUNT(S)

Surrenders, cash withdrawals, and transfers from the Fixed Account(s) and payment of Death Proceeds based upon a Contract Owner's Fixed Account Values may be delayed for up to six (6) months after a written request in proper form is received by AUL at the Corporate Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the Contract Owner's Fixed Account Values.



                          MORE ABOUT THE CONTRACTS


DESIGNATION AND CHANGE OF BENEFICIARY

The Beneficiary designation contained in an application for the Contracts will remain in effect until changed. The interests of a Beneficiary who dies before the Contract Owner will pass to any surviving Beneficiary, unless the Contract Owner specifies otherwise. Unless otherwise provided, if no designated Beneficiary is living upon the death of the Contract Owner prior to the Annuity Date, the Contract Owner's estate is the Beneficiary. Unless otherwise provided, if no designated Beneficiary under an Annuity Option is living after the Annuity Date, upon the death of the Annuitant, the Owner is the Beneficiary. If the Contract Owner is not an individual, the Contract Owner will be the Beneficiary.

Subject to the rights of an irrevocably designated Beneficiary, the designation of a Beneficiary may be changed or revoked at any time while the Contract Owner is living by filing with AUL a written beneficiary designation or revocation in such form as AUL may require. The change or revocation will not be binding upon AUL until it is received by AUL at the Corporate Office. When it is so received, the change or revocation will be effective as of the date on which the beneficiary designation or revocation was signed, but the change or revocation will be without prejudice to AUL if any payment has been made or any action has been taken by AUL prior to receiving the change or revocation.

For Contracts issued in connection with qualified plans, reference should be made to the terms of the particular Qualified Plan, if any, and any applicable law for any restrictions on the beneficiary designation. For instance, under an Employee Benefit Plan, the Beneficiary must be the Contract Owner's Spouse if the Contract Owner is married, unless the Spouse properly consents to the designation of a Beneficiary (or contingent Annuitant) other than the Spouse.


ASSIGNABILITY

A Contract Owner may not assign, transfer, sell, pledge, charge, encumber or in any way alienate a Contract or any rider or benefit that may be included in a Contract.


PROOF OF AGE AND SURVIVAL

AUL may require proof of age, sex or survival of any person on whose life Annuity payments depend.


MISSTATEMENTS

If the age or sex of any Annuitant has been misstated, the correct amount paid or payable by AUL shall be such as the Contract would have provided for the correct age and sex.


ACCEPTANCE OF NEW PREMIUMS

AUL reserves the right to refuse to accept new Premiums for a Contract at any time.


OPTIONAL BENEFITS

There are several riders available at the time of application which are described below. Some of these riders are not available in all states. These riders carry their own charges which are described in the Expense Table in this Prospectus. Not all benefits are available in all states or available at issue.

THE FOLLOWING RIDERS ARE NOT AVAILABLE FOR CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009: GUARANTEED RETURN OF PREMIUM RIDER, GUARANTEED MINIMUM ANNUITIZATION BENEFIT RIDER, LIFETIME GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER, AND THE OWNER & SPOUSAL GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER, AND THESE RIDERS MAY NOT BE PURCHASED AT THE TIME THE CONTRACT IS ISSUED OR AT ANY TIME AFTER ISSUE FOR ANY CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009.


EARNINGS BENEFIT RIDER

The Earnings Benefit Rider will pay up to 35 percent, depending on the issue age of the Contract Owner, of the


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
gain in the Contract up to a cap of a specified percent of Premium upon the death of the Owner. The gain in the Contract will be calculated as the Account Value less Premiums, adjusted for withdrawals (Premiums will not include those deposited in the twelve (12) months prior to death, except for a death in the first year which will include all Premiums paid). The benefit will be subject to a cap of 250 percent of adjusted Premium. The adjusted Premium will not exceed $1 million for the purposes of this benefit. See the Expense Table for the annual charge for this benefit.


ENHANCED EARNINGS BENEFIT RIDER

The Enhanced Earnings Benefit Rider will pay 35 percent of the gain in the Contract up to a cap of a specified percent of Premium upon the death of the Owner. The gain in the Contract will be calculated as the death benefit (adjusted for the enhanced death benefit, but not earnings benefit or enhanced earnings benefit) less Premiums, adjusted for withdrawals (Premiums will not include those deposited in the twelve (12) months prior to death, except for a death in the first year which will include all Premiums paid). The Enhanced Earnings Benefit Rider can be added only if the Enhanced Death Benefit Rider has been selected. The benefit will be subject to a cap of 250 percent of adjusted Premium. The adjusted Premium will not exceed $1 million for the purposes of this benefit. See the Expense Table for the annual charge for this benefit.


ENHANCED DEATH BENEFIT RIDER

The Death Proceeds under the Enhanced Death Benefit Rider are equal to the greatest of:

  1)  the Account Value less any outstanding loan and accrued interest;

  2) the total of all Premiums paid less an adjustment for amounts previously surrendered and less any outstanding loan and accrued interest; withdrawals will reduce the death benefit on a proportional basis; or

  3) the highest Account Value on any Contract Anniversary before the Owner's 86th birthday, less an adjustment for amounts previously surrendered, plus Premiums paid less any outstanding loan and accrued interest after the last Contract Anniversary.

      After the Owner's 86th birthday, the Death Benefit will be equal to the highest Account Value on any Contract Anniversary at any time prior to the Owner's 86th birthday, less an adjustment for amounts previously surrendered, plus Premiums paid less any outstanding loan and accrued interest after the last Contract Anniversary.


EXTRA CREDIT PREMIUM RIDER

In some Contracts, the Contract Owner may select the Extra Credit Premium Rider at the time of application. AUL will credit additional sums (the "Credit") to the Contract value each time the Contract Owner makes a contribution within the first twelve (12) months after the Contract is issued. The Contract Owner may select a Credit percentage of 3 percent (available only when the Withdrawal Charge Reduction Rider is elected), 5 percent or 6 percent. AUL will allocate Credit amounts among the investment options in the same ratio as Premiums are allocated. AUL will fund the Credit amounts from its General Account assets.

The annual charge for the Extra Credit Premium Rider can be found in the Expense Table. This rider charge will apply until the Credit is totally vested, according to the following vesting schedule.

  CONTRACT YEAR      3% CREDIT      5% CREDIT      6% CREDIT
------------------------------------------------------------
        1                 0%              0%             0%
        2                 0%              0%         4.167%
        3                25%          16.67%         16.67%
        4                50%          33.33%         33.33%
        5                75%             50%            50%
        6               100%          66.67%         66.67%
        7               100%          83.33%         83.33%
        8               100%            100%           100%

The Credit is not part of the amount an Owner will receive if he or she returns the Contract, pursuant to the terms of the Right to Examine provision. In addition, all or part of the Credit will be recaptured by AUL if the Owner makes a withdrawal in the first seven (7) Contract years, depending upon the vesting schedule above. Regardless of whether or not the Credit is vested, all gains or losses attributable to such Credit are part of the Contract Owner's Account Value and are immediately vested.

The Contract Owner will be worse off for electing the Extra Credit Premium Rider in those situations where the gain on the Credit combined with the Credit itself are less than the charge for the rider over the same period. Conversely, the Contract Owner will be better off in those situations where the gain on the Credit combined with the Credit itself is greater than the charge assessed for the rider over the same period.

The gross fund return that is necessary for the Cash Value at the end of seven
(7) years or five (5) years, depending upon whether the Withdrawal Charge Reduction Rider is chosen, to be equal to the amount of consideration paid into the Contract is the break even rate for that particular rider. The break even rate is 2.23 percent for Contracts with a 3% Extra Credit Premium Rider and the Withdrawal Charge Reduction Rider; 1.50 percent for Contracts with a 5% Extra Credit Premium Rider; and 1.49 percent for Contracts with the 6% Extra Credit Premium Rider.

AUL expects to make a profit from the Extra Credit Premium Rider charges.


GUARANTEED MINIMUM ANNUITIZATION BENEFIT RIDER

THE GUARANTEED MINIMUM ANNUITIZATION BENEFIT RIDER IS NOT AVAILABLE FOR CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009 AND MAY NOT BE PURCHASED AT THE TIME THE CONTRACT IS ISSUED OR AT


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
ANY TIME AFTER ISSUE FOR ANY CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2,
2009.

For those Contracts which have elected the Guaranteed Minimum Annuitization Benefit Rider at the time of application, the following provisions apply. If the Owner's Contract is annuitized at any time after the tenth (10th) Contract Anniversary, the amount applied to the then-current Annuity table will be the greater of:

  1.  The Account Value at that time, or

  2. The total of all Premiums paid with interest credited at the rate shown on the Policy Data Page, less an adjustment for amounts previously withdrawn.

The Account Value is reduced proportionally for any withdrawals. This rider is only available if the certain Models of the Portfolio Optimization Program are chosen or wholly allocated in the Timothy Plan(R) Conservative Growth Fund. Any transfer of Account Value to any Investment Account or Model not listed on the Policy Data Page as approved for use with this benefit will terminate the rider. If the Owner terminates the Portfolio Optimization Program, or if the Owner transfers amounts from the Timothy Portfolio, the rider will be terminated automatically.


GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS

THE LIFETIME GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER AND THE OWNER AND SPOUSAL GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER ARE NOT AVAILABLE FOR CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009 AND MAY NOT BE PURCHASED AT THE TIME THE CONTRACT IS ISSUED OR AT ANY TIME AFTER ISSUE FOR ANY CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009.

AUL offers two (2) guaranteed minimum withdrawal benefit riders: the Lifetime Guaranteed Minimum Withdrawal Benefit Rider and the Owner and Spousal Guaranteed Minimum Withdrawal Benefit Rider. These riders guarantee that the Owner may take withdrawals up to a maximum amount per year ("Guaranteed Annual Withdrawal Amount" or "GAWA").

If the Lifetime Guaranteed Minimum Withdrawal Benefit Rider is selected, AUL guarantees that if the Owner's Account Value is reduced to zero due to a withdrawal less than or equal to the GAWA, AUL will pay an amount equal to the GAWA annually until the Owner's death.

If the Owner and Spousal Guaranteed Minimum Withdrawal Benefit Rider is selected, AUL guarantees that if the Owner's Account Value is reduced to zero due to a withdrawal less than or equal to the GAWA, AUL will pay an amount equal to the GAWA annually until the Owner's death and the death of the Owner's Spouse.

These riders are only available if the Portfolio Optimization Program is chosen or wholly allocated in the Timothy Plan(R) Conservative Growth Fund or the Timothy Plan(R) Strategic Growth Fund. Any transfer of Account Value to any model not listed on the Policy Data Page as approved for use with this benefit will terminate the riders. These riders may be added after issue only for Owners that purchased this Contract during the calendar years 2006 and 2007 and if the Owner (and Spouse, if applicable) meet the minimum issue requirements for these riders. Further, the right to purchase a Guaranteed Minimum Withdrawal Benefit Rider after issue will only be available during the period May 1, 2008 to August 1, 2008, or until such later time if the foregoing period is extended by AUL. If a Guaranteed Minimum Annuitization Benefit Rider is in force at the time either of these riders are being added, it must be terminated.


GENERAL PROVISIONS OF BOTH GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS

With either of the riders, if the Account Value is reduced to zero due to a withdrawal in excess of the GAWA, the Contract and rider will terminate and the Owner will receive no further benefits.

If one (1) of these riders is effective as of the Contract Date, the initial Benefit Base will be equal to the Premiums on the Contract Date. If the rider is elected after the Contract Date, the initial Benefit Base will be equal to the Account Value on the rider effective date.

Thereafter, the Benefit Base will increase by the dollar amount of any additional Premiums. It will also increase on each Contract Anniversary, as described below under "Automatic Annual Step-Up" and "5% Rollup."

The Benefit Base is reduced on a proportional basis by any withdrawal that exceeds the GAWA.

The Benefit Base can never be more than $5,000,000.

The initial GAWA is equal to the Benefit Base immediately prior to the Owner's first withdrawal multiplied by the applicable GAWA Percentage. The GAWA represents the maximum amount that can be taken as a partial withdrawal each Contract Year without reducing the GAWA going forward.

After the date of the Owner's first withdrawal, the GAWA may increase due to additional Premiums, by multiplying the new Benefit Base by the applicable GAWA Percentage. The GAWA may also be increased at each Contract Anniversary, as described below under "Automatic Annual Step-Up" and "5% Rollup." The GAWA is reduced for withdrawals in excess of the GAWA on a proportional basis.

AUTOMATIC ANNUAL STEP-UP. On any Contract Anniversary in which the Account Value is greater than the Benefit Base, an Automatic Annual Step-Up may occur. The Automatic Annual Step-Up will increase the Benefit Base to equal the Account Value on the date of the Step-Up (up to a maximum of $5,000,000). It will also increase the GAWA to equal the GAWA Percentage multiplied by the new Benefit Base, if such amount is greater than the current GAWA.

If, on the date that a Step-Up occurs, the charge for the rider selected has changed for new purchasers, the Owner may be subject to the new charge at the time of such Step-Up. The Owner may decline a Step-Up by notifying AUL in writing at least thirty (30) days prior to the Contract Anniversary Date.

If a Step-Up is declined, Automatic Annual Step-Ups will not resume until the Owner notifies AUL in writing that the Owner would like to reinstate the Step-Ups. The Step-Up will resume on the next Contract Anniversary after AUL receives the Owner's request for reinstatement. If the Owner does reinstate the Step-Up and the charge for this rider has changed for new purchasers, the Owner will be subject to the new charge.

5% ROLLUP. On each Contract Anniversary until the earlier of: (a) the date of the Owner's first withdrawal or (b) the tenth (10th) Contract Anniversary following the rider's effective date, the 5% Rollup amount will be equal to the initial Benefit Base on the selected rider's effective date, plus any additional Premiums which are received after the selected rider's effective date, accumulated annually at 5 percent to the Contract Anniversary. On each Contract Anniversary in which the 5% Rollup amount is greater than the Benefit Base, AUL will increase the Benefit Base to equal the 5% Rollup amount (up to a maximum of $5,000,000) and increase the GAWA to equal the GAWA Percentage multiplied by the new Benefit Base, if such amount is greater than the current GAWA.

If, on any Contract Anniversary when the Owner is eligible for the 5% Rollup, the Account Value is greater than the 5% Rollup amount, AUL will Step-Up the Benefit Base to equal the Account Value and the 5% Rollup will not apply. If the Owner chooses to decline the Step-Up (as described above under "Automatic Annual Step-Up"), the 5% Rollup will still apply.

The 5% Rollup will not be applicable after the earlier of: (a) the date of the Owner's first withdrawal; or (b) the tenth (10th) Contract Anniversary following the rider's effective date.

Withdrawals taken from the Contract to satisfy the Required Minimum Distribution rules of the Internal Revenue Code of 1986, as amended, that exceed the GAWA for a specific Contract Year, will not be deemed excess withdrawals in that Contract Year. This applies only in relation to the Required Minimum Distribution based on the value of the Contract.

The Owner must allocate the Account Value in accordance with the permitted and available Portfolio Optimization Models in order to elect and maintain one (1) of these riders.

No loans may be taken against the Account Value as long as one (1) of these riders is in effect.

The charge for the selected rider is shown on the Rider Specifications Page. The charge will be assessed monthly against the greater of the Account Value or the Benefit Base. If a Step-Up occurs, the charge may be increased, but not above the charge then-applicable to new purchasers. If, at the time of a Step-Up, AUL is no longer issuing these riders, the charge may be increased, but not above the maximum charge for the selected rider.

If the Account Value is reduced to zero due to a withdrawal in excess of the GAWA, the Contract and the rider will terminate and no further benefits will be due under either.

AUL reserves the right to aggregate all OneAmerica partner company Contracts with this benefit.


OWNER AND SPOUSAL GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER

THE OWNER AND SPOUSAL GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER IS NOT AVAILABLE FOR CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009 AND MAY NOT BE PURCHASED AT THE TIME THE CONTRACT IS ISSUED OR AT ANY TIME AFTER ISSUE FOR ANY CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009.

If the Owner and Spousal Guaranteed Minimum Withdrawal Benefit Rider is selected, it is designed to facilitate the continuation of the Owner's rights under this rider by the Owner's Spouse. If the Contract Owner, or first Owner in the case of joint Owners, dies and the Spouse elects to continue the Contract, AUL will continue the rider with respect to all benefits. The surviving Spouse will be the Contract Owner and cannot name a new Contract Owner.

If withdrawals under the rider have commenced, the GAWA will remain the same unless reduced due to a withdrawal in excess of the GAWA. If withdrawals under this rider have not commenced, the GAWA Percentage will be based on the attained age of the surviving Spouse at the time of the first withdrawal.

For purposes of this rider, the Spouse is identified as the Spouse of the Contract Owner at the time of the first withdrawal. If the Spouse is changed after the first withdrawal, the GAWA Percentage will continue based on the ages at the time of the first withdrawal made under the rider.

The payment amount in the Contract Year in which the Account Value is reduced to zero is equal to the remaining GAWA not yet withdrawn in that year. In subsequent Contract Years, the payment amount equals the GAWA in effect as of the date that the Account Value is reduced to zero.

TERMINATION. The selected rider will terminate on the earliest of the following conditions:

  1. After completion of seven (7) Contract Years after the rider effective date, the Contract Owner may request by written notice to terminate the rider. The rider will terminate on the next Contract Anniversary Date following receipt of the written request by AUL;

  2. Reduction of the Account Value to zero due to a withdrawal in excess of the GAWA;

  3. Failure to continue to allocate the Account Value in accordance with the permitted and available Portfolio Optimization Models;

  4.  Full surrender of the Contract;

  5. Death of the Contract Owner or the Spouse of the Contract Owner (as defined in this rider) if he/she elects to continue the Contract at the original Contract Owner's death; or

  6.  Annuitization of the Contract.


LIFETIME GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER

THE LIFETIME GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER IS NOT AVAILABLE FOR CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009 AND MAY NOT BE PURCHASED AT THE TIME THE CONTRACT IS ISSUED OR AT ANY TIME AFTER ISSUE FOR ANY CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009.

If the Lifetime Guaranteed Minimum Withdrawal Benefit is selected, the Owner may be eligible to receive a GAWA until the Owner's Death.

The applicable GAWA Percentage is based on the age of the Contract Owner at the time of the first withdrawal.

The applicable GAWA Percentage at the time of the first withdrawal will remain the GAWA Percentage during the remaining life of the rider.

The Benefit Base is reduced on a proportional basis by any withdrawals that exceed the GAWA.

Termination. The selected rider will terminate on the earliest of the following conditions:

  1. After completion of seven (7) Contract Years after the rider effective date, the Contract Owner may request by written notice that this rider be terminated. The rider will terminate on the next Contract Anniversary following receipt of the written request;

  2. Reduction of the Account Value to zero due to a withdrawal in excess of the GAWA;

  3. Failure to continue to allocate the Account Value in accordance with the permitted and available Portfolio Optimization Models;

  4.  Full Surrender of the Contract;

  5.  Death of the Contract Owner; or,

  6.  Annuitization of the Contract.


GUARANTEED RETURN OF PREMIUM RIDER

THE GUARANTEED RETURN OF PREMIUM RIDER IS NOT AVAILABLE FOR CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009 AND MAY NOT BE PURCHASED AT THE TIME THE CONTRACT IS ISSUED OR AT ANY TIME AFTER ISSUE FOR ANY CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009.

For those Contracts which have elected the Guaranteed Return of Premium Rider at the time of application, the following provisions apply. If the Owner's Contract is still in force at the end of the tenth (10th) Contract Anniversary, the Owner's Account Value will be adjusted to be the greater of:

  1.  The Account Value at that time, or

  2. The total of all Premiums paid under the Contract, less a proportional adjustment for amounts previously withdrawn.

This rider is only available if certain Models of the Portfolio Optimization Program are chosen or wholly allocated in the Timothy Plan(R) Conservative Growth Fund. Any transfer of Account Value to any Model not listed on the Policy Data Page as approved for use with this benefit will terminate the rider. If the Owner terminates the Portfolio Optimization Program, or if the Owner transfers amounts from the Timothy portfolio, the rider will be terminated automatically.

Any Credit paid is not premium and would, therefore, not be included in the calculation of this benefit. See the Expense Table for the charge for this rider.


LONG TERM CARE FACILITY AND TERMINAL ILLNESS BENEFIT RIDER

The Long Term Care Facility and Terminal Illness Benefit Rider ensures that surrender charges on withdrawals will not apply if a Contract Owner is confined for a continuous ninety (90) day period to a Long Term Care Facility or a thirty (30) day period to a hospital, as defined by the rider provisions. In addition, upon receipt of a physician's letter at the Corporate Office, no surrender charges will be deducted upon withdrawals if the Contract Owner is diagnosed, after the effective date of the Contract, by that physician to have a terminal illness as defined by the rider provisions. There is no charge for this rider.

The Contract Owner may be subject to income tax on all or a portion of any such withdrawals and to a tax penalty if the Contract Owner takes withdrawals prior to age 59 1/2 (see "Federal Tax Matters, Additional Considerations, Contracts Owned by Non-Natural Persons").


WITHDRAWAL CHARGE REDUCTION RIDER

The Withdrawal Charge Reduction Rider will reduce the withdrawal charge period by two (2) years. The final two (2) years of the withdrawal charge are dropped, and the previous years are consistent with the Withdrawal Charge schedule listed above. See the Expense Table for the annual charge for this rider. This charge will expire at the end of the fifth (5th) Contract year. Only the 3% Extra Credit Premium Rider will be available if the Withdrawal Charge Reduction Rider is elected.

                             FEDERAL TAX MATTERS


INTRODUCTION

The Contracts described in this Prospectus are designed for use in connection with non-tax qualified retirement plans for individuals and for use by individuals in connection with retirement plans under the provisions of Sections 401(a), 403(b), 457, 408 or 408A of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on values under a Contract, on Annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee, may depend upon the type of plan for which the Contract is purchased and a number of different factors. The discussion contained herein and in the Statement of Additional Information is general in nature. It is based upon AUL's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS. Future legislation may affect Annuity contracts adversely. Moreover, no attempt is made to consider any applicable state or other laws. Because of the inherent complexity of such laws and the fact that tax results will vary according to the terms of the plan and the particular circumstances of the individual involved, any person contemplating the purchase of a Contract, or receiving Annuity payments under a Contract, should consult a tax advisor.

AUL DOES NOT MAKE ANY GUARANTEE OR REPRESENTATION REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS, AND INFORMATION CONTAINED HEREIN IS NOT INTENDED AS, AND SHOULD NOT BE CONSIDERED, TAX ADVICE. THE OWNER SHOULD CONSULT THE OWNER'S TAX ADVISOR.


DIVERSIFICATION STANDARDS

Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards is determined by taking into account an Investment Account's share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55 percent of the total assets of a Fund may be represented by any one investment, no more than 70 percent may be represented by any two investments, no more than 80 percent may be represented by any three investments, and no more than 90 percent may be represented by any four investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers.


TAXATION OF ANNUITIES IN GENERAL - NON-QUALIFIED PLANS

Section 72 of the Code governs taxation of annuities. In general, a Contract Owner is not taxed on increases in value under an Annuity Contract until some form of distribution is made under the Contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons" and "Diversification Standards."


1. SURRENDERS OR WITHDRAWALS PRIOR TO THE ANNUITY DATE

Code Section 72 provides that amounts received upon a surrender or withdrawal from a Contract prior to the Annuity date generally will be treated as gross income to the extent that the Cash Value of the Contract (determined without regard to any withdrawal charge in the case of a surrender or withdrawal) exceeds the "investment in the Contract." In general, the "investment in the Contract" is that portion, if any, of Premiums paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a Contract is treated as a payment received on account of a withdrawal from a Contract. Similarly, loans under a Contract generally are treated as distributions under the Contract.


2. SURRENDERS OR WITHDRAWALS ON OR AFTER THE ANNUITY DATE

Upon receipt of a lump-sum payment, the recipient is taxed if the Cash Value of the Contract exceeds the investment in the Contract.


3. AMOUNTS RECEIVED AS AN ANNUITY

For amounts received as an Annuity, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of Annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. That remaining portion of each payment is taxed at ordinary income rates. Once the excludable portion of Annuity payments to date equals the investment in the Contract, the balance of the Annuity payments will be fully taxable.

Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies AUL of that election. Special rules apply to withholding on distributions from Employee Benefit Plans and 403(b) arrangements.

4. PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS

With respect to amounts withdrawn or distributed before the Contract Owner reaches age 59 1/2, a penalty tax is imposed equal to 10 percent of the portion of such amount which is includible in gross income. However, the penalty tax is not applicable to withdrawals: (1) made on or after the death of the Owner (or where the Owner is not an individual, the death of the "primary Annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (2) attributable to the Contract Owner's becoming totally disabled within the meaning of Code Section 72(m)(7); or (3) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the Contract Owner, or the joint lives (or joint life expectancies) of the Contract Owner and his beneficiary. The 10 percent penalty also does not apply in certain other circumstances described in Code Section 72.

If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (3) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined in accordance with IRS regulations) equal to the tax that would have been imposed but for item (3) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five (5) years from the date of the first payment and after the Contract Owner attains age 59 1/2, or (b) before the Contract Owner reaches age 59 1/2.


ADDITIONAL CONSIDERATIONS


1. DISTRIBUTION-AT-DEATH RULES

In order to be treated as an Annuity contract, a Contract must provide the following two distribution rules: (a) if the Owner dies on or after the Annuity Commencement Date, and before the entire interest in the Contract has been distributed, the remaining interest must be distributed at least as quickly as the method in effect on the Owner's death; and (b) if the Owner dies before the Annuity Date, the entire interest in the Contract must generally be distributed within five (5) years after the date of death, or, if payable to a designated beneficiary, must be distributed over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one (1) year after the date of death of the Owner. If the designated beneficiary is the Spouse of the Owner, the Contract may be continued in the name of the Spouse as Owner.

For purposes of determining the timing of distributions under the foregoing rules, where the Owner is not an individual, the primary Annuitant is considered the Owner. In that case, a change in the primary Annuitant will be treated as the death of the Owner. Finally, in the case of joint Owners, the distribution-at-death rules will be applied by treating the death of the first Owner as the one to be taken into account in determining how generally distributions must commence, unless the sole surviving Owner is the deceased Owner's Spouse. The endorsement that allows for joint ownership applies to Spouses only.


2. GIFT OF ANNUITY CONTRACTS

Generally, a donor must pay income tax on the gain of the Contract if he makes a gift of the Contract before the Annuity Date. The donee's basis in the Contract is increased by the amount included in the donor's income. This provision does not apply to certain transfers incident to a divorce or transfers to a Spouse. The 10 percent penalty tax on pre-age 59 1/2 withdrawals and distributions and gift tax also may be applicable.


3. CONTRACTS OWNED BY NON-NATURAL PERSONS

If the Contract is held by a non-natural person (for example, a corporation in connection with its non-tax qualified deferred compensation plan) the income on that Contract (generally the Account Value less the Premium payments and amounts includible in gross income for prior taxable years with respect to the Contract) is includible in taxable income each year. Other taxes (such as the alternative minimum tax and the environmental tax imposed under Code Section
59A) may also apply. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of an Employee Benefit Plan, and in the case of an immediate annuity. Code Section 457 (deferred compensation) plans for employees of state and local governments and tax-exempt organizations are not within the purview of the exceptions. However, the income of state and local governments and tax-exempt organizations generally is exempt from federal income tax.


4. MULTIPLE CONTRACT RULE

For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includible in gross income, all Annuity Contracts issued by the same insurer to the same Contract Owner during any calendar year must be aggregated and treated as one (1) Contract. Thus, any amount received under any such Contract prior to the Contract's Annuity Commencement Date, such as a withdrawal, dividend, or loan, will be taxable (and possibly subject to the 10 percent penalty tax) to the extent of the combined income in all such Contracts. In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule.

QUALIFIED PLANS

The Contract may be used with certain types of qualified plans as described under "The Contracts." The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of qualified plans. Contract Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under such qualified plans will be subject to the terms and conditions of the plans themselves and may be limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, AUL may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the Code or the Employee Retirement Income Security Act of 1974 ("ERISA"). Consequently, a Contract Owner's Beneficiary designation or elected payment option may not be enforceable.

The following are brief descriptions of the various types of qualified plans and the use of the Contract therewith:


1. INDIVIDUAL RETIREMENT ANNUITIES

Code Section 408 permits an eligible individual to contribute to an individual retirement program through the purchase of Individual Retirement Annuities ("IRAs"). The Contract may be purchased as an IRA. IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and the time when distributions must commence. Depending upon the circumstances of the individual, contributions to an IRA may be made on a deductible or nondeductible basis. IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual Premium for an IRA may not exceed a certain limit, reduced by any contribution to that individual's Roth IRA. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA.


2. ROTH IRA

A Roth IRA under Code Section 408A is available for retirement savings for individuals with earned income. The Contract may be purchased as a Roth IRA. Roth IRA allows an individual to contribute non-deductible contributions for retirement purposes, with the earnings income tax-deferred, and the potential ability to withdraw the money income tax-free under certain circumstances. Roth IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and the time when distributions must commence. Roth IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual Premium for a Roth IRA may not exceed a certain limit, reduced by any contribution to that individual's IRA. In addition, a taxpayer may elect to convert an IRA to a Roth IRA, accelerating deferred income taxes on previous earnings in the IRA to a current year.


3. CORPORATE PENSION AND PROFIT SHARING PLANS

Code Section 401(a) permits employers to establish various types of retirement plans for their employees. For this purpose, self-employed individuals (proprietors or partners operating a trade or business) are treated as employees eligible to participate in such plans. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

In order for a retirement plan to be "qualified" under Code Section 401(a), it must: (1) meet certain minimum standards with respect to participation, coverage and vesting; (2) not discriminate in favor of "highly compensated" employees; (3) provide contributions or benefits that do not exceed certain limitations; (4) prohibit the use of plan assets for purposes other than the exclusive benefit of the employees and their beneficiaries covered by the plan;
(5) provide for distributions that comply with certain minimum distribution requirements; (6) provide for certain spousal survivor benefits; and (7) comply with numerous other qualification requirements.

A retirement plan qualified under Code Section 401(a) may be funded by employer contributions, employee contributions or a combination of both. Plan participants are not subject to tax on employer contributions until such amounts are actually distributed from the plan. Depending upon the terms of the particular plan, employee contributions may be made on a pre-tax or after-tax basis. In addition, plan participants are not taxed on plan earnings derived from either employer or employee contributions until such earnings are distributed.


4. TAX-DEFERRED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax-deferred annuities" by public schools and organizations described in Section 501(c)(3) of the Code, including certain charitable, educational and scientific organizations. These qualifying employers may pay Premiums under the Contracts for the benefit of their employees. Such Premiums are not includible in the gross income of the employee until the employee receives distributions from the Contract. The amount of Premiums to the tax-deferred Annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

5. DEFERRED COMPENSATION PLANS

Section 457 of the Code permits employees of state and local governments and units and agencies of state and local governments as well as tax-exempt organizations described in Section 501(c)(3) of the Code to defer a portion of their compensation without paying current taxes. Distributions received by an employee from a 457 Plan will be taxed as ordinary income.


QUALIFIED PLAN FEDERAL TAXATION SUMMARY

The above description of the federal income tax consequences of the different types of qualified plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering adoption of a qualified plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax advisor with regard to the suitability of the Contract as an investment vehicle for the qualified plan.

Periodic distributions (e.g., annuities and installment payments) from a qualified plan that will last for a period of ten (10) or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

Nonperiodic distributions (e.g., lump-sums and annuities or installment payments of less than 10 years) from a qualified plan (other than an IRA) are generally subject to mandatory 20 percent income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible qualified plan, IRA or 457. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10 percent rate. The recipient of such a distribution may elect not to have withholding apply.


403(b) PROGRAMS - CONSTRAINTS ON WITHDRAWALS

Section 403(b) of the Internal Revenue Code permits public school employees and employees of organizations specified in Section 501(c)(3) of the Internal Revenue Code, such as certain types of charitable, educational, and scientific organizations, to purchase Annuity Contracts and, subject to certain limitations, to exclude the amount of purchase payments from gross income for federal tax purposes. Section 403(b) imposes restrictions on certain distributions from tax-deferred Annuity Contracts meeting the requirements of
Section 403(b) that apply to tax years beginning on or after January 1, 1989.

Section 403(b) requires that distributions from Section 403(b) tax-deferred annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement not begin before the employee reaches age 59 1/2, separates from service, dies, becomes disabled, or incurs a hardship. Furthermore, distributions of income or gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a principal residence, or paying certain tuition expenses.

An Owner of a Contract purchased as a tax-deferred Section 403(b) Annuity Contract will not, therefore, be entitled to exercise the right of surrender or withdrawal, as described in this Prospectus, in order to receive his or her Contract Value attributable to Premiums paid under a salary reduction agreement or any income or gains credited to such Contract Owner under the Contract unless one (1) of the above-described conditions has been satisfied, or unless the withdrawal is otherwise permitted under applicable federal tax law. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) Program, the withdrawal constraints described above would not apply to the amount transferred to the Contract attributable to a Contract Owner's December 31, 1988 account balance under the old Contract, provided that the amounts transferred between Contracts meet certain conditions. An Owner's Contract may be able to be transferred to certain other investment or funding alternatives meeting the requirements of
Section 403(b) that are available under an employer's Section 403(b) arrangement.


401 OR 403(b) PROGRAMS - LOAN PRIVILEGES

Generally, to the extent loans are permitted under the Contract, loans are non-taxable. However, loans under a 401 or 403(b) Contract are taxable in the event that the loan is in default. Please consult the Owner's tax advisor for more details.



                              OTHER INFORMATION


MIXED AND SHARED FUNDING

The portfolios serve as the underlying investment medium for amounts invested in AUL's Separate Accounts, funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both AUL and other unaffiliated life insurance companies (shared funding). Shared funding also occurs when the portfolio is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in the Separate Account investment option that invests in the portfolio at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in the Separate Account investment option that invests in the portfolio at the same time, or (iii) participating qualified plans to invest in shares of the portfolio at the same time as one or more life insurance companies. Neither the portfolio nor AUL currently foresees any disadvantage, but if the portfolio determines that there is any such disadvantage due to a material conflict of interest between such policyowners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the portfolio's Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell portfolio shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.


VOTING OF SHARES OF THE FUNDS

AUL is the legal owner of the shares of the portfolios of the Funds held by the Investment Accounts of the Variable Account. In accordance with its view of present applicable law, AUL will exercise voting rights attributable to the shares of the Funds held in the Investment Accounts at regular and special meetings of the shareholders of the Funds on matters requiring shareholder voting under the 1940 Act. AUL will exercise these voting rights based on instructions received from persons having the voting interest in corresponding Investment Accounts of the Variable Account and consistent with any requirements imposed on AUL under contracts with any of the Funds, or under applicable law. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result AUL determines that it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

The person having the voting interest under a Contract is the Contract Owner. AUL or the pertinent Fund shall send to each Contract Owner a Fund's proxy materials and forms of instruction by means of which instructions may be given to AUL on how to exercise voting rights attributable to the Fund's shares.

Unless otherwise required by applicable law or under a Contract with any of the Funds, with respect to each of the Funds, the number of Fund shares as to which voting instructions may be given to AUL is determined by dividing Accumulation Units of the corresponding Investment Account attributable to a Contract by the total Accumulation Units of all Contracts on a particular date times shares owned by AUL of that portfolio as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the date coinciding with the date established by a Fund for determining shareholders eligible to vote at the meeting of the Fund. If required by the SEC or under a contract with any of the Funds, AUL reserves the right to determine in a different fashion the voting rights attributable to the shares of the Fund. Voting instructions may be cast in person or by proxy.

Voting rights attributable to the Contracts for which no timely voting instructions are received will be voted by AUL in the same proportion as the voting instructions which are received in a timely manner for all Contracts participating in that Investment Account. AUL will vote shares of any Investment Account, if any, that it owns beneficially in its own discretion, except that if a Fund offers its shares to any insurance company separate account that funds variable annuity and variable life contracts or if otherwise required by applicable law or contract, AUL will vote its own shares in the same proportion as the voting instructions that are received in a timely manner for Contracts participating in the Investment Account.

Neither the Variable Account nor AUL is under any duty to inquire as to the instructions received or the authority of Owners or others to instruct the voting of shares of any of the Funds.


SUBSTITUTION OF INVESTMENTS

AUL reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Variable Account or any Investment Account or that the Variable Account or any Investment Account may purchase. If shares of any or all of the Funds should become unavailable for investment, or if, in the judgment of AUL's management, further investment in shares of any or all of the Funds should become inappropriate in view of the purposes of the Contracts, AUL may substitute shares of another Fund for shares already purchased or to be purchased in the future under the Contracts. AUL may also purchase, through the Variable Account, other securities for other classes of Contracts, or permit a conversion between classes of Contracts on the basis of requests made by Contract Owners or as permitted by federal law.

Where required under applicable law, AUL will not substitute any shares attributable to a Contract Owner's interest in an Investment Account or the Variable Account without notice, Contract Owner approval, or prior approval of the SEC or a state insurance commissioner, and without following the filing or other procedures established by applicable state insurance regulators.

AUL also reserves the right to establish additional Investment Accounts of the Variable Account that would invest in another investment company, a series thereof, or other suitable investment vehicle. New Investment Accounts may be established in the sole discretion of AUL, and any new Investment Account will be made available to existing Contract Owners on a basis to be determined by AUL. AUL may also eliminate or combine one (1) or more Investment Accounts or cease permitting new allocations to an Investment Account if, in its sole discretion, marketing, tax, or investment conditions so warrant, if allowable by applicable law.

Subject to any required regulatory approvals, AUL reserves the right to transfer assets of any Investment Account of the Variable Account to another Separate Account or Investment Account.

In the event of any such substitution or change, AUL may, by appropriate endorsement, make such changes in these and other Contracts as may be necessary or appropriate to reflect such substitution or change. AUL reserves the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law, an Investment Account may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other Separate Accounts of AUL or an affiliate thereof. Subject to compliance with applicable law, AUL also may combine one (1) or more Investment Accounts and may establish a committee, board, or other group to manage one (1) or more aspects of the operation of the Variable Account.


CHANGES TO COMPLY WITH LAW AND AMENDMENTS

AUL reserves the right, without the consent of Contract Owners, to make any change to the provisions of the Contracts to comply with, or to give Contract Owners the benefit of, any federal or state statute, rule, or regulation, including, but not limited to, requirements for Annuity Contracts and retirement plans under the Internal Revenue Code and regulations issued thereunder or any state statute or regulation.


RESERVATION OF RIGHTS

AUL reserves the right to refuse to accept new Premiums under a Contract and to refuse to accept any application for a Contract.


PERIODIC REPORTS

AUL will send quarterly statements showing the number, type, and value of Accumulation Units credited to the Contract. AUL will also send statements reflecting transactions in a Contract Owner's Account as required by applicable law. In addition, every person having voting rights will receive such reports or Prospectuses concerning the Variable Account and the Funds as may be required by the 1940 Act and the 1933 Act.


PAYMENTS TO AGENTS, INTERMEDIARIES AND OTHER FINANCIAL PROFESSIONALS

American United Life Insurance Company, Inc. or its related companies, may pay agents, intermediaries and other financial professionals for the sale of StarPoint and related services. These payments may create a conflict of interest by influencing the agent, intermediary or other financial professional, and/or your salesperson to recommend StarPoint over another product or service. Ask your salesperson for more information.


LEGAL PROCEEDINGS

There are no legal proceedings pending to which the Variable Account or the Variable Account's principal underwriter (or any subsidiary) is a party, or which would materially affect the Variable Account.


LEGAL MATTERS

Legal matters in connection with the issue and sale of the Contracts described in this Prospectus and the organization of AUL, its authority to issue the Contracts under Indiana law, the validity of the forms of the Contracts under Indiana law and federal securities and federal income tax laws have been passed upon by Thomas M. Zurek, General Counsel of AUL.

Legal matters relating to the federal securities and federal income tax laws have been passed upon by Dechert LLP.


FINANCIAL STATEMENTS


Financial statements of AUL, as of December 31, 2016, are included in the Statement of Additional Information.

                     STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to AUL. The Table of Contents of the Statement of Additional Information is set forth below:


Description                                                                                                                 Page

GENERAL INFORMATION AND HISTORY..........................................................................................      3
DISTRIBUTION OF CONTRACTS................................................................................................      3
CUSTODY OF ASSETS........................................................................................................      3
TAX STATUS OF AUL AND THE VARIABLE ACCOUNT...............................................................................      3
TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PLANS...........................................................      4
403(b) Programs..........................................................................................................      5
408 and 408A Programs....................................................................................................      6
457 Programs.............................................................................................................      6
Employee Benefit Plans...................................................................................................      7
Tax Penalty for All Annuity Contracts....................................................................................      8
Withholding for Employee Benefit Plans and Tax-Deferred Annuities........................................................      8
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM............................................................................      9
FINANCIAL STATEMENTS.....................................................................................................      9

A Statement of Additional Information may be obtained without charge by calling or writing to AUL at the telephone number and address set forth in the front of this Prospectus. A postage pre-paid envelope is included for this purpose.

No dealer, salesman or any other person is authorized by the AUL American Individual Variable Annuity Unit Trust or by AUL to give any information or to make any representation other than as contained in this Prospectus in connection with the offering described herein.


There has been filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, with respect to the offering herein described. For further information with respect to the AUL American Individual Variable Annuity Unit Trust, AUL and its variable annuities, reference is made thereto and the exhibits filed therewith or incorporated therein, which include all Contracts or documents referred to herein.


The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.





--------------------------------------------------------------------------------
                    INDIVIDUAL FLEXIBLE PREMIUM DEFERRED
                              VARIABLE ANNUITY
                                  STARPOINT



                    INDIVIDUAL VARIABLE ANNUITY CONTRACTS


                                   SOLD BY


                               AMERICAN UNITED
                          LIFE INSURANCE COMPANY(R)



                             ONE AMERICAN SQUARE
                      INDIANAPOLIS, INDIANA 46206-0368
                     (800) 537-6442 - www.oneamerica.com



                                 PROSPECTUS



                             Dated: May 1, 2017
--------------------------------------------------------------------------------




56


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              blank.)

    (This page left intentionally
              blank.)

This prospectus must be preceded or accompanied by current prospectuses for the underlying investment options. Please read this prospectus carefully before you invest or send money. Variable life and variable annuities issued by American United Life Insurance Company(R) (AUL) are distributed by OneAmerica(R) Securities, Inc. member of FINRA, SIPC, a wholly-owned subsidiary of AUL.


AMERICAN UNITED LIFE INSURANCE COMPANY(R)
A ONEAMERICA(R) COMPANY
ONE AMERICAN SQUARE, P.O. BOX 368
INDIANAPOLIS, IN 46206-0368
www.oneamerica.com

(C) 2017 American United Life Insurance Company(R). All rights reserved. OneAmerica(R) and the OneAmerica banner are all trademarks of OneAmerica Financial Partners, Inc.









                                                          7-15584B     (5/17)

[ONEAMERICA_LOGO]

STATEMENT OF ADDITIONAL INFORMATION FOR

STARPOINT--

INDIVIDUAL FLEXIBLE PREMIUM
DEFERRED VARIABLE ANNUITY


[ONEAMERICA LOGO]


PRODUCTS AND FINANCIAL SERVICES PROVIDED BY:
AMERICAN UNITED LIFE INSURANCE COMPANY(R)
A ONEAMERICA(R) COMPANY
P.O. BOX 368, INDIANAPOLIS, INDIANA 46206-0368
TELEPHONE: (800) 537-6442


                                                                     May 1, 2017

                      STATEMENT OF ADDITIONAL INFORMATION


                                  MAY 1, 2017


                          INDIVIDUAL FLEXIBLE PREMIUM
                           DEFERRED VARIABLE ANNUITY
                                   STARPOINT

                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                                   OFFERED BY

                   AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                        ONE AMERICAN SQUARE, P.O. BOX 368
                        INDIANAPOLIS, INDIANA 46206-0368
                      (800) 537-6442 - www.oneamerica.com



                INDIVIDUAL ANNUITY SERVICE OFFICE MAIL ADDRESS:
                P.O. BOX 7127, INDIANAPOLIS, INDIANA 46206-7127
                                 (800) 537-6442




This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for AUL Individual Flexible Premium Deferred Variable Annuity, StarPoint dated May 1, 2017.


A Prospectus is available without charge by calling the number listed above or by mailing to American United Life Insurance Company(R) ("AUL") at the address listed above.




                               TABLE OF CONTENTS

DESCRIPTION                                                               PAGE
----------------------------------------------------------------------- --------
GENERAL INFORMATION AND HISTORY                                            3
DISTRIBUTION OF CONTRACTS                                                  3
CUSTODY OF ASSETS                                                          3
TAX STATUS OF AUL AND THE VARIABLE ACCOUNT                                 3
TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS          4
  403(b) Programs                                                          5
  408 and 408A Programs                                                    6
  457 Programs                                                             6
  Employee Benefit Plans                                                   7
  Tax Penalty for All Annuity Contracts                                    8
  Withholding for Employee Benefit Plans and Tax-
   Deferred Annuities                                                      8
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                              9
FINANCIAL STATEMENTS                                                       9

                        GENERAL INFORMATION AND HISTORY

For a general description of AUL and the AUL American Individual Variable Annuity Unit Trust (the "Variable Account"), see the section entitled "Information about AUL, The Variable Account, and The Funds" in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the Prospectus.

                           DISTRIBUTION OF CONTRACTS

OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable annuity contracts (the "Contracts") described in the Prospectus and in this Statement of Additional Information. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the "SEC") as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. The Contracts are sold by registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents.


AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable annuity contracts. The broker-dealers are required to be registered with the SEC and be members of the Financial Industry Regulation Authority ("FINRA").


OneAmerica Securities, Inc. serves as the Principal Underwriter without compensation from the Variable Account.

                               CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL. The assets are maintained separate and apart from the assets of other separate accounts of AUL and from AUL's General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds.

                   TAX STATUS OF AUL AND THE VARIABLE ACCOUNT

The operations of the Variable Account form a part of AUL, so AUL will be responsible for any federal income and other taxes that become payable with respect to the income of the Variable Account. Each Investment Account will bear its allocable share of such liabilities, but under current law, no dividend, interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the Contracts.

Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a "regulated Investment Company" under the Code. AUL does not guarantee that any Fund will so qualify. If the requirements of the Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the Variable Account. If a Fund does not qualify, the tax status of the Contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the Contracts (except those held in Employee Benefit Plans and 408 Programs).

Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards is determined by taking into account an Investment Account's share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55 percent of the total assets of a Fund may be represented by any one investment, no more than 70 percent may be represented by any two investments, no more than 80 percent may be represented by any three investments, and no more than 90 percent may be represented by any four (4) investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. governmental agency or instrumentality generally are treated as securities of separate issuers.

       TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS

The Contracts may be offered for use with several types of qualified or non-qualified retirement programs as described in the Prospectus. The tax rules applicable to Owners of Contracts used in connection with qualified retirement programs vary according to the type of retirement plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of qualified retirement programs.

Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Qualified Plans themselves, regardless of the terms and conditions of the Contracts issued in connection therewith.

Generally, no taxes are imposed on the increases in the value of a Contract by reason of investment experience or employer contributions until a distribution occurs, either as a lump-sum payment or annuity payments under an elected Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Date.

The amount of Premiums that may be paid under a Contract issued in connection with a Qualified Plan are subject to limitations that may vary depending on the type of Qualified Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Qualified Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Qualified Plan or subject the Annuitant to penalty taxes. As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Contract Owners and their Beneficiaries.

Below are brief descriptions of various types of qualified retirement programs and the use of the Contracts in connection therewith. Unless otherwise indicated in the context of the description, these descriptions reflect the assumption that the Contract Owner is a Participant in the retirement program. For Employee Benefit Plans that are defined benefit plans, a Contract generally would be purchased by a Participant, but owned by the plan itself.

403(b) PROGRAMS


Premiums paid pursuant to a 403(b) Program are excludable from a Contract Owner's gross income if they do not exceed the smallest of the limits calculated under Sections 402(g) and 415 of the Code. Section 402(g) generally limits a Contract Owner's salary reduction Premiums to $18,000 for 2017. The limit may be reduced by salary reduction Premiums to another type of retirement plan. A Contract Owner with at least fifteen (15) years of service for a "qualified employer" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed this limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years. If you are age fifty (50) or older, an additional catch-up contribution of $6,000 is allowed.

Section 415(c) also provides an overall limit on the amount of employer and Contract Owner's salary reduction Premiums to a Section 403(b) Program that will be excludable from an employee's gross income in a given year. The Section 415(c) limit is the lesser of (a) $54,000, or (b) 100 percent of the Contract Owner's annual compensation (reduced by his salary reduction Premiums to the 403(b) Program and certain other employee plans). This limit will be reduced if a Contract Owner also participates in an Employee Benefit Plan maintained by a business that he or she controls.


The limits described above do not apply to amounts "rolled over" from another
Section 403(b) Program. A Contract Owner who receives an "eligible rollover distribution" will be permitted either to roll over such amount to another
Section 403(b) Program or an IRA within sixty (60) days of receipt or to make a direct rollover to another Section 403(b) Program or an IRA without recognition of income. An "eligible rollover distribution" means any distribution to a Contract Owner of all or any taxable portion of the balance of his credit under a Section 403(b) Program, other than a required minimum distribution to a Contract Owner who has reached age 70 1/2 and excluding any distribution which is one of a series of substantially equal payments made (1) over the life expectancy of the Contract Owner or the joint life expectancy of the Contract Owner and the Contract Owner's beneficiary or (2) over a specified period of ten
(10) years or more.

Provisions of the Internal Revenue Code require that 20 percent of every eligible rollover distribution that is not directly rolled over be withheld by the payor for federal income taxes.

408 AND 408A PROGRAMS

Code Sections 219, 408 and 408A permit eligible individuals to contribute to an individual retirement program, including a Simplified Employee Pension Plan, an Employer Association Established Individual Retirement Account Trust, known as an Individual Retirement Account ("IRA") and a Roth IRA. These IRA accounts are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances.

If an Owner of a Contract issued in connection with a 408 Program surrenders the Contract or makes a withdrawal, the Contract Owner will realize income taxable at ordinary tax rates on the amount received to the extent that the amount exceeds the 408 Premiums that were not excludable from the taxable income of the employee when paid.

Premiums paid to the individual retirement account of a Contract Owner under a 408 Program that is described in Section 408(c) of the Internal Revenue Code are subject to the limits on Premiums paid to individual retirement accounts under
Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, Premiums paid to an individual retirement account are limited to the lesser of $5,500 or the Contract Owner's annual compensation. In the case of an individual who has attained the age of 50 before the close of the taxable year, the deductible amount for such taxable year shall increase by $1,000. For tax years beginning after 1996, if a married couple files a joint return, each spouse may, in the great majority of cases, make contributions to his or her IRA up to the $5,500; The extent to which a Contract Owner may deduct Premiums paid in connection with this type of 408 Program depends on his and his spouse's gross income for the year and whether either participate in another employer-sponsored retirement plan.


Premiums paid in connection with a 408 Program that is a simplified employee pension plan are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits Premiums paid in connection with a simplified employee pension plan to the lesser of (a) 25 percent of the Contract Owner's compensation, or (b) $54,000. Premiums paid through salary reduction are subject to additional annual limits.


Withdrawals from Roth IRAs may be made tax-free under certain circumstances. Please consult your tax advisor for more details.

457 PROGRAMS

Deferrals by an eligible individual to a 457 Program generally are limited under
Section 457(b) of the Internal Revenue Code to the lesser of (a) $18,000, or (b) 100 percent of the Contract Owner's includible compensation. If the Contract Owner participates in more than one 457 Program, the limit applies to contributions to all such programs. The Section 457(b) limit is increased during the last three (3) years ending before the Contract Owner reaches his normal retirement age under the 457 Program.


EMPLOYEE BENEFIT PLANS

Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.


If an Owner of a Contract issued in connection with an Employee Benefit Plan who is a participant in the Plan receives a lump-sum distribution, the portion of the distribution equal to any Premiums that were taxable to the Contract Owner in the year when paid is generally received tax-free. The balance of the distribution will generally be treated as ordinary income.


Under an Employee Benefit Plan under Section 401 of the Code, when annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to Premiums that were taxable to the Participant in the year made, if any, is excluded from gross income as a return of the Participant's investment. The portion so excluded is determined at the time the payments commence by dividing the Participant's investment in the Contract by the expected return for Non-Qualified Plans and by a specific number of payments for Qualified Plans. The periodic payments in excess of this amount are taxable as ordinary income. Once the Participant's investment has been recovered, the full annuity payment will be taxable. If the annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant's final return. If the Contract Owner paid no Premiums that were taxable to the Contract Owner in the year made, there would be no portion excludable.


The applicable annual limits on premiums paid in connection with an Employee Benefit Plan depend upon the type of plan. Total premiums paid on behalf of a Contract Owner who is a Participant to all defined contribution plans maintained by an Employer are limited under Section 415(c) of the Internal Revenue Code to the lesser of (a) $54,000, or (b) 100 percent of a Participant's annual compensation. Premiums paid through salary reduction to a cash-or-deferred arrangement under a profit sharing plan are subject to additional annual limits. Premiums paid to a defined benefit pension plan are actuarially determined based upon the amount of benefits the Participant will receive under the plan formula. The maximum annual benefit any Participant may receive under an Employer's defined benefit plan is limited under Section 415(b) of the Internal Revenue Code.

TAX PENALTY FOR ALL ANNUITY CONTRACTS

Any distribution made to a Contract Owner who is a Participant from an Employee Benefit Plan or a 408 Program other than on account of one or more of the following events will be subject to a 10 percent penalty tax on the amount distributed:

   (a) the Contract Owner has attained age 59 1/2;
   (b) the Contract Owner has died; or
   (c) the Contract Owner is disabled.

In addition, a distribution from an Employee Benefit Plan will not be subject to a 10 percent excise tax on the amount distributed if the Contract Owner is 55 and has separated from service. Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to an excise tax. Certain other exceptions may apply. Consult your tax advisor.

WITHHOLDING FOR EMPLOYEE BENEFIT PLANS AND TAX-FREE DEFERRED ANNUITIES

Distributions from an Employee Benefit Plan to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form a lump-sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory federal income tax withholding of 20 percent of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another Employee Benefit Plan or to an Individual Retirement Account under Code Section 408. The taxable amount is the amount of the distribution, less the amount allocable to after-tax Premiums.

All other types of distributions from Employee Benefit Plans and all distributions from Individual Retirement Accounts are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution. Federal tax will be withheld from annuity payments (other than those subject to mandatory 20 percent withholding) pursuant to the recipient's withholding certificate.

If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three (3) withholding exemptions. Tax on all surrenders and lump-sum distributions from Individual Retirement Accounts will be withheld at a flat 10 percent rate.

Withholding on annuity payments and other distributions from the Contract will be made in accordance with regulations of the Internal Revenue Service.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The statutory financial statements of AUL, which comprise the statutory statements of admitted assets, liabilities and surplus as of December 31, 2016 and 2015, and the related statutory statements of operations and changes in surplus, and of cash flow for the years then ended, appearing herein have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. The Variable Account statements of net assets as of December 31, 2016 and the statements of operations and changes in net assets and the financial highlights for each of the periods indicated in this SAI have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.


                              FINANCIAL STATEMENTS

FINANCIALS OF THE REGISTRANT


The financial statements of the AUL American Individual Variable Annuity Unit Trust as of December 31, 2016 are included in this Statement of Additional Information.

[PWC LOGO]

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
AUL American Individual Variable Annuity Unit Trust and the Board of Directors of OneAmerica Financial Partners, Inc.:

In our opinion, for each of the subaccounts of AUL American Individual Variable Annuity Unit Trust indicated in the table below, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the subaccounts of AUL American Individual Variable Annuity Unit Trust as of the date indicated in the table, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated in the table, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of OneAmerica Financial Partners, Inc. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of the number of shares owned as of December 31, 2016 by correspondence with the underlying mutual fund companies, provide a reasonable basis for our opinions.

------------------------------------------------------------------------------------------------------------------------------------
AB VPS International Growth Portfolio A Class (1)            Invesco V.I. Global Real Estate Fund Series I Class (1)
------------------------------------------------------------------------------------------------------------------------------------
AB VPS International Value Portfolio A Class (1)             Invesco V.I. High Yield Fund Series I Class (1)
------------------------------------------------------------------------------------------------------------------------------------
AB VPS Small/Mid Cap Value Portfolio A Class (1)             Invesco V.I. International Growth Fund Series II Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Alger Large Cap Growth Portfolio I-2 Class (1)               Invesco V.I. Managed Volatility Fund Series I Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Alger Small Cap Growth Portfolio I-2 Class (1)               Invesco V.I. Mid Cap Growth Fund Series I Class (1)
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Fund I Class (4)    Janus Aspen Balanced Portfolio Service Class (2)
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund I Class (1)         Janus Aspen Flexible Bond Portfolio Institutional Class (1)
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund I Class (1)           Janus Aspen Forty Portfolio Institutional Class (1)
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund II Class (1)          Janus Aspen Global Research Portfolio Institutional Class (1)
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund I Class (1)                   Janus Aspen Overseas Portfolio Service Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Calvert VP SRI Mid Cap Growth Portfolio (1)                  Janus Aspen Perkins Mid Cap Value Portfolio Service Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Columbia Variable Portfolio-Small Cap Value Fund 1           Neuberger Berman AMT Mid Cap Growth Portfolio Service Class (1)
  Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Columbia Variable Portfolio-US Government Mortgage Fund      Neuberger Berman Mid Cap Intrinsic Value Portfolio I Class (1)
  1 Class (1)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Dreyfus IP, Small Cap Stock Index Portfolio Service          Neuberger Berman Short Duration Bond Portfolio I Class (1)
  Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus IP, Technology Growth Portfolio Service Class (1)    Pioneer Bond VCT Portfolio I Class (2)
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF, Appreciation Portfolio Service Class (1)        Pioneer Emerging Markets VCT Portfolio I Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio Initial Class (1)       Pioneer Equity Income VCT Portfolio I Class (2)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio Initial Class (1)          Pioneer Equity Income VCT Portfolio II Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio Initial Class (1)       Pioneer Fund VCT Portfolio I Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2005 Portfolio Initial Class (1)        Pioneer Select Mid Cap Growth VCT Portfolio I Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio Initial Class (1)        Royce Capital Small-Cap Portfolio Investor Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2015 Portfolio Initial Class (1)        T. Rowe Price Blue Chip Growth Portfolio (1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio Initial Class (1)        T. Rowe Price Equity Income Portfolio (1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2025 Portfolio Initial Class (1)        T. Rowe Price Limited-Term Bond Portfolio (1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio Initial Class (1)        T. Rowe Price Mid-Cap Growth Portfolio (1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio Initial Class (1)      Templeton Foreign VIP Fund 2 Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio Initial Class (1)              Templeton Global Bond VIP Fund 1 Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio Initial Class (1)         Timothy Plan Conservative Growth Variable (1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio Initial Class (1)           Timothy Plan Strategic Growth Variable (1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio Service 2 Class (1)           TOPS Managed Risk Balanced ETF Portfolio 2 Class (4)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio Initial Class (1)            TOPS Managed Risk Growth ETF Portfolio 2 Class (4)
------------------------------------------------------------------------------------------------------------------------------------
Franklin Founding Funds Allocation VIP Fund 1 Class (1)      TOPS Managed Risk Moderate Growth ETF Portfolio 2 Class (4)
------------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value VIP Fund 1 Class (1)                Vanguard VIF Diversified Value Portfolio (1)
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Gvt Money Market Fund Service Class (3)    Vanguard VIF Mid-Cap Index Portfolio (1)
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Core Equity Fund Series II Class (1)            Vanguard VIF Small Company Growth Portfolio (1)
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Diversified Dividend Fund Series I Class (1)    Vanguard VIF Total Bond Market Index Portfolio (1)
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Global Health Care Fund Series I Class (1)
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
(1) Statement of net assets as of December 31, 2016, statement of operations for the year ended December 31, 2016, statements of changes in net assets for the years ended December 31, 2016 and 2015, and financial highlights for the years ended December 31,
2016, 2015, 2014, 2013 and 2012
------------------------------------------------------------------------------------------------------------------------------------
(2) Statement of net assets as of December 31, 2016, and statements of operations, statement of changes in net assets, and financial highlights for the period October 21, 2016 (commencement of operations) through December  31, 2016
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
(3) Statement of net assets as of December 31, 2016, statement of operations for the year ended December 31, 2016, and statement of changes in net assets and financial highlights for the year ended December 31, 2016 and the period November 19, 2015
(commencement of operations) through December 31, 2015
------------------------------------------------------------------------------------------------------------------------------------
(4) Statement of net assets as of December 31, 2016, statement of operations for the year ended December 31,  2016, statements of changes in net assets for the years ended December 31, 2016 and 2015, and financial  highlights for the years ended December 31,
2016, 2015, and 2014
------------------------------------------------------------------------------------------------------------------------------------


/s/PricewaterhouseCoopers LLP

Indianapolis, Indiana
April 26, 2017

              AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
             ALGER LARGE CAP GROWTH PORTFOLIO I-2 CLASS - 015544505

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       --------------    --------------    --------------
Investments                                            $    6,177,000    $    4,970,958           117,364
                                                                         ==============    ==============
Receivables: investments sold                                       0
Payables: investments purchased                                   (69)
                                                       --------------
Net assets                                             $    6,176,931
                                                       ==============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       --------------    --------------    --------------
Band A                                                 $    3,619,037           396,580    $         9.13
Band B                                                      2,557,894           204,178             12.53
                                                       --------------    --------------
Total                                                  $    6,176,931           600,758
                                                       ==============    ==============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $            0
Mortality & expense charges and administrative fees (Band B)                                      (32,965)
                                                                                           --------------
Net investment income (loss)                                                                      (32,965)
                                                                                           --------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          128,391
Realized gain distributions                                                                        22,576
Net change in unrealized appreciation (depreciation)                                             (220,536)
                                                                                           --------------
Net gain (loss)                                                                                   (69,569)
                                                                                           --------------

Increase (decrease) in net assets from operations                                          $     (102,534)
                                                                                           ==============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               -------------------    -------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (32,965)   $           (37,023)
Net realized gain (loss)                                                   128,391                382,418
Realized gain distributions                                                 22,576                741,926
Net change in unrealized appreciation (depreciation)                      (220,536)              (974,103)
                                                               -------------------    -------------------
Increase (decrease) in net assets from operations                         (102,534)               113,218
                                                               -------------------    -------------------

Contract owner transactions:
Proceeds from units sold                                                   217,304                176,884
Cost of units redeemed                                                    (577,066)              (820,342)
Account charges                                                            (57,650)               (67,955)
                                                               -------------------    -------------------
Increase (decrease)                                                       (417,412)              (711,413)
                                                               -------------------    -------------------
Net increase (decrease)                                                   (519,946)              (598,195)
Net assets, beginning                                                    6,696,877              7,295,072
                                                               -------------------    -------------------
Net assets, ending                                             $         6,176,931    $         6,696,877
                                                               ===================    ===================

Units sold                                                                  23,817                 17,088
Units redeemed                                                             (68,248)               (85,303)
                                                               -------------------    -------------------
Net increase (decrease)                                                    (44,431)               (68,215)
Units outstanding, beginning                                               645,189                713,404
                                                               -------------------    -------------------
Units outstanding, ending                                                  600,758                645,189
                                                               ===================    ===================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $       264,055,879
Cost of units redeemed                                                                       (259,093,464)
Account charges                                                                                (2,616,797)
Net investment income (loss)                                                                    2,845,546
Net realized gain (loss)                                                                       (2,126,334)
Realized gain distributions                                                                     1,906,059
Net change in unrealized appreciation (depreciation)                                            1,206,042
                                                                                      -------------------
Net assets                                                                            $         6,176,931
                                                                                      ===================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                          BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          9.13                397    $         3,619                N/A               -0.8%
12/31/2015                   9.20                434              3,992                N/A                1.7%
12/31/2014                   9.05                486              4,397                N/A               11.0%
12/31/2013                   8.15                520              4,237                N/A               35.1%
12/31/2012                   6.03                614              3,704                N/A                9.9%

                                                          BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $         12.53                204    $         2,558               1.30%              -2.1%
12/31/2015                  12.80                211              2,705               1.30%               0.4%
12/31/2014                  12.75                227              2,898               1.30%               9.6%
12/31/2013                  11.63                293              3,415               1.30%              33.3%
12/31/2012                   8.73                439              3,829               1.30%               8.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016               0.0%
2015               0.0%
2014               0.2%
2013               0.7%
2012               1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

              AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
             ALGER SMALL CAP GROWTH PORTFOLIO I-2 CLASS - 015544406

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       --------------    --------------    --------------
Investments                                            $    2,041,814    $    2,823,614           108,838
                                                                         ==============    ==============
Receivables: investments sold                                       8
Payables: investments purchased                                     0
                                                       --------------
Net assets                                             $    2,041,822
                                                       ==============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       --------------    --------------    --------------
Band A                                                 $    1,037,371           131,128    $         7.91
Band B                                                      1,004,451            60,128             16.71
                                                       --------------    --------------
Total                                                  $    2,041,822           191,256
                                                       ==============    ==============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $            0
Mortality & expense charges and administrative fees (Band B)                                      (12,543)
                                                                                           --------------
Net investment income (loss)                                                                      (12,543)
                                                                                           --------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (164,378)
Realized gain distributions                                                                       283,864
Net change in unrealized appreciation (depreciation)                                              (13,151)
                                                                                           --------------
Net gain (loss)                                                                                   106,335
                                                                                           --------------

Increase (decrease) in net assets from operations                                          $       93,792
                                                                                           ==============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               -------------------    -------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (12,543)   $           (17,135)
Net realized gain (loss)                                                  (164,378)                   116
Realized gain distributions                                                283,864                635,846
Net change in unrealized appreciation (depreciation)                       (13,151)              (686,569)
                                                               -------------------    -------------------
Increase (decrease) in net assets from operations                           93,792                (67,742)
                                                               -------------------    -------------------

Contract owner transactions:
Proceeds from units sold                                                    53,253                 57,664
Cost of units redeemed                                                    (258,712)              (437,081)
Account charges                                                            (14,248)               (18,182)
                                                               -------------------    -------------------
Increase (decrease)                                                       (219,707)              (397,599)
                                                               -------------------    -------------------
Net increase (decrease)                                                   (125,915)              (465,341)
Net assets, beginning                                                    2,167,737              2,633,078
                                                               -------------------    -------------------
Net assets, ending                                             $         2,041,822    $         2,167,737
                                                               ===================    ===================

Units sold                                                                   5,780                  5,288
Units redeemed                                                             (25,778)               (36,781)
                                                               -------------------    -------------------
Net increase (decrease)                                                    (19,998)               (31,493)
Units outstanding, beginning                                               211,254                242,747
                                                               -------------------    -------------------
Units outstanding, ending                                                  191,256                211,254
                                                               ===================    ===================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $     1,732,965,864
Cost of units redeemed                                                                     (1,736,319,746)
Account charges                                                                                (1,604,633)
Net investment income (loss)                                                                   (1,619,144)
Net realized gain (loss)                                                                        2,918,204
Realized gain distributions                                                                     6,483,077
Net change in unrealized appreciation (depreciation)                                             (781,800)
                                                                                      -------------------
Net assets                                                                            $         2,041,822
                                                                                      ===================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2000
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                          BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          7.91                131    $         1,037                N/A                6.2%
12/31/2015                   7.45                141              1,051                N/A               -3.3%
12/31/2014                   7.70                158              1,216                N/A                0.4%
12/31/2013                   7.67                229              1,756                N/A               34.3%
12/31/2012                   5.71                278              1,590                N/A               12.5%

                                                          BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $         16.71                 60    $         1,004               1.30%               4.9%
12/31/2015                  15.93                 70              1,117               1.30%              -4.6%
12/31/2014                  16.69                 85              1,417               1.30%              -0.9%
12/31/2013                  16.84                900             15,158               1.30%              32.5%
12/31/2012                  12.70                863             10,959               1.30%              11.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016               0.0%
2015               0.0%
2014               0.0%
2013               0.0%
2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

              AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
           AB VPS INTERNATIONAL GROWTH PORTFOLIO A CLASS - 018792820

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       --------------    --------------    --------------
Investments                                            $       54,757    $       57,837             3,157
                                                                         ==============    ==============
Receivables: investments sold                                       0
Payables: investments purchased                                    (1)
                                                       --------------
Net assets                                             $       54,756
                                                       ==============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       --------------    --------------    --------------
Band A                                                 $        3,905               936    $         4.17
Band B                                                         50,851            13,642              3.73
                                                       --------------    --------------
Total                                                  $       54,756            14,578
                                                       ==============    ==============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $            0
Mortality & expense charges and administrative fees (Band B)                                         (717)
                                                                                           --------------
Net investment income (loss)                                                                         (717)
                                                                                           --------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (1,337)
Realized gain distributions                                                                             0
Net change in unrealized appreciation (depreciation)                                               (4,948)
                                                                                           --------------
Net gain (loss)                                                                                    (6,285)
                                                                                           --------------

Increase (decrease) in net assets from operations                                          $       (7,002)
                                                                                           ==============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               -------------------    -------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              (717)   $              (797)
Net realized gain (loss)                                                    (1,337)                 2,890
Realized gain distributions                                                      0                      0
Net change in unrealized appreciation (depreciation)                        (4,948)                (5,584)
                                                               -------------------    -------------------
Increase (decrease) in net assets from operations                           (7,002)                (3,491)
                                                               -------------------    -------------------

Contract owner transactions:
Proceeds from units sold                                                     5,310                 18,599
Cost of units redeemed                                                     (23,341)               (35,007)
Account charges                                                               (282)                  (535)
                                                               -------------------    -------------------
Increase (decrease)                                                        (18,313)               (16,943)
                                                               -------------------    -------------------
Net increase (decrease)                                                    (25,315)               (20,434)
Net assets, beginning                                                       80,071                100,505
                                                               -------------------    -------------------
Net assets, ending                                             $            54,756    $            80,071
                                                               ===================    ===================

Units sold                                                                   1,395                  4,292
Units redeemed                                                              (6,465)                (8,566)
                                                               -------------------    -------------------
Net increase (decrease)                                                     (5,070)                (4,274)
Units outstanding, beginning                                                19,648                 23,922
                                                               -------------------    -------------------
Units outstanding, ending                                                   14,578                 19,648
                                                               ===================    ===================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           319,074
Cost of units redeemed                                                                           (281,154)
Account charges                                                                                    (5,458)
Net investment income (loss)                                                                        3,571
Net realized gain (loss)                                                                           21,803
Realized gain distributions                                                                             0
Net change in unrealized appreciation (depreciation)                                               (3,080)
                                                                                      -------------------
Net assets                                                                            $            54,756
                                                                                      ===================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                          BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          4.17                  1    $             4                N/A               -6.9%
12/31/2015                   4.48                  1                  4                N/A               -1.9%
12/31/2014                   4.57                  1                  4                N/A               -1.2%
12/31/2013                   4.62                  1                  5                N/A               13.6%
12/31/2012                   4.07                  2                  9                N/A               15.5%

                                                          BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          3.73                 14    $            51               1.30%              -8.1%
12/31/2015                   4.05                 19                 76               1.30%              -3.1%
12/31/2014                   4.19                 23                 96               1.30%              -2.5%
12/31/2013                   4.29                 36                156               1.30%              12.1%
12/31/2012                   3.83                 27                103               1.30%              14.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016               0.0%
2015               0.4%
2014               0.0%
2013               0.8%
2012               1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

              AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
            AB VPS SMALL/MID CAP VALUE PORTFOLIO A CLASS - 018792531

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       --------------    --------------    --------------
Investments                                            $      531,659    $      501,662            26,204
                                                                         ==============    ==============
Receivables: investments sold                                      45
Payables: investments purchased                                     0
                                                       --------------
Net assets                                             $      531,704
                                                       ==============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       --------------    --------------    --------------
Band A                                                 $       64,870             5,767    $        11.25
Band B                                                        466,834            46,453             10.05
                                                       --------------    --------------
Total                                                  $      531,704            52,220
                                                       ==============    ==============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        3,151
Mortality & expense charges and administrative fees (Band B)                                       (5,707)
                                                                                           --------------
Net investment income (loss)                                                                       (2,556)
                                                                                           --------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            1,178
Realized gain distributions                                                                        29,615
Net change in unrealized appreciation (depreciation)                                               76,741
                                                                                           --------------
Net gain (loss)                                                                                   107,534
                                                                                           --------------

Increase (decrease) in net assets from operations                                          $      104,978
                                                                                           ==============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               -------------------    -------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (2,556)   $            (2,838)
Net realized gain (loss)                                                     1,178                 61,562
Realized gain distributions                                                 29,615                 95,408
Net change in unrealized appreciation (depreciation)                        76,741               (190,849)
                                                               -------------------    -------------------
Increase (decrease) in net assets from operations                          104,978                (36,717)
                                                               -------------------    -------------------

Contract owner transactions:
Proceeds from units sold                                                    15,350                 45,316
Cost of units redeemed                                                    (104,280)              (196,820)
Account charges                                                             (1,581)                (2,759)
                                                               -------------------    -------------------
Increase (decrease)                                                        (90,511)              (154,263)
                                                               -------------------    -------------------
Net increase (decrease)                                                     14,467               (190,980)
Net assets, beginning                                                      517,237                708,217
                                                               -------------------    -------------------
Net assets, ending                                             $           531,704    $           517,237
                                                               ===================    ===================

Units sold                                                                   1,833                  6,681
Units redeemed                                                             (12,497)               (24,405)
                                                               -------------------    -------------------
Net increase (decrease)                                                    (10,664)               (17,724)
Units outstanding, beginning                                                62,884                 80,608
                                                               -------------------    -------------------
Units outstanding, ending                                                   52,220                 62,884
                                                               ===================    ===================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        26,499,428
Cost of units redeemed                                                                        (34,175,998)
Account charges                                                                                  (698,161)
Net investment income (loss)                                                                     (600,822)
Net realized gain (loss)                                                                        7,602,842
Realized gain distributions                                                                     1,874,418
Net change in unrealized appreciation (depreciation)                                               29,997
                                                                                      -------------------
Net assets                                                                            $           531,704
                                                                                      ===================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                          BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $         11.25                  6    $            65                N/A               25.1%
12/31/2015                   8.99                  6                 57                N/A               -5.5%
12/31/2014                   9.51                  6                 60                N/A                9.2%
12/31/2013                   8.71                 61                529                N/A               38.1%
12/31/2012                   6.31                 60                380                N/A               18.7%

                                                          BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $         10.05                 46    $           467               1.30%              23.5%
12/31/2015                   8.14                 57                460               1.30%              -6.7%
12/31/2014                   8.72                 74                648               1.30%               7.8%
12/31/2013                   8.09              1,810             14,646               1.30%              36.3%
12/31/2012                   5.94              2,125             12,619               1.30%              17.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016               0.6%
2015               0.8%
2014               0.1%
2013               0.6%
2012               0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

              AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
            AB VPS INTERNATIONAL VALUE PORTFOLIO A CLASS - 018792556

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       --------------    --------------    --------------
Investments                                            $       71,876    $       74,250             5,412
                                                                         ==============    ==============
Receivables: investments sold                                       0
Payables: investments purchased                                    (1)
                                                       --------------
Net assets                                             $       71,875
                                                       ==============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       --------------    --------------    --------------
Band A                                                 $       17,845             4,796    $         3.72
Band B                                                         54,030            16,254              3.32
                                                       --------------    --------------
Total                                                  $       71,875            21,050
                                                       ==============    ==============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $          953
Mortality & expense charges and administrative fees (Band B)                                         (654)
                                                                                           --------------
Net investment income (loss)                                                                          299
                                                                                           --------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (3,974)
Realized gain distributions                                                                             0
Net change in unrealized appreciation (depreciation)                                                2,004
                                                                                           --------------
Net gain (loss)                                                                                    (1,970)
                                                                                           --------------

Increase (decrease) in net assets from operations                                          $       (1,671)
                                                                                           ==============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               -------------------    -------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               299    $               636
Net realized gain (loss)                                                    (3,974)                (1,946)
Realized gain distributions                                                      0                      0
Net change in unrealized appreciation (depreciation)                         2,004                  2,628
                                                               -------------------    -------------------
Increase (decrease) in net assets from operations                           (1,671)                 1,318
                                                               -------------------    -------------------

Contract owner transactions:
Proceeds from units sold                                                    34,905                  1,778
Cost of units redeemed                                                     (20,885)               (34,509)
Account charges                                                               (358)                  (431)
                                                               -------------------    -------------------
Increase (decrease)                                                         13,662                (33,162)
                                                               -------------------    -------------------
Net increase (decrease)                                                     11,991                (31,844)
Net assets, beginning                                                       59,884                 91,728
                                                               -------------------    -------------------
Net assets, ending                                             $            71,875    $            59,884
                                                               ===================    ===================

Units sold                                                                  10,403                    761
Units redeemed                                                              (6,930)               (10,527)
                                                               -------------------    -------------------
Net increase (decrease)                                                      3,473                 (9,766)
Units outstanding, beginning                                                17,577                 27,343
                                                               -------------------    -------------------
Units outstanding, ending                                                   21,050                 17,577
                                                               ===================    ===================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        34,169,571
Cost of units redeemed                                                                        (24,579,269)
Account charges                                                                                  (340,667)
Net investment income (loss)                                                                       97,714
Net realized gain (loss)                                                                       (9,273,100)
Realized gain distributions                                                                             0
Net change in unrealized appreciation (depreciation)                                               (2,374)
                                                                                      -------------------
Net assets                                                                            $            71,875
                                                                                      ===================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                          BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          3.72                  5    $            18                N/A               -0.5%
12/31/2015                   3.74                  1                  4                N/A                2.6%
12/31/2014                   3.65                  1                  4                N/A               -6.2%
12/31/2013                   3.89                  1                  5                N/A               23.0%
12/31/2012                   3.16                  2                  7                N/A               14.5%

                                                          BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          3.32                 16    $            54               1.30%              -1.8%
12/31/2015                   3.38                 16                 56               1.30%               1.3%
12/31/2014                   3.34                 26                 88               1.30%              -7.4%
12/31/2013                   3.61                 42                152               1.30%              21.4%
12/31/2012                   2.97                 30                 88               1.30%              13.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016               1.4%
2015               2.1%
2014               2.9%
2013               6.6%
2012               1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

              AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
       AMERICAN CENTURY VP CAPITAL APPRECIATION FUND I CLASS - 024936304

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       --------------    --------------    --------------
Investments                                            $    1,125,622    $    1,159,596            80,514
                                                                         ==============    ==============
Receivables: investments sold                                       0
Payables: investments purchased                                   (16)
                                                       --------------
Net assets                                             $    1,125,606
                                                       ==============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       --------------    --------------    --------------
Band A                                                 $      125,522            21,857    $         5.74
Band B                                                      1,000,084           180,374              5.54
                                                       --------------    --------------
Total                                                  $    1,125,606           202,231
                                                       ==============    ==============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $            0
Mortality & expense charges and administrative fees (Band B)                                      (10,248)
                                                                                           --------------
Net investment income (loss)                                                                      (10,248)
                                                                                           --------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (53,731)
Realized gain distributions                                                                        87,110
Net change in unrealized appreciation (depreciation)                                              (24,588)
                                                                                           --------------
Net gain (loss)                                                                                     8,791
                                                                                           --------------

Increase (decrease) in net assets from operations                                          $       (1,457)
                                                                                           ==============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               -------------------    -------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (10,248)   $            (9,767)
Net realized gain (loss)                                                   (53,731)                17,033
Realized gain distributions                                                 87,110                 43,064
Net change in unrealized appreciation (depreciation)                       (24,588)               (63,306)
                                                               -------------------    -------------------
Increase (decrease) in net assets from operations                           (1,457)               (12,976)
                                                               -------------------    -------------------

Contract owner transactions:
Proceeds from units sold                                                   578,310                575,231
Cost of units redeemed                                                    (520,717)              (196,475)
Account charges                                                             (4,307)                (3,997)
                                                               -------------------    -------------------
Increase (decrease)                                                         53,286                374,759
                                                               -------------------    -------------------
Net increase (decrease)                                                     51,829                361,783
Net assets, beginning                                                    1,073,777                711,994
                                                               -------------------    -------------------
Net assets, ending                                             $         1,125,606    $         1,073,777
                                                               ===================    ===================

Units sold                                                                 111,313                105,421
Units redeemed                                                            (105,724)               (40,235)
                                                               -------------------    -------------------
Net increase (decrease)                                                      5,589                 65,186
Units outstanding, beginning                                               196,642                131,456
                                                               -------------------    -------------------
Units outstanding, ending                                                  202,231                196,642
                                                               ===================    ===================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         1,875,509
Cost of units redeemed                                                                           (776,609)
Account charges                                                                                   (10,405)
Net investment income (loss)                                                                      (24,777)
Net realized gain (loss)                                                                          (34,312)
Realized gain distributions                                                                       130,174
Net change in unrealized appreciation (depreciation)                                              (33,974)
                                                                                      -------------------
Net assets                                                                            $         1,125,606
                                                                                      ===================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/17/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                          BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          5.74                 22    $           126                N/A                3.2%
12/31/2015                   5.56                 31                174                N/A                1.9%
12/31/2014                   5.46                 22                119                N/A                9.2%

                                                          BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          5.54                180    $         1,000               1.30%               1.9%
12/31/2015                   5.44                165                900               1.30%               0.6%
12/31/2014                   5.41                110                593               1.30%               8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016               0.0%
2015               0.0%
2014               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

              AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
          AMERICAN CENTURY VP INCOME & GROWTH FUND I CLASS - 024936601

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                        INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE        INVESTMENTS         SHARES
                                                       --------------    --------------    --------------
Investments                                            $   48,360,205    $   49,424,027         5,185,298
                                                                         ==============    ==============
Receivables: investments sold                                       0
Payables: investments purchased                               (33,219)
                                                       --------------
Net assets                                             $   48,326,986
                                                       ==============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       --------------    --------------    --------------
Band A                                                 $    3,408,940           302,313    $        11.28
Band B                                                     44,918,046         3,526,346             12.74
                                                       --------------    --------------
Total                                                  $   48,326,986         3,828,659
                                                       ==============    ==============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $    1,133,611
Mortality & expense charges and administrative fees (Band B)                                     (578,722)
                                                                                           --------------
Net investment income (loss)                                                                      554,889
                                                                                           --------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (857,093)
Realized gain distributions                                                                       895,710
Net change in unrealized appreciation (depreciation)                                            4,878,546
                                                                                           --------------
Net gain (loss)                                                                                 4,917,163
                                                                                           --------------

Increase (decrease) in net assets from operations                                          $    5,472,052
                                                                                           ==============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               -------------------    -------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           554,889    $           461,186
Net realized gain (loss)                                                  (857,093)              (594,771)
Realized gain distributions                                                895,710              4,245,724
Net change in unrealized appreciation (depreciation)                     4,878,546             (7,948,205)
                                                               -------------------    -------------------
Increase (decrease) in net assets from operations                        5,472,052             (3,836,066)
                                                               -------------------    -------------------

Contract owner transactions:
Proceeds from units sold                                                 3,480,434              9,685,082
Cost of units redeemed                                                  (9,033,963)           (10,625,432)
Account charges                                                           (282,025)              (323,756)
                                                               -------------------    -------------------
Increase (decrease)                                                     (5,835,554)            (1,264,106)
                                                               -------------------    -------------------
Net increase (decrease)                                                   (363,502)            (5,100,172)
Net assets, beginning                                                   48,690,488             53,790,660
                                                               -------------------    -------------------
Net assets, ending                                             $        48,326,986    $        48,690,488
                                                               ===================    ===================

Units sold                                                                 353,796                863,050
Units redeemed                                                            (843,971)              (985,953)
                                                               -------------------    -------------------
Net increase (decrease)                                                   (490,175)              (122,903)
Units outstanding, beginning                                             4,318,834              4,441,737
                                                               -------------------    -------------------
Units outstanding, ending                                                3,828,659              4,318,834
                                                               ===================    ===================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $       135,660,896
Cost of units redeemed                                                                        (96,812,486)
Account charges                                                                                (2,127,871)
Net investment income (loss)                                                                    2,557,625
Net realized gain (loss)                                                                        2,434,698
Realized gain distributions                                                                     7,677,946
Net change in unrealized appreciation (depreciation)                                           (1,063,822)
                                                                                      -------------------
Net assets                                                                            $        48,326,986
                                                                                      ===================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                          BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $         11.28                302    $         3,409                N/A               13.5%
12/31/2015                   9.94                292              2,898                N/A               -5.6%
12/31/2014                  10.53                253              2,660                N/A               12.5%
12/31/2013                   9.36                128              1,201                N/A               35.8%
12/31/2012                   6.89                167              1,149                N/A               14.7%

                                                          BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $         12.74              3,526    $        44,918               1.30%              12.0%
12/31/2015                  11.37              4,027             45,793               1.30%              -6.8%
12/31/2014                  12.21              4,189             51,131               1.30%              11.1%
12/31/2013                  10.99                152              1,669               1.30%              34.1%
12/31/2012                   8.20                175              1,433               1.30%              13.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016                2.3%
2015                2.1%
2014                2.0%
2013                2.3%
2012                2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

              AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
           AMERICAN CENTURY VP INTERNATIONAL FUND I CLASS - 024936205

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       --------------    --------------    --------------
Investments                                            $   22,253,254    $   25,160,095         2,373,390
                                                                         ==============    ==============
Receivables: investments sold                                       0
Payables: investments purchased                               (14,584)
                                                       --------------
Net assets                                             $   22,238,670
                                                       ==============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       --------------    --------------    --------------
Band A                                                 $    1,618,323           189,497    $         8.54
Band B                                                     20,620,347         2,107,108              9.79
                                                       --------------    --------------
Total                                                  $   22,238,670         2,296,605
                                                       ==============    ==============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      238,040
Mortality & expense charges and administrative fees (Band B)                                     (279,474)
                                                                                           --------------
Net investment income (loss)                                                                      (41,434)
                                                                                           --------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (569,916)
Realized gain distributions                                                                             0
Net change in unrealized appreciation (depreciation)                                           (1,001,096)
                                                                                           --------------
Net gain (loss)                                                                                (1,571,012)
                                                                                           --------------

Increase (decrease) in net assets from operations                                          $   (1,612,446)
                                                                                           ==============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               -------------------    -------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (41,434)   $          (230,460)
Net realized gain (loss)                                                  (569,916)               532,665
Realized gain distributions                                                      0                      0
Net change in unrealized appreciation (depreciation)                    (1,001,096)              (375,828)
                                                               -------------------    -------------------
Increase (decrease) in net assets from operations                       (1,612,446)               (73,623)
                                                               -------------------    -------------------

Contract owner transactions:
Proceeds from units sold                                                 3,241,561              3,044,531
Cost of units redeemed                                                  (4,217,708)            (5,668,374)
Account charges                                                           (137,513)              (170,918)
                                                               -------------------    -------------------
Increase (decrease)                                                     (1,113,660)            (2,794,761)
                                                               -------------------    -------------------
Net increase (decrease)                                                 (2,726,106)            (2,868,384)
Net assets, beginning                                                   24,964,776             27,833,160
                                                               -------------------    -------------------
Net assets, ending                                             $        22,238,670    $        24,964,776
                                                               ===================    ===================

Units sold                                                                 363,366                308,804
Units redeemed                                                            (472,165)              (567,933)
                                                               -------------------    -------------------
Net increase (decrease)                                                   (108,799)              (259,129)
Units outstanding, beginning                                             2,405,404              2,664,533
                                                               -------------------    -------------------
Units outstanding, ending                                                2,296,605              2,405,404
                                                               ===================    ===================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $       181,003,720
Cost of units redeemed                                                                       (155,610,919)
Account charges                                                                                (1,779,325)
Net investment income (loss)                                                                     (185,444)
Net realized gain (loss)                                                                       (3,128,503)
Realized gain distributions                                                                     4,845,982
Net change in unrealized appreciation (depreciation)                                           (2,906,841)
                                                                                      -------------------
Net assets                                                                            $        22,238,670
                                                                                      ===================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                          BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          8.54                189    $         1,618                N/A               -5.5%
12/31/2015                   9.04                185              1,675                N/A                0.8%
12/31/2014                   8.97                172              1,546                N/A               -5.5%
12/31/2013                   9.49                115              1,088                N/A               22.4%
12/31/2012                   7.75                130              1,010                N/A               21.2%

                                                          BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          9.79              2,107    $        20,620               1.30%              -6.7%
12/31/2015                  10.49              2,220             23,290               1.30%              -0.5%
12/31/2014                  10.55              2,492             26,288               1.30%              -6.7%
12/31/2013                  11.31                527              5,958               1.30%              20.8%
12/31/2012                   9.36                576              5,390               1.30%              19.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016               1.0%
2015               0.4%
2014               0.6%
2013               1.7%
2012               0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

              AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
               AMERICAN CENTURY VP ULTRA FUND I CLASS - 024936882

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                        INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE        INVESTMENTS         SHARES
                                                       --------------    --------------    --------------
Investments                                            $      261,975    $      207,198            16,955
                                                                         ==============    ==============
Receivables: investments sold                                       0
Payables: investments purchased                                    (7)
                                                       --------------
Net assets                                             $      261,968
                                                       ==============

                                                                             UNITS          ACCUMULATION
                                                         NET ASSETS       OUTSTANDING        UNIT VALUE
                                                       --------------    --------------    --------------
Band A                                                 $       55,318             4,847    $        11.41
Band B                                                        206,650            21,074              9.81
                                                       --------------    --------------
Total                                                  $      261,968            25,921
                                                       ==============    ==============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        1,096
Mortality & expense charges and administrative fees (Band B)                                       (3,079)
                                                                                           --------------
Net investment income (loss)                                                                       (1,983)
                                                                                           --------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           29,275
Realized gain distributions                                                                        12,999
Net change in unrealized appreciation (depreciation)                                              (30,458)
                                                                                           --------------
Net gain (loss)                                                                                    11,816
                                                                                           --------------

Increase (decrease) in net assets from operations                                          $        9,833
                                                                                           ==============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               -------------------    -------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (1,983)   $            (2,176)
Net realized gain (loss)                                                    29,275                 22,088
Realized gain distributions                                                 12,999                 29,151
Net change in unrealized appreciation (depreciation)                       (30,458)               (34,638)
                                                               -------------------    -------------------
Increase (decrease) in net assets from operations                            9,833                 14,425
                                                               -------------------    -------------------

Contract owner transactions:
Proceeds from units sold                                                    72,049                 30,322
Cost of units redeemed                                                    (116,945)               (46,916)
Account charges                                                             (1,862)                (1,715)
                                                               -------------------    -------------------
Increase (decrease)                                                        (46,758)               (18,309)
                                                               -------------------    -------------------
Net increase (decrease)                                                    (36,925)                (3,884)
Net assets, beginning                                                      298,893                302,777
                                                               -------------------    -------------------
Net assets, ending                                             $           261,968    $           298,893
                                                               ===================    ===================

Units sold                                                                   7,686                  3,204
Units redeemed                                                             (12,850)                (5,110)
                                                               -------------------    -------------------
Net increase (decrease)                                                     (5,164)                (1,906)
Units outstanding, beginning                                                31,085                 32,991
                                                               -------------------    -------------------
Units outstanding, ending                                                   25,921                 31,085
                                                               ===================    ===================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         1,017,002
Cost of units redeemed                                                                           (919,462)
Account charges                                                                                   (18,292)
Net investment income (loss)                                                                      (20,989)
Net realized gain (loss)                                                                           72,914
Realized gain distributions                                                                        76,018
Net change in unrealized appreciation (depreciation)                                               54,777
                                                                                      -------------------
Net assets                                                                            $           261,968
                                                                                      ===================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                          BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $         11.41                  5    $            55                N/A                4.4%
12/31/2015                  10.93                  2                 25                N/A                6.3%
12/31/2014                  10.28                  3                 31                N/A               10.0%
12/31/2013                   9.35                  4                 33                N/A               37.1%
12/31/2012                   6.82                  8                 55                N/A               13.9%

                                                          BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          9.81                 21    $           207               1.30%               3.1%
12/31/2015                   9.51                 29                274               1.30%               4.9%
12/31/2014                   9.07                 30                272               1.30%               8.6%
12/31/2013                   8.35                 32                267               1.30%              35.3%
12/31/2012                   6.17                 34                211               1.30%              12.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016               0.4%
2015               0.4%
2014               0.4%
2013               0.6%
2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

              AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
          AMERICAN CENTURY VP MID CAP VALUE FUND II CLASS - 024936734

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                        INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE        INVESTMENTS         SHARES
                                                       --------------    --------------    --------------
Investments                                            $      816,279    $      738,283            38,629
                                                                         ==============    ==============
Receivables: investments sold                                       0
Payables: investments purchased                                   (11)
                                                       --------------
Net assets                                             $      816,268
                                                       ==============

                                                                             UNITS          ACCUMULATION
                                                         NET ASSETS       OUTSTANDING        UNIT VALUE
                                                       --------------    --------------    --------------
Band A                                                 $       85,517             5,194    $        16.46
Band B                                                        730,751            49,031             14.90
                                                       --------------    --------------
Total                                                  $      816,268            54,225
                                                       ==============    ==============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        9,090
Mortality & expense charges and administrative fees (Band B)                                       (6,592)
                                                                                           --------------
Net investment income (loss)                                                                        2,498
                                                                                           --------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            8,480
Realized gain distributions                                                                        22,131
Net change in unrealized appreciation (depreciation)                                               77,889
                                                                                           --------------
Net gain (loss)                                                                                   108,500
                                                                                           --------------

Increase (decrease) in net assets from operations                                          $      110,998
                                                                                           ==============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               -------------------    -------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             2,498    $             2,079
Net realized gain (loss)                                                     8,480                 45,302
Realized gain distributions                                                 22,131                 21,608
Net change in unrealized appreciation (depreciation)                        77,889                (81,390)
                                                               -------------------    -------------------
Increase (decrease) in net assets from operations                          110,998                (12,401)
                                                               -------------------    -------------------

Contract owner transactions:
Proceeds from units sold                                                   365,621                188,700
Cost of units redeemed                                                     (97,151)              (184,068)
Account charges                                                             (2,094)                (2,481)
                                                               -------------------    -------------------
Increase (decrease)                                                        266,376                  2,151
                                                               -------------------    -------------------
Net increase (decrease)                                                    377,374                (10,250)
Net assets, beginning                                                      438,894                449,144
                                                               -------------------    -------------------
Net assets, ending                                             $           816,268    $           438,894
                                                               ===================    ===================

Units sold                                                                  33,611                 14,725
Units redeemed                                                             (14,650)               (14,303)
                                                               -------------------    -------------------
Net increase (decrease)                                                     18,961                    422
Units outstanding, beginning                                                35,264                 34,842
                                                               -------------------    -------------------
Units outstanding, ending                                                   54,225                 35,264
                                                               ===================    ===================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         1,109,090
Cost of units redeemed                                                                           (528,870)
Account charges                                                                                   (12,988)
Net investment income (loss)                                                                        9,922
Net realized gain (loss)                                                                           77,338
Realized gain distributions                                                                        83,780
Net change in unrealized appreciation (depreciation)                                               77,996
                                                                                      -------------------
Net assets                                                                            $           816,268
                                                                                      ===================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                          BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $         16.46                  5    $            86                N/A               22.7%
12/31/2015                  13.42                  5                 61                N/A               -1.6%
12/31/2014                  13.63                  8                111                N/A               16.2%
12/31/2013                  11.73                  8                 90                N/A               29.9%
12/31/2012                   9.03                  9                 85                N/A               16.2%

                                                          BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $         14.90                 49    $           731               1.30%              21.1%
12/31/2015                  12.30                 31                378               1.30%              -2.9%
12/31/2014                  12.66                 27                338               1.30%              14.7%
12/31/2013                  11.04                 17                185               1.30%              28.2%
12/31/2012                   8.61                 14                122               1.30%              14.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016               1.4%
2015               1.6%
2014               1.0%
2013               1.1%
2012               2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

              AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
              CALVERT VP SRI MID CAP GROWTH PORTFOLIO - 131647307

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                        INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE        INVESTMENTS          SHARES
                                                       --------------    --------------    --------------
Investments                                            $      899,747    $    1,016,193            31,218
                                                                         ==============    ==============
Receivables: investments sold                                       0
Payables: investments purchased                                   (18)
                                                       --------------
Net assets                                             $      899,729
                                                       ==============

                                                                             UNITS          ACCUMULATION
                                                         NET ASSETS       OUTSTANDING        UNIT VALUE
                                                       --------------    --------------    --------------
Band A                                                 $      343,311            28,825    $        11.91
Band B                                                        556,418            41,350             13.46
                                                       --------------    --------------
Total                                                  $      899,729            70,175
                                                       ==============    ==============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $            0
Mortality & expense charges and administrative fees (Band B)                                       (7,176)
                                                                                           --------------
Net investment income (loss)                                                                       (7,176)
                                                                                           --------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (9,062)
Realized gain distributions                                                                       121,536
Net change in unrealized appreciation (depreciation)                                              (46,849)
                                                                                           --------------
Net gain (loss)                                                                                    65,625
                                                                                           --------------

Increase (decrease) in net assets from operations                                          $       58,449
                                                                                           ==============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               -------------------    -------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (7,176)   $            (7,901)
Net realized gain (loss)                                                    (9,062)                24,665
Realized gain distributions                                                121,536                 31,597
Net change in unrealized appreciation (depreciation)                       (46,849)               (79,179)
                                                               -------------------    -------------------
Increase (decrease) in net assets from operations                           58,449                (30,818)
                                                               -------------------    -------------------

Contract owner transactions:
Proceeds from units sold                                                    73,779                119,391
Cost of units redeemed                                                    (162,082)              (225,005)
Account charges                                                             (5,918)                (7,104)
                                                               -------------------    -------------------
Increase (decrease)                                                        (94,221)              (112,718)
                                                               -------------------    -------------------
Net increase (decrease)                                                    (35,772)              (143,536)
Net assets, beginning                                                      935,501              1,079,037
                                                               -------------------    -------------------
Net assets, ending                                             $           899,729    $           935,501
                                                               ===================    ===================

Units sold                                                                   8,486                 12,362
Units redeemed                                                             (16,512)               (20,676)
                                                               -------------------    -------------------
Net increase (decrease)                                                     (8,026)                (8,314)
Units outstanding, beginning                                                78,201                 86,515
                                                               -------------------    -------------------
Units outstanding, ending                                                   70,175                 78,201
                                                               ===================    ===================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         5,514,177
Cost of units redeemed                                                                         (4,944,011)
Account charges                                                                                  (218,093)
Net investment income (loss)                                                                       88,037
Net realized gain (loss)                                                                          (81,540)
Realized gain distributions                                                                       657,605
Net change in unrealized appreciation (depreciation)                                             (116,446)
                                                                                      -------------------
Net assets                                                                            $           899,729
                                                                                      ===================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                          BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $         11.91                 29    $           343                N/A                7.2%
12/31/2015                  11.11                 36                405                N/A               -3.3%
12/31/2014                  11.48                 40                457                N/A                8.1%
12/31/2013                  10.62                 43                452                N/A               29.9%
12/31/2012                   8.18                 48                389                N/A               16.8%

                                                          BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $         13.46                 41    $           556               1.30%               5.9%
12/31/2015                  12.71                 42                530               1.30%              -4.5%
12/31/2014                  13.31                 47                622               1.30%               6.7%
12/31/2013                  12.48                 54                676               1.30%              28.2%
12/31/2012                   9.73                 39                378               1.30%              15.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016                0.0%
2015                0.0%
2014                0.0%
2013                0.0%
2012                0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

              AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
      COLUMBIA VARIABLE PORTFOLIO-SMALL CAP VALUE FUND 1 CLASS - 19765R303

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       514,391   $       452,888            26,915
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                    (12)
                                                       ---------------
Net assets                                             $       514,379
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        19,489             1,814   $         10.74
Band B                                                         494,890            51,558              9.60
                                                       ---------------   ---------------
Total                                                  $       514,379            53,372
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $         2,699
Mortality & expense charges and administrative fees (Band B)                                        (5,584)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,885)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (2,797)
Realized gain distributions                                                                         41,549
Net change in unrealized appreciation (depreciation)                                                86,953
                                                                                           ---------------
Net gain (loss)                                                                                    125,705
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       122,820
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,885)  $             (2,334)
Net realized gain (loss)                                                      (2,797)                 3,690
Realized gain distributions                                                   41,549                 34,195
Net change in unrealized appreciation (depreciation)                          86,953                (73,350)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            122,820                (37,799)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      24,193                 38,275
Cost of units redeemed                                                      (105,761)               (71,240)
Account charges                                                                 (749)                (1,644)
                                                                --------------------   --------------------
Increase (decrease)                                                          (82,317)               (34,609)
                                                                --------------------   --------------------
Net increase (decrease)                                                       40,503                (72,408)
Net assets, beginning                                                        473,876                546,284
                                                                --------------------   --------------------
Net assets, ending                                              $            514,379   $            473,876
                                                                ====================   ====================

Units sold                                                                     2,818                  5,167
Units redeemed                                                               (14,064)                (9,469)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (11,246)                (4,302)
Units outstanding, beginning                                                  64,618                 68,920
                                                                --------------------   --------------------
Units outstanding, ending                                                     53,372                 64,618
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                               $         27,325,570
Cost of units redeemed                                                                          (30,781,620)
Account charges                                                                                    (668,410)
Net investment income (loss)                                                                       (238,255)
Net realized gain (loss)                                                                            367,471
Realized gain distributions                                                                       4,448,120
Net change in unrealized appreciation (depreciation)                                                 61,503
                                                                                       --------------------
Net assets                                                                             $            514,379
                                                                                       ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                          BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $         10.74                  2    $            19                N/A               33.0%
12/31/2015                   8.08                  2                 17                N/A               -6.1%
12/31/2014                   8.60                  4                 33                N/A                3.3%
12/31/2013                   8.33                  6                 52                N/A               34.2%
12/31/2012                   6.20                 59                365                N/A               11.4%

                                                          BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          9.60                 52    $           495               1.30%              31.3%
12/31/2015                   7.31                 63                457               1.30%              -7.3%
12/31/2014                   7.89                 65                513               1.30%               2.0%
12/31/2013                   7.74                 83                644               1.30%              32.5%
12/31/2012                   5.84              2,227             13,005               1.30%              10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016               0.5%
2015               0.8%
2014               0.6%
2013               0.1%
2012               0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

              AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
  COLUMBIA VARIABLE PORTFOLIO-US GOVERNMENT MORTGAGE FUND 1 CLASS - 19766E541

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       106,573   $       108,575            10,325
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                     (2)
                                                       ---------------
Net assets                                             $       106,571
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        24,473             4,405   $          5.56
Band B                                                          82,098            15,908              5.16
                                                       ---------------   ---------------
Total                                                  $       106,571            20,313
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $         3,014
Mortality & expense charges and administrative fees (Band B)                                        (1,073)
                                                                                           ---------------
Net investment income (loss)                                                                         1,941
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 1
Realized gain distributions                                                                            782
Net change in unrealized appreciation (depreciation)                                                  (998)
                                                                                           ---------------
Net gain (loss)                                                                                       (215)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         1,726
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,941   $              1,548
Net realized gain (loss)                                                           1                     31
Realized gain distributions                                                      782                    161
Net change in unrealized appreciation (depreciation)                            (998)                (1,640)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              1,726                    100
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       6,458                 81,961
Cost of units redeemed                                                       (10,583)               (15,723)
Account charges                                                                 (433)                  (407)
                                                                --------------------   --------------------
Increase (decrease)                                                           (4,558)                65,831
                                                                --------------------   --------------------
Net increase (decrease)                                                       (2,832)                65,931
Net assets, beginning                                                        109,403                 43,472
                                                                --------------------   --------------------
Net assets, ending                                              $            106,571   $            109,403
                                                                ====================   ====================

Units sold                                                                     1,177                 15,944
Units redeemed                                                                (2,068)                (3,139)
                                                                --------------------   --------------------
Net increase (decrease)                                                         (891)                12,805
Units outstanding, beginning                                                  21,204                  8,399
                                                                --------------------   --------------------
Units outstanding, ending                                                     20,313                 21,204
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                               $            222,152
Cost of units redeemed                                                                             (116,480)
Account charges                                                                                      (2,251)
Net investment income (loss)                                                                          3,683
Net realized gain (loss)                                                                                526
Realized gain distributions                                                                             943
Net change in unrealized appreciation (depreciation)                                                 (2,002)
                                                                                       --------------------
Net assets                                                                             $            106,571
                                                                                       ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                          BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          5.56                  4    $            24                N/A                2.7%
12/31/2015                   5.41                  5                 25                N/A                1.3%
12/31/2014                   5.34                  3                 16                N/A                5.9%
12/31/2013                   5.04                  3                 17                N/A               -1.8%
12/31/2012                   5.13                  3                 17                N/A                1.7%

                                                          BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          5.16                 16    $            82               1.30%               1.4%
12/31/2015                   5.09                 17                 85               1.30%               0.0%
12/31/2014                   5.09                  5                 28               1.30%               4.5%
12/31/2013                   4.87                  4                 19               1.30%              -3.1%
12/31/2012                   5.02                  3                 17               1.30%               0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016               2.8%
2015               2.7%
2014               1.4%
2013               0.9%
2012               0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

              AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
       DREYFUS IP, TECHNOLOGY GROWTH PORTFOLIO SERVICE CLASS - 26202A710

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       643,916   $       553,287            38,160
                                                                         ===============   ===============
Receivables: investments sold                                      250
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       644,166
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        89,816             7,145   $         12.57
Band B                                                         554,350            52,011             10.66
                                                       ---------------   ---------------
Total                                                  $       644,166            59,156
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges and administrative fees (Band B)                                        (7,011)
                                                                                           ---------------
Net investment income (loss)                                                                        (7,011)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             8,965
Realized gain distributions                                                                         30,902
Net change in unrealized appreciation (depreciation)                                                (9,188)
                                                                                           ---------------
Net gain (loss)                                                                                     30,679
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        23,668
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (7,011)  $             (6,399)
Net realized gain (loss)                                                       8,965                 20,409
Realized gain distributions                                                   30,902                 56,742
Net change in unrealized appreciation (depreciation)                          (9,188)               (43,653)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             23,668                 27,099
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      86,530                 96,643
Cost of units redeemed                                                       (43,896)               (67,594)
Account charges                                                               (2,236)                (1,669)
                                                                --------------------   --------------------
Increase (decrease)                                                           40,398                 27,380
                                                                --------------------   --------------------
Net increase (decrease)                                                       64,066                 54,479
Net assets, beginning                                                        580,100                525,621
                                                                --------------------   --------------------
Net assets, ending                                              $            644,166   $            580,100
                                                                ====================   ====================

Units sold                                                                     9,014                 10,410
Units redeemed                                                                (5,116)                (7,624)
                                                                --------------------   --------------------
Net increase (decrease)                                                        3,898                  2,786
Units outstanding, beginning                                                  55,258                 52,472
                                                                --------------------   --------------------
Units outstanding, ending                                                     59,156                 55,258
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                               $          1,760,774
Cost of units redeemed                                                                           (1,520,827)
Account charges                                                                                     (28,448)
Net investment income (loss)                                                                        (49,696)
Net realized gain (loss)                                                                            275,142
Realized gain distributions                                                                         116,592
Net change in unrealized appreciation (depreciation)                                                 90,629
                                                                                       --------------------
Net assets                                                                             $            644,166
                                                                                       ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/28/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                          BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $         12.57                  7    $            90                N/A                4.4%
12/31/2015                  12.04                  5                 60                N/A                5.9%
12/31/2014                  11.37                  4                 50                N/A                6.6%
12/31/2013                  10.67                  5                 55                N/A               32.5%
12/31/2012                   8.05                 20                158                N/A               15.4%

                                                          BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $         10.66                 52    $           554               1.30%               3.0%
12/31/2015                  10.34                 50                520               1.30%               4.5%
12/31/2014                   9.89                 48                476               1.30%               5.2%
12/31/2013                   9.40                 50                471               1.30%              30.8%
12/31/2012                   7.19                 58                414               1.30%              13.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016               0.0%
2015               0.0%
2014               0.0%
2013               0.0%
2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

              AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
     DREYFUS IP, SMALL CAP STOCK INDEX PORTFOLIO SERVICE CLASS - 26202A686

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       134,685   $       117,609             7,133
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                     (3)
                                                       ---------------
Net assets                                             $       134,682
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        26,484             1,550   $         17.09
Band B                                                         108,198             6,996             15.47
                                                       ---------------   ---------------
Total                                                  $       134,682             8,546
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           645
Mortality & expense charges and administrative fees (Band B)                                          (979)
                                                                                           ---------------
Net investment income (loss)                                                                          (334)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               106
Realized gain distributions                                                                          6,125
Net change in unrealized appreciation (depreciation)                                                19,078
                                                                                           ---------------
Net gain (loss)                                                                                     25,309
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        24,975
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (334)  $               (154)
Net realized gain (loss)                                                         106                 (2,775)
Realized gain distributions                                                    6,125                  7,087
Net change in unrealized appreciation (depreciation)                          19,078                 (9,438)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             24,975                 (5,280)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      51,405                 26,357
Cost of units redeemed                                                        (5,015)               (55,164)
Account charges                                                                 (469)                  (501)
                                                                --------------------   --------------------
Increase (decrease)                                                           45,921                (29,308)
                                                                --------------------   --------------------
Net increase (decrease)                                                       70,896                (34,588)
Net assets, beginning                                                         63,786                 98,374
                                                                --------------------   --------------------
Net assets, ending                                              $            134,682   $             63,786
                                                                ====================   ====================

Units sold                                                                     3,956                  2,004
Units redeemed                                                                  (390)                (4,516)
                                                                --------------------   --------------------
Net increase (decrease)                                                        3,566                 (2,512)
Units outstanding, beginning                                                   4,980                  7,492
                                                                --------------------   --------------------
Units outstanding, ending                                                      8,546                  4,980
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                               $            477,173
Cost of units redeemed                                                                             (417,663)
Account charges                                                                                      (5,105)
Net investment income (loss)                                                                         (1,296)
Net realized gain (loss)                                                                             29,974
Realized gain distributions                                                                          34,523
Net change in unrealized appreciation (depreciation)                                                 17,076
                                                                                       --------------------
Net assets                                                                             $            134,682
                                                                                       ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                          BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $         17.09                  2    $            26                N/A               25.7%
12/31/2015                  13.59                  2                 21                N/A               -2.3%
12/31/2014                  13.91                  2                 22                N/A                5.1%
12/31/2013                  13.24                  3                 38                N/A               40.7%
12/31/2012                   9.41                  2                 16                N/A               15.7%

                                                          BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $         15.47                  7    $           108               1.30%              24.1%
12/31/2015                  12.46                  3                 43               1.30%              -3.6%
12/31/2014                  12.93                  6                 77               1.30%               3.8%
12/31/2013                  12.46                 22                274               1.30%              38.9%
12/31/2012                   8.97                  2                 20               1.30%              14.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016               0.6%
2015               1.0%
2014               0.8%
2013               0.5%
2012               0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

              AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
         DREYFUS VIF, APPRECIATION PORTFOLIO SERVICE CLASS - 261976831

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       256,172   $       254,494             6,289
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                     (9)
                                                       ---------------
Net assets                                             $       256,163
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        10,464               964   $         10.86
Band B                                                         245,699            26,660              9.22
                                                       ---------------   ---------------
Total                                                  $       256,163            27,624
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $         3,699
Mortality & expense charges and administrative fees (Band B)                                        (3,324)
                                                                                           ---------------
Net investment income (loss)                                                                           375
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (4,131)
Realized gain distributions                                                                         39,048
Net change in unrealized appreciation (depreciation)                                               (20,354)
                                                                                           ---------------
Net gain (loss)                                                                                     14,563
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        14,938
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                375   $                678
Net realized gain (loss)                                                      (4,131)                18,815
Realized gain distributions                                                   39,048                 16,621
Net change in unrealized appreciation (depreciation)                         (20,354)               (48,603)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             14,938                (12,489)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      12,214                 30,793
Cost of units redeemed                                                       (28,599)              (111,674)
Account charges                                                                 (635)                  (729)
                                                                --------------------   --------------------
Increase (decrease)                                                          (17,020)               (81,610)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (2,082)               (94,099)
Net assets, beginning                                                        258,245                352,344
                                                                --------------------   --------------------
Net assets, ending                                              $            256,163   $            258,245
                                                                ====================   ====================

Units sold                                                                     9,358                  3,347
Units redeemed                                                               (11,299)               (12,586)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (1,941)                (9,239)
Units outstanding, beginning                                                  29,565                 38,804
                                                                --------------------   --------------------
Units outstanding, ending                                                     27,624                 29,565
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                               $            983,839
Cost of units redeemed                                                                             (861,292)
Account charges                                                                                     (14,512)
Net investment income (loss)                                                                         19,866
Net realized gain (loss)                                                                             23,807
Realized gain distributions                                                                         102,777
Net change in unrealized appreciation (depreciation)                                                  1,678
                                                                                       --------------------
Net assets                                                                             $            256,163
                                                                                       ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/28/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                          BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $         10.86                  1    $            10                N/A                7.6%
12/31/2015                  10.09                  1                 13                N/A               -2.7%
12/31/2014                  10.37                  1                 14                N/A                7.8%
12/31/2013                   9.61                  2                 22                N/A               20.8%
12/31/2012                   7.96                  6                 49                N/A               10.1%

                                                          BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          9.22                 27    $           246               1.30%               6.2%
12/31/2015                   8.67                 28                245               1.30%              -4.0%
12/31/2014                   9.03                 37                338               1.30%               6.4%
12/31/2013                   8.49                 35                295               1.30%              19.3%
12/31/2012                   7.12                 42                298               1.30%               8.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016               1.4%
2015               1.6%
2014               1.6%
2013               1.9%
2012               3.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST FIDELITY VIP ASSET MANAGER PORTFOLIO INITIAL CLASS - 922175203

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,724,193   $     2,642,378           178,284
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                     (5)
                                                       ---------------
Net assets                                             $     2,724,188
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     1,097,547           103,696   $         10.58
Band B                                                       1,626,641           166,931              9.74
                                                       ---------------   ---------------
Total                                                  $     2,724,188           270,627
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        40,486
Mortality & expense charges and administrative fees (Band B)                                       (21,379)
                                                                                           ---------------
Net investment income (loss)                                                                        19,107
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             9,035
Realized gain distributions                                                                        122,241
Net change in unrealized appreciation (depreciation)                                               (94,080)
                                                                                           ---------------
Net gain (loss)                                                                                     37,196
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        56,303
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             19,107   $             24,721
Net realized gain (loss)                                                       9,035                102,477
Realized gain distributions                                                  122,241                240,029
Net change in unrealized appreciation (depreciation)                         (94,080)              (373,691)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             56,303                 (6,464)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      59,740                130,261
Cost of units redeemed                                                      (376,432)              (690,530)
Account charges                                                              (20,893)               (25,223)
                                                                --------------------   --------------------
Increase (decrease)                                                         (337,585)              (585,492)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (281,282)              (591,956)
Net assets, beginning                                                      3,005,470              3,597,426
                                                                --------------------   --------------------
Net assets, ending                                              $          2,724,188   $          3,005,470
                                                                ====================   ====================

Units sold                                                                     7,071                 13,657
Units redeemed                                                               (41,469)               (70,834)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (34,398)               (57,177)
Units outstanding, beginning                                                 305,025                362,202
                                                                --------------------   --------------------
Units outstanding, ending                                                    270,627                305,025
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                               $         26,348,745
Cost of units redeemed                                                                          (26,426,193)
Account charges                                                                                  (1,383,593)
Net investment income (loss)                                                                      3,140,581
Net realized gain (loss)                                                                           (813,483)
Realized gain distributions                                                                       1,776,316
Net change in unrealized appreciation (depreciation)                                                 81,815
                                                                                       --------------------
Net assets                                                                             $          2,724,188
                                                                                       ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                          BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $         10.58                104    $         1,098                N/A                3.1%
12/31/2015                  10.27                122              1,249                N/A                0.1%
12/31/2014                  10.25                156              1,597                N/A                5.8%
12/31/2013                   9.69                182              1,761                N/A               15.7%
12/31/2012                   8.37                226              1,892                N/A               12.5%

                                                          BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          9.74                167    $         1,627               1.30%               1.7%
12/31/2015                   9.58                183              1,756               1.30%              -1.2%
12/31/2014                   9.69                206              2,000               1.30%               4.5%
12/31/2013                   9.27                245              2,272               1.30%              14.2%
12/31/2012                   8.12                266              2,162               1.30%              11.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016               1.4%
2015               1.5%
2014               1.4%
2013               1.5%
2012               1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

              AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
          FIDELITY VIP CONTRAFUND PORTFOLIO INITIAL CLASS - 922175500

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    15,022,952   $    12,571,737           452,756
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                   (451)
                                                       ---------------
Net assets                                             $    15,022,501
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     4,824,360           297,979   $         16.19
Band B                                                      10,198,141           647,458             15.75
                                                       ---------------   ---------------
Total                                                  $    15,022,501           945,437
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       118,465
Mortality & expense charges and administrative fees (Band B)                                      (130,888)
                                                                                           ---------------
Net investment income (loss)                                                                       (12,423)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           288,181
Realized gain distributions                                                                      1,210,291
Net change in unrealized appreciation (depreciation)                                              (513,922)
                                                                                           ---------------
Net gain (loss)                                                                                    984,550
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       972,127
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (12,423)  $             18,045
Net realized gain (loss)                                                     288,181                796,310
Realized gain distributions                                                1,210,291              1,577,658
Net change in unrealized appreciation (depreciation)                        (513,922)            (2,394,218)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            972,127                 (2,205)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     599,914                585,641
Cost of units redeemed                                                    (2,292,784)            (2,870,515)
Account charges                                                              (96,848)              (115,279)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,789,718)            (2,400,153)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (817,591)            (2,402,358)
Net assets, beginning                                                     15,840,092             18,242,450
                                                                --------------------   --------------------
Net assets, ending                                              $         15,022,501   $         15,840,092
                                                                ====================   ====================

Units sold                                                                    41,168                 50,014
Units redeemed                                                              (162,929)              (209,221)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (121,761)              (159,207)
Units outstanding, beginning                                               1,067,198              1,226,405
                                                                --------------------   --------------------
Units outstanding, ending                                                    945,437              1,067,198
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                               $         72,118,070
Cost of units redeemed                                                                          (79,243,335)
Account charges                                                                                  (3,513,375)
Net investment income (loss)                                                                        954,066
Net realized gain (loss)                                                                          4,251,619
Realized gain distributions                                                                      18,004,241
Net change in unrealized appreciation (depreciation)                                              2,451,215
                                                                                       --------------------
Net assets                                                                             $         15,022,501
                                                                                       ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                          BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $         16.19                298    $         4,824                N/A                8.0%
12/31/2015                  14.99                339              5,089                N/A                0.7%
12/31/2014                  14.89                392              5,836                N/A               11.9%
12/31/2013                  13.30                456              6,071                N/A               31.3%
12/31/2012                  10.13                577              5,841                N/A               16.4%

                                                          BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $         15.75                647    $        10,198               1.30%               6.6%
12/31/2015                  14.77                728             10,751               1.30%              -0.6%
12/31/2014                  14.87                834             12,407               1.30%              10.5%
12/31/2013                  13.45              1,000             13,452               1.30%              29.6%
12/31/2012                  10.38              1,267             13,150               1.30%              14.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016               0.8%
2015               1.0%
2014               0.9%
2013               1.0%
2012               1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

              AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
         FIDELITY VIP EQUITY-INCOME PORTFOLIO INITIAL CLASS - 922174305

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,507,729   $     4,016,413           205,166
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                   (197)
                                                       ---------------
Net assets                                             $     4,507,532
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     1,449,903           117,262   $         12.36
Band B                                                       3,057,629           242,916             12.59
                                                       ---------------   ---------------
Total                                                  $     4,507,532           360,178
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        97,265
Mortality & expense charges and administrative fees (Band B)                                       (36,757)
                                                                                           ---------------
Net investment income (loss)                                                                        60,508
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            19,378
Realized gain distributions                                                                        272,898
Net change in unrealized appreciation (depreciation)                                               299,070
                                                                                           ---------------
Net gain (loss)                                                                                    591,346
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       651,854
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             60,508   $            104,828
Net realized gain (loss)                                                      19,378                242,390
Realized gain distributions                                                  272,898                498,946
Net change in unrealized appreciation (depreciation)                         299,070             (1,076,635)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            651,854               (230,471)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     320,269                162,908
Cost of units redeemed                                                      (801,725)            (1,191,230)
Account charges                                                              (26,172)               (32,308)
                                                                --------------------   --------------------
Increase (decrease)                                                         (507,628)            (1,060,630)
                                                                --------------------   --------------------
Net increase (decrease)                                                      144,226             (1,291,101)
Net assets, beginning                                                      4,363,306              5,654,407
                                                                --------------------   --------------------
Net assets, ending                                              $          4,507,532   $          4,363,306
                                                                ====================   ====================

Units sold                                                                    31,584                 15,415
Units redeemed                                                               (79,477)              (110,536)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (47,893)               (95,121)
Units outstanding, beginning                                                 408,071                503,192
                                                                --------------------   --------------------
Units outstanding, ending                                                    360,178                408,071
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                               $         92,118,150
Cost of units redeemed                                                                          (82,493,786)
Account charges                                                                                  (2,185,892)
Net investment income (loss)                                                                      3,005,252
Net realized gain (loss)                                                                        (16,460,882)
Realized gain distributions                                                                      10,033,374
Net change in unrealized appreciation (depreciation)                                                491,316
                                                                                       --------------------
Net assets                                                                             $          4,507,532
                                                                                       ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                          BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $         12.36                117    $         1,450                N/A               18.0%
12/31/2015                  10.48                140              1,463                N/A               -4.0%
12/31/2014                  10.91                166              1,808                N/A                8.7%
12/31/2013                  10.03                187              1,874                N/A               28.1%
12/31/2012                   7.83                245              1,922                N/A               17.3%

                                                          BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $         12.59                243    $         3,058               1.30%              16.5%
12/31/2015                  10.80                268              2,900               1.30%              -5.2%
12/31/2014                  11.40                337              3,847               1.30%               7.3%
12/31/2013                  10.62                368              3,908               1.30%              26.5%
12/31/2012                   8.40                380              3,188               1.30%              15.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016               2.2%
2015               3.0%
2014               2.8%
2013               2.5%
2012               2.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

              AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
         FIDELITY VIP FREEDOM 2005 PORTFOLIO INITIAL CLASS - 922174651

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        77,814   $        73,794             6,760
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        77,814
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        74,692             8,574   $          8.71
Band B                                                           3,122               417              7.49
                                                       ---------------   ---------------
Total                                                  $        77,814             8,991
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $         1,177
Mortality & expense charges and administrative fees (Band B)                                           (39)
                                                                                           ---------------
Net investment income (loss)                                                                         1,138
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                46
Realized gain distributions                                                                            947
Net change in unrealized appreciation (depreciation)                                                 1,508
                                                                                           ---------------
Net gain (loss)                                                                                      2,501
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         3,639
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,138   $              1,253
Net realized gain (loss)                                                          46                     64
Realized gain distributions                                                      947                    148
Net change in unrealized appreciation (depreciation)                           1,508                 (1,673)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              3,639                   (208)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       6,448                      0
Cost of units redeemed                                                          (128)                     0
Account charges                                                                 (887)                  (824)
                                                                --------------------   --------------------
Increase (decrease)                                                            5,433                   (824)
                                                                --------------------   --------------------
Net increase (decrease)                                                        9,072                 (1,032)
Net assets, beginning                                                         68,742                 69,774
                                                                --------------------   --------------------
Net assets, ending                                              $             77,814   $             68,742
                                                                ====================   ====================

Units sold                                                                       770                      0
Units redeemed                                                                  (118)                   (99)
                                                                --------------------   --------------------
Net increase (decrease)                                                          652                    (99)
Units outstanding, beginning                                                   8,339                  8,438
                                                                --------------------   --------------------
Units outstanding, ending                                                      8,991                  8,339
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                               $            477,988
Cost of units redeemed                                                                             (429,604)
Account charges                                                                                      (5,551)
Net investment income (loss)                                                                         18,934
Net realized gain (loss)                                                                            (12,826)
Realized gain distributions                                                                          24,853
Net change in unrealized appreciation (depreciation)                                                  4,020
                                                                                       --------------------
Net assets                                                                             $             77,814
                                                                                       ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                          BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          8.71                  9    $            75                N/A                5.0%
12/31/2015                   8.30                  8                 66                N/A               -0.3%
12/31/2014                   8.32                  8                 67                N/A                4.3%
12/31/2013                   7.97                  8                 65                N/A                9.7%
12/31/2012                   7.27                  0                  0                N/A                9.6%

                                                          BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          7.49                  0    $             3               1.30%               3.6%
12/31/2015                   7.23                  0                  3               1.30%              -1.5%
12/31/2014                   7.34                  0                  3               1.30%               3.0%
12/31/2013                   7.13                  0                  3               1.30%               8.3%
12/31/2012                   6.58                  0                  3               1.30%               8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016               1.6%
2015               1.9%
2014               1.6%
2013               3.0%
2012               0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

              AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
         FIDELITY VIP FREEDOM 2010 PORTFOLIO INITIAL CLASS - 922174628

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                        INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE        INVESTMENTS          SHARES
                                                       --------------    --------------    --------------
Investments                                            $       75,334    $       72,341             6,119
                                                                         ==============    ==============
Receivables: investments sold                                       0
Payables: investments purchased                                    (2)
                                                       --------------
Net assets                                             $       75,332
                                                       ==============

                                                                             UNITS          ACCUMULATION
                                                         NET ASSETS       OUTSTANDING        UNIT VALUE
                                                       --------------    --------------    --------------
Band A                                                 $          897                96    $         9.35
Band B                                                         74,435             9,262              8.04
                                                       --------------    --------------
Total                                                  $       75,332             9,358
                                                       ==============    ==============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        1,125
Mortality & expense charges and administrative fees (Band B)                                         (934)
                                                                                           --------------
Net investment income (loss)                                                                          191
                                                                                           --------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             (580)
Realized gain distributions                                                                         1,982
Net change in unrealized appreciation (depreciation)                                                  (65)
                                                                                           --------------
Net gain (loss)                                                                                     1,337
                                                                                           --------------

Increase (decrease) in net assets from operations                                          $        1,528
                                                                                           ==============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                  PERIOD ENDED           PERIOD ENDED
                                                               DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               -------------------    -------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               191    $               528
Net realized gain (loss)                                                      (580)                 5,333
Realized gain distributions                                                  1,982                    293
Net change in unrealized appreciation (depreciation)                           (65)                (5,671)
                                                               -------------------    -------------------
Increase (decrease) in net assets from operations                            1,528                    483
                                                               -------------------    -------------------

Contract owner transactions:
Proceeds from units sold                                                     8,924                 16,352
Cost of units redeemed                                                     (32,683)               (50,475)
Account charges                                                               (276)                  (287)
                                                               -------------------    -------------------
Increase (decrease)                                                        (24,035)               (34,410)
                                                               -------------------    -------------------
Net increase (decrease)                                                    (22,507)               (33,927)
Net assets, beginning                                                       97,839                131,766
                                                               -------------------    -------------------
Net assets, ending                                             $            75,332    $            97,839
                                                               ===================    ===================

Units sold                                                                   1,143                  2,158
Units redeemed                                                              (4,384)                (6,219)
                                                               -------------------    -------------------
Net increase (decrease)                                                     (3,241)                (4,061)
Units outstanding, beginning                                                12,599                 16,660
                                                               -------------------    -------------------
Units outstanding, ending                                                    9,358                 12,599
                                                               ===================    ===================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         1,490,201
Cost of units redeemed                                                                         (1,515,082)
Account charges                                                                                   (18,263)
Net investment income (loss)                                                                       36,195
Net realized gain (loss)                                                                           17,830
Realized gain distributions                                                                        61,458
Net change in unrealized appreciation (depreciation)                                                2,993
                                                                                      -------------------
Net assets                                                                            $            75,332
                                                                                      ===================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                            BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                              EXPENSE AS A
                    ACCUMULATION       OUTSTANDING        NET ASSETS         % OF AVERAGE
                     UNIT VALUE           (000s)            (000s)            NET ASSETS       TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          9.35                  0    $             1                N/A                5.5%
12/31/2015                   8.86                  0                  4                N/A               -0.3%
12/31/2014                   8.89                  1                  9                N/A                4.5%
12/31/2013                   8.50                  4                 33                N/A               13.5%
12/31/2012                   7.49                  8                 59                N/A               11.8%

                                                            BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                              EXPENSE AS A
                    ACCUMULATION       OUTSTANDING        NET ASSETS         % OF AVERAGE
..                    UNIT VALUE           (000s)            (000s)            NET ASSETS       TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          8.04                  9    $            74               1.30%               4.1%
12/31/2015                   7.72                 12                 93               1.30%              -1.6%
12/31/2014                   7.84                 16                123               1.30%               3.2%
12/31/2013                   7.60                 29                218               1.30%              12.0%
12/31/2012                   6.79                 49                335               1.30%              10.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016               1.3%
2015               1.6%
2014               1.1%
2013               1.3%
2012               1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

              AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
         FIDELITY VIP FREEDOM 2015 PORTFOLIO INITIAL CLASS - 922174586

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                        INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE        INVESTMENTS          SHARES
                                                       --------------    --------------    --------------
Investments                                            $      366,261    $      325,930            29,559
                                                                         ==============    ==============
Receivables: investments sold                                       0
Payables: investments purchased                                    (7)
                                                       --------------
Net assets                                             $      366,254
                                                       ==============

                                                                             UNITS          ACCUMULATION
                                                         NET ASSETS       OUTSTANDING        UNIT VALUE
                                                       --------------    --------------    --------------
Band A                                                 $      148,847            15,462    $         9.63
Band B                                                        217,407            26,264              8.28
                                                       --------------    --------------
Total                                                  $      366,254            41,726
                                                       ==============    ==============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        5,553
Mortality & expense charges and administrative fees (Band B)                                       (2,862)
                                                                                           --------------
Net investment income (loss)                                                                        2,691
                                                                                           --------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            5,858
Realized gain distributions                                                                        11,358
Net change in unrealized appreciation (depreciation)                                               (1,300)
                                                                                           --------------
Net gain (loss)                                                                                    15,916
                                                                                           --------------

Increase (decrease) in net assets from operations                                          $       18,607
                                                                                           ==============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                  PERIOD ENDED           PERIOD ENDED
                                                               DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               -------------------    -------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             2,691    $             3,915
Net realized gain (loss)                                                     5,858                 32,940
Realized gain distributions                                                 11,358                  2,436
Net change in unrealized appreciation (depreciation)                        (1,300)               (40,175)
                                                               -------------------    -------------------
Increase (decrease) in net assets from operations                           18,607                   (884)
                                                               -------------------    -------------------

Contract owner transactions:
Proceeds from units sold                                                     6,172                 35,024
Cost of units redeemed                                                     (68,828)              (160,493)
Account charges                                                             (3,579)                (4,140)
                                                               -------------------    -------------------
Increase (decrease)                                                        (66,235)              (129,609)
                                                               -------------------    -------------------
Net increase (decrease)                                                    (47,628)              (130,493)
Net assets, beginning                                                      413,882                544,375
                                                               -------------------    -------------------
Net assets, ending                                             $           366,254    $           413,882
                                                               ===================    ===================

Units sold                                                                     669                  4,143
Units redeemed                                                              (8,194)               (19,848)
                                                               -------------------    -------------------
Net increase (decrease)                                                     (7,525)               (15,705)
Units outstanding, beginning                                                49,251                 64,956
                                                               -------------------    -------------------
Units outstanding, ending                                                   41,726                 49,251
                                                               ===================    ===================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         1,274,592
Cost of units redeemed                                                                         (1,140,965)
Account charges                                                                                   (36,268)
Net investment income (loss)                                                                       62,199
Net realized gain (loss)                                                                           95,444
Realized gain distributions                                                                        70,921
Net change in unrealized appreciation (depreciation)                                               40,331
                                                                                      -------------------
Net assets                                                                            $           366,254
                                                                                      ===================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                            BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                              EXPENSE AS A
                    ACCUMULATION       OUTSTANDING        NET ASSETS         % OF AVERAGE
                     UNIT VALUE           (000s)            (000s)            NET ASSETS       TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          9.63                 15    $           149                N/A                5.9%
12/31/2015                   9.09                 20                186                N/A               -0.3%
12/31/2014                   9.12                 20                184                N/A                4.7%
12/31/2013                   8.71                 20                175                N/A               14.4%
12/31/2012                   7.61                 25                192                N/A               12.2%

                                                            BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                              EXPENSE AS A
                    ACCUMULATION       OUTSTANDING        NET ASSETS         % OF AVERAGE
                     UNIT VALUE           (000s)            (000s)            NET ASSETS       TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          8.28                 26    $           217               1.30%               4.6%
12/31/2015                   7.92                 29                228               1.30%              -1.6%
12/31/2014                   8.05                 45                360               1.30%               3.3%
12/31/2013                   7.79                 45                354               1.30%              12.9%
12/31/2012                   6.90                 54                375               1.30%              10.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016               1.4%
2015               1.6%
2014               1.7%
2013               1.7%
2012               1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

              AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
         FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS - 922174552

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                        INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE        INVESTMENTS          SHARES
                                                       --------------    --------------    --------------
Investments                                            $      863,307    $      771,854            68,730
                                                                         ==============    ==============
Receivables: investments sold                                       0
Payables: investments purchased                                   (49)
                                                       --------------
Net assets                                             $      863,258
                                                       ==============

                                                                             UNITS          ACCUMULATION
                                                         NET ASSETS       OUTSTANDING        UNIT VALUE
                                                       --------------    --------------    --------------
Band A                                                 $      254,758            26,239    $         9.71
Band B                                                        608,500            72,886              8.35
                                                       --------------    --------------
Total                                                  $      863,258            99,125
                                                       ==============    ==============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       13,043
Mortality & expense charges and administrative fees (Band B)                                       (8,324)
                                                                                           --------------
Net investment income (loss)                                                                        4,719
                                                                                           --------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           29,859
Realized gain distributions                                                                        33,502
Net change in unrealized appreciation (depreciation)                                              (35,508)
                                                                                           --------------
Net gain (loss)                                                                                    27,853
                                                                                           --------------

Increase (decrease) in net assets from operations                                          $       32,572
                                                                                           ==============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                  PERIOD ENDED           PERIOD ENDED
                                                               DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               -------------------    -------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             4,719    $             9,242
Net realized gain (loss)                                                    29,859                 22,910
Realized gain distributions                                                 33,502                  4,904
Net change in unrealized appreciation (depreciation)                       (35,508)               (51,293)
                                                               -------------------    -------------------
Increase (decrease) in net assets from operations                           32,572                (14,237)
                                                               -------------------    -------------------

Contract owner transactions:
Proceeds from units sold                                                   100,814                 84,126
Cost of units redeemed                                                    (378,669)              (106,628)
Account charges                                                             (6,236)                (5,994)
                                                               -------------------    -------------------
Increase (decrease)                                                       (284,091)               (28,496)
                                                               -------------------    -------------------
Net increase (decrease)                                                   (251,519)               (42,733)
Net assets, beginning                                                    1,114,777              1,157,510
                                                               -------------------    -------------------
Net assets, ending                                             $           863,258    $         1,114,777
                                                               ===================    ===================

Units sold                                                                  12,078                 10,257
Units redeemed                                                             (49,400)               (13,772)
                                                               -------------------    -------------------
Net increase (decrease)                                                    (37,322)                (3,515)
Units outstanding, beginning                                               136,447                139,962
                                                               -------------------    -------------------
Units outstanding, ending                                                   99,125                136,447
                                                               ===================    ===================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         2,813,265
Cost of units redeemed                                                                         (2,086,482)
Account charges                                                                                   (36,660)
Net investment income (loss)                                                                       89,503
Net realized gain (loss)                                                                         (157,803)
Realized gain distributions                                                                       149,982
Net change in unrealized appreciation (depreciation)                                               91,453
                                                                                      -------------------
Net assets                                                                            $           863,258
                                                                                      ===================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                            BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                              EXPENSE AS A
                    ACCUMULATION       OUTSTANDING        NET ASSETS         % OF AVERAGE
                     UNIT VALUE           (000s)            (000s)            NET ASSETS       TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          9.71                 26    $           255                N/A                6.1%
12/31/2015                   9.15                 23                212                N/A               -0.3%
12/31/2014                   9.17                 23                207                N/A                4.8%
12/31/2013                   8.75                 18                159                N/A               16.0%
12/31/2012                   7.54                 18                139                N/A               13.4%

                                                            BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                              EXPENSE AS A
                    ACCUMULATION       OUTSTANDING        NET ASSETS         % OF AVERAGE
                     UNIT VALUE           (000s)            (000s)            NET ASSETS       TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          8.35                 73    $           609               1.30%               4.8%
12/31/2015                   7.97                113                903               1.30%              -1.6%
12/31/2014                   8.10                117                950               1.30%               3.5%
12/31/2013                   7.82                122                958               1.30%              14.5%
12/31/2012                   6.83                100                682               1.30%              11.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016               1.3%
2015               1.9%
2014               1.7%
2013               2.0%
2012               1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

              AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
         FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS - 922174529

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                        INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE        INVESTMENTS          SHARES
                                                       --------------    --------------    --------------
Investments                                            $      606,305    $      542,072            46,817
                                                                         ==============    ==============
Receivables: investments sold                                       0
Payables: investments purchased                                   (16)
                                                       --------------
Net assets                                             $      606,289
                                                       ==============

                                                                             UNITS          ACCUMULATION
                                                         NET ASSETS       OUTSTANDING        UNIT VALUE
                                                       --------------    --------------    --------------
Band A                                                 $      151,140            14,780    $        10.23
Band B                                                        455,149            51,763              8.79
                                                       --------------    --------------
Total                                                  $      606,289            66,543
                                                       ==============    ==============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        9,031
Mortality & expense charges and administrative fees (Band B)                                       (5,708)
                                                                                           --------------
Net investment income (loss)                                                                        3,323
                                                                                           --------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            9,312
Realized gain distributions                                                                        20,008
Net change in unrealized appreciation (depreciation)                                               (3,114)
                                                                                           --------------
Net gain (loss)                                                                                    26,206
                                                                                           --------------

Increase (decrease) in net assets from operations                                          $       29,529
                                                                                           ==============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                  PERIOD ENDED           PERIOD ENDED
                                                               DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               -------------------    -------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             3,323    $             5,178
Net realized gain (loss)                                                     9,312                 29,291
Realized gain distributions                                                 20,008                  3,809
Net change in unrealized appreciation (depreciation)                        (3,114)               (44,640)
                                                               -------------------    -------------------
Increase (decrease) in net assets from operations                           29,529                 (6,362)
                                                               -------------------    -------------------

Contract owner transactions:
Proceeds from units sold                                                    29,009                 18,931
Cost of units redeemed                                                     (94,225)              (171,794)
Account charges                                                             (3,126)                (3,502)
                                                               -------------------    -------------------
Increase (decrease)                                                        (68,342)              (156,365)
                                                               -------------------    -------------------
Net increase (decrease)                                                    (38,813)              (162,727)
Net assets, beginning                                                      645,102                807,829
                                                               -------------------    -------------------
Net assets, ending                                             $           606,289    $           645,102
                                                               ===================    ===================

Units sold                                                                   3,313                  2,294
Units redeemed                                                             (11,099)               (20,465)
                                                               -------------------    -------------------
Net increase (decrease)                                                     (7,786)               (18,171)
Units outstanding, beginning                                                74,329                 92,500
                                                               -------------------    -------------------
Units outstanding, ending                                                   66,543                 74,329
                                                               ===================    ===================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         1,372,965
Cost of units redeemed                                                                         (1,073,785)
Account charges                                                                                   (32,592)
Net investment income (loss)                                                                       61,090
Net realized gain (loss)                                                                          105,742
Realized gain distributions                                                                       108,636
Net change in unrealized appreciation (depreciation)                                               64,233
                                                                                      -------------------
Net assets                                                                            $           606,289
                                                                                      ===================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                            BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                              EXPENSE AS A
                    ACCUMULATION       OUTSTANDING        NET ASSETS         % OF AVERAGE
                     UNIT VALUE           (000s)            (000s)            NET ASSETS       TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $         10.23                 15    $           151                N/A                6.2%
12/31/2015                   9.63                 17                167                N/A               -0.2%
12/31/2014                   9.65                 18                172                N/A                5.1%
12/31/2013                   9.18                 19                177                N/A               20.0%
12/31/2012                   7.66                 22                167                N/A               15.1%

                                                            BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                              EXPENSE AS A
                    ACCUMULATION       OUTSTANDING        NET ASSETS         % OF AVERAGE
                     UNIT VALUE           (000s)            (000s)            NET ASSETS       TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          8.79                 52    $           455               1.30%               4.8%
12/31/2015                   8.39                 57                478               1.30%              -1.5%
12/31/2014                   8.51                 75                636               1.30%               3.7%
12/31/2013                   8.21                 78                642               1.30%              18.4%
12/31/2012                   6.93                 88                613               1.30%              13.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016               1.4%
2015               1.7%
2014               1.6%
2013               1.8%
2012               2.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

              AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
         FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS - 922174487

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                        INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE        INVESTMENTS          SHARES
                                                       --------------    --------------    --------------
Investments                                            $    1,151,391    $    1,040,231            90,307
                                                                         ==============    ==============
Receivables: investments sold                                      27
Payables: investments purchased                                     0
                                                       --------------
Net assets                                             $    1,151,418
                                                       ==============

                                                                             UNITS          ACCUMULATION
                                                         NET ASSETS       OUTSTANDING        UNIT VALUE
                                                       --------------    --------------    --------------
Band A                                                 $      242,378            23,901    $        10.14
Band B                                                        909,040           104,250              8.72
                                                       --------------    --------------
Total                                                  $    1,151,418           128,151
                                                       ==============    ==============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       16,451
Mortality & expense charges and administrative fees (Band B)                                      (10,334)
                                                                                           --------------
Net investment income (loss)                                                                        6,117
                                                                                           --------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            7,331
Realized gain distributions                                                                        36,922
Net change in unrealized appreciation (depreciation)                                                7,008
                                                                                           --------------
Net gain (loss)                                                                                    51,261
                                                                                           --------------

Increase (decrease) in net assets from operations                                          $       57,378
                                                                                           ==============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                  PERIOD ENDED           PERIOD ENDED
                                                               DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               -------------------    -------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             6,117    $             6,721
Net realized gain (loss)                                                     7,331                 33,027
Realized gain distributions                                                 36,922                  5,019
Net change in unrealized appreciation (depreciation)                         7,008                (53,252)
                                                               -------------------    -------------------
Increase (decrease) in net assets from operations                           57,378                 (8,485)
                                                               -------------------    -------------------

Contract owner transactions:
Proceeds from units sold                                                   237,791                 55,087
Cost of units redeemed                                                     (52,022)              (135,221)
Account charges                                                             (5,375)                (5,391)
                                                               -------------------    -------------------
Increase (decrease)                                                        180,394                (85,525)
                                                               -------------------    -------------------
Net increase (decrease)                                                    237,772                (94,010)
Net assets, beginning                                                      913,646              1,007,656
                                                               -------------------    -------------------
Net assets, ending                                             $         1,151,418    $           913,646
                                                               ===================    ===================

Units sold                                                                  27,127                  6,769
Units redeemed                                                              (6,034)               (16,372)
                                                               -------------------    -------------------
Net increase (decrease)                                                     21,093                 (9,603)
Units outstanding, beginning                                               107,058                116,661
                                                               -------------------    -------------------
Units outstanding, ending                                                  128,151                107,058
                                                               ===================    ===================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         1,907,816
Cost of units redeemed                                                                         (1,068,496)
Account charges                                                                                   (40,319)
Net investment income (loss)                                                                       66,027
Net realized gain (loss)                                                                           55,106
Realized gain distributions                                                                       120,124
Net change in unrealized appreciation (depreciation)                                              111,160
                                                                                      -------------------
Net assets                                                                            $         1,151,418
                                                                                      ===================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                            BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                              EXPENSE AS A
                    ACCUMULATION       OUTSTANDING        NET ASSETS         % OF AVERAGE
                     UNIT VALUE           (000s)            (000s)            NET ASSETS       TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $         10.14                 24    $           242                N/A                6.6%
12/31/2015                   9.51                 22                206                N/A               -0.2%
12/31/2014                   9.53                 23                221                N/A                5.0%
12/31/2013                   9.08                 21                194                N/A               21.7%
12/31/2012                   7.47                 32                241                N/A               15.6%

                                                            BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                              EXPENSE AS A
                    ACCUMULATION       OUTSTANDING        NET ASSETS         % OF AVERAGE
                     UNIT VALUE           (000s)            (000s)            NET ASSETS       TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          8.72                104    $           909               1.30%               5.2%
12/31/2015                   8.29                 85                708               1.30%              -1.5%
12/31/2014                   8.41                 93                786               1.30%               3.6%
12/31/2013                   8.12                 90                732               1.30%              20.1%
12/31/2012                   6.76                 89                602               1.30%              14.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016               1.6%
2015               1.7%
2014               1.6%
2013               1.7%
2012               2.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

              AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
        FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS - 922174685

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                        INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE        INVESTMENTS          SHARES
                                                       --------------    --------------    --------------
Investments                                            $       59,737    $       57,084             5,442
                                                                         ==============    ==============
Receivables: investments sold                                      24
Payables: investments purchased                                     0
                                                       --------------
Net assets                                             $       59,761
                                                       ==============

                                                                             UNITS          ACCUMULATION
                                                         NET ASSETS       OUTSTANDING        UNIT VALUE
                                                       --------------    --------------    --------------
Band A                                                 $       19,501             2,422    $         8.05
Band B                                                         40,260             5,815              6.92
                                                       --------------    --------------
Total                                                  $       59,761             8,237
                                                       ==============    ==============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $          878
Mortality & expense charges and administrative fees (Band B)                                         (631)
                                                                                           --------------
Net investment income (loss)                                                                          247
                                                                                           --------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              769
Realized gain distributions                                                                           848
Net change in unrealized appreciation (depreciation)                                                   63
                                                                                           --------------
Net gain (loss)                                                                                     1,680
                                                                                           --------------

Increase (decrease) in net assets from operations                                          $        1,927
                                                                                           ==============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                  PERIOD ENDED           PERIOD ENDED
                                                               DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               -------------------    -------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               247    $               601
Net realized gain (loss)                                                       769                  5,323
Realized gain distributions                                                    848                    139
Net change in unrealized appreciation (depreciation)                            63                 (6,145)
                                                               -------------------    -------------------
Increase (decrease) in net assets from operations                            1,927                    (82)
                                                               -------------------    -------------------

Contract owner transactions:
Proceeds from units sold                                                       305                    739
Cost of units redeemed                                                     (35,424)               (78,088)
Account charges                                                               (481)                  (722)
                                                               -------------------    -------------------
Increase (decrease)                                                        (35,600)               (78,071)
                                                               -------------------    -------------------
Net increase (decrease)                                                    (33,673)               (78,153)
Net assets, beginning                                                       93,434                171,587
                                                               -------------------    -------------------
Net assets, ending                                             $            59,761    $            93,434
                                                               ===================    ===================

Units sold                                                                      41                    102
Units redeemed                                                              (5,143)               (11,039)
                                                               -------------------    -------------------
Net increase (decrease)                                                     (5,102)               (10,937)
Units outstanding, beginning                                                13,339                 24,276
                                                               -------------------    -------------------
Units outstanding, ending                                                    8,237                 13,339
                                                               ===================    ===================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         2,972,985
Cost of units redeemed                                                                         (2,989,897)
Account charges                                                                                   (41,826)
Net investment income (loss)                                                                       94,296
Net realized gain (loss)                                                                          (55,948)
Realized gain distributions                                                                        77,498
Net change in unrealized appreciation (depreciation)                                                2,653
                                                                                      -------------------
Net assets                                                                            $            59,761
                                                                                      ===================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                            BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                              EXPENSE AS A
                    ACCUMULATION       OUTSTANDING        NET ASSETS         % OF AVERAGE
                     UNIT VALUE           (000s)            (000s)            NET ASSETS       TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          8.05                  2    $            20                N/A                4.5%
12/31/2015                   7.70                  4                 30                N/A               -0.3%
12/31/2014                   7.73                  7                 51                N/A                3.8%
12/31/2013                   7.45                  9                 63                N/A                5.5%
12/31/2012                   7.06                 10                 72                N/A                6.5%

                                                            BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                              EXPENSE AS A
                    ACCUMULATION       OUTSTANDING        NET ASSETS         % OF AVERAGE
                     UNIT VALUE           (000s)            (000s)            NET ASSETS       TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          6.92                  6    $            40               1.30%               3.2%
12/31/2015                   6.71                  9                 63               1.30%              -1.6%
12/31/2014                   6.82                 18                121               1.30%               2.4%
12/31/2013                   6.66                 19                128               1.30%               4.2%
12/31/2012                   6.39                 58                369               1.30%               5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016               1.1%
2015               1.3%
2014               1.4%
2013               0.9%
2012               1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

              AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
            FIDELITY VIP GROWTH PORTFOLIO INITIAL CLASS - 922174404

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                        INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE        INVESTMENTS          SHARES
                                                       --------------    --------------    --------------
Investments                                            $    4,975,172    $    3,270,466            83,880
                                                                         ==============    ==============
Receivables: investments sold                                       0
Payables: investments purchased                                  (170)
                                                       --------------
Net assets                                             $    4,975,002
                                                       ==============

                                                                             UNITS          ACCUMULATION
                                                         NET ASSETS       OUTSTANDING        UNIT VALUE
                                                       --------------    --------------    --------------
Band A                                                 $    2,399,536           237,438    $        10.11
Band B                                                      2,575,466           197,709             13.03
                                                       --------------    --------------
Total                                                  $    4,975,002           435,147
                                                       ==============    ==============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        1,934
Mortality & expense charges and administrative fees (Band B)                                      (33,521)
                                                                                           --------------
Net investment income (loss)                                                                      (31,587)
                                                                                           --------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          307,131
Realized gain distributions                                                                       516,116
Net change in unrealized appreciation (depreciation)                                             (808,194)
                                                                                           --------------
Net gain (loss)                                                                                    15,053
                                                                                           --------------

Increase (decrease) in net assets from operations                                          $      (16,534)
                                                                                           ==============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                  PERIOD ENDED           PERIOD ENDED
                                                               DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               -------------------    -------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (31,587)   $           (21,821)
Net realized gain (loss)                                                   307,131                489,843
Realized gain distributions                                                516,116                186,811
Net change in unrealized appreciation (depreciation)                      (808,194)              (279,467)
                                                               -------------------    -------------------
Increase (decrease) in net assets from operations                          (16,534)               375,366
                                                               -------------------    -------------------

Contract owner transactions:
Proceeds from units sold                                                   164,200                210,559
Cost of units redeemed                                                    (785,361)              (967,936)
Account charges                                                            (44,230)               (50,935)
                                                               -------------------    -------------------
Increase (decrease)                                                       (665,391)              (808,312)
                                                               -------------------    -------------------
Net increase (decrease)                                                   (681,925)              (432,946)
Net assets, beginning                                                    5,656,927              6,089,873
                                                               -------------------    -------------------
Net assets, ending                                             $         4,975,002    $         5,656,927
                                                               ===================    ===================

Units sold                                                                  25,813                 21,990
Units redeemed                                                             (91,775)               (91,663)
                                                               -------------------    -------------------
Net increase (decrease)                                                    (65,962)               (69,673)
Units outstanding, beginning                                               501,109                570,782
                                                               -------------------    -------------------
Units outstanding, ending                                                  435,147                501,109
                                                               ===================    ===================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        44,988,104
Cost of units redeemed                                                                        (40,629,170)
Account charges                                                                                (1,722,581)
Net investment income (loss)                                                                      993,676
Net realized gain (loss)                                                                       (1,126,601)
Realized gain distributions                                                                       766,868
Net change in unrealized appreciation (depreciation)                                            1,704,706
                                                                                      -------------------
Net assets                                                                            $         4,975,002
                                                                                      ===================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                            BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                              EXPENSE AS A
                    ACCUMULATION       OUTSTANDING        NET ASSETS         % OF AVERAGE
                     UNIT VALUE           (000s)            (000s)            NET ASSETS       TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $         10.11                237    $         2,400                N/A                0.8%
12/31/2015                  10.03                295              2,954                N/A                7.2%
12/31/2014                   9.35                322              3,015                N/A               11.3%
12/31/2013                   8.40                332              2,792                N/A               36.3%
12/31/2012                   6.16                448              2,760                N/A               14.7%

                                                            BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                              EXPENSE AS A
                    ACCUMULATION       OUTSTANDING        NET ASSETS         % OF AVERAGE
                     UNIT VALUE           (000s)            (000s)            NET ASSETS       TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $         13.03                198    $         2,575               1.30%              -0.5%
12/31/2015                  13.09                206              2,703               1.30%               5.8%
12/31/2014                  12.38                248              3,075               1.30%               9.9%
12/31/2013                  11.26                268              3,024               1.30%              34.6%
12/31/2012                   8.37                337              2,824               1.30%              13.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016               0.0%
2015               0.3%
2014               0.2%
2013               0.3%
2012               0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

              AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
          FIDELITY VIP HIGH INCOME PORTFOLIO INITIAL CLASS - 922174206

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                        INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE        INVESTMENTS          SHARES
                                                       --------------    --------------    --------------
Investments                                            $    2,944,385    $    3,100,714           547,261
                                                                         ==============    ==============
Receivables: investments sold                                       0
Payables: investments purchased                                  (117)
                                                       --------------
Net assets                                             $    2,944,268
                                                       ==============

                                                                             UNITS          ACCUMULATION
                                                         NET ASSETS       OUTSTANDING        UNIT VALUE
                                                       --------------    --------------    --------------
Band A                                                 $      894,915            91,108    $         9.82
Band B                                                      2,049,353           173,623             11.80
                                                       --------------    --------------
Total                                                  $    2,944,268           264,731
                                                       ==============    ==============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      149,956
Mortality & expense charges and administrative fees (Band B)                                      (26,421)
                                                                                           --------------
Net investment income (loss)                                                                      123,535
                                                                                           --------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (78,804)
Realized gain distributions                                                                             0
Net change in unrealized appreciation (depreciation)                                              320,309
                                                                                           --------------
Net gain (loss)                                                                                   241,505
                                                                                           --------------

Increase (decrease) in net assets from operations                                          $      365,040
                                                                                           ==============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                  PERIOD ENDED           PERIOD ENDED
                                                               DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               -------------------    -------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           123,535    $           183,756
Net realized gain (loss)                                                   (78,804)               (29,764)
Realized gain distributions                                                      0                      0
Net change in unrealized appreciation (depreciation)                       320,309               (285,809)
                                                               -------------------    -------------------
Increase (decrease) in net assets from operations                          365,040               (131,817)
                                                               -------------------    -------------------

Contract owner transactions:
Proceeds from units sold                                                   180,830                259,717
Cost of units redeemed                                                    (644,754)              (942,716)
Account charges                                                            (22,490)               (27,661)
                                                               -------------------    -------------------
Increase (decrease)                                                       (486,414)              (710,660)
                                                               -------------------    -------------------
Net increase (decrease)                                                   (121,374)              (842,477)
Net assets, beginning                                                    3,065,642              3,908,119
                                                               -------------------    -------------------
Net assets, ending                                             $         2,944,268    $         3,065,642
                                                               ===================    ===================

Units sold                                                                  21,313                 27,973
Units redeemed                                                             (69,621)               (97,043)
                                                               -------------------    -------------------
Net increase (decrease)                                                    (48,308)               (69,070)
Units outstanding, beginning                                               313,039                382,109
                                                               -------------------    -------------------
Units outstanding, ending                                                  264,731                313,039
                                                               ===================    ===================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        38,377,888
Cost of units redeemed                                                                        (39,088,679)
Account charges                                                                                  (737,082)
Net investment income (loss)                                                                    5,414,725
Net realized gain (loss)                                                                         (866,255)
Realized gain distributions                                                                             0
Net change in unrealized appreciation (depreciation)                                             (156,329)
                                                                                      -------------------
Net assets                                                                            $         2,944,268
                                                                                      ===================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                            BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                              EXPENSE AS A
                    ACCUMULATION       OUTSTANDING        NET ASSETS         % OF AVERAGE
                     UNIT VALUE           (000s)            (000s)            NET ASSETS       TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          9.82                 91    $           895                N/A               14.6%
12/31/2015                   8.57                108                922                N/A               -3.6%
12/31/2014                   8.89                136              1,212                N/A                1.2%
12/31/2013                   8.79                167              1,464                N/A                5.9%
12/31/2012                   8.30                232              1,926                N/A               14.2%

                                                            BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                              EXPENSE AS A
                    ACCUMULATION       OUTSTANDING        NET ASSETS         % OF AVERAGE
                     UNIT VALUE           (000s)            (000s)            NET ASSETS       TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $         11.80                174    $         2,049               1.30%              13.1%
12/31/2015                  10.43                205              2,144               1.30%              -4.9%
12/31/2014                  10.97                246              2,696               1.30%              -0.2%
12/31/2013                  10.98                270              2,970               1.30%               4.6%
12/31/2012                  10.50                356              3,742               1.30%              12.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016               5.0%
2015               6.2%
2014               5.5%
2013               5.1%
2012               6.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

              AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
           FIDELITY VIP INDEX 500 PORTFOLIO INITIAL CLASS - 922175302

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                        INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE        INVESTMENTS          SHARES
                                                       --------------    --------------    --------------
Investments                                            $   14,616,816    $   10,417,769            64,188
                                                                         ==============    ==============
Receivables: investments sold                                       0
Payables: investments purchased                               (17,094)
                                                       --------------
Net assets                                             $   14,599,722
                                                       ==============

                                                                             UNITS          ACCUMULATION
                                                         NET ASSETS       OUTSTANDING        UNIT VALUE
                                                       --------------    --------------    --------------
Band A                                                 $    5,402,504           468,849    $        11.52
Band B                                                      9,197,218           656,768             14.00
                                                       --------------    --------------
Total                                                  $   14,599,722         1,125,617
                                                       ==============    ==============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      206,555
Mortality & expense charges and administrative fees (Band B)                                     (103,306)
                                                                                           --------------
Net investment income (loss)                                                                      103,249
                                                                                           --------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          657,055
Realized gain distributions                                                                        13,123
Net change in unrealized appreciation (depreciation)                                              605,283
                                                                                           --------------
Net gain (loss)                                                                                 1,275,461
                                                                                           --------------

Increase (decrease) in net assets from operations                                          $    1,378,710
                                                                                           ==============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                  PERIOD ENDED           PERIOD ENDED
                                                               DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               -------------------    -------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           103,249    $           162,630
Net realized gain (loss)                                                   657,055                995,892
Realized gain distributions                                                 13,123                  9,429
Net change in unrealized appreciation (depreciation)                       605,283             (1,071,133)
                                                               -------------------    -------------------
Increase (decrease) in net assets from operations                        1,378,710                 96,818
                                                               -------------------    -------------------

Contract owner transactions:
Proceeds from units sold                                                 2,485,675                767,558
Cost of units redeemed                                                  (2,130,402)            (2,869,847)
Account charges                                                            (77,152)              (104,555)
                                                               -------------------    -------------------
Increase (decrease)                                                        278,121             (2,206,844)
                                                               -------------------    -------------------
Net increase (decrease)                                                  1,656,831             (2,110,026)
Net assets, beginning                                                   12,942,891             15,052,917
                                                               -------------------    -------------------
Net assets, ending                                             $        14,599,722    $        12,942,891
                                                               ===================    ===================

Units sold                                                                 223,562                 68,016
Units redeemed                                                            (217,903)              (254,176)
                                                               -------------------    -------------------
Net increase (decrease)                                                      5,659               (186,160)
Units outstanding, beginning                                             1,119,958              1,306,118
                                                               -------------------    -------------------
Units outstanding, ending                                                1,125,617              1,119,958
                                                               ===================    ===================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $       169,982,610
Cost of units redeemed                                                                       (177,767,407)
Account charges                                                                                (5,882,966)
Net investment income (loss)                                                                    6,448,708
Net realized gain (loss)                                                                       12,611,659
Realized gain distributions                                                                     5,008,071
Net change in unrealized appreciation (depreciation)                                            4,199,047
                                                                                      -------------------
Net assets                                                                            $        14,599,722
                                                                                      ===================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                            BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                              EXPENSE AS A
                    ACCUMULATION       OUTSTANDING        NET ASSETS         % OF AVERAGE
                     UNIT VALUE           (000s)            (000s)            NET ASSETS       TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $         11.52                469    $         5,403                N/A               11.9%
12/31/2015                  10.30                530              5,455                N/A                1.3%
12/31/2014                  10.17                600              6,097                N/A               13.6%
12/31/2013                   8.95                768              6,876                N/A               32.2%
12/31/2012                   6.77                917              6,206                N/A               15.9%

                                                            BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                              EXPENSE AS A
                    ACCUMULATION       OUTSTANDING        NET ASSETS         % OF AVERAGE
                     UNIT VALUE           (000s)            (000s)            NET ASSETS       TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $         14.00                657    $         9,197               1.30%              10.4%
12/31/2015                  12.68                590              7,488               1.30%               0.0%
12/31/2014                  12.68                706              8,956               1.30%              12.1%
12/31/2013                  11.31              3,394             38,392               1.30%              30.5%
12/31/2012                   8.66              3,971             34,407               1.30%              14.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016               1.5%
2015               1.9%
2014               0.8%
2013               1.8%
2012               2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

              AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
           FIDELITY VIP OVERSEAS PORTFOLIO INITIAL CLASS - 922174503

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                        INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE        INVESTMENTS          SHARES
                                                       --------------    --------------    --------------
Investments                                            $    2,168,625    $    1,902,574           121,759
                                                                         ==============    ==============
Receivables: investments sold                                       0
Payables: investments purchased                                   (75)
                                                       --------------
Net assets                                             $    2,168,550
                                                       ==============

                                                                             UNITS          ACCUMULATION
                                                         NET ASSETS       OUTSTANDING        UNIT VALUE
                                                       --------------    --------------    --------------
Band A                                                 $      733,305            85,164    $         8.61
Band B                                                      1,435,245           135,075             10.63
                                                       --------------    --------------
Total                                                  $    2,168,550           220,239
                                                       ==============    ==============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       32,426
Mortality & expense charges and administrative fees (Band B)                                      (20,694)
                                                                                           --------------
Net investment income (loss)                                                                       11,732
                                                                                           --------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           89,728
Realized gain distributions                                                                         3,842
Net change in unrealized appreciation (depreciation)                                             (270,580)
                                                                                           --------------
Net gain (loss)                                                                                  (177,010)
                                                                                           --------------

Increase (decrease) in net assets from operations                                          $     (165,278)
                                                                                           ==============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                  PERIOD ENDED           PERIOD ENDED
                                                               DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               -------------------    -------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            11,732    $            13,168
Net realized gain (loss)                                                    89,728                142,537
Realized gain distributions                                                  3,842                  2,882
Net change in unrealized appreciation (depreciation)                      (270,580)               (76,397)
                                                               -------------------    -------------------
Increase (decrease) in net assets from operations                         (165,278)                82,190
                                                               -------------------    -------------------

Contract owner transactions:
Proceeds from units sold                                                    84,633                319,271
Cost of units redeemed                                                    (532,861)              (540,495)
Account charges                                                            (12,497)               (16,249)
                                                               -------------------    -------------------
Increase (decrease)                                                       (460,725)              (237,473)
                                                               -------------------    -------------------
Net increase (decrease)                                                   (626,003)              (155,283)
Net assets, beginning                                                    2,794,553              2,949,836
                                                               -------------------    -------------------
Net assets, ending                                             $         2,168,550    $         2,794,553
                                                               ===================    ===================

Units sold                                                                   8,841                 28,962
Units redeemed                                                             (54,438)               (51,661)
                                                               -------------------    -------------------
Net increase (decrease)                                                    (45,597)               (22,699)
Units outstanding, beginning                                               265,836                288,535
                                                               -------------------    -------------------
Units outstanding, ending                                                  220,239                265,836
                                                               ===================    ===================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $       333,531,600
Cost of units redeemed                                                                       (333,762,474)
Account charges                                                                                (1,549,459)
Net investment income (loss)                                                                    1,320,707
Net realized gain (loss)                                                                       (5,134,136)
Realized gain distributions                                                                     7,496,261
Net change in unrealized appreciation (depreciation)                                              266,051
                                                                                      -------------------
Net assets                                                                            $         2,168,550
                                                                                      ===================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                            BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                              EXPENSE AS A
                    ACCUMULATION       OUTSTANDING        NET ASSETS         % OF AVERAGE
                     UNIT VALUE           (000s)            (000s)            NET ASSETS       TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          8.61                 85    $           733                N/A               -5.1%
12/31/2015                   9.07                 97                878                N/A                3.6%
12/31/2014                   8.75                107                933                N/A               -8.1%
12/31/2013                   9.52                116              1,108                N/A               30.4%
12/31/2012                   7.30                155              1,131                N/A               20.7%

                                                            BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                              EXPENSE AS A
                    ACCUMULATION       OUTSTANDING        NET ASSETS         % OF AVERAGE
                     UNIT VALUE           (000s)            (000s)            NET ASSETS       TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $         10.63                135    $         1,435               1.30%              -6.3%
12/31/2015                  11.34                169              1,917               1.30%               2.3%
12/31/2014                  11.08                182              2,017               1.30%              -9.3%
12/31/2013                  12.22                202              2,468               1.30%              28.8%
12/31/2012                   9.49                237              2,248               1.30%              19.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016               1.3%
2015               1.4%
2014               1.3%
2013               1.3%
2012               1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

              AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
           FIDELITY VIP MID CAP PORTFOLIO SERVICE 2 CLASS - 922176805

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                        INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE        INVESTMENTS          SHARES
                                                       --------------    --------------    --------------
Investments                                            $      484,488    $      492,236            14,666
                                                                         ==============    ==============
Receivables: investments sold                                       0
Payables: investments purchased                                   (61)
                                                       --------------
Net assets                                             $      484,427
                                                       ==============

                                                                             UNITS          ACCUMULATION
                                                         NET ASSETS       OUTSTANDING        UNIT VALUE
                                                       --------------    --------------    --------------
Band A                                                 $       42,906             3,170    $        13.54
Band B                                                        441,521            36,038             12.25
                                                       --------------    --------------
Total                                                  $      484,427            39,208
                                                       ==============    ==============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        1,452
Mortality & expense charges and administrative fees (Band B)                                       (5,200)
                                                                                           --------------
Net investment income (loss)                                                                       (3,748)
                                                                                           --------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (22,984)
Realized gain distributions                                                                        28,193
Net change in unrealized appreciation (depreciation)                                               33,788
                                                                                           --------------
Net gain (loss)                                                                                    38,997
                                                                                           --------------

Increase (decrease) in net assets from operations                                          $       35,249
                                                                                           ==============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                  PERIOD ENDED           PERIOD ENDED
                                                               DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               -------------------    -------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (3,748)   $            (5,835)
Net realized gain (loss)                                                   (22,984)                 2,547
Realized gain distributions                                                 28,193                 82,470
Net change in unrealized appreciation (depreciation)                        33,788                (88,765)
                                                               -------------------    -------------------
Increase (decrease) in net assets from operations                           35,249                 (9,583)
                                                               -------------------    -------------------

Contract owner transactions:
Proceeds from units sold                                                    34,402                153,763
Cost of units redeemed                                                    (128,906)              (285,289)
Account charges                                                             (1,849)                (2,651)
                                                               -------------------    -------------------
Increase (decrease)                                                        (96,353)              (134,177)
                                                               -------------------    -------------------
Net increase (decrease)                                                    (61,104)              (143,760)
Net assets, beginning                                                      545,531                689,291
                                                               -------------------    -------------------
Net assets, ending                                             $           484,427    $           545,531
                                                               ===================    ===================

Units sold                                                                   3,333                 14,477
Units redeemed                                                             (12,943)               (25,677)
                                                               -------------------    -------------------
Net increase (decrease)                                                     (9,610)               (11,200)
Units outstanding, beginning                                                48,818                 60,018
                                                               -------------------    -------------------
Units outstanding, ending                                                   39,208                 48,818
                                                               ===================    ===================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        18,988,479
Cost of units redeemed                                                                        (27,223,531)
Account charges                                                                                  (547,635)
Net investment income (loss)                                                                     (679,685)
Net realized gain (loss)                                                                        7,405,444
Realized gain distributions                                                                     2,549,103
Net change in unrealized appreciation (depreciation)                                               (7,748)
                                                                                      -------------------
Net assets                                                                            $           484,427
                                                                                      ===================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                            BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                             EXPENSE AS A
                   ACCUMULATION        OUTSTANDING        NET ASSETS        % OF AVERAGE
                    UNIT VALUE           (000s)             (000s)           NET ASSETS        TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $         13.54                  3    $            43                N/A               11.9%
12/31/2015                  12.09                  4                 50                N/A               -1.6%
12/31/2014                  12.29                  4                 54                N/A                6.0%
12/31/2013                  11.59                 29                341                N/A               35.9%
12/31/2012                   8.53                 30                254                N/A               14.6%

                                                            BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                             EXPENSE AS A
                   ACCUMULATION        OUTSTANDING        NET ASSETS        % OF AVERAGE
                    UNIT VALUE           (000s)             (000s)           NET ASSETS        TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $         12.25                 36    $           442               1.30%              10.5%
12/31/2015                  11.09                 45                495               1.30%              -2.9%
12/31/2014                  11.42                 56                635               1.30%               4.7%
12/31/2013                  10.91              1,016             11,081               1.30%              34.1%
12/31/2012                   8.14              1,142              9,288               1.30%              13.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016               0.3%
2015               0.2%
2014               0.0%
2013               0.3%
2012               0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

              AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
               TEMPLETON GLOBAL BOND VIP FUND 1 CLASS - 355150707

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                        INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE        INVESTMENTS          SHARES
                                                       --------------    --------------    --------------
Investments                                            $    1,331,333    $    1,485,230            79,005
                                                                         ==============    ==============
Receivables: investments sold                                       0
Payables: investments purchased                                   (90)
                                                       --------------
Net assets                                             $    1,331,243
                                                       ==============

                                                                             UNITS          ACCUMULATION
                                                         NET ASSETS       OUTSTANDING        UNIT VALUE
                                                       --------------    --------------    --------------
Band A                                                 $      112,774            13,840    $         8.15
Band B                                                      1,218,469           167,365              7.28
                                                       --------------    --------------
Total                                                  $    1,331,243           181,205
                                                       ==============    ==============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $            0
Mortality & expense charges and administrative fees (Band B)                                      (16,774)
                                                                                           --------------
Net investment income (loss)                                                                      (16,774)
                                                                                           --------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (107,551)
Realized gain distributions                                                                         1,223
Net change in unrealized appreciation (depreciation)                                              133,204
                                                                                           --------------
Net gain (loss)                                                                                    26,876
                                                                                           --------------

Increase (decrease) in net assets from operations                                          $       10,102
                                                                                           ==============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                  PERIOD ENDED           PERIOD ENDED
                                                               DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               -------------------    -------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (16,774)   $           140,815
Net realized gain (loss)                                                  (107,551)               (54,993)
Realized gain distributions                                                  1,223                 10,350
Net change in unrealized appreciation (depreciation)                       133,204               (207,645)
                                                               -------------------    -------------------
Increase (decrease) in net assets from operations                           10,102               (111,473)
                                                               -------------------    -------------------

Contract owner transactions:
Proceeds from units sold                                                    83,850                 96,356
Cost of units redeemed                                                    (549,144)              (509,802)
Account charges                                                             (4,979)                (8,429)
                                                               -------------------    -------------------
Increase (decrease)                                                       (470,273)              (421,875)
                                                               -------------------    -------------------
Net increase (decrease)                                                   (460,171)              (533,348)
Net assets, beginning                                                    1,791,414              2,324,762
                                                               -------------------    -------------------
Net assets, ending                                             $         1,331,243    $         1,791,414
                                                               ===================    ===================

Units sold                                                                  15,588                 12,796
Units redeemed                                                             (83,034)               (68,346)
                                                               -------------------    -------------------
Net increase (decrease)                                                    (67,446)               (55,550)
Units outstanding, beginning                                               248,651                304,201
                                                               -------------------    -------------------
Units outstanding, ending                                                  181,205                248,651
                                                               ===================    ===================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         5,064,958
Cost of units redeemed                                                                         (4,187,435)
Account charges                                                                                   (78,640)
Net investment income (loss)                                                                      659,317
Net realized gain (loss)                                                                          (39,375)
Realized gain distributions                                                                        66,315
Net change in unrealized appreciation (depreciation)                                             (153,897)
                                                                                      -------------------
Net assets                                                                            $         1,331,243
                                                                                      ===================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                            BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                             EXPENSE AS A
                   ACCUMULATION        OUTSTANDING        NET ASSETS        % OF AVERAGE
                    UNIT VALUE           (000s)             (000s)           NET ASSETS        TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          8.15                 14    $           113                N/A                3.2%
12/31/2015                   7.90                 19                153                N/A               -4.1%
12/31/2014                   8.23                 41                341                N/A                2.1%
12/31/2013                   8.06                 45                363                N/A                1.9%
12/31/2012                   7.91                 51                405                N/A               15.3%

                                                            BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                             EXPENSE AS A
                   ACCUMULATION        OUTSTANDING        NET ASSETS        % OF AVERAGE
                    UNIT VALUE           (000s)             (000s)           NET ASSETS        TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          7.28                167    $         1,218               1.30%               1.9%
12/31/2015                   7.15                229              1,638               1.30%              -5.3%
12/31/2014                   7.55                263              1,984               1.30%               0.8%
12/31/2013                   7.49                292              2,188               1.30%               0.6%
12/31/2012                   7.45                327              2,432               1.30%              13.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016               0.0%
2015               8.0%
2014               5.4%
2013               4.9%
2012               6.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

              AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
        FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND 1 CLASS - 355150236

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                        INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE        INVESTMENTS          SHARES
                                                       --------------    --------------    --------------
Investments                                            $      273,122    $      284,049            38,304
                                                                         ==============    ==============
Receivables: investments sold                                       0
Payables: investments purchased                                    (8)
                                                       --------------
Net assets                                             $      273,114
                                                       ==============

                                                                             UNITS          ACCUMULATION
                                                         NET ASSETS       OUTSTANDING        UNIT VALUE
                                                       --------------    --------------    --------------
Band A                                                 $       29,144             3,854    $         7.56
Band B                                                        243,970            36,110              6.76
                                                       --------------    --------------
Total                                                  $      273,114            39,964
                                                       ==============    ==============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       14,058
Mortality & expense charges and administrative fees (Band B)                                       (3,832)
                                                                                           --------------
Net investment income (loss)                                                                       10,226
                                                                                           --------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (10,216)
Realized gain distributions                                                                        11,093
Net change in unrealized appreciation (depreciation)                                               25,675
                                                                                           --------------
Net gain (loss)                                                                                    26,552
                                                                                           --------------

Increase (decrease) in net assets from operations                                          $       36,778
                                                                                           ==============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                  PERIOD ENDED           PERIOD ENDED
                                                               DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               -------------------    -------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            10,226    $             7,238
Net realized gain (loss)                                                   (10,216)                (1,026)
Realized gain distributions                                                 11,093                    585
Net change in unrealized appreciation (depreciation)                        25,675                (32,516)
                                                               -------------------    -------------------
Increase (decrease) in net assets from operations                           36,778                (25,719)
                                                               -------------------    -------------------

Contract owner transactions:
Proceeds from units sold                                                     3,255                  8,592
Cost of units redeemed                                                     (98,061)               (28,097)
Account charges                                                             (1,707)                (2,087)
                                                               -------------------    -------------------
Increase (decrease)                                                        (96,513)               (21,592)
                                                               -------------------    -------------------
Net increase (decrease)                                                    (59,735)               (47,311)
Net assets, beginning                                                      332,849                380,160
                                                               -------------------    -------------------
Net assets, ending                                             $           273,114    $           332,849
                                                               ===================    ===================

Units sold                                                                     507                  1,310
Units redeemed                                                             (15,316)                (4,719)
                                                               -------------------    -------------------
Net increase (decrease)                                                    (14,809)                (3,409)
Units outstanding, beginning                                                54,773                 58,182
                                                               -------------------    -------------------
Units outstanding, ending                                                   39,964                 54,773
                                                               ===================    ===================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           742,520
Cost of units redeemed                                                                           (586,916)
Account charges                                                                                   (15,173)
Net investment income (loss)                                                                       75,152
Net realized gain (loss)                                                                          (10,841)
Realized gain distributions                                                                        79,299
Net change in unrealized appreciation (depreciation)                                              (10,927)
                                                                                      -------------------
Net assets                                                                            $           273,114
                                                                                      ===================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                            BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                             EXPENSE AS A
                   ACCUMULATION        OUTSTANDING        NET ASSETS        % OF AVERAGE
                    UNIT VALUE           (000s)             (000s)           NET ASSETS        TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          7.56                  4    $            29                N/A               13.4%
12/31/2015                   6.67                  4                 25                N/A               -5.9%
12/31/2014                   7.09                  4                 25                N/A                3.1%
12/31/2013                   6.88                  1                  6                N/A               24.1%
12/31/2012                   5.54                  1                  6                N/A               15.6%

                                                            BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                             EXPENSE AS A
                   ACCUMULATION        OUTSTANDING        NET ASSETS        % OF AVERAGE
                    UNIT VALUE           (000s)             (000s)           NET ASSETS        TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          6.76                 36    $           244               1.30%              12.0%
12/31/2015                   6.03                 51                308               1.30%              -7.1%
12/31/2014                   6.50                 55                355               1.30%               1.7%
12/31/2013                   6.39                 50                322               1.30%              22.5%
12/31/2012                   5.21                 66                344               1.30%              14.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016                4.6%
2015                3.3%
2014                3.0%
2013               13.8%
2012                2.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

              AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
                 TEMPLETON FOREIGN VIP FUND 2 CLASS - 355150392

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                        INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE        INVESTMENTS          SHARES
                                                       --------------    --------------    --------------
Investments                                            $   24,030,788    $   22,324,943         1,764,500
                                                                         ==============    ==============
Receivables: investments sold                                       0
Payables: investments purchased                               (15,931)
                                                       --------------
Net assets                                             $   24,014,857
                                                       ==============

                                                                             UNITS          ACCUMULATION
                                                         NET ASSETS       OUTSTANDING        UNIT VALUE
                                                       --------------    --------------    --------------
Band A                                                 $    1,240,876           144,293    $         8.60
Band B                                                     22,773,981         2,925,744              7.78
                                                       --------------    --------------
Total                                                  $   24,014,857         3,070,037
                                                       ==============    ==============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      425,537
Mortality & expense charges and administrative fees (Band B)                                     (283,284)
                                                                                           --------------
Net investment income (loss)                                                                      142,253
                                                                                           --------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           80,125
Realized gain distributions                                                                       381,144
Net change in unrealized appreciation (depreciation)                                              771,194
                                                                                           --------------
Net gain (loss)                                                                                 1,232,463
                                                                                           --------------

Increase (decrease) in net assets from operations                                          $    1,374,716
                                                                                           ==============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                  PERIOD ENDED           PERIOD ENDED
                                                               DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               -------------------    -------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           142,253    $           463,697
Net realized gain (loss)                                                    80,125                919,372
Realized gain distributions                                                381,144                802,458
Net change in unrealized appreciation (depreciation)                       771,194             (4,289,210)
                                                               -------------------    -------------------
Increase (decrease) in net assets from operations                        1,374,716             (2,103,683)
                                                               -------------------    -------------------

Contract owner transactions:
Proceeds from units sold                                                 3,690,639              5,278,873
Cost of units redeemed                                                  (4,258,122)            (5,435,829)
Account charges                                                           (134,660)              (160,252)
                                                               -------------------    -------------------
Increase (decrease)                                                       (702,143)              (317,208)
                                                               -------------------    -------------------
Net increase (decrease)                                                    672,573             (2,420,891)
Net assets, beginning                                                   23,342,284             25,763,175
                                                               -------------------    -------------------
Net assets, ending                                             $        24,014,857    $        23,342,284
                                                               ===================    ===================

Units sold                                                                 553,007                671,860
Units redeemed                                                            (643,755)              (735,071)
                                                               -------------------    -------------------
Net increase (decrease)                                                    (90,748)               (63,211)
Units outstanding, beginning                                             3,160,785              3,223,996
                                                               -------------------    -------------------
Units outstanding, ending                                                3,070,037              3,160,785
                                                               ===================    ===================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        60,586,566
Cost of units redeemed                                                                        (46,223,078)
Account charges                                                                                (1,697,907)
Net investment income (loss)                                                                    1,902,906
Net realized gain (loss)                                                                        6,556,923
Realized gain distributions                                                                     1,183,602
Net change in unrealized appreciation (depreciation)                                            1,705,845
                                                                                      -------------------
Net assets                                                                            $        24,014,857
                                                                                      ===================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                            BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                             EXPENSE AS A
                   ACCUMULATION        OUTSTANDING        NET ASSETS        % OF AVERAGE
                    UNIT VALUE           (000s)             (000s)           NET ASSETS        TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          8.60                144    $         1,241                N/A                7.2%
12/31/2015                   8.02                130              1,040                N/A               -6.5%
12/31/2014                   8.58                104                888                N/A              -11.1%
12/31/2013                   9.66                102                982                N/A               23.0%
12/31/2012                   7.85                113                889                N/A               18.2%

                                                            BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                             EXPENSE AS A
                   ACCUMULATION        OUTSTANDING        NET ASSETS        % OF AVERAGE
                    UNIT VALUE           (000s)             (000s)           NET ASSETS        TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          7.78              2,926    $        22,774               1.30%               5.8%
12/31/2015                   7.36              3,031             22,302               1.30%              -7.7%
12/31/2014                   7.97              3,120             24,875               1.30%             -12.3%
12/31/2013                   9.09              3,554             32,295               1.30%              21.4%
12/31/2012                   7.49              4,318             32,326               1.30%              16.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016               1.8%
2015               3.2%
2014               1.9%
2013               2.4%
2012               3.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

              AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
             FRANKLIN SMALL CAP VALUE VIP FUND 1 CLASS - 355150673

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                        INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE        INVESTMENTS          SHARES
                                                       --------------    --------------    --------------
Investments                                            $   10,345,158    $   10,323,979           518,806
                                                                         ==============    ==============
Receivables: investments sold                                       0
Payables: investments purchased                                (5,326)
                                                       --------------
Net assets                                             $   10,339,832
                                                       ==============

                                                                             UNITS          ACCUMULATION
                                                         NET ASSETS       OUTSTANDING        UNIT VALUE
                                                       --------------    --------------    --------------
Band A                                                 $      535,730            50,425    $        10.62
Band B                                                      9,804,102         1,032,892              9.49
                                                       --------------    --------------
Total                                                  $   10,339,832         1,083,317
                                                       ==============    ==============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      100,844
Mortality & expense charges and administrative fees (Band B)                                     (115,895)
                                                                                           --------------
Net investment income (loss)                                                                      (15,051)
                                                                                           --------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (240,397)
Realized gain distributions                                                                     1,396,747
Net change in unrealized appreciation (depreciation)                                            1,285,254
                                                                                           --------------
Net gain (loss)                                                                                 2,441,604
                                                                                           --------------

Increase (decrease) in net assets from operations                                          $    2,426,553
                                                                                           ==============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                  PERIOD ENDED           PERIOD ENDED
                                                               DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               -------------------    -------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (15,051)   $           (32,367)
Net realized gain (loss)                                                  (240,397)                31,737
Realized gain distributions                                              1,396,747              1,724,073
Net change in unrealized appreciation (depreciation)                     1,285,254             (2,561,871)
                                                               -------------------    -------------------
Increase (decrease) in net assets from operations                        2,426,553               (838,428)
                                                               -------------------    -------------------

Contract owner transactions:
Proceeds from units sold                                                   585,204                973,880
Cost of units redeemed                                                  (1,805,412)            (4,239,580)
Account charges                                                            (54,475)               (69,062)
                                                               -------------------    -------------------
Increase (decrease)                                                     (1,274,683)            (3,334,762)
                                                               -------------------    -------------------
Net increase (decrease)                                                  1,151,870             (4,173,190)
Net assets, beginning                                                    9,187,962             13,361,152
                                                               -------------------    -------------------
Net assets, ending                                             $        10,339,832    $         9,187,962
                                                               ===================    ===================

Units sold                                                                  87,087                139,290
Units redeemed                                                            (245,916)              (554,633)
                                                               -------------------    -------------------
Net increase (decrease)                                                   (158,829)              (415,343)
Units outstanding, beginning                                             1,242,146              1,657,489
                                                               -------------------    -------------------
Units outstanding, ending                                                1,083,317              1,242,146
                                                               ===================    ===================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        17,757,752
Cost of units redeemed                                                                        (11,414,395)
Account charges                                                                                  (281,489)
Net investment income (loss)                                                                     (203,212)
Net realized gain (loss)                                                                          286,579
Realized gain distributions                                                                     4,173,418
Net change in unrealized appreciation (depreciation)                                               21,179
                                                                                      -------------------
Net assets                                                                            $        10,339,832
                                                                                      ===================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                            BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                             EXPENSE AS A
                   ACCUMULATION        OUTSTANDING        NET ASSETS        % OF AVERAGE
                    UNIT VALUE           (000s)             (000s)           NET ASSETS        TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $         10.62                 50    $           536                N/A               30.5%
12/31/2015                   8.14                 49                400                N/A               -7.2%
12/31/2014                   8.77                 47                414                N/A                0.9%
12/31/2013                   8.69                 52                449                N/A               36.5%
12/31/2012                   6.37                  3                 21                N/A               18.8%

                                                            BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                             EXPENSE AS A
                   ACCUMULATION        OUTSTANDING        NET ASSETS        % OF AVERAGE
                    UNIT VALUE           (000s)             (000s)           NET ASSETS        TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          9.49              1,033    $         9,804               1.30%              28.9%
12/31/2015                   7.37              1,193              8,788               1.30%              -8.4%
12/31/2014                   8.04              1,610             12,947               1.30%              -0.4%
12/31/2013                   8.07              1,851             14,944               1.30%              34.7%
12/31/2012                   5.99                 37                224               1.30%              17.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016               1.0%
2015               1.0%
2014               0.8%
2013               0.1%
2012               0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

              AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
       GOLDMAN SACHS VIT GVT MONEY MARKET FUND SERVICE CLASS - 380987693

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                        INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE        INVESTMENTS          SHARES
                                                       --------------    --------------    --------------
Investments                                            $   21,937,150    $   21,937,151        21,920,945
                                                                         ==============    ==============
Receivables: investments sold                                       0
Payables: investments purchased                               (16,205)
                                                       --------------
Net assets                                             $   21,920,945
                                                       ==============

                                                                             UNITS          ACCUMULATION
                                                         NET ASSETS       OUTSTANDING        UNIT VALUE
                                                       --------------    --------------    --------------
Band A                                                 $    3,718,132           743,335    $         5.00
Band B                                                     18,202,813         3,689,401              4.93
                                                       --------------    --------------
Total                                                  $   21,920,945         4,432,736
                                                       ==============    ==============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        9,219
Mortality & expense charges and administrative fees (Band B)                                     (255,549)
                                                                                           --------------
Net investment income (loss)                                                                     (246,330)
                                                                                           --------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                0
Realized gain distributions                                                                             0
Net change in unrealized appreciation (depreciation)                                                   (2)
                                                                                           --------------
Net gain (loss)                                                                                        (2)
                                                                                           --------------

Increase (decrease) in net assets from operations                                          $     (246,332)
                                                                                           ==============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                  PERIOD ENDED           PERIOD ENDED
                                                               DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               -------------------    -------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $          (246,330)   $           (14,563)
Net realized gain (loss)                                                         0                      0
Realized gain distributions                                                      0                      0
Net change in unrealized appreciation (depreciation)                            (2)                     1
                                                               -------------------    -------------------
Increase (decrease) in net assets from operations                         (246,332)               (14,562)
                                                               -------------------    -------------------

Contract owner transactions:
Proceeds from units sold                                                17,014,115             25,883,165
Cost of units redeemed                                                 (18,836,123)            (1,721,108)
Account charges                                                           (150,525)                (7,685)
                                                               -------------------    -------------------
Increase (decrease)                                                     (1,972,533)            24,154,372
                                                               -------------------    -------------------
Net increase (decrease)                                                 (2,218,865)            24,139,810
Net assets, beginning                                                   24,139,810                      0
                                                               -------------------    -------------------
Net assets, ending                                             $        21,920,945    $        24,139,810
                                                               ===================    ===================

Units sold                                                               3,657,851              5,191,100
Units redeemed                                                          (4,056,095)              (360,120)
                                                               -------------------    -------------------
Net increase (decrease)                                                   (398,244)             4,830,980
Units outstanding, beginning                                             4,830,980                      0
                                                               -------------------    -------------------
Units outstanding, ending                                                4,432,736              4,830,980
                                                               ===================    ===================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        42,897,280
Cost of units redeemed                                                                        (20,557,231)
Account charges                                                                                  (158,210)
Net investment income (loss)                                                                     (260,893)
Net realized gain (loss)                                                                                0
Realized gain distributions                                                                             0
Net change in unrealized appreciation (depreciation)                                                   (1)
                                                                                      -------------------
Net assets                                                                            $        21,920,945
                                                                                      ===================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/19/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                            BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                             EXPENSE AS A
                   ACCUMULATION        OUTSTANDING        NET ASSETS        % OF AVERAGE
                    UNIT VALUE           (000s)             (000s)           NET ASSETS        TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          5.00                743    $         3,718                N/A                0.0%
12/31/2015                   5.00                771              3,853                N/A                0.0%

                                                            BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                             EXPENSE AS A
                   ACCUMULATION        OUTSTANDING        NET ASSETS        % OF AVERAGE
                    UNIT VALUE           (000s)             (000s)           NET ASSETS        TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          4.93              3,689    $        18,203               1.30%              -1.3%
12/31/2015                   5.00              4,060             20,287               1.30%              -0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016               0.0%
2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

              AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
          INVESCO V.I. MID CAP GROWTH FUND SERIES I CLASS - 00888X591

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                        INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE        INVESTMENTS          SHARES
                                                       --------------    --------------    --------------
Investments                                            $      253,251    $      226,936            51,786
                                                                         ==============    ==============
Receivables: investments sold                                       0
Payables: investments purchased                                   (17)
                                                       --------------
Net assets                                             $      253,234
                                                       ==============

                                                                             UNITS          ACCUMULATION
                                                         NET ASSETS       OUTSTANDING        UNIT VALUE
                                                       --------------    --------------    --------------
Band A                                                 $      134,706            17,901    $         7.53
Band B                                                        118,528            16,747              7.08
                                                       --------------    --------------
Total                                                  $      253,234            34,648
                                                       ==============    ==============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $            0
Mortality & expense charges and administrative fees (Band B)                                       (1,565)
                                                                                           --------------
Net investment income (loss)                                                                       (1,565)
                                                                                           --------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            8,752
Realized gain distributions                                                                        27,071
Net change in unrealized appreciation (depreciation)                                              (35,151)
                                                                                           --------------
Net gain (loss)                                                                                       672
                                                                                           --------------

Increase (decrease) in net assets from operations                                          $         (893)
                                                                                           ==============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                  PERIOD ENDED           PERIOD ENDED
                                                               DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               -------------------    -------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (1,565)   $            (2,607)
Net realized gain (loss)                                                     8,752                 69,329
Realized gain distributions                                                 27,071                 23,581
Net change in unrealized appreciation (depreciation)                       (35,151)               (77,350)
                                                               -------------------    -------------------
Increase (decrease) in net assets from operations                             (893)                12,953
                                                               -------------------    -------------------

Contract owner transactions:
Proceeds from units sold                                                    13,735                  9,962
Cost of units redeemed                                                     (51,829)              (191,744)
Account charges                                                             (2,237)                (3,026)
                                                               -------------------    -------------------
Increase (decrease)                                                        (40,331)              (184,808)
                                                               -------------------    -------------------
Net increase (decrease)                                                    (41,224)              (171,855)
Net assets, beginning                                                      294,458                466,313
                                                               -------------------    -------------------
Net assets, ending                                             $           253,234    $           294,458
                                                               ===================    ===================

Units sold                                                                   1,915                  1,326
Units redeemed                                                              (7,626)               (25,409)
                                                               -------------------    -------------------
Net increase (decrease)                                                     (5,711)               (24,083)
Units outstanding, beginning                                                40,359                 64,442
                                                               -------------------    -------------------
Units outstanding, ending                                                   34,648                 40,359
                                                               ===================    ===================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           740,785
Cost of units redeemed                                                                           (644,897)
Account charges                                                                                   (15,877)
Net investment income (loss)                                                                      (12,389)
Net realized gain (loss)                                                                          108,467
Realized gain distributions                                                                        50,830
Net change in unrealized appreciation (depreciation)                                               26,315
                                                                                      -------------------
Net assets                                                                            $           253,234
                                                                                      ===================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/12/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                            BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                             EXPENSE AS A
                   ACCUMULATION        OUTSTANDING        NET ASSETS        % OF AVERAGE
                    UNIT VALUE           (000s)             (000s)           NET ASSETS        TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          7.53                 18    $           135                N/A                0.8%
12/31/2015                   7.47                 21                154                N/A                1.2%
12/31/2014                   7.38                 28                209                N/A                8.0%
12/31/2013                   6.83                 29                197                N/A               37.0%
12/31/2012                   4.99                 38                190                N/A               -0.2%

                                                            BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                             EXPENSE AS A
                   ACCUMULATION        OUTSTANDING        NET ASSETS        % OF AVERAGE
                    UNIT VALUE           (000s)             (000s)           NET ASSETS        TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          7.08                 17    $           119               1.30%              -0.5%
12/31/2015                   7.12                 20                141               1.30%              -0.1%
12/31/2014                   7.12                 36                257               1.30%               6.6%
12/31/2013                   6.68                 38                254               1.30%              35.2%
12/31/2012                   4.94                 59                289               1.30%              -1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016               0.0%
2015               0.0%
2014               0.0%
2013               0.4%
2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

              AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
           INVESCO V.I. CORE EQUITY FUND SERIES II CLASS - 008892671

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                        INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE        INVESTMENTS          SHARES
                                                       --------------    --------------    --------------
Investments                                            $       18,765    $       21,278               550
                                                                         ==============    ==============
Receivables: investments sold                                       0
Payables: investments purchased                                     0
                                                       --------------
Net assets                                             $       18,765
                                                       ==============

                                                                             UNITS          ACCUMULATION
                                                         NET ASSETS       OUTSTANDING        UNIT VALUE
                                                       --------------    --------------    --------------
Band A                                                 $            0                 0    $        11.10
Band B                                                         18,765             1,868             10.05
                                                       --------------    --------------
Total                                                  $       18,765             1,868
                                                       ==============    ==============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           91
Mortality & expense charges and administrative fees (Band B)                                         (233)
                                                                                           --------------
Net investment income (loss)                                                                         (142)
                                                                                           --------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             (387)
Realized gain distributions                                                                         1,253
Net change in unrealized appreciation (depreciation)                                                  764
                                                                                           --------------
Net gain (loss)                                                                                     1,630
                                                                                           --------------

Increase (decrease) in net assets from operations                                          $        1,488
                                                                                           ==============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                  PERIOD ENDED           PERIOD ENDED
                                                               DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               -------------------    -------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              (142)   $              (312)
Net realized gain (loss)                                                      (387)                 7,656
Realized gain distributions                                                  1,253                  2,110
Net change in unrealized appreciation (depreciation)                           764                (10,111)
                                                               -------------------    -------------------
Increase (decrease) in net assets from operations                            1,488                   (657)
                                                               -------------------    -------------------

Contract owner transactions:
Proceeds from units sold                                                        54                    244
Cost of units redeemed                                                      (1,762)               (45,797)
Account charges                                                                (66)                  (242)
                                                               -------------------    -------------------
Increase (decrease)                                                         (1,774)               (45,795)
                                                               -------------------    -------------------
Net increase (decrease)                                                       (286)               (46,452)
Net assets, beginning                                                       19,051                 65,503
                                                               -------------------    -------------------
Net assets, ending                                             $            18,765    $            19,051
                                                               ===================    ===================

Units sold                                                                       6                     25
Units redeemed                                                                (184)                (4,514)
                                                               -------------------    -------------------
Net increase (decrease)                                                       (178)                (4,489)
Units outstanding, beginning                                                 2,046                  6,535
                                                               -------------------    -------------------
Units outstanding, ending                                                    1,868                  2,046
                                                               ===================    ===================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $            92,960
Cost of units redeemed                                                                            (82,968)
Account charges                                                                                      (516)
Net investment income (loss)                                                                         (792)
Net realized gain (loss)                                                                            9,142
Realized gain distributions                                                                         3,452
Net change in unrealized appreciation (depreciation)                                               (2,513)
                                                                                      -------------------
Net assets                                                                            $            18,765
                                                                                      ===================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                            BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                             EXPENSE AS A
                   ACCUMULATION        OUTSTANDING        NET ASSETS        % OF AVERAGE
                    UNIT VALUE           (000s)             (000s)           NET ASSETS        TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $         11.10                  0    $             0                N/A               10.0%
12/31/2015                  10.09                  0                  1                N/A               -6.0%
12/31/2014                  10.73                  0                  5                N/A                7.8%
12/31/2013                   9.95                  0                  0                N/A               28.9%
12/31/2012                   7.72                  0                  0                N/A               13.6%

                                                            BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                             EXPENSE AS A
                   ACCUMULATION        OUTSTANDING        NET ASSETS        % OF AVERAGE
                    UNIT VALUE           (000s)             (000s)           NET ASSETS        TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $         10.05                  2    $            19               1.30%               8.6%
12/31/2015                   9.25                  2                 18               1.30%              -7.2%
12/31/2014                   9.97                  6                 61               1.30%               6.5%
12/31/2013                   9.37                  2                 15               1.30%              27.3%
12/31/2012                   7.36                  2                 13               1.30%              12.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016               0.5%
2015               0.4%
2014               0.3%
2013               1.2%
2012               0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

              AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
       INVESCO V.I. INTERNATIONAL GROWTH FUND SERIES II CLASS - 008892655

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                        INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE        INVESTMENTS          SHARES
                                                       --------------    --------------    --------------
Investments                                            $      438,094    $      432,534            11,542
                                                                         ==============    ==============
Receivables: investments sold                                       0
Payables: investments purchased                               (63,619)
                                                       --------------
Net assets                                             $      374,475
                                                       ==============

                                                                             UNITS          ACCUMULATION
                                                         NET ASSETS       OUTSTANDING        UNIT VALUE
                                                       --------------    --------------    --------------
Band A                                                 $       64,117             6,938    $         9.24
Band B                                                        310,358            37,102              8.37
                                                       --------------    --------------
Total                                                  $      374,475            44,040
                                                       ==============    ==============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        5,373
Mortality & expense charges and administrative fees (Band B)                                       (5,457)
                                                                                           --------------
Net investment income (loss)                                                                          (84)
                                                                                           --------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (12,590)
Realized gain distributions                                                                             0
Net change in unrealized appreciation (depreciation)                                                3,461
                                                                                           --------------
Net gain (loss)                                                                                    (9,129)
                                                                                           --------------

Increase (decrease) in net assets from operations                                          $       (9,213)
                                                                                           ==============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                  PERIOD ENDED           PERIOD ENDED
                                                               DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               -------------------    -------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               (84)   $               453
Net realized gain (loss)                                                   (12,590)                38,490
Realized gain distributions                                                      0                      0
Net change in unrealized appreciation (depreciation)                         3,461                (58,693)
                                                               -------------------    -------------------
Increase (decrease) in net assets from operations                           (9,213)               (19,750)
                                                               -------------------    -------------------

Contract owner transactions:
Proceeds from units sold                                                    63,790                 80,922
Cost of units redeemed                                                    (228,731)              (226,617)
Account charges                                                             (2,398)                (3,622)
                                                               -------------------    -------------------
Increase (decrease)                                                       (167,339)              (149,317)
                                                               -------------------    -------------------
Net increase (decrease)                                                   (176,552)              (169,067)
Net assets, beginning                                                      551,027                720,094
                                                               -------------------    -------------------
Net assets, ending                                             $           374,475    $           551,027
                                                               ===================    ===================

Units sold                                                                  10,889                  9,354
Units redeemed                                                             (30,611)               (26,057)
                                                               -------------------    -------------------
Net increase (decrease)                                                    (19,722)               (16,703)
Units outstanding, beginning                                                63,762                 80,465
                                                               -------------------    -------------------
Units outstanding, ending                                                   44,040                 63,762
                                                               ===================    ===================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        47,879,124
Cost of units redeemed                                                                        (62,588,082)
Account charges                                                                                (1,201,756)
Net investment income (loss)                                                                       18,603
Net realized gain (loss)                                                                       16,261,026
Realized gain distributions                                                                             0
Net change in unrealized appreciation (depreciation)                                                5,560
                                                                                      -------------------
Net assets                                                                            $           374,475
                                                                                      ===================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                            BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                             EXPENSE AS A
                   ACCUMULATION        OUTSTANDING        NET ASSETS        % OF AVERAGE
                    UNIT VALUE           (000s)             (000s)           NET ASSETS        TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          9.24                  7    $            64                N/A               -0.7%
12/31/2015                   9.31                  9                 83                N/A               -2.6%
12/31/2014                   9.56                  8                 81                N/A                0.1%
12/31/2013                   9.55                112              1,067                N/A               18.7%
12/31/2012                   8.04                121                974                N/A               15.3%

                                                            BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                             EXPENSE AS A
                   ACCUMULATION        OUTSTANDING        NET ASSETS        % OF AVERAGE
                    UNIT VALUE           (000s)             (000s)           NET ASSETS        TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          8.37                 37    $           310               1.30%              -2.0%
12/31/2015                   8.53                 55                468               1.30%              -3.9%
12/31/2014                   8.88                 72                639               1.30%              -1.2%
12/31/2013                   8.99              3,887             34,931               1.30%              17.2%
12/31/2012                   7.67              4,266             32,713               1.30%              13.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016               1.2%
2015               1.3%
2014               0.1%
2013               1.0%
2012               1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

              AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
       INVESCO V.I. DIVERSIFIED DIVIDEND FUND SERIES I CLASS - 00888X104

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                        INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE        INVESTMENTS          SHARES
                                                       --------------    --------------    --------------
Investments                                            $      971,429    $      905,919            36,794
                                                                         ==============    ==============
Receivables: investments sold                                       0
Payables: investments purchased                                  (785)
                                                       --------------
Net assets                                             $      970,644
                                                       ==============

                                                                             UNITS          ACCUMULATION
                                                         NET ASSETS       OUTSTANDING        UNIT VALUE
                                                       --------------    --------------    --------------
Band A                                                 $      718,831            75,768    $         9.49
Band B                                                        251,813            28,574              8.81
                                                       --------------    --------------
Total                                                  $      970,644           104,342
                                                       ==============    ==============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       14,834
Mortality & expense charges and administrative fees (Band B)                                       (2,206)
                                                                                           --------------
Net investment income (loss)                                                                       12,628
                                                                                           --------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           18,863
Realized gain distributions                                                                             0
Net change in unrealized appreciation (depreciation)                                               24,785
                                                                                           --------------
Net gain (loss)                                                                                    43,648
                                                                                           --------------

Increase (decrease) in net assets from operations                                          $       56,276
                                                                                           ==============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                  PERIOD ENDED           PERIOD ENDED
                                                               DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               -------------------    -------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            12,628    $               554
Net realized gain (loss)                                                    18,863                 74,457
Realized gain distributions                                                      0                      0
Net change in unrealized appreciation (depreciation)                        24,785                (67,671)
                                                               -------------------    -------------------
Increase (decrease) in net assets from operations                           56,276                  7,340
                                                               -------------------    -------------------

Contract owner transactions:
Proceeds from units sold                                                 1,061,530                 19,370
Cost of units redeemed                                                    (307,113)              (182,627)
Account charges                                                             (7,800)                (1,595)
                                                               -------------------    -------------------
Increase (decrease)                                                        746,617               (164,852)
                                                               -------------------    -------------------
Net increase (decrease)                                                    802,893               (157,512)
Net assets, beginning                                                      167,751                325,263
                                                               -------------------    -------------------
Net assets, ending                                             $           970,644    $           167,751
                                                               ===================    ===================

Units sold                                                                 121,485                  4,847
Units redeemed                                                             (38,451)               (25,026)
                                                               -------------------    -------------------
Net increase (decrease)                                                     83,034                (20,179)
Units outstanding, beginning                                                21,308                 41,487
                                                               -------------------    -------------------
Units outstanding, ending                                                  104,342                 21,308
                                                               ===================    ===================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         1,696,026
Cost of units redeemed                                                                           (944,990)
Account charges                                                                                   (19,965)
Net investment income (loss)                                                                       21,547
Net realized gain (loss)                                                                          152,516
Realized gain distributions                                                                             0
Net change in unrealized appreciation (depreciation)                                               65,510
                                                                                      -------------------
Net assets                                                                            $           970,644
                                                                                      ===================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                            BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                             EXPENSE AS A
                   ACCUMULATION        OUTSTANDING        NET ASSETS        % OF AVERAGE
                    UNIT VALUE           (000s)             (000s)           NET ASSETS        TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          9.49                 76    $           719                N/A               14.8%
12/31/2015                   8.26                  4                 35                N/A                2.1%
12/31/2014                   8.10                 13                108                N/A               12.8%
12/31/2013                   7.18                 14                 98                N/A               31.0%
12/31/2012                   5.48                 16                 88                N/A               18.7%

                                                            BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                             EXPENSE AS A
                   ACCUMULATION        OUTSTANDING        NET ASSETS        % OF AVERAGE
                    UNIT VALUE           (000s)             (000s)           NET ASSETS        TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          8.81                 29    $           252               1.30%              13.3%
12/31/2015                   7.78                 17                133               1.30%               0.7%
12/31/2014                   7.72                 28                217               1.30%              11.4%
12/31/2013                   6.93                 35                240               1.30%              29.3%
12/31/2012                   5.36                 58                310               1.30%              17.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016               2.6%
2015               1.2%
2014               1.7%
2013               2.1%
2012               2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST INVESCO V.I. GLOBAL HEALTH CARE FUND SERIES I CLASS - 008892416

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,544,243   $     1,841,088            64,048
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                    (42)
                                                       ---------------
Net assets                                             $     1,544,201
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       340,983            27,617   $         12.35
Band B                                                       1,203,218            89,034             13.51
                                                       ---------------   ---------------
Total                                                  $     1,544,201           116,651
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges and administrative fees (Band B)                                       (17,054)
                                                                                           ---------------
Net investment income (loss)                                                                       (17,054)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            28,341
Realized gain distributions                                                                        257,639
Net change in unrealized appreciation (depreciation)                                              (510,849)
                                                                                           ---------------
Net gain (loss)                                                                                   (224,869)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (241,923)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (17,054)  $            (16,547)
Net realized gain (loss)                                                      28,341                145,652
Realized gain distributions                                                  257,639                164,669
Net change in unrealized appreciation (depreciation)                        (510,849)              (295,484)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (241,923)                (1,710)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     463,849                903,587
Cost of units redeemed                                                      (643,071)              (272,274)
Account charges                                                               (9,371)               (10,978)
                                                                --------------------   --------------------
Increase (decrease)                                                         (188,593)               620,335
                                                                --------------------   --------------------
Net increase (decrease)                                                     (430,516)               618,625
Net assets, beginning                                                      1,974,717              1,356,092
                                                                --------------------   --------------------
Net assets, ending                                              $          1,544,201   $          1,974,717
                                                                ====================   ====================

Units sold                                                                    42,003                 59,397
Units redeemed                                                               (56,463)               (21,556)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (14,460)                37,841
Units outstanding, beginning                                                 131,111                 93,270
                                                                --------------------   --------------------
Units outstanding, ending                                                    116,651                131,111
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                               $          5,007,113
Cost of units redeemed                                                                           (4,048,238)
Account charges                                                                                    (159,477)
Net investment income (loss)                                                                        (89,981)
Net realized gain (loss)                                                                            394,374
Realized gain distributions                                                                         737,255
Net change in unrealized appreciation (depreciation)                                               (296,845)
                                                                                       --------------------
Net assets                                                                             $          1,544,201
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 8/28/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                          BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $         12.35                 28    $           341                N/A              -11.5%
12/31/2015                  13.95                 35                483                N/A                3.2%
12/31/2014                  13.52                 36                488                N/A               19.7%
12/31/2013                  11.30                 40                452                N/A               40.5%
12/31/2012                   8.04                 49                396                N/A               20.9%

                                                          BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $         13.51                 89    $         1,203               1.30%             -12.6%
12/31/2015                  15.46                 96              1,491               1.30%               1.8%
12/31/2014                  15.18                 57                868               1.30%              18.1%
12/31/2013                  12.85                 48                622               1.30%              38.7%
12/31/2012                   9.27                 37                346               1.30%              19.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016               0.0%
2015               0.0%
2014               0.0%
2013               0.7%
2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST INVESCO V.I. GLOBAL REAL ESTATE FUND SERIES I CLASS - 008892523

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    20,958,713   $    20,056,493         1,301,217
                                                                         ===============   ===============
Receivables: investments sold                                   55,954
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $    21,014,667
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     1,298,217            68,826   $         18.86
Band B                                                      19,716,450         1,336,628             14.75
                                                       ---------------   ---------------
Total                                                  $    21,014,667         1,405,454
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       354,039
Mortality & expense charges and administrative fees (Band B)                                      (288,446)
                                                                                           ---------------
Net investment income (loss)                                                                        65,593
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           555,605
Realized gain distributions                                                                        414,181
Net change in unrealized appreciation (depreciation)                                              (763,070)
                                                                                           ---------------
Net gain (loss)                                                                                    206,716
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       272,309
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             65,593   $            590,245
Net realized gain (loss)                                                     555,605              1,394,315
Realized gain distributions                                                  414,181                      0
Net change in unrealized appreciation (depreciation)                        (763,070)            (2,710,086)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            272,309               (725,526)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,140,109              2,194,235
Cost of units redeemed                                                    (6,213,117)            (6,155,780)
Account charges                                                             (135,791)              (175,401)
                                                                --------------------   --------------------
Increase (decrease)                                                       (5,208,799)            (4,136,946)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (4,936,490)            (4,862,472)
Net assets, beginning                                                     25,951,157             30,813,629
                                                                --------------------   --------------------
Net assets, ending                                              $         21,014,667   $         25,951,157
                                                                ====================   ====================

Units sold                                                                    95,126                165,750
Units redeemed                                                              (441,878)              (441,975)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (346,752)              (276,225)
Units outstanding, beginning                                               1,752,206              2,028,431
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,405,454              1,752,206
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                               $         64,606,116
Cost of units redeemed                                                                          (48,071,022)
Account charges                                                                                  (1,568,663)
Net investment income (loss)                                                                      3,825,896
Net realized gain (loss)                                                                         (2,312,641)
Realized gain distributions                                                                       3,632,761
Net change in unrealized appreciation (depreciation)                                                902,220
                                                                                       --------------------
Net assets                                                                             $         21,014,667
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 8/28/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                          BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $         18.86                 69    $         1,298                N/A                2.0%
12/31/2015                  18.49                 76              1,399                N/A               -1.5%
12/31/2014                  18.76                 72              1,353                N/A               14.6%
12/31/2013                  16.37                 49                805                N/A                2.7%
12/31/2012                  15.94                 54                859                N/A               28.1%

                                                          BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $         14.75              1,337    $        19,716               1.30%               0.7%
12/31/2015                  14.64              1,677             24,552               1.30%              -2.8%
12/31/2014                  15.06              1,956             29,461               1.30%              13.1%
12/31/2013                  13.31              1,267             16,863               1.30%               1.4%
12/31/2012                  13.13              1,406             18,456               1.30%              26.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016               1.5%
2015               3.3%
2014               2.0%
2013               3.7%
2012               0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
             INVESCO V.I. HIGH YIELD FUND SERIES I CLASS - 008892846

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     9,070,886   $     9,074,901         1,678,962
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (4,484)
                                                       ---------------
Net assets                                             $     9,066,402
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       662,016            59,153   $         11.19
Band B                                                       8,404,386           885,393              9.49
                                                       ---------------   ---------------
Total                                                  $     9,066,402           944,546
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       374,761
Mortality & expense charges and administrative fees (Band B)                                      (112,363)
                                                                                           ---------------
Net investment income (loss)                                                                       262,398
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (51,783)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                               662,246
                                                                                           ---------------
Net gain (loss)                                                                                    610,463
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       872,861
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            262,398   $            414,722
Net realized gain (loss)                                                     (51,783)               357,993
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                         662,246             (1,127,381)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            872,861               (354,666)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     551,480              1,067,066
Cost of units redeemed                                                    (1,885,084)            (5,570,799)
Account charges                                                              (54,552)               (76,423)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,388,156)            (4,580,156)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (515,295)            (4,934,822)
Net assets, beginning                                                      9,581,697             14,516,519
                                                                --------------------   --------------------
Net assets, ending                                              $          9,066,402   $          9,581,697
                                                                ====================   ====================

Units sold                                                                    71,101                128,755
Units redeemed                                                              (225,161)              (624,644)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (154,060)              (495,889)
Units outstanding, beginning                                               1,098,606              1,594,495
                                                                --------------------   --------------------
Units outstanding, ending                                                    944,546              1,098,606
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                               $         47,435,611
Cost of units redeemed                                                                          (44,891,526)
Account charges                                                                                  (1,196,891)
Net investment income (loss)                                                                      9,027,148
Net realized gain (loss)                                                                         (1,303,925)
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                 (4,015)
                                                                                       --------------------
Net assets                                                                             $          9,066,402
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                          BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $         11.19                 59    $           662                N/A               11.2%
12/31/2015                  10.06                 58                586                N/A               -3.2%
12/31/2014                  10.39                 69                713                N/A                1.7%
12/31/2013                  10.22                 61                622                N/A                7.0%
12/31/2012                   9.55                 67                635                N/A               17.2%

                                                          BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          9.49                885    $         8,404               1.30%               9.8%
12/31/2015                   8.65              1,040              8,996               1.30%              -4.4%
12/31/2014                   9.05              1,526             13,803               1.30%               0.4%
12/31/2013                   9.01              1,487             13,398               1.30%               5.6%
12/31/2012                   8.53              1,248             10,646               1.30%              15.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016               4.0%
2015               4.7%
2014               4.8%
2013               5.6%
2012               4.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST INVESCO V.I. MANAGED VOLATILITY FUND SERIES I CLASS - 008892259

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,039,315   $     2,315,427           176,895
                                                                         ===============   ===============
Receivables: investments sold                                   78,125
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     2,117,440
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       353,922            26,627   $         13.29
Band B                                                       1,763,518           114,372             15.42
                                                       ---------------   ---------------
Total                                                  $     2,117,440           140,999
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        39,967
Mortality & expense charges and administrative fees (Band B)                                       (23,200)
                                                                                           ---------------
Net investment income (loss)                                                                        16,767
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (266,700)
Realized gain distributions                                                                         64,398
Net change in unrealized appreciation (depreciation)                                               372,169
                                                                                           ---------------
Net gain (loss)                                                                                    169,867
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       186,634
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             16,767   $              6,697
Net realized gain (loss)                                                    (266,700)               114,880
Realized gain distributions                                                   64,398                849,877
Net change in unrealized appreciation (depreciation)                         372,169             (1,048,351)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            186,634                (76,897)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     177,308                268,785
Cost of units redeemed                                                      (523,850)              (801,546)
Account charges                                                              (14,016)               (17,640)
                                                                --------------------   --------------------
Increase (decrease)                                                         (360,558)              (550,401)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (173,924)              (627,298)
Net assets, beginning                                                      2,291,364              2,918,662
                                                                --------------------   --------------------
Net assets, ending                                              $          2,117,440   $          2,291,364
                                                                ====================   ====================

Units sold                                                                    13,889                 19,829
Units redeemed                                                               (39,764)               (59,604)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (25,875)               (39,775)
Units outstanding, beginning                                                 166,874                206,649
                                                                --------------------   --------------------
Units outstanding, ending                                                    140,999                166,874
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                               $         12,883,706
Cost of units redeemed                                                                          (13,016,662)
Account charges                                                                                    (331,380)
Net investment income (loss)                                                                        740,551
Net realized gain (loss)                                                                            110,436
Realized gain distributions                                                                       2,006,901
Net change in unrealized appreciation (depreciation)                                               (276,112)
                                                                                       --------------------
Net assets                                                                             $          2,117,440
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 8/28/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                          BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $         13.29                 27    $           354                N/A               10.6%
12/31/2015                  12.02                 31                372                N/A               -2.2%
12/31/2014                  12.28                 44                539                N/A               20.6%
12/31/2013                  10.19                 46                470                N/A               10.8%
12/31/2012                   9.20                 55                507                N/A                3.6%

                                                          BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $         15.42                114    $         1,764               1.30%               9.2%
12/31/2015                  14.12                136              1,920               1.30%              -3.4%
12/31/2014                  14.62                163              2,380               1.30%              19.0%
12/31/2013                  12.29                156              1,921               1.30%               9.3%
12/31/2012                  11.24                148              1,667               1.30%               2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016               1.8%
2015               1.3%
2014               2.9%
2013               3.3%
2012               3.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
            JANUS ASPEN BALANCED PORTFOLIO SERVICE CLASS - 471021691

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    14,868,433   $    15,104,347           466,224
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                   (504)
                                                       ---------------
Net assets                                             $    14,867,929
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     4,915,739           987,529   $          4.98
Band B                                                       9,952,190         2,000,871              4.97
                                                       ---------------   ---------------
Total                                                  $    14,867,929         2,988,400
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       119,744
Mortality & expense charges and administrative fees (Band B)                                        (7,502)
                                                                                           ---------------
Net investment income (loss)                                                                       112,242
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (1,494)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                              (235,914)
                                                                                           ---------------
Net gain (loss)                                                                                   (237,408)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (125,166)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            112,242   $                  0
Net realized gain (loss)                                                      (1,494)                     0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                        (235,914)                     0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (125,166)                     0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  15,319,330                      0
Cost of units redeemed                                                      (320,696)                     0
Account charges                                                               (5,539)                     0
                                                                --------------------   --------------------
Increase (decrease)                                                       14,993,095                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                   14,867,929                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $         14,867,929   $                  0
                                                                ====================   ====================

Units sold                                                                 3,053,591                      0
Units redeemed                                                               (65,191)                     0
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,988,400                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,988,400                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                               $         15,319,330
Cost of units redeemed                                                                             (320,696)
Account charges                                                                                      (5,539)
Net investment income (loss)                                                                        112,242
Net realized gain (loss)                                                                             (1,494)
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                               (235,914)
                                                                                       --------------------
Net assets                                                                             $         14,867,929
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/21/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                          BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          4.98                988    $         4,916                N/A               -0.4%

                                                          BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          4.97              2,001    $         9,952               1.30%              -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016               1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
       JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL CLASS - 471021501

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    38,695,277   $    39,879,110         3,328,333
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                (20,046)
                                                       ---------------
Net assets                                             $    38,675,231
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     4,206,930           327,345   $         12.85
Band B                                                      34,468,301         4,073,195              8.46
                                                       ---------------   ---------------
Total                                                  $    38,675,231         4,400,540
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $     1,162,749
Mortality & expense charges and administrative fees (Band B)                                      (499,243)
                                                                                           ---------------
Net investment income (loss)                                                                       663,506
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (27,269)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                54,615
                                                                                           ---------------
Net gain (loss)                                                                                     27,346
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       690,852
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            663,506   $            554,382
Net realized gain (loss)                                                     (27,269)                  (807)
Realized gain distributions                                                        0                240,423
Net change in unrealized appreciation (depreciation)                          54,615             (1,196,065)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            690,852               (402,067)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,146,407              3,908,295
Cost of units redeemed                                                   (10,007,836)           (12,086,657)
Account charges                                                             (247,797)              (334,951)
                                                                --------------------   --------------------
Increase (decrease)                                                       (8,109,226)            (8,513,313)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (7,418,374)            (8,915,380)
Net assets, beginning                                                     46,093,605             55,008,985
                                                                --------------------   --------------------
Net assets, ending                                              $         38,675,231   $         46,093,605
                                                                ====================   ====================

Units sold                                                                   312,511                510,121
Units redeemed                                                            (1,246,414)            (1,495,013)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (933,903)              (984,892)
Units outstanding, beginning                                               5,334,443              6,319,335
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,400,540              5,334,443
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                               $        235,435,539
Cost of units redeemed                                                                         (229,242,153)
Account charges                                                                                  (7,281,551)
Net investment income (loss)                                                                     31,189,474
Net realized gain (loss)                                                                          3,739,874
Realized gain distributions                                                                       6,017,881
Net change in unrealized appreciation (depreciation)                                             (1,183,833)
                                                                                       --------------------
Net assets                                                                             $         38,675,231
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                          BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $         12.85                327    $         4,207                N/A                2.5%
12/31/2015                  12.54                350              4,395                N/A                0.2%
12/31/2014                  12.51                386              4,831                N/A                4.9%
12/31/2013                  11.93                447              5,335                N/A               -0.1%
12/31/2012                  11.94                536              6,402                N/A                8.3%

                                                          BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          8.46              4,073    $        34,468               1.30%               1.1%
12/31/2015                   8.37              4,984             41,698               1.30%              -1.1%
12/31/2014                   8.46              5,933             50,178               1.30%               3.6%
12/31/2013                   8.16              7,910             64,581               1.30%              -1.4%
12/31/2012                   8.28              8,298             68,734               1.30%               6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016               2.7%
2015               2.3%
2014               3.4%
2013               4.2%
2012               3.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST JANUS ASPEN FORTY PORTFOLIO INSTITUTIONAL CLASS - 471021865

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       704,699   $       799,524            21,890
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                    (36)
                                                       ---------------
Net assets                                             $       704,663
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        45,158             5,555   $          8.13
Band B                                                         659,505            90,804              7.26
                                                       ---------------   ---------------
Total                                                  $       704,663            96,359
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $         6,624
Mortality & expense charges and administrative fees (Band B)                                        (8,234)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,610)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (49,375)
Realized gain distributions                                                                         98,569
Net change in unrealized appreciation (depreciation)                                               (38,895)
                                                                                           ---------------
Net gain (loss)                                                                                     10,299
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         8,689
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,610)  $                809
Net realized gain (loss)                                                     (49,375)                 5,204
Realized gain distributions                                                   98,569                132,786
Net change in unrealized appreciation (depreciation)                         (38,895)               (76,101)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              8,689                 62,698
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     298,986                326,104
Cost of units redeemed                                                      (328,339)              (214,324)
Account charges                                                               (3,450)                (3,116)
                                                                --------------------   --------------------
Increase (decrease)                                                          (32,803)               108,664
                                                                --------------------   --------------------
Net increase (decrease)                                                      (24,114)               171,362
Net assets, beginning                                                        728,777                557,415
                                                                --------------------   --------------------
Net assets, ending                                              $            704,663   $            728,777
                                                                ====================   ====================

Units sold                                                                    45,465                 45,176
Units redeemed                                                               (48,707)               (30,880)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (3,242)                14,296
Units outstanding, beginning                                                  99,601                 85,305
                                                                --------------------   --------------------
Units outstanding, ending                                                     96,359                 99,601
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                               $          1,885,405
Cost of units redeemed                                                                           (1,475,024)
Account charges                                                                                     (23,854)
Net investment income (loss)                                                                        (17,124)
Net realized gain (loss)                                                                             63,759
Realized gain distributions                                                                         366,326
Net change in unrealized appreciation (depreciation)                                                (94,825)
                                                                                       --------------------
Net assets                                                                             $            704,663
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                          BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          8.13                  6    $            45                N/A                2.2%
12/31/2015                   7.95                 15                123                N/A               12.2%
12/31/2014                   7.09                  5                 36                N/A                8.7%
12/31/2013                   6.52                  7                 48                N/A               31.2%
12/31/2012                   4.97                 13                 63                N/A               24.2%

                                                          BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          7.26                 91    $           660               1.30%               0.9%
12/31/2015                   7.20                 84                606               1.30%              10.8%
12/31/2014                   6.50                 80                522               1.30%               7.3%
12/31/2013                   6.06                 62                373               1.30%              29.5%
12/31/2012                   4.68                 80                373               1.30%              22.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016               0.9%
2015               1.3%
2014               0.1%
2013               0.7%
2012               0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
      JANUS ASPEN GLOBAL RESEARCH PORTFOLIO INSTITUTIONAL CLASS - 471021303

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,717,731   $     2,716,332            91,499
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                   (102)
                                                       ---------------
Net assets                                             $     3,717,629
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     1,699,278           205,186   $          8.28
Band B                                                       2,018,351           215,947              9.35
                                                       ---------------   ---------------
Total                                                  $     3,717,629           421,133
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        40,642
Mortality & expense charges and administrative fees (Band B)                                       (26,373)
                                                                                           ---------------
Net investment income (loss)                                                                        14,269
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           119,968
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                               (91,671)
                                                                                           ---------------
Net gain (loss)                                                                                     28,297
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        42,566
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             14,269   $             (2,728)
Net realized gain (loss)                                                     119,968                229,372
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                         (91,671)              (329,769)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             42,566               (103,125)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     297,255                105,150
Cost of units redeemed                                                      (584,887)              (665,124)
Account charges                                                              (32,231)               (38,840)
                                                                --------------------   --------------------
Increase (decrease)                                                         (319,863)              (598,814)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (277,297)              (701,939)
Net assets, beginning                                                      3,994,926              4,696,865
                                                                --------------------   --------------------
Net assets, ending                                              $          3,717,629   $          3,994,926
                                                                ====================   ====================

Units sold                                                                    35,225                 14,198
Units redeemed                                                               (72,366)               (78,884)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (37,141)               (64,686)
Units outstanding, beginning                                                 458,274                522,960
                                                                --------------------   --------------------
Units outstanding, ending                                                    421,133                458,274
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                               $         77,277,482
Cost of units redeemed                                                                          (72,789,632)
Account charges                                                                                  (1,628,393)
Net investment income (loss)                                                                      1,237,472
Net realized gain (loss)                                                                         (1,380,699)
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                              1,001,399
                                                                                       --------------------
Net assets                                                                             $          3,717,629
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                          BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          8.28                205    $         1,699                N/A                2.1%
12/31/2015                   8.11                221              1,789                N/A               -2.3%
12/31/2014                   8.30                253              2,104                N/A                7.4%
12/31/2013                   7.73                289              2,236                N/A               28.4%
12/31/2012                   6.02                347              2,085                N/A               20.1%

                                                          BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          9.35                216    $         2,018               1.30%               0.8%
12/31/2015                   9.28                238              2,206               1.30%              -3.5%
12/31/2014                   9.62                270              2,593               1.30%               6.1%
12/31/2013                   9.07                349              3,166               1.30%              26.8%
12/31/2012                   7.15                457              3,268               1.30%              18.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016               1.1%
2015               0.7%
2014               1.0%
2013               1.2%
2012               0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
            JANUS ASPEN OVERSEAS PORTFOLIO SERVICE CLASS - 471021667

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       160,418   $       263,914             6,720
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                     (5)
                                                       ---------------
Net assets                                             $       160,413
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $         7,758             1,317   $          5.89
Band B                                                         152,655            28,632              5.33
                                                       ---------------   ---------------
Total                                                  $       160,413            29,949
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $         7,930
Mortality & expense charges and administrative fees (Band B)                                        (2,051)
                                                                                           ---------------
Net investment income (loss)                                                                         5,879
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (23,686)
Realized gain distributions                                                                          4,471
Net change in unrealized appreciation (depreciation)                                                (3,895)
                                                                                           ---------------
Net gain (loss)                                                                                    (23,110)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (17,231)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              5,879   $             (1,884)
Net realized gain (loss)                                                     (23,686)               (47,871)
Realized gain distributions                                                    4,471                  9,054
Net change in unrealized appreciation (depreciation)                          (3,895)                15,906
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (17,231)               (24,795)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       4,866                 29,778
Cost of units redeemed                                                       (28,873)              (114,190)
Account charges                                                                 (445)                  (968)
                                                                --------------------   --------------------
Increase (decrease)                                                          (24,452)               (85,380)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (41,683)              (110,175)
Net assets, beginning                                                        202,096                312,271
                                                                --------------------   --------------------
Net assets, ending                                              $            160,413   $            202,096
                                                                ====================   ====================

Units sold                                                                     1,324                  4,910
Units redeemed                                                                (6,122)               (18,316)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (4,798)               (13,406)
Units outstanding, beginning                                                  34,747                 48,153
                                                                --------------------   --------------------
Units outstanding, ending                                                     29,949                 34,747
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                               $            969,500
Cost of units redeemed                                                                             (643,639)
Account charges                                                                                     (14,681)
Net investment income (loss)                                                                         21,110
Net realized gain (loss)                                                                           (159,011)
Realized gain distributions                                                                          90,630
Net change in unrealized appreciation (depreciation)                                               (103,496)
                                                                                       --------------------
Net assets                                                                             $            160,413
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                          BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          5.89                  1    $             8                N/A               -6.7%
12/31/2015                   6.31                  2                 11                N/A               -8.8%
12/31/2014                   6.92                  5                 36                N/A              -12.1%
12/31/2013                   7.88                  5                 38                N/A               14.3%
12/31/2012                   6.89                  9                 61                N/A               13.2%

                                                          BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          5.33                 29    $           153               1.30%              -7.9%
12/31/2015                   5.79                 33                191               1.30%             -10.0%
12/31/2014                   6.43                 43                276               1.30%             -13.2%
12/31/2013                   7.41                 45                337               1.30%              12.8%
12/31/2012                   6.57                 55                364               1.30%              11.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016               4.4%
2015               0.5%
2014               6.1%
2013               3.0%
2012               0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
      JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO SERVICE CLASS - 471021451

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       259,488   $       258,967            16,116
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                     (6)
                                                       ---------------
Net assets                                             $       259,482
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        75,868             6,382   $         11.89
Band B                                                         183,614            17,064             10.76
                                                       ---------------   ---------------
Total                                                  $       259,482            23,446
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $         1,950
Mortality & expense charges and administrative fees (Band B)                                        (1,909)
                                                                                           ---------------
Net investment income (loss)                                                                            41
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (2,897)
Realized gain distributions                                                                         27,740
Net change in unrealized appreciation (depreciation)                                                 9,607
                                                                                           ---------------
Net gain (loss)                                                                                     34,450
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        34,491
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 41   $                408
Net realized gain (loss)                                                      (2,897)                 3,607
Realized gain distributions                                                   27,740                 28,051
Net change in unrealized appreciation (depreciation)                           9,607                (45,965)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             34,491                (13,899)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      62,759                  5,630
Cost of units redeemed                                                       (35,636)              (104,228)
Account charges                                                               (1,263)                (1,386)
                                                                --------------------   --------------------
Increase (decrease)                                                           25,860                (99,984)
                                                                --------------------   --------------------
Net increase (decrease)                                                       60,351               (113,883)
Net assets, beginning                                                        199,131                313,014
                                                                --------------------   --------------------
Net assets, ending                                              $            259,482   $            199,131
                                                                ====================   ====================

Units sold                                                                    10,547                    628
Units redeemed                                                                (8,176)               (11,250)
                                                                --------------------   --------------------
Net increase (decrease)                                                        2,371                (10,622)
Units outstanding, beginning                                                  21,075                 31,697
                                                                --------------------   --------------------
Units outstanding, ending                                                     23,446                 21,075
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                               $            522,072
Cost of units redeemed                                                                             (384,636)
Account charges                                                                                      (7,883)
Net investment income (loss)                                                                          5,981
Net realized gain (loss)                                                                             28,141
Realized gain distributions                                                                          95,286
Net change in unrealized appreciation (depreciation)                                                    521
                                                                                       --------------------
Net assets                                                                             $            259,482
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                          BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $         11.89                  6    $            76                N/A               18.8%
12/31/2015                  10.01                  7                 69                N/A               -3.7%
12/31/2014                  10.39                  9                 98                N/A                8.4%
12/31/2013                   9.58                  8                 80                N/A               25.8%
12/31/2012                   7.62                  6                 42                N/A               10.8%

                                                          BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $         10.76                 17    $           184               1.30%              17.2%
12/31/2015                   9.18                 14                131               1.30%              -4.9%
12/31/2014                   9.66                 22                215               1.30%               7.0%
12/31/2013                   9.02                 21                190               1.30%              24.2%
12/31/2012                   7.26                 21                151               1.30%               9.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016               0.9%
2015               1.1%
2014               3.4%
2013               1.2%
2012               0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
     NEUBERGER BERMAN AMT MID CAP GROWTH PORTFOLIO SERVICE CLASS - 641222856

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       983,624   $     1,083,350            46,571
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                    (16)
                                                       ---------------
Net assets                                             $       983,608
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        97,002             7,059   $         13.74
Band B                                                         886,606            71,279             12.44
                                                       ---------------   ---------------
Total                                                  $       983,608            78,338
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges and administrative fees (Band B)                                       (12,212)
                                                                                           ---------------
Net investment income (loss)                                                                       (12,212)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (68,240)
Realized gain distributions                                                                         49,227
Net change in unrealized appreciation (depreciation)                                                50,851
                                                                                           ---------------
Net gain (loss)                                                                                     31,838
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        19,626
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (12,212)  $             (9,599)
Net realized gain (loss)                                                     (68,240)               (25,976)
Realized gain distributions                                                   49,227                 74,751
Net change in unrealized appreciation (depreciation)                          50,851                (77,750)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             19,626                (38,574)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     130,209                893,472
Cost of units redeemed                                                      (417,375)              (132,518)
Account charges                                                               (4,876)                (3,371)
                                                                --------------------   --------------------
Increase (decrease)                                                         (292,042)               757,583
                                                                --------------------   --------------------
Net increase (decrease)                                                     (272,416)               719,009
Net assets, beginning                                                      1,256,024                537,015
                                                                --------------------   --------------------
Net assets, ending                                              $            983,608   $          1,256,024
                                                                ====================   ====================

Units sold                                                                    10,816                 69,915
Units redeemed                                                               (35,151)               (11,389)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (24,335)                58,526
Units outstanding, beginning                                                 102,673                 44,147
                                                                --------------------   --------------------
Units outstanding, ending                                                     78,338                102,673
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                               $          1,975,846
Cost of units redeemed                                                                           (1,159,119)
Account charges                                                                                     (17,477)
Net investment income (loss)                                                                        (43,891)
Net realized gain (loss)                                                                            (16,641)
Realized gain distributions                                                                         344,616
Net change in unrealized appreciation (depreciation)                                                (99,726)
                                                                                       --------------------
Net assets                                                                             $            983,608
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                          BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $         13.74                  7    $            97                N/A                4.2%
12/31/2015                  13.19                 13                168                N/A                1.0%
12/31/2014                  13.06                  1                 18                N/A                7.3%
12/31/2013                  12.17                  1                 12                N/A               32.3%
12/31/2012                   9.20                  2                 18                N/A               12.1%

                                                          BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $         12.44                 71    $           887               1.30%               2.8%
12/31/2015                  12.10                 90              1,088               1.30%              -0.3%
12/31/2014                  12.14                 43                519               1.30%               5.9%
12/31/2013                  11.46                 56                636               1.30%              30.6%
12/31/2012                   8.77                 43                377               1.30%              10.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016               0.0%
2015               0.0%
2014               0.0%
2013               0.0%
2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST NEUBERGER BERMAN MID CAP INTRINSIC VALUE PORTFOLIO I CLASS - 641222708

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       892,536   $       778,365            52,778
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                    (37)
                                                       ---------------
Net assets                                             $       892,499
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       201,065            10,835   $         18.56
Band B                                                         691,434            44,327             15.60
                                                       ---------------   ---------------
Total                                                  $       892,499            55,162
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $         5,499
Mortality & expense charges and administrative fees (Band B)                                        (9,042)
                                                                                           ---------------
Net investment income (loss)                                                                        (3,543)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            23,093
Realized gain distributions                                                                         62,522
Net change in unrealized appreciation (depreciation)                                                30,041
                                                                                           ---------------
Net gain (loss)                                                                                    115,656
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       112,113
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (3,543)  $             (3,710)
Net realized gain (loss)                                                      23,093                 75,996
Realized gain distributions                                                   62,522                 26,345
Net change in unrealized appreciation (depreciation)                          30,041               (203,524)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            112,113               (104,893)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      67,673                186,101
Cost of units redeemed                                                      (294,989)              (312,766)
Account charges                                                               (3,625)                (4,459)
                                                                --------------------   --------------------
Increase (decrease)                                                         (230,941)              (131,124)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (118,828)              (236,017)
Net assets, beginning                                                      1,011,327              1,247,344
                                                                --------------------   --------------------
Net assets, ending                                              $            892,499   $          1,011,327
                                                                ====================   ====================

Units sold                                                                     4,776                 12,480
Units redeemed                                                               (21,994)               (20,884)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (17,218)                (8,404)
Units outstanding, beginning                                                  72,380                 80,784
                                                                --------------------   --------------------
Units outstanding, ending                                                     55,162                 72,380
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                               $         22,746,616
Cost of units redeemed                                                                          (24,971,556)
Account charges                                                                                    (323,290)
Net investment income (loss)                                                                       (251,399)
Net realized gain (loss)                                                                          1,860,300
Realized gain distributions                                                                       1,717,657
Net change in unrealized appreciation (depreciation)                                                114,171
                                                                                       --------------------
Net assets                                                                             $            892,499
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                          BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $         18.56                 11    $           201                N/A               16.2%
12/31/2015                  15.97                 11                180                N/A               -8.3%
12/31/2014                  17.43                 14                239                N/A               13.8%
12/31/2013                  15.31                 18                269                N/A               37.1%
12/31/2012                  11.17                 21                232                N/A               15.5%

                                                          BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $         15.60                 44    $           691               1.30%              14.7%
12/31/2015                  13.60                 61                831               1.30%              -9.5%
12/31/2014                  15.03                 67              1,008               1.30%              12.4%
12/31/2013                  13.38                 77              1,032               1.30%              35.3%
12/31/2012                   9.89                 91                897               1.30%              14.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016               0.6%
2015               0.8%
2014               1.0%
2013               1.2%
2012               0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST NEUBERGER BERMAN SHORT DURATION BOND PORTFOLIO I CLASS - 007575301

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,133,725   $     1,138,096           107,764
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                    (41)
                                                       ---------------
Net assets                                             $     1,133,684
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       133,004            21,213   $          6.27
Band B                                                       1,000,680           190,625              5.25
                                                       ---------------   ---------------
Total                                                  $     1,133,684           211,838
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        16,104
Mortality & expense charges and administrative fees (Band B)                                       (16,506)
                                                                                           ---------------
Net investment income (loss)                                                                          (402)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (30,147)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                31,248
                                                                                           ---------------
Net gain (loss)                                                                                      1,101
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           699
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (402)  $              2,625
Net realized gain (loss)                                                     (30,147)               (18,071)
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                          31,248                  8,745
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                699                 (6,701)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,151,550                 40,493
Cost of units redeemed                                                      (795,977)              (386,474)
Account charges                                                               (5,477)                (4,800)
                                                                --------------------   --------------------
Increase (decrease)                                                          350,096               (350,781)
                                                                --------------------   --------------------
Net increase (decrease)                                                      350,795               (357,482)
Net assets, beginning                                                        782,889              1,140,371
                                                                --------------------   --------------------
Net assets, ending                                              $          1,133,684   $            782,889
                                                                ====================   ====================

Units sold                                                                   219,359                 19,826
Units redeemed                                                              (152,413)               (81,145)
                                                                --------------------   --------------------
Net increase (decrease)                                                       66,946                (61,319)
Units outstanding, beginning                                                 144,892                206,211
                                                                --------------------   --------------------
Units outstanding, ending                                                    211,838                144,892
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                               $         97,542,826
Cost of units redeemed                                                                          (96,044,481)
Account charges                                                                                  (1,299,610)
Net investment income (loss)                                                                      2,270,797
Net realized gain (loss)                                                                         (1,331,477)
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                 (4,371)
                                                                                       --------------------
Net assets                                                                             $          1,133,684
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                          BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          6.27                 21    $           133                N/A                1.2%
12/31/2015                   6.19                 23                143                N/A                0.2%
12/31/2014                   6.18                 51                318                N/A                0.6%
12/31/2013                   6.15                 59                365                N/A                0.6%
12/31/2012                   6.11                 58                357                N/A                4.6%

                                                          BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          5.25                191    $         1,001               1.30%              -0.1%
12/31/2015                   5.25                122                640               1.30%              -1.1%
12/31/2014                   5.31                155                822               1.30%              -0.7%
12/31/2013                   5.35                193              1,032               1.30%              -0.7%
12/31/2012                   5.39                200              1,079               1.30%               3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016               1.7%
2015               1.3%
2014               1.6%
2013               2.1%
2012               3.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
                 PIONEER BOND VCT PORTFOLIO I CLASS - 724027180

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    17,919,317   $    17,854,015         1,634,231
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (8,136)
                                                       ---------------
Net assets                                             $    17,911,181
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     3,017,074           602,495   $          5.01
Band B                                                      14,894,107         2,976,606              5.00
                                                       ---------------   ---------------
Total                                                  $    17,911,181         3,579,101
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        25,947
Mortality & expense charges and administrative fees (Band B)                                       (11,098)
                                                                                           ---------------
Net investment income (loss)                                                                        14,849
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (276)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                65,302
                                                                                           ---------------
Net gain (loss)                                                                                     65,026
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        79,875
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             14,849   $                  0
Net realized gain (loss)                                                        (276)                     0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                          65,302                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             79,875                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  18,022,584                      0
Cost of units redeemed                                                      (184,409)                     0
Account charges                                                               (6,869)                     0
                                                                --------------------   --------------------
Increase (decrease)                                                       17,831,306                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                   17,911,181                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $         17,911,181   $                  0
                                                                ====================   ====================

Units sold                                                                 3,618,026                      0
Units redeemed                                                               (38,925)                     0
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,579,101                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,579,101                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                               $         18,022,584
Cost of units redeemed                                                                             (184,409)
Account charges                                                                                      (6,869)
Net investment income (loss)                                                                         14,849
Net realized gain (loss)                                                                               (276)
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                 65,302
                                                                                       --------------------
Net assets                                                                             $         17,911,181
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/21/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                          BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          5.01                602    $         3,017                N/A                0.2%

                                                          BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          5.00              2,977    $        14,894               1.30%               0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016               0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST PIONEER EMERGING MARKETS VCT PORTFOLIO I CLASS - 724027867

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       273,064   $       379,829            16,927
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                    (15)
                                                       ---------------
Net assets                                             $       273,049
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        14,542             4,849   $          3.00
Band B                                                         258,507            96,491              2.68
                                                       ---------------   ---------------
Total                                                  $       273,049           101,340
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $         1,414
Mortality & expense charges and administrative fees (Band B)                                        (3,552)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,138)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (59,536)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                72,982
                                                                                           ---------------
Net gain (loss)                                                                                     13,446
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        11,308
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,138)  $             15,228
Net realized gain (loss)                                                     (59,536)               (53,169)
Realized gain distributions                                                        0                 67,376
Net change in unrealized appreciation (depreciation)                          72,982                (98,375)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             11,308                (68,940)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      34,740                 49,306
Cost of units redeemed                                                      (108,735)              (125,557)
Account charges                                                                 (974)                (2,305)
                                                                --------------------   --------------------
Increase (decrease)                                                          (74,969)               (78,556)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (63,661)              (147,496)
Net assets, beginning                                                        336,710                484,206
                                                                --------------------   --------------------
Net assets, ending                                              $            273,049   $            336,710
                                                                ====================   ====================

Units sold                                                                    14,996                 16,930
Units redeemed                                                               (43,698)               (42,660)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (28,702)               (25,730)
Units outstanding, beginning                                                 130,042                155,772
                                                                --------------------   --------------------
Units outstanding, ending                                                    101,340                130,042
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                               $         20,390,547
Cost of units redeemed                                                                          (18,343,111)
Account charges                                                                                    (432,793)
Net investment income (loss)                                                                       (248,765)
Net realized gain (loss)                                                                         (1,367,220)
Realized gain distributions                                                                         381,156
Net change in unrealized appreciation (depreciation)                                               (106,765)
                                                                                       --------------------
Net assets                                                                             $            273,049
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                          BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          3.00                  5    $            15                N/A                6.3%
12/31/2015                   2.82                 18                 50                N/A              -15.4%
12/31/2014                   3.33                 30                 99                N/A              -12.6%
12/31/2013                   3.81                 76                290                N/A               -2.0%
12/31/2012                   3.89                 72                279                N/A               12.0%

                                                          BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          2.68                 96    $           259               1.30%               4.9%
12/31/2015                   2.55                112                287               1.30%             -16.5%
12/31/2014                   3.06                126                385               1.30%             -13.7%
12/31/2013                   3.54              2,393              8,471               1.30%              -3.2%
12/31/2012                   3.66              2,229              8,155               1.30%              10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016               0.5%
2015               4.9%
2014               1.2%
2013               1.2%
2012               0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
             PIONEER EQUITY INCOME VCT PORTFOLIO I CLASS - 724027404

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    23,730,063   $    23,920,060           759,127
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (7,311)
                                                       ---------------
Net assets                                             $    23,722,752
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     5,413,858         1,081,486   $          5.01
Band B                                                      18,308,894         3,660,291              5.00
                                                       ---------------   ---------------
Total                                                  $    23,722,752         4,741,777
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        89,499
Mortality & expense charges and administrative fees (Band B)                                       (13,793)
                                                                                           ---------------
Net investment income (loss)                                                                        75,706
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (615)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                              (189,997)
                                                                                           ---------------
Net gain (loss)                                                                                   (190,612)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (114,906)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             75,706   $                  0
Net realized gain (loss)                                                        (615)                     0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                        (189,997)                     0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (114,906)                     0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  24,309,678                      0
Cost of units redeemed                                                      (462,518)                     0
Account charges                                                               (9,502)                     0
                                                                --------------------   --------------------
Increase (decrease)                                                       23,837,658                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                   23,722,752                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $         23,722,752   $                  0
                                                                ====================   ====================

Units sold                                                                 4,842,338                      0
Units redeemed                                                              (100,561)                     0
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,741,777                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,741,777                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                               $         24,309,678
Cost of units redeemed                                                                             (462,518)
Account charges                                                                                      (9,502)
Net investment income (loss)                                                                         75,706
Net realized gain (loss)                                                                               (615)
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                               (189,997)
                                                                                       --------------------
Net assets                                                                             $         23,722,752
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/21/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                          BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          5.01              1,081    $         5,414                N/A                0.1%

                                                          BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          5.00              3,660    $        18,309               1.30%               0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016               0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
                 PIONEER FUND VCT PORTFOLIO I CLASS - 724027875

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,340,229   $     1,675,412            75,625
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                   (143)
                                                       ---------------
Net assets                                             $     1,340,086
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       596,357            69,542   $          8.58
Band B                                                         743,729            62,426             11.91
                                                       ---------------   ---------------
Total                                                  $     1,340,086           131,968
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        17,361
Mortality & expense charges and administrative fees (Band B)                                        (9,652)
                                                                                           ---------------
Net investment income (loss)                                                                         7,709
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (71,750)
Realized gain distributions                                                                        227,467
Net change in unrealized appreciation (depreciation)                                               (54,946)
                                                                                           ---------------
Net gain (loss)                                                                                    100,771
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       108,480
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              7,709   $              3,884
Net realized gain (loss)                                                     (71,750)               (55,782)
Realized gain distributions                                                  227,467                417,424
Net change in unrealized appreciation (depreciation)                         (54,946)              (379,758)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            108,480                (14,232)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      51,309                 57,628
Cost of units redeemed                                                      (200,380)              (377,499)
Account charges                                                               (8,134)               (10,953)
                                                                --------------------   --------------------
Increase (decrease)                                                         (157,205)              (330,824)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (48,725)              (345,056)
Net assets, beginning                                                      1,388,811              1,733,867
                                                                --------------------   --------------------
Net assets, ending                                              $          1,340,086   $          1,388,811
                                                                ====================   ====================

Units sold                                                                     6,049                  6,508
Units redeemed                                                               (21,126)               (37,114)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (15,077)               (30,606)
Units outstanding, beginning                                                 147,045                177,651
                                                                --------------------   --------------------
Units outstanding, ending                                                    131,968                147,045
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                               $        103,631,482
Cost of units redeemed                                                                         (109,041,932)
Account charges                                                                                  (2,778,756)
Net investment income (loss)                                                                        981,653
Net realized gain (loss)                                                                           (808,367)
Realized gain distributions                                                                       9,691,189
Net change in unrealized appreciation (depreciation)                                               (335,183)
                                                                                       --------------------
Net assets                                                                             $          1,340,086
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                          BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          8.58                 70    $           596                N/A                9.8%
12/31/2015                   7.81                 71                558                N/A               -0.1%
12/31/2014                   7.81                 74                576                N/A               11.0%
12/31/2013                   7.04                178              1,253                N/A               33.3%
12/31/2012                   5.28                245              1,294                N/A               10.2%

                                                          BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $         11.91                 62    $           744               1.30%               8.4%
12/31/2015                  10.99                 76                831               1.30%              -1.4%
12/31/2014                  11.14                104              1,158               1.30%               9.6%
12/31/2013                  10.17              2,818             28,646               1.30%              31.6%
12/31/2012                   7.73              4,242             32,776               1.30%               8.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016               1.3%
2015               1.1%
2014               1.1%
2013               1.2%
2012               1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO I CLASS - 724027230

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,054,423   $     2,148,833            87,197
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                    (58)
                                                       ---------------
Net assets                                             $     2,054,365
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       950,277            64,589   $         14.71
Band B                                                       1,104,088            72,567             15.21
                                                       ---------------   ---------------
Total                                                  $     2,054,365           137,156
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges and administrative fees (Band B)                                       (14,256)
                                                                                           ---------------
Net investment income (loss)                                                                       (14,256)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (7,253)
Realized gain distributions                                                                        271,468
Net change in unrealized appreciation (depreciation)                                              (189,289)
                                                                                           ---------------
Net gain (loss)                                                                                     74,926
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        60,670
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (14,256)  $            (16,515)
Net realized gain (loss)                                                      (7,253)                60,648
Realized gain distributions                                                  271,468                264,462
Net change in unrealized appreciation (depreciation)                        (189,289)              (278,487)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             60,670                 30,108
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     207,004                 69,562
Cost of units redeemed                                                      (339,750)              (345,336)
Account charges                                                              (17,304)               (20,295)
                                                                --------------------   --------------------
Increase (decrease)                                                         (150,050)              (296,069)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (89,380)              (265,961)
Net assets, beginning                                                      2,143,745              2,409,706
                                                                --------------------   --------------------
Net assets, ending                                              $          2,054,365   $          2,143,745
                                                                ====================   ====================

Units sold                                                                    14,843                  5,368
Units redeemed                                                               (25,073)               (25,289)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (10,230)               (19,921)
Units outstanding, beginning                                                 147,386                167,307
                                                                --------------------   --------------------
Units outstanding, ending                                                    137,156                147,386
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                               $         17,345,557
Cost of units redeemed                                                                          (18,555,142)
Account charges                                                                                    (749,375)
Net investment income (loss)                                                                       (272,971)
Net realized gain (loss)                                                                          1,653,504
Realized gain distributions                                                                       2,727,202
Net change in unrealized appreciation (depreciation)                                                (94,410)
                                                                                       --------------------
Net assets                                                                             $          2,054,365
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                          BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $         14.71                 65    $           950                N/A                3.7%
12/31/2015                  14.18                 68                969                N/A                1.6%
12/31/2014                  13.96                 80              1,115                N/A                9.4%
12/31/2013                  12.75                 88              1,125                N/A               42.5%
12/31/2012                   8.95                101                905                N/A                7.0%

                                                          BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $         15.21                 73    $         1,104               1.30%               2.4%
12/31/2015                  14.86                 79              1,174               1.30%               0.3%
12/31/2014                  14.81                 87              1,295               1.30%               8.0%
12/31/2013                  13.71                111              1,527               1.30%              40.6%
12/31/2012                   9.75                138              1,343               1.30%               5.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016               0.0%
2015               0.0%
2014               0.0%
2013               0.0%
2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
            PIONEER EQUITY INCOME VCT PORTFOLIO II CLASS - 724027826

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       347,585   $       328,350            11,058
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                    (14)
                                                       ---------------
Net assets                                             $       347,571
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        99,980             6,729   $         14.86
Band B                                                         247,591            18,409             13.45
                                                       ---------------   ---------------
Total                                                  $       347,571            25,138
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $         4,719
Mortality & expense charges and administrative fees (Band B)                                        (2,516)
                                                                                           ---------------
Net investment income (loss)                                                                         2,203
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             7,671
Realized gain distributions                                                                         13,814
Net change in unrealized appreciation (depreciation)                                                19,256
                                                                                           ---------------
Net gain (loss)                                                                                     40,741
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        42,944
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,203   $                750
Net realized gain (loss)                                                       7,671                 25,155
Realized gain distributions                                                   13,814                  6,292
Net change in unrealized appreciation (depreciation)                          19,256                (34,628)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             42,944                 (2,431)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     339,009                 23,842
Cost of units redeemed                                                       (92,956)              (125,400)
Account charges                                                               (1,217)                  (567)
                                                                --------------------   --------------------
Increase (decrease)                                                          244,836               (102,125)
                                                                --------------------   --------------------
Net increase (decrease)                                                      287,780               (104,556)
Net assets, beginning                                                         59,791                164,347
                                                                --------------------   --------------------
Net assets, ending                                              $            347,571   $             59,791
                                                                ====================   ====================

Units sold                                                                    37,444                  2,200
Units redeemed                                                               (17,464)               (11,241)
                                                                --------------------   --------------------
Net increase (decrease)                                                       19,980                 (9,041)
Units outstanding, beginning                                                   5,158                 14,199
                                                                --------------------   --------------------
Units outstanding, ending                                                     25,138                  5,158
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                               $            556,649
Cost of units redeemed                                                                             (299,652)
Account charges                                                                                      (3,332)
Net investment income (loss)                                                                          9,028
Net realized gain (loss)                                                                             45,537
Realized gain distributions                                                                          20,106
Net change in unrealized appreciation (depreciation)                                                 19,235
                                                                                       --------------------
Net assets                                                                             $            347,571
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                          BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $         14.86                  7    $           100                N/A               19.5%
12/31/2015                  12.43                  1                 12                N/A                0.2%
12/31/2014                  12.40                  1                 10                N/A               12.8%
12/31/2013                  11.00                  0                  4                N/A               28.8%
12/31/2012                   8.54                  1                  4                N/A               10.0%

                                                          BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $         13.45                 18    $           248               1.30%              18.0%
12/31/2015                  11.40                  4                 48               1.30%              -1.1%
12/31/2014                  11.52                 13                154               1.30%              11.3%
12/31/2013                  10.35                 13                139               1.30%              27.2%
12/31/2012                   8.14                  9                 76               1.30%               8.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016               2.3%
2015               2.2%
2014               2.7%
2013               2.4%
2012               4.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST ROYCE CAPITAL SMALL-CAP PORTFOLIO INVESTOR CLASS - 78080T105

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       627,328   $       734,651            74,590
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                    (22)
                                                       ---------------
Net assets                                             $       627,306
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        18,563             1,990   $          9.33
Band B                                                         608,743            73,044              8.33
                                                       ---------------   ---------------
Total                                                  $       627,306            75,034
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        10,225
Mortality & expense charges and administrative fees (Band B)                                        (7,611)
                                                                                           ---------------
Net investment income (loss)                                                                         2,614
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (34,751)
Realized gain distributions                                                                        101,088
Net change in unrealized appreciation (depreciation)                                                38,009
                                                                                           ---------------
Net gain (loss)                                                                                    104,346
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       106,960
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,614   $             (3,215)
Net realized gain (loss)                                                     (34,751)                 5,514
Realized gain distributions                                                  101,088                138,769
Net change in unrealized appreciation (depreciation)                          38,009               (226,895)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            106,960                (85,827)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      78,090                 35,862
Cost of units redeemed                                                      (142,971)               (28,749)
Account charges                                                               (1,931)                (2,069)
                                                                --------------------   --------------------
Increase (decrease)                                                          (66,812)                 5,044
                                                                --------------------   --------------------
Net increase (decrease)                                                       40,148                (80,783)
Net assets, beginning                                                        587,158                667,941
                                                                --------------------   --------------------
Net assets, ending                                              $            627,306   $            587,158
                                                                ====================   ====================

Units sold                                                                    10,996                  4,756
Units redeemed                                                               (19,830)                (3,991)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (8,834)                   765
Units outstanding, beginning                                                  83,868                 83,103
                                                                --------------------   --------------------
Units outstanding, ending                                                     75,034                 83,868
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                               $          1,319,312
Cost of units redeemed                                                                           (1,012,344)
Account charges                                                                                     (16,366)
Net investment income (loss)                                                                        (24,883)
Net realized gain (loss)                                                                             88,453
Realized gain distributions                                                                         380,457
Net change in unrealized appreciation (depreciation)                                               (107,323)
                                                                                       --------------------
Net assets                                                                             $            627,306
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                          BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          9.33                  2    $            19                N/A               21.0%
12/31/2015                   7.71                  2                 19                N/A              -11.8%
12/31/2014                   8.74                  2                 20                N/A                3.2%
12/31/2013                   8.47                  2                 19                N/A               34.8%
12/31/2012                   6.29                  4                 26                N/A               12.5%

                                                          BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          8.33                 73    $           609               1.30%              19.4%
12/31/2015                   6.98                 81                568               1.30%             -12.9%
12/31/2014                   8.02                 81                648               1.30%               1.9%
12/31/2013                   7.87                 87                688               1.30%              33.0%
12/31/2012                   5.91                106                624               1.30%              11.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016               1.7%
2015               0.8%
2014               0.1%
2013               1.0%
2012               0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
              T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - 77954T506

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    42,285,890   $    32,035,603         1,819,838
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                (83,806)
                                                       ---------------
Net assets                                             $    42,202,084
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     2,185,851           157,872   $         13.85
Band B                                                      40,016,233         3,363,662             11.90
                                                       ---------------   ---------------
Total                                                  $    42,202,084         3,521,534
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges and administrative fees (Band B)                                      (543,403)
                                                                                           ---------------
Net investment income (loss)                                                                      (543,403)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         2,176,346
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                            (2,156,994)
                                                                                           ---------------
Net gain (loss)                                                                                     19,352
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (524,051)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (543,403)  $           (676,974)
Net realized gain (loss)                                                   2,176,346              8,813,520
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                      (2,156,994)            (2,919,632)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (524,051)             5,216,914
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,972,405              3,798,151
Cost of units redeemed                                                    (9,888,229)           (16,735,379)
Account charges                                                             (255,741)              (335,374)
                                                                --------------------   --------------------
Increase (decrease)                                                       (7,171,565)           (13,272,602)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (7,695,616)            (8,055,688)
Net assets, beginning                                                     49,897,700             57,953,388
                                                                --------------------   --------------------
Net assets, ending                                              $         42,202,084   $         49,897,700
                                                                ====================   ====================

Units sold                                                                   304,964                376,775
Units redeemed                                                              (931,569)            (1,519,439)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (626,605)            (1,142,664)
Units outstanding, beginning                                               4,148,139              5,290,803
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,521,534              4,148,139
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                               $         73,864,647
Cost of units redeemed                                                                          (56,416,458)
Account charges                                                                                  (1,740,486)
Net investment income (loss)                                                                     (2,966,638)
Net realized gain (loss)                                                                         19,210,732
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                             10,250,287
                                                                                       --------------------
Net assets                                                                             $         42,202,084
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                          BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $         13.85                158    $         2,186                N/A                0.8%
12/31/2015                  13.74                165              2,261                N/A               11.1%
12/31/2014                  12.37                161              1,994                N/A                9.2%
12/31/2013                  11.33                 88                998                N/A               41.2%
12/31/2012                   8.03                119                956                N/A               18.3%

                                                          BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $         11.90              3,364    $        40,016               1.30%              -0.5%
12/31/2015                  11.96              3,984             47,636               1.30%               9.6%
12/31/2014                  10.91              5,130             55,960               1.30%               7.8%
12/31/2013                  10.12              2,799             28,337               1.30%              39.3%
12/31/2012                   7.27              3,079             22,374               1.30%              16.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016               0.0%
2015               0.0%
2014               0.0%
2013               0.0%
2012               0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
               T. ROWE PRICE MID-CAP GROWTH PORTFOLIO - 77954T407

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,954,919   $     4,708,243           193,770
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                   (202)
                                                       ---------------
Net assets                                             $     4,954,717
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     1,737,145            84,651   $         20.52
Band B                                                       3,217,572           148,128             21.72
                                                       ---------------   ---------------
Total                                                  $     4,954,717           232,779
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges and administrative fees (Band B)                                       (44,211)
                                                                                           ---------------
Net investment income (loss)                                                                       (44,211)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           175,225
Realized gain distributions                                                                        320,995
Net change in unrealized appreciation (depreciation)                                              (201,142)
                                                                                           ---------------
Net gain (loss)                                                                                    295,078
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       250,867
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (44,211)  $            (49,594)
Net realized gain (loss)                                                     175,225                259,922
Realized gain distributions                                                  320,995                773,126
Net change in unrealized appreciation (depreciation)                        (201,142)              (655,142)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            250,867                328,312
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     931,431                494,401
Cost of units redeemed                                                    (1,949,272)              (829,227)
Account charges                                                              (41,002)               (48,227)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,058,843)              (383,053)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (807,976)               (54,741)
Net assets, beginning                                                      5,762,693              5,817,434
                                                                --------------------   --------------------
Net assets, ending                                              $          4,954,717   $          5,762,693
                                                                ====================   ====================

Units sold                                                                    47,542                 24,188
Units redeemed                                                               (99,682)               (44,295)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (52,140)               (20,107)
Units outstanding, beginning                                                 284,919                305,026
                                                                --------------------   --------------------
Units outstanding, ending                                                    232,779                284,919
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                               $         60,796,348
Cost of units redeemed                                                                          (69,413,478)
Account charges                                                                                  (1,516,686)
Net investment income (loss)                                                                     (1,268,883)
Net realized gain (loss)                                                                          5,618,442
Realized gain distributions                                                                      10,492,298
Net change in unrealized appreciation (depreciation)                                                246,676
                                                                                       --------------------
Net assets                                                                             $          4,954,717
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2000
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                          BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $         20.52                 85    $         1,737                N/A                6.3%
12/31/2015                  19.31                 99              1,905                N/A                6.6%
12/31/2014                  18.12                120              2,177                N/A               13.1%
12/31/2013                  16.02                140              2,243                N/A               36.7%
12/31/2012                  11.72                182              2,134                N/A               13.9%

                                                          BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $         21.72                148    $         3,218               1.30%               4.9%
12/31/2015                  20.71                186              3,858               1.30%               5.2%
12/31/2014                  19.69                185              3,641               1.30%              11.7%
12/31/2013                  17.63                255              4,495               1.30%              34.9%
12/31/2012                  13.07                404              5,286               1.30%              12.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016               0.0%
2015               0.0%
2014               0.0%
2013               0.0%
2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
              T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO - 77954R104

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,635,629   $     2,686,811           544,519
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                   (150)
                                                       ---------------
Net assets                                             $     2,635,479
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       762,773            86,676   $          8.80
Band B                                                       1,872,706           315,377              5.94
                                                       ---------------   ---------------
Total                                                  $     2,635,479           402,053
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        37,365
Mortality & expense charges and administrative fees (Band B)                                       (25,506)
                                                                                           ---------------
Net investment income (loss)                                                                        11,859
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (7,038)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                 8,323
                                                                                           ---------------
Net gain (loss)                                                                                      1,285
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        13,144
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             11,859   $              6,308
Net realized gain (loss)                                                      (7,038)               (15,689)
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                           8,323                 (8,803)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             13,144                (18,184)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     149,428                135,574
Cost of units redeemed                                                      (464,212)              (839,341)
Account charges                                                              (18,492)               (23,522)
                                                                --------------------   --------------------
Increase (decrease)                                                         (333,276)              (727,289)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (320,132)              (745,473)
Net assets, beginning                                                      2,955,611              3,701,084
                                                                --------------------   --------------------
Net assets, ending                                              $          2,635,479   $          2,955,611
                                                                ====================   ====================

Units sold                                                                    25,189                 33,096
Units redeemed                                                               (78,249)              (138,944)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (53,060)              (105,848)
Units outstanding, beginning                                                 455,113                560,961
                                                                --------------------   --------------------
Units outstanding, ending                                                    402,053                455,113
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                               $        154,149,716
Cost of units redeemed                                                                         (153,839,420)
Account charges                                                                                  (3,613,257)
Net investment income (loss)                                                                      5,923,897
Net realized gain (loss)                                                                           (593,748)
Realized gain distributions                                                                         659,473
Net change in unrealized appreciation (depreciation)                                                (51,182)
                                                                                       --------------------
Net assets                                                                             $          2,635,479
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2000
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                          BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          8.80                 87    $           763                N/A                1.4%
12/31/2015                   8.68                 93                805                N/A                0.3%
12/31/2014                   8.65                127              1,103                N/A                0.6%
12/31/2013                   8.60                318              2,733                N/A                0.1%
12/31/2012                   8.59                360              3,092                N/A                2.5%

                                                          BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          5.94                315    $         1,873               1.30%               0.1%
12/31/2015                   5.93                362              2,150               1.30%              -1.0%
12/31/2014                   5.99                434              2,599               1.30%              -0.7%
12/31/2013                   6.03              9,219             55,619               1.30%              -1.2%
12/31/2012                   6.10              8,770             53,536               1.30%               1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016               1.3%
2015               1.1%
2014               1.2%
2013               1.6%
2012               2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
                T. ROWE PRICE EQUITY INCOME PORTFOLIO - 77954T100

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    10,241,591   $     8,770,213           361,370
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                   (325)
                                                       ---------------
Net assets                                             $    10,241,266
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     4,212,187           293,893   $         14.33
Band B                                                       6,029,079           473,272             12.74
                                                       ---------------   ---------------
Total                                                  $    10,241,266           767,165
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       220,394
Mortality & expense charges and administrative fees (Band B)                                       (70,596)
                                                                                           ---------------
Net investment income (loss)                                                                       149,798
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           204,249
Realized gain distributions                                                                        948,194
Net change in unrealized appreciation (depreciation)                                               296,239
                                                                                           ---------------
Net gain (loss)                                                                                  1,448,682
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     1,598,480
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            149,798   $            109,921
Net realized gain (loss)                                                     204,249                424,070
Realized gain distributions                                                  948,194                210,633
Net change in unrealized appreciation (depreciation)                         296,239             (1,551,256)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,598,480               (806,632)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     641,343                337,994
Cost of units redeemed                                                    (1,263,161)            (1,838,877)
Account charges                                                              (74,062)               (83,123)
                                                                --------------------   --------------------
Increase (decrease)                                                         (695,880)            (1,584,006)
                                                                --------------------   --------------------
Net increase (decrease)                                                      902,600             (2,390,638)
Net assets, beginning                                                      9,338,666             11,729,304
                                                                --------------------   --------------------
Net assets, ending                                              $         10,241,266   $          9,338,666
                                                                ====================   ====================

Units sold                                                                    61,087                 34,826
Units redeemed                                                              (119,546)              (166,975)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (58,459)              (132,149)
Units outstanding, beginning                                                 825,624                957,773
                                                                --------------------   --------------------
Units outstanding, ending                                                    767,165                825,624
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                               $         77,766,040
Cost of units redeemed                                                                          (84,043,501)
Account charges                                                                                  (3,220,461)
Net investment income (loss)                                                                      3,908,024
Net realized gain (loss)                                                                          6,544,528
Realized gain distributions                                                                       7,815,258
Net change in unrealized appreciation (depreciation)                                              1,471,378
                                                                                       --------------------
Net assets                                                                             $         10,241,266
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                          BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $         14.33                294    $         4,212                N/A               19.2%
12/31/2015                  12.03                332              3,993                N/A               -6.9%
12/31/2014                  12.91                395              5,106                N/A                7.4%
12/31/2013                  12.03                451              5,427                N/A               29.7%
12/31/2012                   9.27                572              5,306                N/A               17.1%

                                                          BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $         12.74                473    $         6,029               1.30%              17.6%
12/31/2015                  10.83                494              5,345               1.30%              -8.1%
12/31/2014                  11.78                562              6,623               1.30%               6.0%
12/31/2013                  11.11                673              7,475               1.30%              28.0%
12/31/2012                   8.68                865              7,511               1.30%              15.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016               2.3%
2015               1.8%
2014               1.7%
2013               1.6%
2012               2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
              TIMOTHY PLAN CONSERVATIVE GROWTH VARIABLE - 887432714

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    18,058,982   $    18,969,818         1,726,397
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                   (863)
                                                       ---------------
Net assets                                             $    18,058,119
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     1,125,425           137,914   $          8.16
Band B                                                      16,932,694         2,414,977              7.01
                                                       ---------------   ---------------
Total                                                  $    18,058,119         2,552,891
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       133,165
Mortality & expense charges and administrative fees (Band B)                                      (233,436)
                                                                                           ---------------
Net investment income (loss)                                                                      (100,271)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (80,870)
Realized gain distributions                                                                      1,285,997
Net change in unrealized appreciation (depreciation)                                              (246,607)
                                                                                           ---------------
Net gain (loss)                                                                                    958,520
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       858,249
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (100,271)  $              4,680
Net realized gain (loss)                                                     (80,870)               516,165
Realized gain distributions                                                1,285,997              1,509,564
Net change in unrealized appreciation (depreciation)                        (246,607)            (2,925,569)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            858,249               (895,160)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     399,745                826,721
Cost of units redeemed                                                    (3,580,620)            (5,097,375)
Account charges                                                             (131,765)              (180,087)
                                                                --------------------   --------------------
Increase (decrease)                                                       (3,312,640)            (4,450,741)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,454,391)            (5,345,901)
Net assets, beginning                                                     20,512,510             25,858,411
                                                                --------------------   --------------------
Net assets, ending                                              $         18,058,119   $         20,512,510
                                                                ====================   ====================

Units sold                                                                   132,189                187,688
Units redeemed                                                              (611,837)              (826,122)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (479,648)              (638,434)
Units outstanding, beginning                                               3,032,539              3,670,973
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,552,891              3,032,539
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                               $         70,002,378
Cost of units redeemed                                                                          (57,204,049)
Account charges                                                                                  (2,838,249)
Net investment income (loss)                                                                        952,772
Net realized gain (loss)                                                                            353,395
Realized gain distributions                                                                       7,702,708
Net change in unrealized appreciation (depreciation)                                               (910,836)
                                                                                       --------------------
Net assets                                                                             $         18,058,119
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                          BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          8.16                138    $         1,125                N/A                5.9%
12/31/2015                   7.71                163              1,259                N/A               -2.9%
12/31/2014                   7.94                168              1,336                N/A                2.6%
12/31/2013                   7.74                162              1,252                N/A               10.1%
12/31/2012                   7.03                160              1,123                N/A                7.8%

                                                          BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          7.01              2,415    $        16,933               1.30%               4.5%
12/31/2015                   6.71              2,869             19,254               1.30%              -4.2%
12/31/2014                   7.00              3,503             24,522               1.30%               1.3%
12/31/2013                   6.91              4,154             28,720               1.30%               8.7%
12/31/2012                   6.36              5,317             33,823               1.30%               6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016               0.7%
2015               1.3%
2014               2.1%
2013               0.9%
2012               1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST TIMOTHY PLAN STRATEGIC GROWTH VARIABLE - 887432722

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    18,310,458   $    18,112,087         1,814,626
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                   (878)
                                                       ---------------
Net assets                                             $    18,309,580
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       365,166            45,090   $          8.10
Band B                                                      17,944,414         2,578,850              6.96
                                                       ---------------   ---------------
Total                                                  $    18,309,580         2,623,940
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        69,303
Mortality & expense charges and administrative fees (Band B)                                      (233,632)
                                                                                           ---------------
Net investment income (loss)                                                                      (164,329)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            99,880
Realized gain distributions                                                                      1,507,683
Net change in unrealized appreciation (depreciation)                                              (684,704)
                                                                                           ---------------
Net gain (loss)                                                                                    922,859
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       758,530
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (164,329)  $              7,411
Net realized gain (loss)                                                      99,880                657,487
Realized gain distributions                                                1,507,683              1,018,934
Net change in unrealized appreciation (depreciation)                        (684,704)            (2,676,499)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            758,530               (992,667)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     368,590                830,560
Cost of units redeemed                                                    (1,607,658)            (3,198,625)
Account charges                                                             (119,584)              (153,880)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,358,652)            (2,521,945)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (600,122)            (3,514,612)
Net assets, beginning                                                     18,909,702             22,424,314
                                                                --------------------   --------------------
Net assets, ending                                              $         18,309,580   $         18,909,702
                                                                ====================   ====================

Units sold                                                                    62,635                174,415
Units redeemed                                                              (259,917)              (532,213)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (197,282)              (357,798)
Units outstanding, beginning                                               2,821,222              3,179,020
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,623,940              2,821,222
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                               $         45,617,865
Cost of units redeemed                                                                          (28,850,981)
Account charges                                                                                  (1,403,198)
Net investment income (loss)                                                                       (378,202)
Net realized gain (loss)                                                                         (1,725,253)
Realized gain distributions                                                                       4,850,978
Net change in unrealized appreciation (depreciation)                                                198,371
                                                                                       --------------------
Net assets                                                                             $         18,309,580
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                          BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          8.10                 45    $           365                N/A                5.5%
12/31/2015                   7.68                 56                430                N/A               -3.7%
12/31/2014                   7.98                 72                576                N/A                1.6%
12/31/2013                   7.85                132              1,033                N/A               18.1%
12/31/2012                   6.64                 64                427                N/A               11.4%

                                                          BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          6.96              2,579    $        17,944               1.30%               4.1%
12/31/2015                   6.68              2,765             18,480               1.30%              -5.0%
12/31/2014                   7.03              3,107             21,848               1.30%               0.3%
12/31/2013                   7.01              2,987             20,947               1.30%              16.6%
12/31/2012                   6.01              2,422             14,564               1.30%              10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016               0.4%
2015               1.3%
2014               1.8%
2013               0.7%
2012               1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST TOPS MANAGED RISK BALANCED ETF PORTFOLIO 2 CLASS - 66537U734

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       563,871   $       561,809            50,344
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                    (12)
                                                       ---------------
Net assets                                             $       563,859
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       205,933            40,287   $          5.11
Band B                                                         357,926            72,113              4.96
                                                       ---------------   ---------------
Total                                                  $       563,859           112,400
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $         7,459
Mortality & expense charges and administrative fees (Band B)                                        (4,450)
                                                                                           ---------------
Net investment income (loss)                                                                         3,009
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (5,414)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                32,019
                                                                                           ---------------
Net gain (loss)                                                                                     26,605
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        29,614
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              3,009   $              3,988
Net realized gain (loss)                                                      (5,414)                  (741)
Realized gain distributions                                                        0                 10,793
Net change in unrealized appreciation (depreciation)                          32,019                (30,912)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             29,614                (16,872)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     117,926                404,821
Cost of units redeemed                                                       (84,395)               (47,334)
Account charges                                                               (5,256)                (3,193)
                                                                --------------------   --------------------
Increase (decrease)                                                           28,275                354,294
                                                                --------------------   --------------------
Net increase (decrease)                                                       57,889                337,422
Net assets, beginning                                                        505,970                168,548
                                                                --------------------   --------------------
Net assets, ending                                              $            563,859   $            505,970
                                                                ====================   ====================

Units sold                                                                    35,498                 89,857
Units redeemed                                                               (29,364)               (17,076)
                                                                --------------------   --------------------
Net increase (decrease)                                                        6,134                 72,781
Units outstanding, beginning                                                 106,266                 33,485
                                                                --------------------   --------------------
Units outstanding, ending                                                    112,400                106,266
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                               $            690,560
Cost of units redeemed                                                                             (131,729)
Account charges                                                                                      (8,568)
Net investment income (loss)                                                                          6,896
Net realized gain (loss)                                                                             (6,155)
Realized gain distributions                                                                          10,793
Net change in unrealized appreciation (depreciation)                                                  2,062
                                                                                       --------------------
Net assets                                                                             $            563,859
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                          BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          5.11                 40    $           206                N/A                6.2%
12/31/2015                   4.81                 38                181                N/A               -4.5%
12/31/2014                   5.04                 23                118                N/A                0.8%

                                                          BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          4.96                 72    $           358               1.30%               4.9%
12/31/2015                   4.73                 69                325               1.30%              -5.7%
12/31/2014                   5.02                 10                 51               1.30%               0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016               1.4%
2015               1.7%
2014               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST TOPS MANAGED RISK GROWTH ETF PORTFOLIO 2 CLASS - 66537U684

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       763,331   $       792,208            70,216
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                    (65)
                                                       ---------------
Net assets                                             $       763,266
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       219,982            45,741   $          4.81
Band B                                                         543,284           116,339              4.67
                                                       ---------------   ---------------
Total                                                  $       763,266           162,080
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        11,899
Mortality & expense charges and administrative fees (Band B)                                        (6,861)
                                                                                           ---------------
Net investment income (loss)                                                                         5,038
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (16,286)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                46,347
                                                                                           ---------------
Net gain (loss)                                                                                     30,061
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        35,099
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              5,038   $              4,111
Net realized gain (loss)                                                     (16,286)                (1,030)
Realized gain distributions                                                        0                  2,387
Net change in unrealized appreciation (depreciation)                          46,347                (75,344)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             35,099                (69,876)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     136,020                843,625
Cost of units redeemed                                                      (178,340)               (81,495)
Account charges                                                               (3,957)                (1,660)
                                                                --------------------   --------------------
Increase (decrease)                                                          (46,277)               760,470
                                                                --------------------   --------------------
Net increase (decrease)                                                      (11,178)               690,594
Net assets, beginning                                                        774,444                 83,850
                                                                --------------------   --------------------
Net assets, ending                                              $            763,266   $            774,444
                                                                ====================   ====================

Units sold                                                                    29,873                172,205
Units redeemed                                                               (39,878)               (16,900)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (10,005)               155,305
Units outstanding, beginning                                                 172,085                 16,780
                                                                --------------------   --------------------
Units outstanding, ending                                                    162,080                172,085
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                               $          1,063,455
Cost of units redeemed                                                                             (259,835)
Account charges                                                                                      (5,617)
Net investment income (loss)                                                                          9,069
Net realized gain (loss)                                                                            (17,316)
Realized gain distributions                                                                           2,387
Net change in unrealized appreciation (depreciation)                                                (28,877)
                                                                                       --------------------
Net assets                                                                             $            763,266
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                          BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          4.81                 46    $           220                N/A                5.6%
12/31/2015                   4.56                 44                201                N/A               -9.1%
12/31/2014                   5.01                  0                  0                N/A                0.3%

                                                          BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          4.67                116    $           543               1.30%               4.2%
12/31/2015                   4.48                128                573               1.30%             -10.3%
12/31/2014                   5.00                 17                 84               1.30%              -0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016               1.5%
2015               1.8%
2014               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
       TOPS MANAGED RISK MODERATE GROWTH ETF PORTFOLIO 2 CLASS - 66537U718

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,762,937   $     4,849,983           421,496
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                    (15)
                                                       ---------------
Net assets                                             $     4,762,922
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     3,382,095           673,675   $          5.02
Band B                                                       1,380,827           283,258              4.87
                                                       ---------------   ---------------
Total                                                  $     4,762,922           956,933
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        74,472
Mortality & expense charges and administrative fees (Band B)                                       (18,008)
                                                                                           ---------------
Net investment income (loss)                                                                        56,464
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (111,847)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                               288,377
                                                                                           ---------------
Net gain (loss)                                                                                    176,530
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       232,994
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             56,464   $             35,035
Net realized gain (loss)                                                    (111,847)               (29,871)
Realized gain distributions                                                        0                 76,603
Net change in unrealized appreciation (depreciation)                         288,377               (375,560)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            232,994               (293,793)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,482,742              4,417,236
Cost of units redeemed                                                    (1,205,031)               (15,524)
Account charges                                                              (50,923)               (24,164)
                                                                --------------------   --------------------
Increase (decrease)                                                          226,788              4,377,548
                                                                --------------------   --------------------
Net increase (decrease)                                                      459,782              4,083,755
Net assets, beginning                                                      4,303,140                219,385
                                                                --------------------   --------------------
Net assets, ending                                              $          4,762,922   $          4,303,140
                                                                ====================   ====================

Units sold                                                                   312,614                956,094
Units redeemed                                                              (273,359)               (82,044)
                                                                --------------------   --------------------
Net increase (decrease)                                                       39,255                874,050
Units outstanding, beginning                                                 917,678                 43,628
                                                                --------------------   --------------------
Units outstanding, ending                                                    956,933                917,678
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                               $          6,119,337
Cost of units redeemed                                                                           (1,220,555)
Account charges                                                                                     (75,153)
Net investment income (loss)                                                                         91,454
Net realized gain (loss)                                                                           (141,718)
Realized gain distributions                                                                          76,603
Net change in unrealized appreciation (depreciation)                                                (87,046)
                                                                                       --------------------
Net assets                                                                             $          4,762,922
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                          BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          5.02                674    $         3,382                N/A                6.3%
12/31/2015                   4.72                523              2,471                N/A               -6.4%
12/31/2014                   5.04                  7                 37                N/A                0.9%

                                                          BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          4.87                283    $         1,381               1.30%               4.9%
12/31/2015                   4.65                394              1,832               1.30%              -7.6%
12/31/2014                   5.03                 36                182               1.30%               0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016               1.6%
2015               2.1%
2014               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
              VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO - 921925871

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,604,518   $     1,595,921            93,771
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                    (72)
                                                       ---------------
Net assets                                             $     1,604,446
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       113,899            12,567   $          9.06
Band B                                                       1,490,547           184,074              8.10
                                                       ---------------   ---------------
Total                                                  $     1,604,446           196,641
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        23,283
Mortality & expense charges and administrative fees (Band B)                                       (10,569)
                                                                                           ---------------
Net investment income (loss)                                                                        12,714
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (16,841)
Realized gain distributions                                                                         47,627
Net change in unrealized appreciation (depreciation)                                                60,654
                                                                                           ---------------
Net gain (loss)                                                                                     91,440
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       104,154
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             12,714   $             15,911
Net realized gain (loss)                                                     (16,841)                (1,153)
Realized gain distributions                                                   47,627                 68,509
Net change in unrealized appreciation (depreciation)                          60,654               (110,256)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            104,154                (26,989)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     804,373                170,472
Cost of units redeemed                                                      (154,617)              (301,486)
Account charges                                                               (4,179)                (5,420)
                                                                --------------------   --------------------
Increase (decrease)                                                          645,577               (136,434)
                                                                --------------------   --------------------
Net increase (decrease)                                                      749,731               (163,423)
Net assets, beginning                                                        854,715              1,018,138
                                                                --------------------   --------------------
Net assets, ending                                              $          1,604,446   $            854,715
                                                                ====================   ====================

Units sold                                                                   112,151                 23,371
Units redeemed                                                               (31,586)               (40,880)
                                                                --------------------   --------------------
Net increase (decrease)                                                       80,565                (17,509)
Units outstanding, beginning                                                 116,076                133,585
                                                                --------------------   --------------------
Units outstanding, ending                                                    196,641                116,076
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                               $         38,093,929
Cost of units redeemed                                                                          (52,999,080)
Account charges                                                                                    (882,976)
Net investment income (loss)                                                                      1,119,430
Net realized gain (loss)                                                                         14,907,574
Realized gain distributions                                                                       1,356,972
Net change in unrealized appreciation (depreciation)                                                  8,597
                                                                                       --------------------
Net assets                                                                             $          1,604,446
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                          BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          9.06                 13    $           114                N/A               13.0%
12/31/2015                   8.02                 15                124                N/A               -2.5%
12/31/2014                   8.23                 16                128                N/A                9.8%
12/31/2013                   7.49                129                966                N/A               29.4%
12/31/2012                   5.79                129                749                N/A               16.5%

                                                          BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          8.10                184    $         1,491               1.30%              11.5%
12/31/2015                   7.26                101                730               1.30%              -3.7%
12/31/2014                   7.54                118                890               1.30%               8.4%
12/31/2013                   6.96              4,439             30,879               1.30%              27.7%
12/31/2012                   5.45              4,565             24,862               1.30%              15.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016               1.9%
2015               2.8%
2014               4.3%
2013               2.1%
2012               1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
                VANGUARD VIF MID-CAP INDEX PORTFOLIO - 921925855

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    18,873,241   $    15,961,928           892,609
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                (30,249)
                                                       ---------------
Net assets                                             $    18,842,992
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     1,466,911           105,047   $         13.96
Band B                                                      17,376,081         1,448,201             12.00
                                                       ---------------   ---------------
Total                                                  $    18,842,992         1,553,248
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       246,972
Mortality & expense charges and administrative fees (Band B)                                      (217,960)
                                                                                           ---------------
Net investment income (loss)                                                                        29,012
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           396,480
Realized gain distributions                                                                      1,228,097
Net change in unrealized appreciation (depreciation)                                                53,487
                                                                                           ---------------
Net gain (loss)                                                                                  1,678,064
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     1,707,076
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             29,012   $              9,827
Net realized gain (loss)                                                     396,480              2,032,494
Realized gain distributions                                                1,228,097              1,197,795
Net change in unrealized appreciation (depreciation)                          53,487             (3,619,730)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,707,076               (379,614)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,213,127              1,585,762
Cost of units redeemed                                                    (3,163,792)            (6,226,856)
Account charges                                                             (104,160)              (128,299)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,054,825)            (4,769,393)
                                                                --------------------   --------------------
Net increase (decrease)                                                      652,251             (5,149,007)
Net assets, beginning                                                     18,190,741             23,339,748
                                                                --------------------   --------------------
Net assets, ending                                              $         18,842,992   $         18,190,741
                                                                ====================   ====================

Units sold                                                                   213,241                156,598
Units redeemed                                                              (308,277)              (570,614)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (95,036)              (414,016)
Units outstanding, beginning                                               1,648,284              2,062,300
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,553,248              1,648,284
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                               $         59,582,395
Cost of units redeemed                                                                          (48,650,901)
Account charges                                                                                  (1,474,056)
Net investment income (loss)                                                                        (98,439)
Net realized gain (loss)                                                                         (2,184,624)
Realized gain distributions                                                                       8,757,304
Net change in unrealized appreciation (depreciation)                                              2,911,313
                                                                                       --------------------
Net assets                                                                             $         18,842,992
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                          BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $         13.96                105    $         1,467                N/A               11.1%
12/31/2015                  12.57                 98              1,234                N/A               -1.4%
12/31/2014                  12.75                101              1,286                N/A               13.6%
12/31/2013                  11.22                 79                891                N/A               34.9%
12/31/2012                   8.32                 87                721                N/A               15.8%

                                                          BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $         12.00              1,448    $        17,376               1.30%               9.7%
12/31/2015                  10.94              1,550             16,957               1.30%              -2.7%
12/31/2014                  11.24              1,961             22,054               1.30%              12.1%
12/31/2013                  10.03              1,680             16,849               1.30%              33.2%
12/31/2012                   7.53              2,038             15,345               1.30%              14.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016               1.3%
2015               1.3%
2014               0.8%
2013               1.1%
2012               1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
             VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO - 921925889

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     9,961,991   $    10,135,744           461,298
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                (44,054)
                                                       ---------------
Net assets                                             $     9,917,937
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       853,824            57,355   $         14.89
Band B                                                       9,064,113           708,648             12.79
                                                       ---------------   ---------------
Total                                                  $     9,917,937           766,003
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        31,773
Mortality & expense charges and administrative fees (Band B)                                      (109,208)
                                                                                           ---------------
Net investment income (loss)                                                                       (77,435)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (237,036)
Realized gain distributions                                                                        806,804
Net change in unrealized appreciation (depreciation)                                               721,339
                                                                                           ---------------
Net gain (loss)                                                                                  1,291,107
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     1,213,672
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (77,435)  $            (94,955)
Net realized gain (loss)                                                    (237,036)                44,409
Realized gain distributions                                                  806,804              1,564,494
Net change in unrealized appreciation (depreciation)                         721,339             (1,580,855)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,213,672                (66,907)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,196,262                907,763
Cost of units redeemed                                                    (1,622,443)            (5,809,284)
Account charges                                                              (54,069)               (73,640)
                                                                --------------------   --------------------
Increase (decrease)                                                         (480,250)            (4,975,161)
                                                                --------------------   --------------------
Net increase (decrease)                                                      733,422             (5,042,068)
Net assets, beginning                                                      9,184,515             14,226,583
                                                                --------------------   --------------------
Net assets, ending                                              $          9,917,937   $          9,184,515
                                                                ====================   ====================

Units sold                                                                   111,980                 86,314
Units redeemed                                                              (152,682)              (482,974)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (40,702)              (396,660)
Units outstanding, beginning                                                 806,705              1,203,365
                                                                --------------------   --------------------
Units outstanding, ending                                                    766,003                806,705
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                               $         35,418,493
Cost of units redeemed                                                                          (25,571,207)
Account charges                                                                                    (337,542)
Net investment income (loss)                                                                       (375,594)
Net realized gain (loss)                                                                         (3,024,160)
Realized gain distributions                                                                       3,981,700
Net change in unrealized appreciation (depreciation)                                               (173,753)
                                                                                       --------------------
Net assets                                                                             $          9,917,937
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                          BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $         14.89                 57    $           854                N/A               14.9%
12/31/2015                  12.95                 54                694                N/A               -2.8%
12/31/2014                  13.32                 60                793                N/A                3.4%
12/31/2013                  12.88                 27                343                N/A               46.5%
12/31/2012                   8.79                 27                239                N/A               14.7%

                                                          BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $         12.79                709    $         9,064               1.30%              13.5%
12/31/2015                  11.27                753              8,490               1.30%              -4.0%
12/31/2014                  11.74              1,144             13,434               1.30%               2.0%
12/31/2013                  11.51                119              1,374               1.30%              44.7%
12/31/2012                   7.96                 91                721               1.30%              13.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016               0.3%
2015               0.4%
2014               0.1%
2013               0.5%
2012               0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO - 921925202

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    65,967,280   $    66,117,252         5,601,209
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                (41,038)
                                                       ---------------
Net assets                                             $    65,926,242
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     3,973,871           495,930   $          8.01
Band B                                                      61,952,371         8,998,076              6.89
                                                       ---------------   ---------------
Total                                                  $    65,926,242         9,494,006
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $     1,804,473
Mortality & expense charges and administrative fees (Band B)                                      (908,557)
                                                                                           ---------------
Net investment income (loss)                                                                       895,916
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           291,337
Realized gain distributions                                                                        214,972
Net change in unrealized appreciation (depreciation)                                              (122,145)
                                                                                           ---------------
Net gain (loss)                                                                                    384,164
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     1,280,080
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            895,916   $            885,103
Net realized gain (loss)                                                     291,337                212,414
Realized gain distributions                                                  214,972                364,942
Net change in unrealized appreciation (depreciation)                        (122,145)            (2,142,961)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,280,080               (680,502)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   4,161,924             10,457,667
Cost of units redeemed                                                   (18,872,544)           (19,860,675)
Account charges                                                             (445,851)              (549,468)
                                                                --------------------   --------------------
Increase (decrease)                                                      (15,156,471)            (9,952,476)
                                                                --------------------   --------------------
Net increase (decrease)                                                  (13,876,391)           (10,632,978)
Net assets, beginning                                                     79,802,633             90,435,611
                                                                --------------------   --------------------
Net assets, ending                                              $         65,926,242   $         79,802,633
                                                                ====================   ====================

Units sold                                                                   748,315              1,664,629
Units redeemed                                                            (2,904,574)            (3,111,376)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,156,259)            (1,446,747)
Units outstanding, beginning                                              11,650,265             13,097,012
                                                                --------------------   --------------------
Units outstanding, ending                                                  9,494,006             11,650,265
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                               $        141,682,572
Cost of units redeemed                                                                          (79,654,130)
Account charges                                                                                  (2,312,636)
Net investment income (loss)                                                                      3,239,027
Net realized gain (loss)                                                                          1,780,798
Realized gain distributions                                                                       1,340,583
Net change in unrealized appreciation (depreciation)                                               (149,972)
                                                                                       --------------------
Net assets                                                                             $         65,926,242
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                          BAND A
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          8.01                496    $         3,974                N/A                2.5%
12/31/2015                   7.82                496              3,880                N/A                0.3%
12/31/2014                   7.79                458              3,571                N/A                5.9%
12/31/2013                   7.36                160              1,179                N/A               -2.3%
12/31/2012                   7.53                196              1,479                N/A                4.0%

                                                          BAND B
                  -------------------------------------------------------------------------------------------
                                          UNITS                            EXPENSE AS A %
                   ACCUMULATION        OUTSTANDING        NET ASSETS       OF AVERAGE NET
                    UNIT VALUE           (000s)             (000s)             ASSETS          TOTAL RETURN
                  -------------------------------------------------------------------------------------------
12/31/2016        $          6.89              8,998    $        61,952               1.30%               1.2%
12/31/2015                   6.81             11,154             75,922               1.30%              -1.0%
12/31/2014                   6.87             12,639             86,865               1.30%               4.5%
12/31/2013                   6.58              2,294             15,086               1.30%              -3.6%
12/31/2012                   6.82              3,032             20,672               1.30%               2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2016               2.5%
2015               2.3%
2014               0.7%
2013               2.8%
2012               2.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

              AUL American Individual Variable Annuity Unit Trust
                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The AUL American Individual Variable Annuity Unit Trust ("Variable Account") was established by American United Life Insurance Company ("AUL") on November 11, 1998, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account commenced operations on April 30, 1999. The Variable Account is a segregated investment account for individual variable annuity contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by the following fund families:

                                   FUND FAMILIES

                  AB                  Fidelity               Pioneer
                Alger            Franklin Templeton       Royce Capital
           American Century         Goldman Sachs         T. Rowe Price
               Calvert                 Invesco            Timothy Plan
               Columbia                 Janus                 TOPS
               Dreyfus            Neuberger Berman          Vanguard

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The Variable Account is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification 946, Financial Services - Investment Companies.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

This annual report includes information related to investment subaccounts which are available for investment as of December 31, 2016. This includes subaccounts and bands for which there have been no investing transactions or income and expense transactions commenced during 2016.

Currently for years after offering of the subaccount but prior to commencement of investing transactions, management has presented the accumulation unit values, expenses as a percentage of average net assets, and total return for these investment subaccounts using an inception date accumulation unit value of $5.00, adjusted for performance of the underlying mutual fund investment and contractual expense rates.

Accumulation unit values and total returns for subaccounts and bands with zero net assets at year end represent amounts based on the performance of the underlying mutual fund for the respective year, less contractual expenses for each respective band.

Investment transactions are accounted for on the trade date. Dividend income and capital gains from realized gain distributions are recorded on the ex-date and retain their character as distributed from the underlying fund. Realized gains and losses are calculated using a specific identification accounting basis.

UNITS OUTSTANDING AND ACCUMULATION UNIT VALUE

In the Statement of Net Assets, the units outstanding and accumulation unit values have been rounded to the nearest whole unit or nearest cent, respectively.

Based upon the contract issued, the Variable Account issues two bands of units. The table below illustrates the band of units issued by contract. Refer to Note 3 for further information.

             BAND A                                 BAND B
             -------------------------     -------------------------
                   Select Point                    Star Point
                 Variable Annuity               Variable Annuity

                   Direct Point                 Voyage Protector
                 Variable Annuity               Variable Annuity

FAIR VALUE MEASUREMENTS

The value of the investments is based on the closing Net Asset Value ("NAV") per share reported by the underlying mutual funds (which value their investment securities at market value or, in the absence of readily available market quotations, at fair value) and the number of shares owned by the Variable Account. The value of the investments is generally classified as Level 1 in the fair value hierarchy as described below.

Various inputs are used in determining the value of the Variable Account's subaccount investments. These inputs are summarized in the three broad levels listed below.

      Level 1 -  Unadjusted quoted prices in active markets for identical assets.

      Level 2 -  Observable inputs, other than quoted prices in Level 1, that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

      Level 3 -  Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing the Variable Account's own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

              AUL American Individual Variable Annuity Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The following is a summary of the inputs used as of December 31, 2016, in valuing the Variable Account's subaccount investments carried at fair value:

                                        LEVEL 1           LEVEL 2            LEVEL 3            TOTAL
                                   ----------------  -----------------  ----------------  -----------------
     Mutual Funds                  $    534,799,259  $              --  $             --  $     534,799,259

It is the Variable Account's policy to recognize transfers in and transfers out at fair value as of the beginning of the year. The Variable Account did not have any transfers between levels of the fair value hierarchy during the reporting year.

For the year ended December 31, 2016, the Variable Account did not change its valuation methodology and did not use significant unobservable inputs (Level 3) in determining the value of investments.

TAXES

Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

Management of the Variable Account has reviewed all open tax years (current and three prior calendar years) of major jurisdictions and concluded that there are no significant uncertainties that would impact the Variable Account's Statement of Net Assets or Statement of Operations. There is no significant tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. Management of the Variable Account is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

ESTIMATES

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates.

REPORTING PERIODS

Periods less than a calendar year represent the date of first offering of the subaccount to the end of the applicable year. Expense ratios for such periods are annualized. Total returns and income ratios are not annualized.

3. ACCOUNT CHARGES

BAND A

NO WITHDRAWAL CHARGE CONTRACT (DIRECTPOINT): AUL assesses (1) premium tax charges ranging from 0% to 3.5% when assessed by a state or municipality, (2) mortality and expense charges of 1.45% per year for the first 10 policy years and 1.35% per year thereafter, (3) an annual contract charge of $30 each year in which an account value does not exceed a specific amount, and (4) other charges for federal, state, or local income taxes incurred by AUL that are attributable to the Variable Account. No other charges are currently being assessed. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

              AUL American Individual Variable Annuity Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. ACCOUNT CHARGES (CONTINUED)

WITHDRAWAL CHARGE CONTRACT (SELECTPOINT): AUL assesses (1) premium tax charges ranging from 0% to 3.5% when assessed by a state or municipality, (2) mortality and expense charges range from 1.10% to 1.25% per year, (3) an annual contract charge of $30 each year in which an account value does not exceed a specific amount, (4) other charges for federal, state, or local income taxes (if incurred by AUL) that are attributable to the Variable Account, and (5) withdrawal charges ranging from 10% decreasing to 0%, depending on policy duration, for flexible premium contracts, and 7% decreasing to 0%, depending on policy duration, for one year flexible premium contracts. A 12% free withdrawal amount provision may apply. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

All account charges, including mortality and expense charges, are recorded as redemptions of units in the accompanying Statement of Changes in Net Assets. Total account charges for Band A during the years ended December 31, 2016 and 2015, were $931,386 and $1,117,818, respectively.

BAND B

WITHDRAWAL CHARGE CONTRACT (STAR POINT AND VOYAGE PROTECTOR): AUL assesses (1) premium tax charges ranging from 0% to 3.5% when assessed by a state or municipality, (2) mortality and expense charges of 1.15% per year, (3) an annual contract fee of up to $50 per year in which the account value does not exceed a specified amount, (4) administrative fee of 0.15% per year, (5) withdrawal charges on surrenders exceeding 12% of the account value that range from 7% decreasing to 0%, depending on the policy duration, (6) a transfer charge for all transfers in excess of 24 per contract year, and (7) other charges for federal, state or local income taxes incurred by AUL that are attributable to the Variable Account. No other charges are currently being assessed. The cost of additional riders is assessed on a monthly basis and will vary depending upon the riders chosen.

The mortality and expense charges and administrative fees are recorded as a reduction of unit value. The administrative fee is included in the mortality and expense charge reported on the Statement of Operations. Total mortality and expense charges and administrative fees for Band B during the years ended December 31, 2016 and 2015, were $5,560,651 and $6,875,834, respectively. Other account charges are recorded as redemptions of units in the accompanying Statement of Changes in Net Assets. Total account charges for Band B during the years ended December 31, 2016 and 2015, were $2,135,317 and $2,905,773, respectively.

4. INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2016, by each subaccount, are shown below:

          FUND NAME                                                                   PURCHASES           SALES
          ----------------------------------------------------------------------   ---------------   ---------------
          AB VPS International Growth Portfolio A Class                            $         5,310   $        24,340
          AB VPS International Value Portfolio A Class                                      34,905            21,897
          AB VPS Small/Mid Cap Value Portfolio A Class                                      15,350           111,568
          Alger Large Cap Growth Portfolio I-2 Class                                       217,304           667,681
          Alger Small Cap Growth Portfolio I-2 Class                                        53,253           285,503
          American Century VP Capital Appreciation Fund I Class                            578,310           535,272
          American Century VP Income & Growth Fund I Class                               3,480,434         9,894,710
          American Century VP International Fund I Class                                 3,241,561         4,634,695
          American Century VP Mid Cap Value Fund II Class                                  365,621           105,837
          American Century VP Ultra Fund I Class                                            72,049           121,886
          Calvert VP SRI Mid Cap Growth Portfolio                                           73,779           175,176
          Columbia Variable Portfolio-Small Cap Value Fund 1 Class                          24,193           112,094
          Columbia Variable Portfolio-US Government Mortgage Fund 1 Class                    6,458            12,089
          Dreyfus IP, Small Cap Stock Index Portfolio Service Class                         51,405             6,463
          Dreyfus IP, Technology Growth Portfolio Service Class                             86,530            53,143
          Dreyfus VIF, Appreciation Portfolio Service Class                                 12,214            32,558
          Fidelity VIP Asset Manager Portfolio Initial Class                                59,740           418,704
          Fidelity VIP Contrafund Portfolio Initial Class                                  599,914         2,520,520
          Fidelity VIP Equity-Income Portfolio Initial Class                               320,269           864,654
          Fidelity VIP Freedom 2005 Portfolio Initial Class                                  6,448             1,054
          Fidelity VIP Freedom 2010 Portfolio Initial Class                                  8,924            33,893
          Fidelity VIP Freedom 2015 Portfolio Initial Class                                  6,172            75,269
          Fidelity VIP Freedom 2020 Portfolio Initial Class                                100,814           393,229
          Fidelity VIP Freedom 2025 Portfolio Initial Class                                 29,009           103,059
          Fidelity VIP Freedom 2030 Portfolio Initial Class                                237,791            67,731
          Fidelity VIP Freedom Income Portfolio Initial Class                                  305            36,536
          Fidelity VIP Growth Portfolio Initial Class                                      164,200           863,112
          Fidelity VIP High Income Portfolio Initial Class                                 180,830           693,665
          Fidelity VIP Index 500 Portfolio Initial Class                                 2,485,675         2,310,860
          Fidelity VIP Mid Cap Portfolio Service 2 Class                                    34,402           135,955
          Fidelity VIP Overseas Portfolio Initial Class                                     84,633           566,052

              AUL American Individual Variable Annuity Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENT TRANSACTIONS (CONTINUED)

          FUND NAME                                                                   PURCHASES           SALES
          ----------------------------------------------------------------------   ---------------   ---------------
          Franklin Founding Funds Allocation VIP Fund 1 Class                      $         3,255   $       103,600
          Franklin Small Cap Value VIP Fund 1 Class                                        585,204         1,975,782
          Goldman Sachs VIT Gvt Money Market Fund Service Class                         17,014,115        19,242,197
          Invesco V.I. Core Equity Fund Series II Class                                         54             2,061
          Invesco V.I. Diversified Dividend Fund Series I Class                          1,061,530           317,119
          Invesco V.I. Global Health Care Fund Series I Class                              463,849           669,496
          Invesco V.I. Global Real Estate Fund Series I Class                            1,140,109         6,637,354
          Invesco V.I. High Yield Fund Series I Class                                      551,480         2,051,999
          Invesco V.I. International Growth Fund Series II Class                            63,790           236,586
          Invesco V.I. Managed Volatility Fund Series I Class                              177,308           561,066
          Invesco V.I. Mid Cap Growth Fund Series I Class                                   13,735            55,631
          Janus Aspen Balanced Portfolio Service Class                                  15,319,330           333,737
          Janus Aspen Flexible Bond Portfolio Institutional Class                        2,146,407        10,754,876
          Janus Aspen Forty Portfolio Institutional Class                                  298,986           340,023
          Janus Aspen Global Research Portfolio Institutional Class                        297,255           643,491
          Janus Aspen Overseas Portfolio Service Class                                       4,866            31,369
          Janus Aspen Perkins Mid Cap Value Portfolio Service Class                         62,759            38,808
          Neuberger Berman AMT Mid Cap Growth Portfolio Service Class                      130,209           434,463
          Neuberger Berman Mid Cap Intrinsic Value Portfolio I Class                        67,673           307,656
          Neuberger Berman Short Duration Bond Portfolio I Class                         1,151,550           817,960
          Pioneer Bond VCT Portfolio I Class                                            18,022,584           202,376
          Pioneer Emerging Markets VCT Portfolio I Class                                    34,740           113,261
          Pioneer Equity Income VCT Portfolio I Class                                   24,309,678           485,813
          Pioneer Equity Income VCT Portfolio II Class                                     339,009            96,689
          Pioneer Fund VCT Portfolio I Class                                                51,309           218,166
          Pioneer Select Mid Cap Growth VCT Portfolio I Class                              207,004           371,310
          Royce Capital Small-Cap Portfolio Investor Class                                  78,090           152,513
          T. Rowe Price Blue Chip Growth Portfolio                                       2,972,405        10,687,373
          T. Rowe Price Equity Income Portfolio                                            641,343         1,407,819
          T. Rowe Price Limited-Term Bond Portfolio                                        149,428           508,210
          T. Rowe Price Mid-Cap Growth Portfolio                                           931,431         2,034,485
          Templeton Foreign VIP Fund 2 Class                                             3,690,639         4,676,066
          Templeton Global Bond VIP Fund 1 Class                                            83,850           570,897
          Timothy Plan Conservative Growth Variable                                        399,745         3,945,821
          Timothy Plan Strategic Growth Variable                                           368,590         1,960,874
          TOPS Managed Risk Balanced ETF Portfolio 2 Class                                 117,926            94,101
          TOPS Managed Risk Growth ETF Portfolio 2 Class                                   136,020           189,158
          TOPS Managed Risk Moderate Growth ETF Portfolio 2 Class                        1,482,742         1,273,962
          Vanguard VIF Diversified Value Portfolio                                         804,373           169,365
          Vanguard VIF Mid-Cap Index Portfolio                                           2,213,127         3,485,912
          Vanguard VIF Small Company Growth Portfolio                                    1,196,262         1,785,720
          Vanguard VIF Total Bond Market Index Portfolio                                 4,161,924        20,226,952
                                                                                   ---------------   ---------------
          TOTAL                                                                    $   115,583,485   $   126,091,322
                                                                                   ---------------   ---------------

5. INDEMNIFICATIONS

In the normal course of business, AUL enters into contracts with its vendors and others that provide for general indemnifications. The Variable Account's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Variable Account. However, based on experience, the Variable Account expects the likelihood of loss to be remote.

[ONEAMERICA(R) LOGO]

AMERICAN UNITED LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ONEAMERICA FINANCIAL PARTNERS, INC.) REPORT OF INDEPENDENT AUDITORS ON
STATUTORY FINANCIAL STATEMENTS AND SUPPLEMENTAL SCHEDULES
DECEMBER 31, 2016 AND 2015

[PWC Logo]

                          REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of American United Life Insurance Company:

We have audited the accompanying statutory financial statements of American United Life Insurance Company, which comprise the statutory statements of admitted assets, liabilities and surplus as of December 31, 2016 and 2015 and the related statutory statements of operations and changes in surplus, and of cash flows for the years then ended.

MANAGEMENT'S RESPONSIBILITY FOR THE FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

AUDITORS' RESPONSIBILITY

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

BASIS FOR ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Indiana Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

PRICEWATERHOUSECOOPERS LLP, 101 W. WASHINGTON STREET, SUITE 1300, INDIANAPOLIS, IN 46204
T:(317) 222 2202, F: (317) 940 7660, WWW.PWC.COM/US

ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

In our opinion, because of the significance of the matter discussed in the "Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles" paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2016 and 2015, or the results of its operations or its cash flows for the years then ended.

OPINION ON STATUTORY BASIS OF ACCOUNTING

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2016 and 2015, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance described in Note 2.

OTHER MATTER

Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The accompanying Supplemental Schedule of Assets and Liabilities, Summary Investment Schedule and Investment Risk Interrogatories of the Company as of December 31, 2016 and for the year then ended are presented for purposes of additional analysis and are not a required part of the financial statements. The Supplemental Schedule of Assets and Liabilities, Summary Investment Schedule and Supplemental Investment Risk Interrogatories are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The effects on the Supplemental Schedule of Assets and Liabilities, Summary Investment Schedule and Supplemental Investment Risk Interrogatories of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America are material; they are described in Note 2. As a consequence, the Supplemental Schedule of Assets and Liabilities, Summary Investment Schedule and Supplemental Investment Risk Interrogatories do not present fairly, in conformity with accounting principles generally accepted in the United States of America, such information of the Company as of December 31, 2016 and for the year then ended. The Supplemental Schedule of Assets and Liabilities, Summary Investment Schedule and Supplemental Investment Risk Interrogatories have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the Supplemental Schedule of Assets and Liabilities, Summary Investment Schedule and Supplemental Investment Risk Interrogatories are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

[PRICEWATERHOUSECOOPERS LLP LOGO]

March 24, 2017


AMERICAN UNITED LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND SURPLUS
DECEMBER 31, 2016 AND 2015
(IN THOUSANDS)

                                                                                                  2016              2015
                                                                                             ---------------   ---------------
ADMITTED ASSETS
Bonds, at amortized cost (market value of $9,770,332 and $9,032,353)                         $     9,405,914   $     8,788,237
Stocks
   Preferred, at cost (market value of $7,522 and $9,625)                                              7,533             9,533
   Common, at market
     Affiliated (cost of $1,464 and $1,464)                                                            1,991             1,629
     Unaffiliated (cost of $88,980 and $83,863)                                                       93,969            85,932
Mortgage loans                                                                                     1,743,541         1,515,752
Real estate                                                                                           84,799            62,686
Other invested assets                                                                                100,838            83,436
Contract loans                                                                                       311,943           283,709
Cash (overdraft) and cash equivalents of ($49,517) and ($31,645), and short-term
   investments of $7,950 and $137,003 at 2016 and 2015, respectively                                 (41,567)          105,358
                                                                                             ---------------   ---------------
        Total cash and invested assets                                                            11,708,961        10,936,272
                                                                                             ---------------   ---------------
Other
   Premiums deferred and uncollected                                                                  58,169            55,354
   Reinsurance receivables                                                                            28,231            30,862
   Investment income due and accrued                                                                 100,142            95,023
   Federal income tax recoverable                                                                      1,014                --
   Net deferred tax asset                                                                             60,006            55,732
   Corporate owned life insurance                                                                     82,425            63,505
   Other assets                                                                                       35,305            22,386
   Separate account assets                                                                        12,857,576        12,312,537
                                                                                             ---------------   ---------------
        Total admitted assets                                                                $    24,931,829   $    23,571,671
                                                                                             ===============   ===============

    The accompanying notes are an integral part of these statutory financial statements.

AMERICAN UNITED LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND SURPLUS, CONTINUED DECEMBER 31, 2016 AND 2015
(IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                                                                  2016              2015
                                                                                             ---------------   ---------------
LIABILITIES AND SURPLUS
Policy reserves
   Life reserves                                                                             $     1,751,409   $     1,616,433
   Annuity reserves                                                                                7,492,213         6,894,112
   Accident and health reserves                                                                      150,239           158,064
   Other reserves                                                                                    103,661           107,913
                                                                                             ---------------   ---------------
                                                                                                   9,497,522         8,776,522
                                                                                             ---------------   ---------------
Policy and contract liabilities
   Policy claims in process of settlement                                                             53,842            51,603
   Policy dividends payable                                                                           31,209            30,689
   Deposit-type contracts                                                                          1,230,154         1,197,286
   Other policy and contract liabilities                                                               3,752             4,548
                                                                                             ---------------   ---------------
                                                                                                   1,318,957         1,284,126
                                                                                             ---------------   ---------------
General liabilities and other reserves
   Accrued commissions and general expenses                                                           89,021            74,101
   Taxes, licenses and fees                                                                            6,080             7,894
   Federal income tax payable                                                                             --            15,383
   Transfers from separate accounts, due or accrued                                                   (8,203)          (10,064)
   Asset valuation reserve                                                                            86,391            76,906
   Interest maintenance reserve                                                                       13,356            15,898
   Pension liability                                                                                  11,322            10,092
   Other liabilities                                                                                  99,354            87,902
   Separate account liabilities                                                                   12,857,576        12,312,537
                                                                                             ---------------   ---------------
                                                                                                  13,154,897        12,590,649
                                                                                             ---------------   ---------------
     Total liabilities                                                                            23,971,376        22,651,297
                                                                                             ---------------   ---------------

Common capital stock, $100 par value, authorized 50,000 shares;
   issued and outstanding 50,000 shares                                                                5,000             5,000
Surplus notes                                                                                         75,000            75,000
Gross paid in and contributed surplus                                                                    550               550
Unassigned surplus (includes deferred gain on reinsurance transaction of $25,695 and
   $29,176 in 2016 and 2015, respectively)                                                           879,903           839,824
                                                                                             ---------------   ---------------
     Total surplus                                                                                   960,453           920,374
                                                                                             ---------------   ---------------
     Total liabilities and surplus                                                           $    24,931,829   $    23,571,671
                                                                                             ===============   ===============

    The accompanying notes are an integral part of these statutory financial statements.

AMERICAN UNITED LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF OPERATIONS
YEARS ENDED DECEMBER 31, 2016 AND 2015
(IN THOUSANDS)

                                                                                                  2016              2015
                                                                                             ---------------   ---------------
PREMIUM AND OTHER INCOME
   Life and annuities                                                                        $     3,484,047   $     3,508,156
   Accident and health                                                                                71,774            63,081
   Net investment income                                                                             515,113           502,834
   Amortization of interest maintenance reserve                                                        5,634             5,417
   Ceding commissions, expense allowances and reserve adjustments                                     67,892            73,151
   Other income                                                                                      145,053           130,065
                                                                                             ---------------   ---------------
                                                                                                   4,289,513         4,282,704
                                                                                             ---------------   ---------------

BENEFITS AND EXPENSES
   Death benefits                                                                                    115,720           120,847
   Accident and health and disability benefits                                                        51,120            47,163
   Annuity benefits                                                                                   70,402            51,123
   Surrender benefits and other fund withdrawals                                                   3,067,276         3,150,245
   Other benefits                                                                                     28,048            28,062
   Increase in policy reserves                                                                       721,000           720,137
   Separate account transfers                                                                       (343,847)         (343,634)
   General expenses                                                                                  285,442           254,830
   Commissions and service fees                                                                      175,323           166,261
   Taxes, licenses and fees                                                                           21,249            20,165
   Other                                                                                              (2,587)           (7,216)
                                                                                             ---------------   ---------------
                                                                                                   4,189,146         4,207,983
                                                                                             ---------------   ---------------
     Net gain from operations before dividends to policyholders, federal income taxes,
        and net realized capital gains/(losses)                                                      100,367            74,721

Dividends to policyholders                                                                            30,348            30,135
Federal income tax expense                                                                            20,602            26,896
                                                                                             ---------------   ---------------
     Net gain from operations before net realized capital gains/(losses)                              49,417            17,690

Net realized capital gains/(losses), net of federal income (benefit) expense of
   $2,637 and ($2,400), and net transfers of capital gains to the interest
   maintenance reserve of $3,092 and ($2,169), in 2016 and 2015, respectively                          2,992            (4,378)
                                                                                             ---------------   ---------------
     Net income                                                                              $        52,409   $        13,312
                                                                                             ===============   ===============

    The accompanying notes are an integral part of these statutory financial statements.

AMERICAN UNITED LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF CHANGES IN SURPLUS
YEARS ENDED DECEMBER 31, 2016 AND 2015
(IN THOUSANDS)

                                                                                                   2016              2015
                                                                                             ---------------   ---------------
SURPLUS, BEGINNING OF YEAR                                                                   $       920,374   $     1,017,009

Net income                                                                                            52,409            13,312
Other additions (deductions)
   Change in unrealized gain                                                                             628               823
   Change in net deferred income tax                                                                   9,747            25,251
   Change in asset valuation reserve                                                                  (9,484)           (5,409)
   Change in nonadmitted assets                                                                       (9,492)          (27,660)
   Change in surplus as a result of reinsurance                                                       (3,480)           (3,601)
   Change in pension liability                                                                          (456)              661
   Dividends                                                                                              --          (100,000)
   Other                                                                                                 207               (12)
                                                                                             ---------------   ---------------
SURPLUS, END OF YEAR                                                                         $       960,453   $       920,374
                                                                                             ===============   ===============

    The accompanying notes are an integral part of these statutory financial statements.

AMERICAN UNITED LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF CASH FLOW
YEARS ENDED DECEMBER 31, 2016 AND 2015
(IN THOUSANDS)

                                                                                                  2016              2015
                                                                                             ---------------   ---------------
CASH FROM OPERATIONS
   Premiums and other policy considerations                                                  $     3,553,972   $     3,568,803
   Investment income                                                                                 510,212           492,986
   Other income                                                                                      208,792           204,142
                                                                                             ---------------   ---------------
                                                                                                   4,272,976         4,265,931
                                                                                             ---------------   ---------------

   Benefits and Separate Account transfers                                                         2,984,086         3,050,226
   Commissions and general expenses                                                                  477,328           436,878
   Federal income taxes (including $2,637 and ($2,400) for 2016 and 2015 on capital
     gains/(losses))                                                                                  39,636            13,084
   Dividends to policyholders                                                                         29,828            28,643
                                                                                             ---------------   ---------------
                                                                                                   3,530,878         3,528,831
                                                                                             ---------------   ---------------
        Net cash provided from operations                                                            742,098           737,100
                                                                                             ---------------   ---------------
CASH FROM INVESTMENTS
   Proceeds from investments sold, redeemed or matured
     Bonds                                                                                         1,544,328         1,131,873
     Stocks                                                                                           15,831             4,237
     Mortgage loans                                                                                  200,605           275,584
     Other invested assets                                                                            29,815            19,090
                                                                                             ---------------   ---------------
                                                                                                   1,790,579         1,430,784
                                                                                             ---------------   ---------------
   Cost of investments acquired
     Bonds                                                                                         2,169,596         1,702,412
     Stocks                                                                                           16,557            18,589
     Mortgage loans                                                                                  428,397           344,602
     Real estate                                                                                      10,990             4,307
     Other invested assets                                                                            48,202            19,229
                                                                                             ---------------   ---------------
                                                                                                   2,673,742         2,089,139
     Increase in contract loans                                                                       28,234            23,497
                                                                                             ---------------   ---------------
        Net cash used from investments                                                              (911,397)         (681,852)
                                                                                             ---------------   ---------------
CASH FROM FINANCING AND MISCELLANEOUS SOURCES
   Net deposits on deposit-type contracts                                                             32,868            84,533
   Dividends                                                                                              --          (100,000)
   Other uses                                                                                        (10,494)          (16,410)
                                                                                             ---------------   ---------------
        Net cash provided (used) from financing and miscellaneous sources                             22,374           (31,877)
                                                                                             ---------------   ---------------
        Net change in cash and short-term investments                                               (146,925)           23,371
Cash and short-term investments, beginning of year                                                   105,358            81,987
                                                                                             ---------------   ---------------
Cash and short-term investments, end of year                                                 $       (41,567)  $       105,358
                                                                                             ===============   ===============

    The accompanying notes are an integral part of these statutory financial statements.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

1. NATURE OF OPERATIONS

     American United Life Insurance Company ("AUL" or the "Company") is an Indiana-domiciled stock life insurance company founded in 1877 with headquarters in Indianapolis. It is currently licensed to sell life insurance in 49 states and the District of Columbia. AUL is additionally authorized as a reinsurer in all states. AUL offers individual life and annuity products, group retirement plans, tax deferred annuities and other non-medical group products marketed through a diversified distribution system including career agents, independent producers, financial institutions, broker dealers and third party administrators. Forty-four percent of AUL's direct premiums for the year ended December 31, 2016 were generated in six states: California, Texas, Indiana, Ohio, Illinois, and Missouri.

     On December 17, 2000, AUL reorganized and formed a mutual insurance holding company, American United Mutual Insurance Holding Co. ("AUMIHC"), and an intermediate stock holding company, OneAmerica Financial Partners, Inc. ("OneAmerica"). As part of the reorganization, AUL converted from a mutual to a stock insurance company.

     All outstanding shares of AUL stock are held by AUMIHC through OneAmerica. AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, indirectly control a majority of the voting shares of the capital stock of AUL. Policyholder membership rights exist at AUMIHC while the policyholder contract rights remain with AUL.

2. SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION

     The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Indiana. The State of Indiana requires insurance companies domiciled in the State of Indiana to prepare their statutory basis financial statements in accordance with the National Association of Insurance Commissioners' ("NAIC") ACCOUNTING PRACTICES AND PROCEDURES manual ("NAIC SAP") subject to any deviations prescribed or permitted by the State of Indiana Insurance Commissioner. The Company does not have any permitted practices.

     NAIC SAP varies in some respects from accounting principles generally accepted in the United States of America ("GAAP"). These differences are presumed to be material. The most significant of the variances are as follows:

     - Premiums from annuities with mortality benefits, universal life policies and deposit administration contracts are reflected in income for NAIC SAP rather than being treated as deposits to insurance liabilities. Acquisition costs, such as commissions and other costs in connection with successfully acquiring new and renewal business are reflected in current operations when incurred for NAIC SAP, rather than being amortized over the life of the policy.

     - Aggregate reserves for life policies and annuity contracts are based on statutory mortality, morbidity, and interest assumptions without consideration for lapses or withdrawals. Deferred premiums are carried as an asset, rather than a component of reserves.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

     - An asset valuation reserve ("AVR") and an interest maintenance reserve ("IMR") are recorded in accordance with prescribed statutory accounting requirements. The AVR is a reserve designed to reduce the impact on surplus for fluctuations in the market value of all invested assets by providing an investment reserve for potential future losses on invested assets. The IMR, reduced by federal income taxes, defers the recognition of net gains/losses realized on the sale of fixed maturity investments resulting from changes in interest rates. Such net gains/losses will be amortized to income over the remaining lives of the assets sold. AVR and IMR are not calculated under GAAP.

     - Investments in bonds, regardless of whether they are considered available for sale, are carried at values prescribed by the NAIC and are generally at amortized cost rather than at market value.

     - Certain assets designated as "non-admitted assets" are excluded from the statutory statement of assets, liabilities and surplus by a direct charge to unassigned surplus.

     - Derivatives are reported as an unrealized gain (loss) in surplus under NAIC SAP, but as a realized gain (loss) under GAAP.

     - The Company recognizes deferred tax assets and liabilities with certain limitations. The change in deferred taxes is reported as a change in surplus. Under GAAP, the change is recorded as a component of net income. In addition, the methodology used to determine the portion of the deferred tax asset that is to be non-admitted under NAIC SAP differs from the determination of the valuation adjustment under GAAP.

     - Subsidiaries are accounted for using the equity method rather than being consolidated. Equity in the insurance subsidiaries' surplus is based on the subsidiaries' statutory amounts rather than GAAP amounts.

     - Surplus notes are reflected as a separate component of surplus rather than as a liability. The surplus note interest expense is recorded as a reduction of net investment income rather than operating expense and interest is not recorded until approved.

     - The deferred gain from a significant reinsurance transaction (Note 3) is included as a component of surplus rather than as a liability (deferred gain).

     - Policy reserves and policy and contract claim liabilities are reported net of reinsurance ceded amounts. For GAAP, assets and liabilities related to reinsurance ceded contracts are reported on a gross basis.

     - The statutory statements of cash flow do not include a reconciliation of net income to net cash provided by operating activities.

     CORRECTION OF ERRORS

     In 2016, the Company identified and corrected an error related to the classification of a real estate trust which was previously accounted for under SSAP 97 instead of SSAP 40R. This correction resulted in a reduction to other invested assets of $16,927 and an increase to real estate of $15,771. Management believes these errors are not material to the statutory financial statements for the periods in which the errors originated and for the period in which the errors were corrected.

     In 2015, the Company identified and corrected prior period errors totaling approximately $2,900 which increased before tax net income as presented in the 2015 Statement of Operations. Management

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

     believes these errors are not material to the statutory financial statements for the periods in which the errors originated and for the period in which the errors were corrected.

     INVESTMENTS

     Bonds are valued in accordance with rules prescribed by the NAIC SAP, whereby bonds eligible for amortization under such rules are stated at amortized cost. The Company uses the scientific method for amortization of debt securities. Preferred stocks are carried at cost, except those not in good standing, which are carried at lower of cost or market value. Unaffiliated common stocks are carried at market values. Affiliated common stocks of insurance affiliates are carried at statutory equity. Affiliated common stocks of noninsurance affiliates are carried at audited GAAP equity.

     Mortgage loans on real estate are carried at amortized cost, less an impairment allowance for estimated uncollectible amounts. The gains and losses from the sale of loans, which are recognized when the Company relinquishes control over the loans, as well as changes in the allowance for loan losses, are reported in "Net realized capital gains (losses)". The allowance for loan losses is based upon an evaluation of certain loans under review and reflects an estimate based on various methodologies, including discounted cash flows, of the amount of the loan that will not be collected according to the terms of the loan agreement.

     For loan -backed securities purchased prior to January 1, 1994, the book value as of that date is used as the cost basis for applying the retrospective adjustment method. Beginning January 1, 1994, the Company applies the retrospective adjustment method to the original cost. Prepayment assumptions for mortgage-backed securities are obtained from Black Rock prepayment models. The Company uses a third-party in determining the market value of its loan-backed securities. The Company had no negative yield situations requiring a change from the retrospective to the prospective methodology.

     Real estate occupied by the Company is carried at cost less allowances for depreciation; depreciation is provided over the estimated useful lives of the related assets using the straight-line method. Investment real estate is carried at the lower of cost or market.

     Short-term investments include investments with maturities of one year or less at the time of acquisition and are carried at amortized cost, which approximates market value. Short-term financial instruments with durations less than three months are considered to be cash equivalents.

     Contract loans are carried at the aggregate of unpaid principal balances, not to exceed the cash surrender value of the related policies.

     Other invested assets, including surplus notes and certain other holdings, are carried at amortized cost. The Company's ownership in joint ventures, partnerships and limited liability companies are carried at the underlying GAAP equity of the investee.

     The corporate owned life insurance is carried at cash surrender value.

     Realized gains and losses on the sale of investments are determined on the basis of specific identification. Unrealized gains and losses on unaffiliated common stock and other invested assets are reported as a component of surplus. The Company's accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. If so, the security is deemed to be impaired and a charge is recorded in net realized capital

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

     losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis.

     An other-than-temporary impairment is considered to have occurred if it is probable that the Company will be unable to collect all amounts due according to the contractual terms of a debt security in effect at the date of acquisition. A decline in fair value which is other-than-temporary includes situations where the Company has made a decision to sell a security prior to its maturity at an amount below its carrying value. If it is determined that a decline in the fair value of a bond is other -than-temporary, an impairment loss shall be recognized as a realized loss equal to the entire difference between the bond's carrying value and its fair value at the balance sheet date of the reporting period for which the assessment is made. The accounting for the entire amount of realized capital loss is recorded in accordance with SSAP No. 7 -- Asset Valuation Reserve and Interest Maintenance Reserve. Credit related other-than-temporary impairment losses shall be recorded through AVR; interest related other-than-temporary impairment losses are recorded through the IMR.

     Valuation adjustments for other-than-temporary impairments of loan-backed and structured securities are based on fair value only if the Company intends to sell or cannot assert the intent and ability to hold the investment until its anticipated recovery. However, if the Company can assert the intent and ability to hold the investment until its anticipated recovery, the valuation adjustment is based on the discounted expected future cash flows of the security. The Company reported $2,900 of bond impairments in 2016 and there were no impairments in 2015.

     SUBPRIME RISK EXPOSURE

     Subprime mortgages are defined as any residential mortgage loan that is made to a borrower with a poor credit history, or one that has a low credit score, typically below 630. Alternative A (Alt-A) is another form of subprime that involves low or no documentation loans to non-prime borrowers. Prime loans involve borrowers with good credit histories and credit scores above 720. The Company has not engaged in direct or indirect lending to subprime or Alt-A borrowers. Additionally, the Company has no investments in securitized assets that are supported by subprime or Alt-A loans. The Company's only exposure to subprime mortgage loans is in the investment below.

     In 2009, the Company invested in a limited partnership where the manager of this partnership is investing in structured securities. Assets held in the partnership are predominately investment grade structured securities at low valuations, and these investments may include securities backed by subprime or Alt-A loans. The partnership is managed by an outside investment manager who actively manages the portfolio on behalf of all investors in the fund. The book value of this investment was $23,166 as of December 31, 2015. The investment was fully redeemed during 2016 resulting in a realized gain of $8,943, and the Company has no investment in the limited partnership as of December 31, 2016.

     PROPERTY AND EQUIPMENT

     Property and equipment is carried at cost, net of accumulated depreciation of $116,806 and $108,096 as of December 31, 2016 and 2015, respectively. The Company provides for depreciation of property and equipment using the straight-line method over its estimated useful life and is generally depreciated over three to ten years. Depreciation expense for 2016 and 2015 was $11,770 and $9,051, respectively.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

     SEPARATE ACCOUNTS

     The assets of the separate accounts shown in the statement of admitted assets, liabilities and surplus are based on market value. These represent funds which are segregated and maintained for the benefit of separate account contract-holders primarily for variable life and annuity contracts.

     PREMIUMS DEFERRED AND UNCOLLECTED

     Premiums deferred and uncollected represent annual or fractional premiums that are due and uncollected or not yet due, where policy reserves have been provided on the assumption that the full premium for the current policy year has been collected.

     POLICY RESERVES

     Reserves for life policies are computed principally by the net level and modified preliminary term methods on the basis of interest rates (2.25 percent to 6 percent) and mortality assumptions (1941, 1958, 1960, 1961, 1980, and 2001 CSO tables) prescribed by state regulatory authorities. Reserves for annuities and deposit administration contracts are computed on the basis of interest rates ranging from 2.5 percent to 11.25 percent.

     PREMIUM INCOME AND RELATED BENEFITS AND EXPENSES

     Premiums, net of reinsurance, on traditional life, interest-sensitive, and annuity policies with mortality benefits are recognized as income on the policy anniversary dates or when received. Premiums on accident and health policies are recognized as income over the terms of the policies. Costs of acquiring new and renewal business are expensed when incurred and credit is not taken, other than by statutory reserve modification methods applicable to some policies, for the expectation that such costs will be recovered from future premium income.

     The liability for policy dividends payable in the following year is estimated based on approved dividends scales and is charged to current operations. The dividend scale is approved by the Board of Directors.

     INVESTMENT INCOME

     Investment income is recognized as earned, net of related investment expenses.

     LEASING ARRANGEMENTS

     The Company leases office space and equipment under various non-cancelable operating leases. Rent expense was $3,129 and $3,694 for the years ended December 31, 2016 and 2015, respectively. Future lease commitments are as follows: 2017, $892; 2018, $753; 2019, $670; 2020, $370; 2021, $89.

     FEDERAL INCOME TAXES

     Current income taxes incurred are charged to the statements of operations based on estimates for the current year. AUL files a federal consolidated income tax return with AUMIHC, OneAmerica, OneAmerica Securities, Inc., OneAmerica Securities Insurance Agency Inc., AUL Equity Sales Insurance Agency, Inc., OneAmerica Retirement Services, LLC, Pioneer Mutual Life Insurance Company, The State Life Insurance Company, New Ohio LLC, and McCready & Keene, Inc. Pursuant to intercompany tax-sharing agreements with AUL, as approved by the Board of Directors, the companies provide for income tax on a separate return filing basis with current credit for losses and tax credits.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

     Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Gross deferred tax assets and liabilities are measured using enacted tax rates and are considered for admitted asset status according to the admissibility tests as set forth by the NAIC. Changes in deferred tax assets and deferred tax liabilities, including changes attributable to changes in tax rates, are recognized as a component of surplus.

     Tax loss contingencies are recognized, measured, presented and disclosed in the financial statements in accordance with Statement of Statutory Accounting Principle No. 5R, LIABILITIES, CONTINGENCIES AND IMPAIRMENTS OF ASSETS. Interest and penalties, if any, related to tax contingencies are recognized as a component of the income tax expense. The liability resulting from tax contingencies was $1,390 and $5,097 as of December 31, 2016 and 2015, respectively.

     Refer to Note 10 -- FEDERAL INCOME TAXES for additional detail.

     REINSURANCE RECEIVABLES

     Insurance liabilities are reported after the effects of ceded reinsurance. Reinsurance receivables represent amounts due from reinsurers for paid benefits and expense reimbursements.

     DERIVATIVES

     The Company uses derivatives, including option contracts, to manage risks associated with interest rate and changes in the estimated fair values of the Company's liabilities driven by the equity market. Management did not elect to use hedge accounting, but the derivatives do provide an assumed economic hedge against changes in equity markets and a significant interest rate increase.

     Authoritative guidance for derivative instruments and hedging activities requires all asset or liability derivatives to be carried at fair value. Changes within fair value are included in the statements of changes in surplus. At the time the contracts expire or are terminated, any difference between the cash received and the cost is recognized as a realized capital gain or loss. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement. The cash collateral is included in cash and cash equivalents, and short-term investments and the obligation to return it is included in other liabilities. Refer to Note 4 - INVESTMENTS for additional information.

     ESTIMATES

     The preparation of the statutory financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of Indiana (IDOI) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3. AFFILIATIONS, ACQUISITIONS, DISPOSITIONS AND OTHER SIGNIFICANT TRANSACTIONS

     The State Life Insurance Company (State Life) became a subsidiary of AUMIHC in December 2004, as a wholly owned subsidiary of OneAmerica. AUL and State Life had an affiliation agreement from 1994 until the date of the reorganization. The policyholders of State Life became members of AUMIHC upon completion of State Life's reorganization from a mutual enterprise into a stock insurance company in 2004; however, their contractual rights continue to be with State Life.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

     In January 2002, Pioneer Mutual Life Insurance Company (PML) joined AUMIHC as a wholly-owned stock insurance company subsidiary of OneAmerica. The policyholders of PML became members of AUMIHC upon completion of PML's reorganization from a mutual enterprise into a stock insurance company in 2002; however, their contractual rights continue to be with PML.

     The Company guarantees the insurance liabilities of State Life and PML in the event either company becomes unable to honor such insurance liabilities. As of December 31, 2016, AUL has not recorded any liabilities relating to this guarantee. At December 31, 2016, statutory surplus was $459,818 and $46,459 for State Life and PML, respectively.

     AUL provides administrative and management services to State Life and PML under administrative agreements. Fees earned during 2016 and 2015 for such services were $30,818 and $30,980, respectively.

     On July 1, 2002, Employers Reassurance Corporation (ERAC) began reinsuring the majority of the Company's reinsurance operations including its life, long term care and international reinsurance business. The transaction structure involved two indemnity reinsurance agreements and the sale of certain assets. The liabilities and obligations associated with the reinsured contracts remain on the balance sheet of the Company with corresponding reinsurance ceded amounts to ERAC, and under terms of the agreement, assets are being held in a trust to support liabilities. As a result of this transaction, a deferred gain of approximately $95 million ($125 million before tax) was generated and the gain was recorded in surplus. The net deferred gain balance at December 31, 2016 and 2015 was $25,695 and $29,176, respectively. The deferred gain will be amortized into earnings at the rate that earnings on the reinsured business are expected to emerge. The Company recognized $3,480 and $3,601 of deferred gain amortization in 2016 and 2015, respectively.

     The Company has two subsidiaries, OneAmerica Securities, Inc. (OAS) and AUL Reinsurance Management Services, LLC (RMS) which it provides administrative and management services.

     The Company earned fees of $1,409 and $1,087 in 2016 and 2015, respectively from OAS. OAS provided certain administrative services to AUL for fees of $1,468 and $1,179 in 2016 and 2015, respectively. The Company made no capital contributions to OAS in 2016 or 2015.

     The Company earned fees of $433 and $433 in 2016 and 2015 from RMS. The Company made noncash capital contributions to RMS of $4,000 and $4,000 in 2016 and 2015, respectively. During 2016 and 2015, the Company recognized a realized impairment loss of $2,649 and $3,334, respectively on its investment in RMS.

     During 2016 and 2015, the Company provided administrative and management services to an affiliate, OneAmerica Retirement Services (OARS) of $6,638 and $1,264, respectively.

     OneAmerica Asset Management (OAM), LLC, is the registered investment advisor for the Company. The Company provides administrative and management services to OAM and the fees earned for these services were $9,517 and $9,015 in 2016 and 2015, respectively. OAM also provides investment management services to AUL and fees for this service were $9,326 and $8,791 in 2016 and 2015, respectively.

     In 2015, the Company formed MRO-A, LLC in order to facilitate the transfer of management of the mineral rights portfolios.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

     Intercompany services are settled monthly.

4. INVESTMENTS

     The admitted values and estimated fair values of investments in bonds at December 31 are as follows:

                                                                                   UNREALIZED                   ESTIMATED
                                                          ADMITTED      ----------------------------------        FAIR
     2016                                                   VALUE             GAINS             LOSSES            VALUE
     -----------------------------------------------  ---------------   ----------------   ---------------   ---------------
     U.S. government bonds                            $       891,517   $         37,625   $         7,747   $       921,395
     All other government bonds                                27,702              2,627                --            30,329
     Special revenue and special assessment                   640,122             40,960             4,607           676,475
     Hybrid bonds                                              63,501              5,703             1,294            67,910
     Industrial and miscellaneous                           7,783,072            369,508            78,357         8,074,223
                                                      ---------------   ----------------   ---------------   ---------------
                                                      $     9,405,914   $        456,423   $        92,005   $     9,770,332
                                                      ===============   ================   ===============   ===============

                                                                                   UNREALIZED                   ESTIMATED
                                                          ADMITTED      ----------------------------------        FAIR
     2015                                                   VALUE             GAINS             LOSSES            VALUE
     -----------------------------------------------  ---------------   ----------------   ---------------   ---------------
     U.S. government bonds                            $       917,961   $         46,937   $         4,608   $       960,290
     All other government bonds                                26,448              2,774               328            28,894
     Special revenue and special assessment                   678,016             46,379             3,761           720,634
     Hybrid bonds                                              37,579              1,395             3,258            35,716
     Industrial and miscellaneous                           7,128,233            319,303           160,717         7,286,819
                                                      ---------------   ----------------   ---------------   ---------------
                                                      $     8,788,237   $        416,788   $       172,672   $     9,032,353
                                                      ===============   ================   ===============   ===============

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

     The Company's investment in bonds' gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31 are as follows:

                                               LESS THAN                      12 MONTHS
                                               12 MONTHS                       OR MORE                          TOTAL
                                     -----------------------------   -----------------------------   -----------------------------
     2016                                FAIR          UNREALIZED        FAIR          UNREALIZED        FAIR          UNREALIZED
     DESCRIPTION OF SECURITIES           VALUE           LOSSES          VALUE           LOSSES          VALUE           LOSSES
     ------------------------------  -------------   -------------   -------------   -------------   -------------   -------------
     U.S. government bonds           $     260,008   $       7,747   $          --   $          --   $     260,008   $       7,747
     Special revenue and assessment        112,411           4,607              --              --         112,411           4,607
     Hybrid bonds                              671              --          11,963           1,294          12,634           1,294
     Industrial and miscellaneous        1,912,220          63,262         224,726          15,095       2,136,946          78,357
                                     -------------   -------------   -------------   -------------   -------------   -------------
                                     $   2,285,310   $      75,616   $     236,689   $      16,389   $   2,521,999   $      92,005
                                     =============   =============   =============   =============   =============   =============

                                               LESS THAN                      12 MONTHS
                                               12 MONTHS                       OR MORE                           TOTAL
                                     -----------------------------   -----------------------------   -----------------------------
     2015                                FAIR          UNREALIZED        FAIR          UNREALIZED        FAIR          UNREALIZED
     DESCRIPTION OF SECURITIES           VALUE           LOSSES          VALUE           LOSSES          VALUE           LOSSES
     ------------------------------  -------------   -------------   -------------   -------------   -------------   -------------
     U.S. government bonds           $     204,789   $       3,070   $      50,295   $       1,538   $     255,084   $       4,608
     All other government bonds              8,357             328              --              --           8,357             328
     Special revenue and assessment        132,272           3,761              --              --         132,272           3,761
     Hybrid bonds                           26,574           2,978           2,135             280          28,709           3,258
     Industrial and miscellaneous        2,393,476         114,698         236,190          46,019       2,629,666         160,717
                                     -------------   -------------   -------------   -------------   -------------   -------------
                                     $   2,765,468   $     124,835   $     288,620   $      47,837   $   3,054,088   $     172,672
                                     =============   =============   =============   =============   =============   =============

     In evaluating whether a decline in value is other-than-temporary, management considers several factors including, but not limited to; 1) the Company's ability and intent to retain the security for a sufficient amount of time to recover, 2) the extent and duration of the decline in value, 3) the probability of collecting all cash flows according to contractual terms in effect at acquisition or restructuring, 4) relevant industry conditions and trends, and 5) the financial condition and current and future business prospects of the issuer. The Company reported $2,900 of bond impairments related to other-than-temporary declines in fair value in 2016. This amount was reported as a realized loss. The 2016 book value of the impaired bonds was $8,750 at the time of the write-down. There were no bond impairments related to other-than-temporary declines in fair value in 2015.

     The admitted value and estimated fair value of bonds at December 31, 2016, by stated contractual maturity, are shown below. Because most mortgage-backed securities provide for periodic payments throughout their lives, they are listed below in a separate category.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

                                                                                                                  ESTIMATED
                                                                                                ADMITTED            FAIR
                                                                                                  VALUE             VALUE
                                                                                             ---------------   ---------------
     Due in one year or less                                                                 $       338,124   $       344,068
     Due after one year through five years                                                         1,880,956         1,977,532
     Due after five years through ten years                                                        2,721,785         2,805,774
     Due after ten years                                                                           2,542,308         2,667,891
                                                                                             ---------------   ---------------
                                                                                                   7,483,173         7,795,265
     Mortgage-backed securities                                                                    1,930,691         1,983,017
                                                                                             ---------------   ---------------
                                                                                             $     9,413,864   $     9,778,282
                                                                                             ===============   ===============

     Proceeds from sales of investments in bonds during 2016 were $356,289. Gross gains of $14,697 and gross losses of $9,562 were realized on those disposals. Proceeds from sales of investments in bonds during 2015 were $453,808. Gross gains of $4,014 and gross losses of $7,153 were realized on those disposals.

     Loan-backed securities owned at December 31, 2016 with a fair value lower than amortized cost for which an other-than-temporary impairment has not been recognized in earnings as a realized loss are summarized below by length of time the securities have been in a continuous unrealized loss position.

        The aggregate amount of unrealized losses:
                                                                                     Less than 12 Months       $        19,461
                                                                                     12 Months or Longer       $         1,630

        The aggregate related fair value of securities with unrealized losses:
                                                                                     Less than 12 Months       $       666,405
                                                                                     12 Months or Longer       $        52,843

     Total capital gains (losses) of $5,197 and ($3,249) before tax were transferred to IMR in 2016 and 2015, respectively.

     At December 31, 2016 and 2015, the common stock unrealized appreciation of $5,517 and $2,234, respectively, is comprised of $5,682 and $3,702 of unrealized gains and $165 and $1,468 of unrealized losses and has been reflected directly in surplus. There was a change in the unrealized appreciation of common stocks of $3,283 and ($1,303) in 2016 and 2015, respectively. In 2016 and 2015 the Company reported stock impairments related to other-than-temporary declines in market values of $483 and $264, respectively. The amount was reported as a realized loss. In 2016 and 2015, the book value of the impaired stock was $370 and $455, respectively, at the time of write-down.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

     Net investment income consists of the following:

                                                                                                   2016             2015
                                                                                             ---------------   ---------------
     Interest                                                                                $       525,200   $       513,713
     Dividends                                                                                         3,599             3,787
     Rents                                                                                            16,509            16,425
     Other                                                                                             6,206             3,785
                                                                                             ---------------   ---------------
        Gross investment income                                                                      551,514           537,710
     Less investment expenses                                                                         36,401            34,876
                                                                                             ---------------   ---------------
        Net investment income                                                                $       515,113   $       502,834
                                                                                             ===============   ===============

     There was no non-admitted accrued investment income at December 31, 2016 or 2015. Net investment income includes $2,240 and $2,462 of capitalized interest on bonds which is a non-cash transaction at December 31, 2016 and 2015, respectively.

     At December 31, 2016 and 2015, investments in bonds with an admitted asset value of $5,922 and $5,924, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

     AUL had outstanding private placement commitments of approximately $30,021 and $29,204 at December 31, 2016 and 2015, respectively. AUL had outstanding commitments on its other invested assets portfolio of $15,000 and $55,000 at December 31, 2016 and 2015, respectively.

     AUL held one structured note at December 31, 2015 with the following values. This is not a mortgage-referenced security.

                                                                                                   2016             2015
                                                                                             ---------------   ---------------
        Actual cost                                                                          $            --   $         6,962
        Fair value                                                                                        --             6,970
        Book/adjusted carrying value                                                                      --             6,967

     Reported values for subsidiary controlled and affiliated investments:

                                                                                                                      NAIC
                                                                                                                   DISALLOWED
                                                                                                                    ENTITY'S
                                                                                                                   VALUATION
                                                                                          NAIC                      METHOD,
                                                                 DATE OF                RESPONSE        NAIC      RESUBMISSION
                          GROSS      NONADMITTED    ADMITTED    FILING TO    TYPE OF    RECEIVED     VALUATION      REQUIRED
     DESCRIPTION          ASSET        AMOUNT        ASSET        NAIC       FILING       (Y/N)        AMOUNT        (Y/N)
     -----------------  ----------  -------------  ----------  -----------  ---------  -----------  ------------  ------------
     RMS                $       --  $          --  $       --   6/22/2016     Sub-2         Y                  0       N
     OAS                     1,991             --       1,991    6/8/2016     Sub-2         Y              1,607       N
     MRO-A                     189            189          --      N/A         N/A         N/A               N/A      N/A
                        ----------  -------------  ----------
                 Total  $    2,180  $         189  $    1,991
                        ==========  =============  ==========

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

     No filing with the NAIC is required as MRO-A is not a stock investment.

     MORTGAGE LOANS

     AUL maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor. At December 31, 2016, the largest geographic concentration of commercial mortgage loans was in the Midwest, where approximately 27 percent of the portfolio was invested.

     The Company's mortgage loan portfolio is comprised of the following property types at December 31:

                                                                      2016                                 2015
                                                        ----------------------------------   ---------------------------------
                                                            AMOUNT          % OF TOTAL           AMOUNT          % OF TOTAL
                                                        ---------------   ----------------   ---------------   ---------------
     Apartments                                         $       321,042               18.4%  $       243,824              16.1%
     Industrial/warehouse                                       366,237               21.0%          345,189              22.8%
     Medical office                                              54,453                3.1%           47,072               3.1%
     Office                                                     194,574               11.2%          188,549              12.4%
     Retail                                                     757,739               43.4%          625,948              41.3%
     Other                                                       50,537                2.9%           66,180               4.4%
                                                        ---------------   ----------------   ---------------   ---------------
        Subtotal gross mortgage loans                         1,744,582              100.0%        1,516,762             100.0%
     Valuation allowance                                         (1,041)                              (1,010)
                                                        ---------------                      ---------------
     Balance, end of year                               $     1,743,541                      $     1,515,752
                                                        ===============                      ===============

     During 2016, the minimum and maximum lending rates for mortgage loans were
     2.9 percent and 5.4 percent, respectively. All new loans were on commercial properties. The Company did not reduce interest rates for any outstanding mortgage loans. The maximum percentage of any one loan to the value of security at the time of the loan was 64.6 percent. At December 31, 2016 and 2015, the Company held one mortgage with overdue interest. Interest due between 90 and 179 days was $0 and $7 at December 31, 2016 and 2015, respectively. The Company has no taxes, assessments, or any amounts advanced not included in the mortgage loan total.

     Impaired loans include those loans for which it is probable that amounts due according to the contractual terms of the loan agreement will not all be collected. The portfolio's valuation allowance is routinely evaluated for adequacy based on known and inherent risks, adverse situations that may affect a borrower's ability to repay, the estimated value of the underlying collateral, portfolio delinquency information, current economic conditions, and other relevant factors. The activity in the allowance for losses of all mortgage loans for the years ended December 31, is as follows:

                                                                                                   2016             2015
                                                                                             ---------------   ---------------
     Allowance for losses, beginning of year                                                 $         1,010   $           850
     Addition to the allowance for losses                                                                296               160
     Reductions                                                                                         (265)               --
     Charge-offs, net of recoveries                                                                       --                --
                                                                                             ---------------   ---------------
     Allowance for losses, end of year                                                       $         1,041   $         1,010
                                                                                             ===============   ===============

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

     Impaired mortgage loans identified in management's specific review of probable loan losses and the related allowances for losses at December 31, are as follows:

                                                                      2016                                 2015
                                                        ----------------------------------   ---------------------------------
                                                            UNPAID                               UNPAID
                                                           PRINCIPAL          RELATED           PRINCIPAL          RELATED
                                                            BALANCE          ALLOWANCE           BALANCE          ALLOWANCE
                                                        ---------------   ----------------   ---------------   ---------------
     Apartments                                         $       321,042   $             --   $       243,824   $            --
     Industrial/warehouse                                       366,237                 --           345,189              (265)
     Medical office                                              54,453                 --            47,072                --
     Office                                                     194,574                 --           188,549                --
     Retail                                                     757,739             (1,041)          625,948              (745)
     Other                                                       50,537                 --            66,180                --
                                                        ---------------   ----------------   ---------------   ---------------
     Balance, end of year                               $     1,744,582   $         (1,041)  $     1,516,762   $        (1,010)
                                                        ===============   ================   ===============   ===============

     The Company's commercial mortgage loan portfolio is evaluated and rated annually. The evaluation includes an analysis of various metrics including, but not limited to, payment history, loan to value, debt service coverage, vacancy, and location related to each loan to arrive at a rating based on an internally developed rating system. This proactive management system provides a consistent method for measuring and detecting a variety of adverse circumstances including borrower financial distress, leasing difficulties, and depressed market conditions. This system helps identify potential risks and provides management information to take the appropriate course of action.

     The Company utilizes the NAIC Risk Based Capital commercial mortgage loan rating process. Individual loans are grouped into risk cohorts based on credit quality indicators, with capital requirements assigned to each cohort. Readily available industry standard measures for commercial mortgages have been shown to be good indicators of default probability. The process focuses on the metrics of debt service coverage and loan-to-value for loans in good standing. The risk cohorts are CM1 through CM5, with CM1 having the lowest indicated risk.

                                                                                                   2016             2015
                                                                                             ---------------   ---------------
     CM1 - highest quality                                                                   $     1,613,088   $     1,420,513
     CM2 - high quality                                                                              118,193            78,257
     CM3 - medium quality                                                                             11,427            16,029
     CM4 - low medium quality                                                                          1,778             1,844
     CM5 - low quality                                                                                    --                --
                                                                                             ---------------   ---------------
        Subtotal - CM category                                                                     1,744,486         1,516,643
     Residential - not categorized                                                                        96               119
     Valuation adjustment                                                                             (1,041)           (1,010)
                                                                                             ---------------   ---------------
        Total                                                                                $     1,743,541   $     1,515,752
                                                                                             ===============   ===============

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

     Mortgage loans are placed on non-accrued status if there is concern regarding the collectability of future payments. Factors considered may include, but are not limited to, conversations with the borrower, toss of a major tenant or bankruptcy of borrower or major tenant. The Company did not have any loans on non-accrued status as of December 31, 2016 or 2015.

     The Company did not restructure any mortgage loans in 2016 or 2015.

     AUL had outstanding mortgage loan commitments of approximately $112,700 and $118,025 at December 31, 2016 and 2015, respectively.

     DERIVATIVES

     The Company uses derivatives, including option contracts, to manage risks associated with interest rates and changes in the estimated fair values of the Company's liabilities driven by the equity market. The value of these derivatives are derived from interest rates or financial indices and are contracted in the over-the-counter (OTC) market. The Company did not elect to use hedge accounting, but the derivatives do provide an assumed economic hedge against certain anticipated transactions. Derivatives are carried on the Company's Statutory Statements of Admitted Assets, Liabilities and Surplus as assets within 'Other invested assets' or liabilities within 'Other liabilities'. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

     The Company credits interest on policyholder account liabilities based on S&P 500 index performance at participation rates and with certain caps on returns. These participation rates and caps are set each policy year. The Company economically hedges this annual exposure at the time the participation rates and caps are set by purchasing at-the-money call options and selling out-of-the-money call options based on the S&P 500 index in an amount that approximates the obligation of the Company to credit interest at the end of the policy year with adjustments for lapse assumptions. Since the options are based on the same indexes that the crediting rates are based upon, they substantially offset the equity market risk associated with the crediting rate in the policy year being hedged.

     As of December 31, 2016, the Company has discontinued the use of swaptions which had been purchased as an economic hedge to protect against significant interest rate increases which could result in realized capital losses. In 2014, the Company entered into an OTC put option transaction as a hedge against the risk associated with changes in the estimated fair values of the Company's liabilities, which expired in 2015.

     As of December 31, 2016, the fair value of derivative assets and liabilities were $18,154 and $10,976, respectively. As of December 31, 2015, the fair value of derivative assets and liabilities were $5,563 and $2,724, respectively. The change in fair value resulted in an unrealized loss of $2,191 and $2,825 as of December 31, 2016 and 2015, respectively.

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The current credit exposure of the Company's derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

     The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of the counterparty's derivatives reaches a pre-determined threshold.

     The Company has collateral arrangements that include credit-contingent provisions that provide for a reduction of collateral thresholds in the event of downgrades in the credit ratings of the Company and/or the counterparty. There are no derivative instruments with credit risk related contingent features that are in a net liability position on December 31, 2016.

     The Company received collateral from OTC counterparties in the amount of $7,480 and $2,950 at December 31, 2016 and 2015, respectively, and the Company delivered no collateral at December 31, 2016 or 2015. The Company maintained ownership of any collateral delivered. The cash collateral is included in cash and cash equivalents, and short-term investments and the obligation to return it is included in other liabilities.

     The notional amounts and the fair market value of swaptions and option contracts at December 31 were as follows:

                                                                      2016                                 2015
                                                        ----------------------------------   ---------------------------------
                                                           NOTIONAL          FAIR MARKET         NOTIONAL        FAIR MARKET
                                                        ---------------   ----------------   ---------------   ---------------
         Purchased S&P 500 Call Options                 $       232,400   $         18,154    $      167,400   $         5,563
         Written S&P 500 Call Options                           206,900            (10,976)          142,500            (2,724)
         Swaptions                                                   --                              650,000                --
                                                                          ----------------                     ---------------
         Net Fair Market Value                                            $          7,178                     $         2,839
                                                                          ================                     ===============

     Notional amount represents a standard of measurement of the volume of derivatives. Notional amount is not a quantification of market or credit risk and is not recorded in the statutory statements of operations. Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

     Assets pledged to others as collateral or otherwise restricted as of December 31, are as follows:


                                                                                                                    GROSS
                                                                                                                ADMITTED AND
                                                              TOTAL GENERAL ACCOUNT                              NONADMITTED
                                                        ----------------------------------       CHANGE         RESTRICTED TO
     RESTRICTED ASSET CATEGORY                               2016               2015          BETWEEN YEARS         TOTAL
     -------------------------------------------------  ---------------   ----------------   ---------------   ---------------
     Letter stock or securities restricted as to sale   $        50,538   $         47,385   $         3,153                 0%
     On deposit with states                                       5,922              5,924                (2)                0%
     Bonds held for the Federal Home Loan Bank of
       Indianapolis collateral                                  378,722            480,277          (101,555)                2%
     Bonds held for assumed reinsurance                         195,272            208,752           (13,480)                1%
     Mortgage loans held for the Federal Home Loan
       Bank of Indianapolis collateral                        1,420,046          1,106,655           313,391                 6%
                                                        ---------------   ----------------   ---------------   ---------------
     Total Restricted Assets                            $     2,050,500   $      1,848,993   $       201,507                 8%
                                                        ===============   ================   ===============   ===============

5.  REAL ESTATE

     AUL owns its home office and occupies the majority of the space with a portion leased to third parties. Real estate is recorded net of accumulated depreciation of $1,499 and $1,230 for investment properties and $114,587 and $110,520 for the home office at December 31, 2016 and 2015, respectively. Depreciation expense on real estate amounted to $4,788 and $4,208 in 2016 and 2015, respectively.

     Income from real estate for 2016 and 2015 includes $5,784 and $4,735, respectively.

     The Company reported no real estate acquired in satisfaction of debt in either 2016 or 2015.

6. RESERVE FOR POLICY BENEFITS

     Policy reserves are based on mortality, morbidity and interest assumptions prescribed by regulatory authorities. Claim liabilities include provisions for reported claims and estimates for claims incurred but not reported based on historical experience.

     In computing reserves, it is assumed that deduction of fractional premiums due upon death is waived, and that premiums paid for the period beyond the date of death will be refunded. In certain situations, the surrender value promised is in excess of the reserve.

     Reserves on older substandard traditional policies are the standard reserve plus one half of the annual substandard extra premium for each mortality and interest basis. Reserves on substandard universal life policies, substandard last-to-die policies, and substandard traditional policies (issued beginning 1994) are calculated using the same method as for standard policies of that type, but using substandard mortality rates in place of standard rates.

     The amount of insurance for which gross premiums are less than the net premiums according to the valuation standard required by this state was $988,729 and $817,965 as of December 31, 2016 and

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

     2015, respectively. The amount of the related reserve was $6,832 and $5,576 as of December 31, 2016 and 2015, respectively.

     Tabular interest, tabular cost, and tabular less actual reserves released have been determined by formula for all insurance and annuities, respectively. Tabular interest on funds not involving life contingencies has been determined by formula or from actual interest credited.

     These reserves consisted of the following at December 31:

                                                                                                   2016             2015
                                                                                             ---------------   ---------------
     Life and accident and health reserves
        Individual, group and credit life policies                                           $     2,765,286   $     2,634,497
        Annuities and deposit administration funds                                                 7,492,213         6,894,112
        Accident and health and other reserves                                                     1,407,971         1,365,770
     Less reinsurance ceded                                                                       (2,167,948)       (2,117,857)
                                                                                             ---------------   ---------------
                                                                                             $     9,497,522   $     8,776,522
                                                                                             ===============   ===============

     The withdrawal characteristics of the Company's annuity reserves, certain separate accounts and deposit liabilities were as follows at December 31:

                                                                              2016                            2015
                                                                 ------------------------------  -----------------------------
                                                                    AMOUNT        % OF TOTAL        AMOUNT        % OF TOTAL
                                                                 --------------  --------------  -------------   -------------
     Subject to discretionary withdrawal
        With market value adjustment                             $    2,482,086            11.6% $   2,343,170            11.6%
        At book value less surrender charges                            457,402             2.1%       405,126             2.0%
        At market value                                              12,724,285            59.3%    12,175,136            60.1%
                                                                 --------------  --------------  -------------   -------------
                                                                     15,663,773            73.0%    14,923,432            73.7%
     Subject to discretionary withdrawal without adjustment
        At book value without adjustment                              3,391,626            15.8%     3,331,929            16.4%
     Not subject to discretionary withdrawal                          2,393,169            11.2%     2,013,126             9.9%
                                                                 --------------  --------------  -------------   -------------

                                                                 $   21,448,568           100.0% $  20,268,487           100.0%
     Less reinsurance ceded                                                  --                             --
                                                                 --------------                  -------------

                                                                 $   21,448,568                  $  20,268,487
                                                                 ==============                  =============

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

7. PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

     Gross deferred and uncollected life insurance premiums and annuity considerations represent amounts due to be received from policy owners through the next policy anniversary date. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest. Deferred and uncollected life premiums and annuity considerations were as follows at December 31:

                                                                     2016                                 2015
                                                       ----------------------------------   ----------------------------------
                                                            GROSS         NET OF LOADING          GROSS        NET OF LOADING
                                                       ---------------   ----------------   ---------------   ----------------
     TYPE OF BUSINESS
        Ordinary new business                          $         7,992   $          3,390   $         5,947   $          3,025
        Ordinary renewal                                        46,952             52,960            43,940             49,189
        Group life                                                 (21)               (21)              238                238
                                                       ---------------   ----------------   ---------------   ----------------
                                                       $        54,923   $         56,329   $        50,125   $         52,452
                                                       ===============   ================   ===============   ================

     The Company estimates accrued retrospective premium adjustments for its group health insurance business through a mathematical approach using an algorithm of the Company's underwriting rules and experience rating practices. The amount of net premiums written by the Company that are subject to retrospective rating features was $9,060 and $10,116 at December 31, 2016, and 2015, respectively. This represented 5.4 percent and
     6.5 percent of the total net premiums written for group life and health in 2016 and 2015, respectively.

8. SEPARATE ACCOUNTS

     Separate Account assets held by the Company are carried at market value and consist primarily of variable life and annuity contracts.

     The Company's Separate Account assets are all non-guaranteed according to the SSAP 56 definition and are all legally insulated from the General Account. As of December 31, the Company reported Separate Account assets and liabilities from the following product lines:

                                                                                                   2016              2015
                                                                                             ---------------   ---------------
     PRODUCT
        Life insurance                                                                       $       125,229   $       128,108
        Individual annuities                                                                         587,775           636,415
        Group annuities                                                                           12,144,572        11,548,014
                                                                                             ---------------   ---------------
          Total                                                                              $    12,857,576   $    12,312,537
                                                                                             ===============   ===============

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

     A reconciliation of transfers to the Company from the separate accounts is as follows:

                                                                                                   2016              2015
                                                                                             ----------------  ----------------
     Transfers as reported in the statements of operations of the separate accounts:
        Transfers to separate accounts                                                       $      2,226,794  $      2,169,558
        Transfers from separate accounts                                                            2,570,641         2,513,192
                                                                                             ----------------  ----------------
          Net separate account transfers as reported in the statements of operations         $       (343,847) $       (343,634)
                                                                                             ================  ================

     Information regarding the Separate Accounts at and for the years ended December 31 are as follows:

                                                                                                   2016              2015
                                                                                             ----------------  ----------------
     Premiums, considerations or deposits                                                    $      2,226,794  $      2,169,558
                                                                                             ----------------  ----------------
     Reserves at December 31
        For accounts with assets at
          Market value                                                                       $     12,849,334  $     12,302,474
          Amortized cost                                                                                   --                --
                                                                                             ----------------  ----------------
             Total reserves                                                                  $     12,849,334  $     12,302,474
                                                                                             ----------------  ----------------
     By withdrawal characteristics
        Subject to discretionary withdrawal                                                  $             --  $             --
          With market value adjustment                                                                     --                --
          At book value without market value adjustment and with current surrender
            charge of 5% or more                                                                           --                --
          At market value                                                                          12,849,316        12,302,457
          At book value without market value adjustment and with current surrender
            charge of less than 5%                                                                         --                --
                                                                                             ----------------  ----------------
                                                                                                   12,849,316        12,302,457
        Not subject to discretionary withdrawal                                                            18                17
                                                                                             ----------------  ----------------
             Total                                                                           $     12,849,334  $     12,302,474
                                                                                             ================  ================

9.  EMPLOYEES' AND AGENTS' BENEFIT PLANS

     December 1, 2014, the sponsorship of the employee defined pension benefit plan was transferred from the Company to OneAmerica.

     The Company has multiple non-pension postretirement health care benefit plans. The medical plans are contributory, with participants' contributions adjusted annually. The Company contribution for pre-65 retirees was frozen at the 2005 contribution level. For post-65 retirees the Company's contribution is capped at the 2000 amount. The dental and life insurance plans are noncontributory. Employees hired on or after October 1, 2004 are no longer eligible for retiree health benefits.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

     A summary of assets and obligations of the Other Postretirement Benefit Plans, including an unfunded supplemental excess benefit plan for certain executives, is as follows at December 31:

                                                                    OVERFUNDED                           UNDERFUNDED
                                                         ----------------------------------  ----------------------------------
                                                               2016              2015              2016              2015
                                                         ----------------  ----------------  ----------------  ----------------
     CHANGE IN BENEFIT OBLIGATION
        Postretirement benefits
          Benefit obligation at beginning of year        $             --  $             --  $         59,404  $         57,373
          Service cost                                                 --                --             1,162             1,118
          Interest cost                                                --                --             2,514             2,461
          Contribution by plan participants                            --                --             1,446             1,367
          Actuarial loss                                               --                --             1,471             1,575
          Benefits paid                                                --                --            (4,556)           (4,490)
          Plan amendments                                              --                --               521                --
          Business combinations, divestitures,
             curtailments, settlements and special
             termination benefits                                      --                --                --                --
                                                         ----------------  ----------------  ----------------  ----------------
               Benefit obligation at end of year         $             --  $             --  $         61,962  $         59,404
                                                         ================  ================  ================  ================

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

                                                                                                  POSTRETIREMENT BENEFITS
                                                                                             ----------------------------------
                                                                                                   2016              2015
                                                                                             ----------------  ----------------
     CHANGE IN PLAN ASSETS
        Fair value of plan assets at beginning of year                                       $             --  $             --
        Actual return on plan assets                                                                       --                --
        Employer contribution                                                                           3,111             3,123
        Plan participants' contributions                                                                1,446             1,367
        Benefits paid                                                                                  (4,557)           (4,490)
        Transfer to parent                                                                                 --                --
                                                                                             ----------------  ----------------
             Fair value of plan assets at end of year                                        $             --  $             --
                                                                                             ================  ================
     FUNDED STATUS
        Overfunded
          Asset (nonadmitted)
             Prepaid benefit costs                                                           $             --  $             --
             Overfunded plan assets                                                                        --                --
             Total assets (nonadmitted)                                                      $             --  $             --
        Underfunded
          Liabilities recognized
             Accrued benefit costs                                                           $         50,719  $         49,312
             Liability for pension benefits                                                            11,322            10,092
             Total liabilities recognized                                                    $         62,041  $         59,404
          Unrecognized liabilities                                                           $             --  $             --

     COMPONENTS OF NET PERIODIC BENEFIT COST
        Service cost                                                                         $          1,162  $          1,118
        Interest cost                                                                                   2,514             2,461
        Expected return on plan assets                                                                     --                --
        Transition asset or obligation                                                                     --                --
        (Gains) and losses                                                                                563               844
        Prior service cost or credit                                                                      377               377
        Gain or loss recognized due to a settlement or curtailment                                         --                --
                                                                                             ----------------  ----------------
             Total net periodic benefit cost                                                 $          4,616  $          4,800
                                                                                             ================  ================

     AMOUNTS IN UNASSIGNED FUNDS (SURPLUS) RECOGNIZED AS COMPONENTS OF NET PERIODIC BENEFIT COST
        Items not yet recognized as a component of net periodic cost - prior year            $         (7,736) $         (8,430)
        Net transition asset or obligation recognized                                                      --                --
        Net prior service cost or credit arising during the period                                         --                --
        Net prior service cost or credit recognized                                                       377               377
        Net gain and loss arising during the period                                                      (921)             (527)
        Net gain and loss recognized or transferred to parent                                             563               844
        Items not yet recognized as a component of net periodic cost - current year          $         (7,717) $         (7,736)

     AMOUNTS IN UNASSIGNED FUNDS (SURPLUS) EXPECTED TO BE RECOGNIZED IN THE NEXT FISCAL YEAR AS COMPONENTS OF NET PERIOD
        Net transition asset or obligation                                                   $             --  $             --
        Net prior service cost or credit                                                                 (433)             (377)
        Net recognized gains and (losses)                                                                (415)            1,077

     AMOUNTS IN UNASSIGNED FUNDS (SURPLUS) THAT HAVE NOT YET BEEN RECOGNIZED AS COMPONENTS OF NET PERIODIC BENEFIT COST
        Net transition asset or obligation                                                   $             --  $             --
        Net prior service cost or credit                                                               (1,223)           (1,600)
        Net recognized gains and (losses)                                                              (6,494)           (6,136)

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

     Weighted-average assumptions used to determine net periodic benefit cost at December 31:

                                                                                                        OTHER BENEFITS
                                                                                             ---------------------------------
                                                                                                   2016              2015
                                                                                             ---------------   ---------------

         Discount rate                                                                                  4.32%             4.20%
         Rate of compensation increase                                                                  6.00%             6.00%

     Weighted-average assumptions used to determine benefit obligations at December 31:

                                                                                                        OTHER BENEFITS
                                                                                             ---------------------------------
                                                                                                  2016              2015
                                                                                             ---------------   ---------------
         Discount rate                                                                                  4.05%**           4.32%*
         Rate of compensation increase                                                                  6.00%             6.00%

----------
         *THE TABLE ABOVE ILLUSTRATES A WEIGHTED AVERAGE. THE ACTUAL DISCOUNT RATE IS 4.33% AND $4.30% ON THE SUPPLEMENTAL DEFINED BENEFIT AND THE POST-RETIREMENT BENEFIT PLANS, RESPECTIVELY.
         **THE TABLE ABOVE ILLUSTRATES A WEIGHTED AVERAGE. THE ACTUAL DISCOUNT RATE IS 4.06% AND $4.00% ON THE SUPPLEMENTAL DEFINED BENEFIT AND THE POST-RETIREMENT BENEFIT PLANS, RESPECTIVELY.

     Pension Benefits and Other Benefits that make up the plan assets and benefit obligations are based upon a measurement date of December 31.

     As of December 31, 2016, the Company changed the method used to measure service and interest cost for other benefits. Previously the Company measured service and interest costs using a single weighted-average discount rate derived from the yield curve used to measure the plan obligations. Beginning December 31, 2016, we elected to measure service and interest costs by applying the specific spot rate along that yield curve to the plans' expected liability cash flows. The Company made this change to provide a more precise measurement of service and interest costs by improving the correlation between benefit cash flows and the corresponding spot yield curve rates. This changes does not impact the measurement of the plan obligations. The Company has accounted for this change as a change in estimate and accounted for it on a prospective basis.

     For measurement purposes, the health care trend rate assumes a 0.25% decrease per year from the 2016 rate of 6.25% until the ultimate rate of 5.00% is reached in 2022.

     The Company expects to contribute $3,731 to its other postretirement benefit plans in 2017.

     OneAmerica sponsors a qualified, noncontributory defined benefit pension plan covering substantially all of its employees. OneAmerica charges the Company which in turn allocates to its affiliates a share of the total cost of the pension plan based on allocation and/or salary ratios. The Company's share of net periodic benefit costs were $9,174 and $12,304 for 2016 and 2015, respectively. The Company has no legal obligation for benefits under this plan.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

     The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

                                                                                                                   BENEFITS
                                                                                                               ----------------
       2017                                                                                                    $          3,731
       2018                                                                                                               3,690
       2019                                                                                                               3,665
       2020                                                                                                               3,667
       2021                                                                                                               3,712
       Years 2022-2026                                                                                                   19,591

     The Medicare Prescription Drug, Improvement and Modernization Act of 2003 introduced a prescription drug benefit under Medicare, as well as a federal subsidy to qualifying sponsors of retiree healthcare benefit plans. The Company has elected to not pursue any plan changes as a result of the Act. Therefore, the valuation of the unfunded postretirement benefit obligation and the determination of the net postretirement benefit cost included in these financial statements do not reflect the effects of the Act on the plan.

     The Company sponsors a defined contribution savings plan that covers substantially all employees. The Company contributes a match for participants who complete one full calendar year of employment. The match is 50 percent of participants' elective deferral on the first 6 percent of eligible compensation. The Company's contribution to the plan was $3,609 and $3,023 for 2016 and 2015, respectively. As of December 31, 2016, the fair value of the plan assets was $282,637.

     The Company sponsors a profit sharing plan that covers substantially all of its career agents, except for the general agents. Effective August 1, 2016, the plan was amended to add a 401(k) deferral feature, as well as a discretionary match. Career agents are eligible to make deferrals and receive a matching contribution on the first day of the month coincident with or next following three months of service and attainment of age 20-1/2. Matching contributions are immediately vested. With respect to the plan's nonelective contribution, eligibility is six months of service and attainment of age 20-1/2, and the entry date for purposes of the nonelective contribution is the January 1 coincident with or next following the date such eligibility requirements are met. Vesting on the nonelective contribution is based on years of service, with full vesting after three years of service. The Company's contribution for the 2016 plan year is expected to be approximately $400 and will be deposited in the 1st quarter of 2017. The Company's contribution for the 2015 plan year was $613. As of December 31, 2016, the fair value of the plan assets was $26,357.

     The Company sponsors a supplemental executive retirement plan, a defined contribution plan and other postretirement benefits for employees of the holding company group. The Company allocates the cost of the plans to affiliates based on direct allocation or salary ratios. The Company's share of net periodic benefit cost for other postretirement benefit plans was $8,329 and $6,374 for 2016 and 2015, respectively. The Company has the legal obligation for benefits under these plans.

     The Company has entered into deferred compensation agreements with certain directors, employees, agents and general agents. The deferred amounts are payable according to the terms and subject to the conditions of the deferred compensation agreements. The deferred compensation balance is included within "accrued commissions and general expenses" on the Statements of Admitted Assets, Liabilities and Surplus.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

10. FEDERAL INCOME TAXES

     The components of the net deferred tax asset recognized in the Company's Statements of Admitted Assets, Liabilities and Surplus at December 31 are as follows:

                                                                                                  2016
                                                                          ----------------------------------------------------
                                                                             ORDINARY            CAPITAL            TOTAL
                                                                          ---------------    ---------------   ---------------
     Gross deferred tax assets                                            $       178,038    $         3,080   $       181,118
     Less: valuation allowance                                                         --                 --                --
                                                                          ---------------    ---------------   ---------------
     Adjusted gross deferred tax asset                                            178,038              3,080           181,118
     Deferred tax asset nonadmitted                                               (74,788)                --           (74,788)
                                                                          ---------------    ---------------   ---------------
     Subtotal net admitted deferred tax asset                                     103,250              3,080           106,330
     Deferred tax liabilities                                                     (41,398)            (4,926)          (46,324)
                                                                          ---------------    ---------------   ---------------
     Net admitted deferred tax asset                                      $        61,852    $        (1,846)  $        60,006
                                                                          ===============    ===============   ===============

        Increase in nonadmitted tax asset                                                                      $        (6,150)

                                                                                                  2015
                                                                          ----------------------------------------------------
                                                                             ORDINARY            CAPITAL            TOTAL
                                                                          ---------------    ---------------   ---------------
     Gross deferred tax assets                                            $       167,264    $         5,422   $       172,686
     Less: valuation allowance                                                         --                 --                --
                                                                          ---------------    ---------------   ---------------
     Adjusted gross deferred tax asset                                            167,264              5,422           172,686
     Deferred tax asset nonadmitted                                               (68,638)                --           (68,638)
                                                                          ---------------    ---------------   ---------------
     Subtotal net admitted deferred tax asset                                      98,626              5,422           104,048
     Deferred tax liabilities                                                     (40,968)            (7,348)          (48,316)
                                                                          ---------------    ---------------   ---------------
     Net admitted deferred tax asset                                      $        57,658    $        (1,926)  $        55,732
                                                                          ===============    ===============   ===============

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

     The admitted deferred tax asset is determined from the following components at December 31:

                                                         2016                                         2015
                                     --------------------------------------------  --------------------------------------------
                                        ORDINARY       CAPITAL          TOTAL         ORDINARY        CAPITAL         TOTAL
                                     -------------  -------------  --------------  -------------  --------------  -------------
     Admission calculation
        components: SSAP 101
        (Paragraph 11)
     (a) Federal income taxes paid
        in prior years recoverable
        through loss carrybacks             49,433          1,506          50,939  $      51,904  $        1,418  $      53,322
     (b) Adjusted gross deferred
        tax assets expected to be
        realized after the
        application of the
        threshold limitation                 9,067             --           9,067          2,410              --          2,410
     (i) Adjusted gross deferred
        tax assets expected to be
        realized following the
        balance sheet date                   9,067             --           9,067          2,410              --          2,410
     (ii)Adjusted gross deferred
        tax assets allowed per
        limitation                              --             --         134,570             --              --        129,197
     (c) Adjusted gross deferred
        tax assets (excluding the
        amount of deferred tax
        assets from (a) and
        (b) above offset by gross
        deferred tax liabilities            44,750          1,574          46,324         44,312           4,004         48,316

     Deferred tax assets admitted
        as the result of the
        application of SSAP No. 101
        (a+b+c)                      $     103,250  $       3,080  $      106,330  $      98,626  $        5,422  $     104,048

     Ratio percentage used to
        determine recovery period
        and threshold                                                         845%                                          852%

     Amount of adjusted capital and
        surplus used to determine
        recovery period and
        threshold amount                                           $    1,002,323                                 $    956,830

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

     The impact of tax-planning strategies at December 31 is as follows, none of which include reinsurance transactions:

                                                 2016                           2015                         CHANGE
                                     ----------------------------  -----------------------------  -----------------------------
                                        ORDINARY        CAPITAL        ORDINARY        CAPITAL       ORDINARY        CAPITAL
                                     -------------  -------------  --------------  -------------  --------------  -------------
     Adjusted gross DTAs             $     178,038  $       3,080  $      167,264  $       5,422  $       10,774  $      (2,342)
     Percentage of adjusted gross
        DTA by tax character
        attributable to the impact
        of tax planning strategies             0.0%           0.0%            0.0%           0.0%            0.0%           0.0%
     Net admitted adjusted gross
        DTAs                               103,250          3,080          98,626          5,422           4,624         (2,342)
     Percentage of adjusted net
        admitted adjusted gross
        DTAs by tax character
        admitted because of the
        impact of tax planning
        strategies                             1.5%           0.0%            0.8%           0.0%            0.7%           0.0%

     The change in net deferred taxes is comprised of the following (exclusive of the change in non-admitted assets reported as a component of the Change in non-admitted Assets) at December 31:

                                                                                2016               2015             CHANGE
                                                                          ----------------   ----------------  ----------------
     Gross deferred tax assets                                            $        181,118   $        172,686  $          8,432
     Deferred tax liabilities                                                      (46,324)           (48,316)            1,992
                                                                          ----------------   ----------------  ----------------
        Net deferred tax asset                                                     134,794            124,370            10,424
     Tax effect of unrealized gains                                                 (5,329)            (6,006)              677
                                                                          ----------------   ----------------  ----------------
     Net deferred income tax asset, excluding unrealized gains            $        140,123   $        130,376  $          9,747
                                                                          ================   ================  ================

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

     The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31 are as follows:

                                                                                                   2016              2015
                                                                                             ----------------  ----------------
     DEFERRED TAX ASSETS
        Discounting of unpaid losses                                                         $             51  $             58
        Policyholder reserves                                                                          75,788            70,503
        Deferred acquisition costs                                                                     31,667            29,794
        Policyholder dividend accrual                                                                   4,658             5,088
        Fixed and amortizable assets                                                                   12,622            13,525
        Compensation and benefits accrual                                                              31,493            30,795
        Receivables nonadmitted                                                                         7,041             6,054
        Other                                                                                          14,718            11,447
                                                                                             ----------------  ----------------
             Ordinary deferred tax assets                                                             178,038           167,264
             Nonadmitted deferred tax assets                                                          (74,788)          (68,638)
                                                                                             ----------------  ----------------
             Admitted ordinary deferred tax assets                                           $        103,250  $         98,626
        Capital
          Investments                                                                                   3,080             5,422
          Nonadmitted                                                                                      --                --
                                                                                             ----------------  ----------------
             Admitted deferred tax assets                                                    $        106,330  $        104,048
     DEFERRED TAX LIABILITIES
        Investments                                                                          $         10,454  $         10,662
        Fixed assets                                                                                    8,578             8,398
        Deferred and uncollected premium                                                               19,217            17,448
        Policyholder reserves                                                                             581               774
        Other                                                                                           2,568             3,686
                                                                                             ----------------  ----------------
             Ordinary deferred tax liabilities                                                         41,398            40,968
        Capital - investments                                                                           4,926             7,348
                                                                                             ----------------  ----------------
             Deferred tax liabilities                                                                  46,324            48,316
                                                                                             ----------------  ----------------
             Net admitted deferred tax asset                                                 $         60,006  $         55,732
                                                                                             ================  ================

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

The following reconciliation accounts for the difference between the actual expense and the amounts obtained by applying the federal statutory rate to income before federal income taxes at December 31:

                                                                                                   2016              2015
                                                                                             ----------------  ----------------
     Tax expense at the federal statutory rate of 35%                                        $         27,559  $         12,474
     Tax preferenced investment income                                                                 (8,764)           (9,501)
     Nondeductible expenses                                                                               818               758
     Change in interest maintenance reserve                                                            (1,972)           (1,896)
     Change in nonadmitted assets                                                                      (1,128)           (2,298)
     Elimination of statutory ceding commission amortization and capitalization                        (1,218)           (1,260)
     Provision to return adjustment                                                                                         225
     Change in pension liability                                                                         (447)               --
     Other                                                                                             (1,356)              743
                                                                                             ----------------  ----------------
                                                                                             $         13,492  $           (755)
                                                                                             ================  ================
     Federal and foreign income taxes incurred                                               $         23,239  $         24,496
     Change in net deferred income taxes                                                               (9,747)          (25,251)
                                                                                             ----------------  ----------------
          Total statutory income tax                                                         $         13,492  $           (755)
                                                                                             ================  ================
     Federal income tax-operating                                                            $         20,602  $         26,896
     Federal income tax-capital gains (losses)                                                          2,637            (2,400)
                                                                                             ----------------  ----------------
          Federal income tax incurred                                                        $         23,239  $         24,496
                                                                                             ================  ================

     The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

     2016                                                                                                      $         24,481
     2015                                                                                                      $         17,238
     2014                                                                                                      $         19,171

     A reconciliation of the beginning and ending liability for tax contingencies is as follows:

                                                                                                  2016              2015
                                                                                             ----------------  ----------------
     Beginning of the year balance                                                           $          5,097  $          4,014
        Additions based on tax positions related to the current year                                      582             1,391
        Additions based on tax positions related to prior years                                            --                96
        Decrease based on tax poisitions related to current year                                         (596)               --
        Decrease for settlements                                                                       (3,693)             (404)
                                                                                             ----------------  ----------------
     End of the year balance                                                                 $          1,390  $          5,097
                                                                                             ================  ================

     The Company recognizes interest or penalties paid or accrued related to unrealized tax benefits as part of the income tax provision. No significant amounts were paid or accrued in the current year.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

     The Company files tax returns in the U.S. federal jurisdiction and various state jurisdictions. For the major jurisdictions where it operates, the statutes remain open for the current and three prior calendar years. During 2016, the Internal Revenue Service examined the consolidated federal income tax returns for 2011 through 2014. As part of such examination, settlement was reached with respect to the Company's uncertain tax position reported in those years of $3,693. Calendar years 2015 and 2016 remain open to examination by the Internal Revenue Service.

11. REINSURANCE

     AUL is a party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding companies for portions of the claims incurred. At December 31, 2016 and 2015, life reinsurance assumed was approximately 47 percent and 51 percent, respectively, of gross life insurance in force. Premiums on life reinsurance assumed were approximately 28 percent and 30 percent of gross life insurance premium income in 2016 and 2015, respectively. Premiums on accident and health reinsurance assumed were approximately 35 percent and 39 percent of gross accident and health premium income in 2016 and 2015, respectively.

     In 2014, the Company began ceding that portion of the total risk on an individual life in excess of $1,000. Prior to 2014, the amount ceded was in excess of $500. For accident and health and disability policies, AUL has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage. Certain statistical data with respect to reinsurance ceded follows:

                                                                                                  2016              2015
                                                                                             ----------------  ----------------
     Reinsurance ceded on ordinary life in force                                             $     80,882,919   $    84,232,747
     Reinsurance ceded on group and credit life in force                                            3,362,960         3,923,233
     Life reinsurance premiums ceded                                                                  192,500           190,201
     Accident and health reinsurance premiums ceded                                                    78,384            78,168
     Reinsurance recoveries                                                                           320,969           317,401

     All AUL reinsurance agreements qualify for accounting as transfers of risk. Premiums for policies reinsured with other companies have been reported as a reduction of premium income and amounts applicable to reinsurance ceded for policy reserves and claim liabilities have been reported as reductions of these items. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, AUL would remain liable. Policy reserves have been reduced at December 31, 2016 and 2015 by $2,167,948 and $2,117,857, respectively, for reinsurance ceded. Claim liabilities have been reduced at December 31, 2016 and 2015 by $87,984 and $100,576, respectively, for reinsurance ceded.

     Two reinsurers account for approximately 93 percent of AUL's December 31, 2016 ceded reserves for life, annuity and accident and health insurance. These insurers maintain A.M. Best ratings between A+ and A-. Management believes amounts recoverable from these reinsurers are collectable. The remainder of such ceded reserves is spread among numerous reinsurers.

     The Company has reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. If the reinsurance agreements were unilaterally cancelled there would not be a reduction to surplus. At December 31, 2016, there are no reinsurance agreements in effect such that losses paid or accrued exceed the total direct premium collected. The Company does not have and has not written off any uncollectible reinsurance during 2016 or 2015.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

     The Company did not commute any material ceded reinsurance in 2016 or 2015.

12. DIRECT PREMIUM WRITTEN/PRODUCED BY MANAGING GENERAL AGENTS/THIRD PARTY ADMINISTRATORS

     MidAmerica Administrative & Retirement Solutions, Inc. of Lakeland, Florida provides claims payment, claims adjustment, and premium collection for group annuity business. The direct premium written related to MidAmerica for 2016 and 2015 was $216,044 and $234,947, respectively. MidAmerica does not have an exclusive contract with the Company.

13. RISK-BASED CAPITAL

     The NAIC requires companies to calculate Risk-based Capital ("RBC") to serve as a benchmark for the regulation of life insurance companies by state insurance regulators. At December 31, 2016, the Company's calculated RBC exceeded the minimum RBC requirements.

14. COMMITMENTS AND CONTINGENCIES

     Various lawsuits have arisen in the course of the Company's business. In these matters and collectively, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact on its operations, financial condition, or cash flow.

     During the third quarter of 2016, the Company received a settlement from a service provider which resulted in a gain of $21,717 which has been reported as other income in the statements of operations.

15. SURPLUS NOTES AND SHAREHOLDER DIVIDENDS

     In 1996, AUL issued $75,000 of 7.75 percent surplus notes, due March 30, 2026. The surplus notes were issued for cash and have the following repayment conditions and restrictions: 1) interest and principal payments may be made only with the prior approval of the Indiana Insurance Commissioner, and 2) repayment of the principal due may be made only from unassigned surplus. No affiliates of the Company hold positions in the surplus notes.

     Interest is payable semiannually in March and September. Interest payments of $5,813 were approved and paid in 2016 and 2015. Total interest paid inception to date is $119,867.

     Had the accrual of interest on surplus notes not been subject to approval of the Commissioner, accrued interest payable on the surplus notes at December 31, 2016 and 2015 would have been $1,453.

     Under Indiana law, the amount of dividends a domestic insurer is permitted to pay without prior approval of the IDOI is limited to an amount not exceeding the greater of 10 percent of the Company's statutory surplus as of the most recently preceding December 31 or 100 percent of the Company's statutory gain from operations for the twelve month period ending on the most recently preceding December 31. Under state statutes, dividends would be limited to approximately $95,545 in 2017.

     The Company paid no dividends in 2016. AUL paid a $100,000 ordinary dividend to its sole shareholder, OneAmerica, in 2015.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

     The portion of unassigned surplus represented or reduced by each item below as of December 31, 2016 is as follows:

     Nonadmitted asset values                                                                                   $      (129,501)
     Asset valuation reserve                                                                                    $       (86,391)
     Net unrealized loss                                                                                        $       (15,144)
     Reinsurance recoverables from unauthorized companies                                                       $          (121)

16. FEDERAL HOME LOAN BANK OF INDIANAPOLIS

     In 2015, the Company entered into a line of credit with the Federal Home Loan Bank of Indianapolis (FHLBI) for amounts up to $50,000. The interest rate is determined based upon the variable advance rate at the time of a draw. There is no amount outstanding on this facility as of December 31, 2016.

     The Company maintains a membership in the FHLBI. FHLBI membership provides ready access to funds and borrowing capacity through the issuance of Funding Agreements. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52 accounting treatment to these funds, consistent with its other deposit-type contracts. The Company is required to hold a certain amount of FHLBI common stock as a requirement of membership, based on a minimum of 5 percent of outstanding borrowings. At December 31, 2016 and 2015, the carrying value of the FHLBI Class B common stock was $50,538 and $47,385, respectively. The carrying value of the FHLBI common stock approximates fair value.

     Funding Agreements associated with the FHLBI totaled $1,069,064 and $1,035,120 as of December 31, 2016 and 2015, respectively. The proceeds were used to purchase bonds. The Company closely matches the maturities of the Funding Agreements with bond maturities. The Funding Agreements are classified as Deposit Type Contracts and had a carrying value of $1,070,094 and $1,036,111 at December 31, 2016 and 2015, respectively. Interest paid was $22,906 and $22,578 in 2016 and 2015, respectively.

     The line of credit and Funding Agreements are collateralized by bond and mortgage loan investments and are maintained in a custodial account for the benefit of the FHLBI. The fair value of pledged assets amounted to $1,782,023 and $1,635,118 at December 31, 2016 and 2015, respectively, and is included in bonds and mortgage loan investments reported on the Statutory Statements of Admitted Assets, Liabilities and Surplus. The maximum carrying value of collateral pledged during the reporting period was $1,798,768.

     The fixed rate funding agreements are pre-payable subject to payment of a yield maintenance fee based on current market interest rates. While no pre-payments are expected, the aggregate fee to prepay all fixed rate borrowings would have been $13,330 at December 31, 2016.

17. FAIR VALUE OF FINANCIAL INSTRUMENTS

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Authoritative guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value based on their observability. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

     within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

     - Level 1 -- Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets provide current pricing data on a more frequent basis. Examples include certain U.S. Treasury securities and exchange-traded equity securities.

     - Level 2 -- Fair value is based on quoted prices for similar assets or liabilities in active markets, inactive markets, or model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. This level includes financial instruments that are valued by independent pricing services using models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs which are observable or derived from observable information in the marketplace. Examples include certain public and private corporate securities.

     - Level 3 -- Fair value is based on valuations derived from techniques in which one or more significant inputs or significant value drivers are unobservable for assets or liabilities. Examples include certain public corporate securities and other less liquid securities; for example the FHLBI stock.

     In certain instances, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, the level disclosed is based on the lowest level significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement and ultimate classification of each asset and liability requires judgment.

     The fair values of equity securities and separate account assets are based on quoted market prices where available. The Company is responsible for the determination of fair value and therefore performs quantitative and qualitative analysis of prices received from third parties.

     The fair value of derivative contracts are measured based on current settlement values, which are based on quoted market prices and industry standard models that are commercially available. These techniques project cash flows of the derivatives using current and implied future market conditions. The present value of the cash flows is calculated to measure the current fair value of the derivative. The derivative assets and liabilities consist of options contracts. The Company's derivative products are categorized as Level 2 in the fair value hierarchy.

     The Company has a pricing group which includes representatives from investments and accounting. The team is responsible for overseeing and monitoring the pricing of the Company's investments and performs periodic due diligence reviews of the pricing services. The pricing review includes analysis of investment prices, approval of price source changes, price overrides, methodology changes, and classification of fair value hierarchy levels.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

     The table below presents the balances of assets measured at fair value as of December 31:

                                                        QUOTED PRICES IN    SIGNIFICANT       SIGNIFICANT          TOTAL
                                                         ACTIVE MARKETS      OBSERVABLE       UNOBSERVABLE          FAIR
     2016                                                   LEVEL 1           LEVEL 2           LEVEL 3            VALUE
     -------------------------------------------------  ----------------  ----------------  ----------------  ----------------
     ASSETS
        Common stocks
          Industrial & misc                             $         11,078  $             --  $         52,939  $         64,017
          Mutual funds                                            29,952                --                --            29,952
                                                        ----------------  ----------------  ----------------  ----------------
             Total common stocks                                  41,030                --            52,939            93,969
        Derivatives                                                   --            18,154                --            18,154
        Separate account assets *                             12,857,576                --                --        12,857,576
                                                        ----------------  ----------------  ----------------  ----------------
             Total Assets                               $     12,898,606  $         18,154  $         52,939  $     12,969,699
                                                        ================  ================  ================  ================
     LIABILITIES
        Derivatives                                     $             --  $         10,976  $             --  $         10,976

                                                        QUOTED PRICES IN    SIGNIFICANT       SIGNIFICANT          TOTAL
                                                         ACTIVE MARKETS      OBSERVABLE       UNOBSERVABLE          FAIR
     2015                                                   LEVEL 1           LEVEL 2           LEVEL 3            VALUE
     -------------------------------------------------  ----------------  ----------------  ----------------  ----------------
     ASSETS
        Common stocks
          Industrial & misc                             $         16,990  $             --  $         48,090  $         65,080
          Mutual funds                                            20,852                --                --            20,852
                                                        ----------------  ----------------  ----------------  ----------------
             Total common stocks                                  37,842                --            48,090            85,932
        Derivatives                                                   --             5,563                --             5,563
        Separate account assets *                             12,312,537                --                --        12,312,537
                                                        ----------------  ----------------  ----------------  ----------------
             Total Assets                               $     12,350,379  $          5,563  $         48,090  $     12,404,032
                                                        ================  ================  ================  ================
     LIABILITIES
        Derivatives                                     $             --  $          2,724  $             --  $          2,724

--------
     *SEPARATE ACCOUNT ASSETS REPRESENT SEGREGATED FUNDS THAT ARE INVESTED ON BEHALF OF CUSTOMERS. INVESTMENT RISKS ASSOCIATED WITH MARKET VALUE CHANGES ARE BORNE BY THE CUSTOMER.

     There were no transfers between Level 1 and Level 2 of the fair value hierarchy. The Company's policy is to recognize transfers between levels at amortized cost as of the beginning of the reporting period. The specific assets currently reported as Level 3 are stocks that are not publicly traded on an exchange.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

     The following table provides a summary of the changes in fair value of Level 3 assets and liabilities, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets held at:

                                                                                                               COMMON STOCKS
                                                                                                             INDUSTRIAL & MISC
                                                                                                            ------------------
     BEGINNING BALANCE AT DECEMBER 31, 2014                                                                 $           46,035
        Transfer into level 3                                                                                               --
        Transfer out of level 3                                                                                             --
        Total gains included in net income                                                                                  --
        Total gains included in surplus                                                                                     53
        Purchases                                                                                                        2,650
        Issuances                                                                                                           --
        Sales                                                                                                             (648)
        Settlements                                                                                                         --
                                                                                                            ------------------
     ENDING BALANCE AT DECEMBER 31, 2015                                                                    $           48,090
        Transfer into level 3                                                                                               --
        Transfer out of level 3                                                                                             --
        Total gains included in net income                                                                                  --
        Total gains included in surplus                                                                                    340
        Purchases                                                                                                        4,509
        Issuances                                                                                                           --
        Sales                                                                                                               --
        Settlements                                                                                                         --
                                                                                                            ------------------
     ENDING BALANCE AT DECEMBER 31, 2016                                                                    $           52,939
                                                                                                            ==================

     Realized gains (losses) are reported in the Statutory Statements of Operations, while unrealized gains (losses) are reported within unassigned surplus in the Statutory Statements of Admitted Assets, Liabilities and Surplus.

     Authoritative guidance requires disclosure of the estimated fair value of certain financial instruments and the methods and significant assumptions used to estimate their fair values. The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time. They do not represent liquidation values and may vary significantly from amounts that will be realized in actual transactions. Therefore, the fair values presented in the table should not be construed as the underlying value of the Company.

     The disclosure of fair value information about certain financial instruments is based primarily on quoted market prices. The fair values cash, cash equivalents, and short-term investments approximate the carrying amounts reported in the balance sheet. Fair values for bonds, equity securities and derivatives are based on quoted market prices where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. It is not practicable to estimate the fair value of contract loans.

     The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

     for similar maturities. The fair value of other invested assets is based on quoted market prices where available.

     The fair value of the corporate owned life insurance and the employee and agent trust is based upon the cash surrender value.

     Fair values of other insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

     The fair value of Funding Agreements with FHLBI was estimated by discounting the future cash flows using current rates.

     The fair values of certain financial instruments, along with the corresponding carrying values as of December 31, are as follows:

                                                                        2016
                                     -----------------------------------------------------------------------------  NOT PRACTICABLE
                                          FAIR          ADMITTED                                                       CARRYING
                                          VALUE          VALUE          LEVEL 1         LEVEL 2        LEVEL 3           VALUE
                                     --------------  -------------  --------------  --------------  --------------  ---------------
     Assets
        Bonds                        $    9,770,332  $   9,405,914  $      101,083  $    9,511,201  $      158,048  $            --
        Preferred stocks                      7,522          7,533              --           7,522              --               --
        Common stocks                        93,970         93,969          41,031              --          52,939               --
        Mortgage loans                    1,704,771      1,743,541              --              --       1,704,771               --
        Contract loans                           --        311,943              --              --              --          311,943
        Derivatives                          18,154         18,154              --          18,154              --               --
        Other invested assets                83,808         81,281              --          28,553          55,255               --
        Short-term investments                7,936          7,950                           7,244             692               --
        Corporate owned life
          insurance                          82,425         82,425              --          82,425              --               --
        Employee and agent trust              3,621          3,621              --           3,621              --               --
        Separate account assets          12,857,576     12,857,576      12,857,576              --              --               --
     Liabilities
        Derivatives                          10,976         10,976              --          10,976              --               --
        Funding agreements                1,068,451      1,070,094              --              --       1,068,451               --

                                                                        2015
                                     -----------------------------------------------------------------------------  NOT PRACTICABLE
                                          FAIR          ADMITTED                                                       CARRYING
                                          VALUE          VALUE          LEVEL 1         LEVEL 2        LEVEL 3           VALUE
                                     --------------  -------------  --------------  --------------  --------------  ---------------
     Assets
        Bonds                        $    9,032,353  $   8,788,576  $      137,776  $    8,788,576  $      106,001  $            --
        Preferred stocks                      9,625          9,533              --           9,625              --               --
        Common stocks                        85,931         85,932          37,842              --          48,089               --
        Mortgage loans                    1,538,788      1,515,752              --              --       1,538,788               --
        Contract loans                           --        283,709              --              --              --          283,709
        Derivatives                           5,563          5,563              --           5,563              --               --
        Other invested assets                78,327         77,761              --           4,532          73,795               --
        Short-term investments              137,003        137,003         137,000              --               3               --
        Corporate owned life
          insurance                          63,505         63,505              --          63,505              --               --
        Employee and agent trust              5,152          5,152              --           5,152              --               --
        Separate account assets          12,312,537     12,312,537      12,312,537              --              --               --
     Liabilities
        Derivatives                           2,724          2,724              --           2,724              --               --
        Funding agreements                1,046,226      1,036,111              --              --       1,046,226               --

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

18. SUBSEQUENT EVENTS

     Management has evaluated the impact of all subsequent events through March 24, 2017, the date the financial statements were available to be issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

                             SUPPLEMENTAL SCHEDULES

AMERICAN UNITED LIFE INSURANCE COMPANY
SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES
AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2016
(DOLLARS IN THOUSANDS)

The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves:

Investment income earned
   Government bonds                                                                                            $         31,376
   Other bonds (unaffiliated)                                                                                           398,834
   Preferred stocks (unaffiliated)                                                                                          484
   Common stocks (unaffiliated)                                                                                           3,115
   Mortgage loans                                                                                                        78,569
   Real estate                                                                                                           16,509
   Premium notes, policy loans and liens                                                                                 16,158
   Cash/short-term investments                                                                                              263
   Other invested assets                                                                                                  5,932
   Aggregate write-ins for investment income                                                                                274
                                                                                                               ----------------
     Gross investment income                                                                                   $        551,514
                                                                                                               ================
Real estate owned--book value less encumbrances                                                                $         84,799
Mortgage loans--book value
   Residential mortgages                                                                                       $             97
   Commercial mortgages                                                                                               1,743,444
                                                                                                               ----------------
        Total mortgage loans                                                                                   $      1,743,541
                                                                                                               ================
Mortgage loans by standing--book value
   Good standing                                                                                               $      1,742,529
   Good standing with restructured terms                                                                                  1,012
   Interest overdue more than three months, not in foreclosure
   Foreclosure in process                                                                                                    --
                                                                                                               ----------------
        Total mortgage loans                                                                                   $      1,743,541
                                                                                                               ================
Other long-term assets--statement value                                                                        $        100,838
Common stock of parent, subsidiary, and affiliates--book value                                                 $          1,991
Bonds and short-term investments by class and maturity
   Bonds by maturity--statement value
     Due within one year or less                                                                               $        535,702
     Over 1 year through 5 years                                                                                      2,398,436
     Over 5 years through 10 years                                                                                    3,265,314
     Over 10 years through 20 years                                                                                   1,601,469
     Over 20 years                                                                                                    1,612,943
                                                                                                               ----------------
        Total by maturity                                                                                      $      9,413,864
                                                                                                               ================
   Bonds by class--statement value
     Class 1                                                                                                   $      5,392,488
     Class 2                                                                                                          3,689,633
     Class 3                                                                                                            283,017
     Class 4                                                                                                             41,122
     Class 5                                                                                                              7,604
     Class 6                                                                                                                 --
                                                                                                               ----------------
          Total by class                                                                                       $      9,413,864
                                                                                                               ================
   Total bonds publicly traded                                                                                 $      6,362,521
   Total bonds privately placed                                                                                $      3,051,343

AMERICAN UNITED LIFE INSURANCE COMPANY
SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES, CONTINUED
AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2016
(DOLLARS IN THOUSANDS)

Preferred stocks--statement value                                                                              $          7,533
Common stocks--market value                                                                                    $         95,960
Short-term investments--book value                                                                             $          7,950
Derivatives - statement value, net                                                                             $          7,178
Cash (overdraft) on deposit                                                                                    $        (49,517)
Life insurance in force, net of reinsurance
   Ordinary                                                                                                    $     11,063,860
   Credit life                                                                                                 $             --
   Group life                                                                                                  $     37,678,900
Amount of accidental death insurance in force under ordinary policies                                          $         35,627
Life insurance policies with disability provisions in force
   Ordinary                                                                                                    $          9,105
   Group life                                                                                                  $         32,014
Supplementary contracts
   Ordinary--not involving life contingencies
     Amount on deposit                                                                                         $         27,725
     Income payable                                                                                            $            285
   Ordinary--involving life contingencies
     Income payable                                                                                            $            227
   Group--not involving life contingencies
     Amount on deposit                                                                                         $             95
Annuities
   Ordinary
     Immediate--amount of income payable                                                                       $         24,913
     Deferred--fully paid account balance                                                                      $             14
     Deferred--not fully paid account balance                                                                  $      1,093,213
   Group
     Amount of income payable                                                                                  $         70,905
     Fully paid account balance                                                                                $        467,746
     Not fully paid account balance                                                                            $      5,223,273
Accident and health insurance--premiums in force
   Ordinary                                                                                                    $         53,878
   Group                                                                                                       $        102,388
   Credit                                                                                                      $            210

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES, CONTINUED
AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2016
(DOLLARS IN THOUSANDS)


Deposit funds and dividend accumulations
   Deposit funds--account balance                                                                              $          6,282
   Dividend accumulations--account balance                                                                     $         46,218
Claim payments (by accident year)
   Group accident and health
     2016                                                                                                      $         22,321
     2015                                                                                                      $          9,770
     2014                                                                                                      $          2,665
     2013                                                                                                      $          1,208
     2012                                                                                                      $            680
     Prior                                                                                                     $         14,781
   Other accident and health
     2016                                                                                                      $             --
     2015                                                                                                      $             --
     2014                                                                                                      $             --
     2013                                                                                                      $             --
     2012                                                                                                      $             --
     Prior                                                                                                     $             --
 Other coverages that use developmental methods to calculate claims reserves
     2016                                                                                                      $             --
     2015                                                                                                      $             --
     2014                                                                                                      $             --
     2013                                                                                                      $             --
     2012                                                                                                      $             --
     Prior                                                                                                     $             --

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
SUMMARY INVESTMENT SCHEDULE
DECEMBER 31, 2016
(DOLLARS IN THOUSANDS)

The Company's gross investment holdings as filed in the 2016 Annual Statement are $11,709,149.

                                                                                                ADMITTED ASSETS AS REPORTED
                                                            GROSS INVESTMENT HOLDINGS             IN THE ANNUAL STATEMENT
                                                        ----------------------------------   ----------------------------------
                                                            AMOUNT          PERCENTAGE           AMOUNT          PERCENTAGE
                                                        ----------------  ----------------   ----------------  ----------------
INVESTMENT CATEGORIES
BONDS
   US Treasury Securities                               $        100,440              0.86%  $        100,440              0.86%
   U.S. Government agency and corporate obligations
     (excluding mortgage-backed securities)
     Issued by US Government agencies                             14,883              0.13%            14,883              0.13%
     Issued by US Government-sponsored agencies                       --                --                 --                --
   Foreign government (including Canada, excluding
     mortgage-backed securities)                                  15,298              0.13%            15,298              0.13%
   Securities issued by states, territories, and
     possessions and political subdivisions in the US
     State and territory and possession general
        obligations                                               10,088              0.09%            10,088              0.09%
     Political subdivisions of states, territories and
        possessions political subdivisions general
        obligations                                                2,316              0.02%             2,316              0.02%
     Revenue and assessment obligations                          170,011              1.45%           170,011              1.45%
     Industrial development bonds and similar
        obligations                                                5,784              0.05%             5,784              0.05%
   Mortgage-backed securities (including residential
     and commercial MBS)
     Pass-through securities
        Guaranteed by GNMA                                         4,236              0.04%             4,236              0.04%
        Issued by FNMA and FHLMC                                   8,365              0.07%             8,365              0.07%
        Other pass-through securities                            146,750              1.25%           146,750              1.25%
     CMOs and REMICs
        Issued by FNMA, FHLMC or GNMA                          1,228,263             10.49%         1,228,263             10.49%
        Privately issued and collateralized by MBS
          issued or guaranteed by GNMA, FNMA, or
          FHLMC                                                   11,725              0.10%            11,725              0.10%
        All other privately issued                               358,577              3.06%           358,577              3.06%
OTHER DEBT AND OTHER FIXED INCOME SECURITIES
   (EXCLUDING SHORT TERM)
   Unaffiliated domestic securities (includes credit
     tenant loans rated by the SVO)                            5,867,674             50.11%         5,867,674             50.11%
   Unaffiliated foreign securities                             1,461,504             12.48%         1,461,504             12.48%
   Affiliated securities                                              --                --                 --                --

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
SUMMARY INVESTMENT SCHEDULE, CONTINUED
DECEMBER 31, 2016
(DOLLARS IN THOUSANDS)

                                                                                                ADMITTED ASSETS AS REPORTED
                                                            GROSS INVESTMENT HOLDINGS             IN THE ANNUAL STATEMENT
                                                        ----------------------------------   ----------------------------------
                                                            AMOUNT          PERCENTAGE           AMOUNT          PERCENTAGE
                                                        ----------------  ----------------   ----------------  ----------------
EQUITY INTEREST
   Investments in mutual funds                                    29,952              0.26%            29,952              0.26%
   Preferred stocks
     Affiliated                                                       --                --                 --                --
     Unaffiliated                                                  7,533              0.06%             7,533              0.06%
   Publicly traded equity securities (excluding
     preferred stocks)
     Affiliated                                                       --                --                 --                --
     Unaffiliated                                                 11,079              0.09%            11,079              0.09%
   Other equity securities
     Affiliated                                                    1,991              0.02%             1,991              0.02%
     Unaffiliated                                                 52,938              0.45%            52,938              0.45%
   Other equity interests including tangible personal
     property under leases
     Affiliated                                                       --                --                 --                --
     Unaffiliated                                                     --                --                 --                --
MORTGAGE LOANS
   Construction and land development                                  --                --                 --                --
   Agricultural                                                       --                --                 --                --
   Single family residential properties                               97              0.00%                97              0.00%
   Multifamily residential properties                                 --                --                 --                --
   Commercial loans                                            1,743,444             14.89%         1,743,444             14.89%
REAL ESTATE INVESTMENTS
   Property occupied by the company                               69,150              0.59%            69,150              0.59%
   Property held for the production of income                     15,649              0.13%            15,649              0.13%
   Property held for sale                                             --                --                 --                --
Contract Loans                                                   311,943              2.66%           311,943              2.66%
Derivatives                                                       18,154              0.16%            18,154              0.16%
Receivables for securities                                         1,403              0.01%             1,403              0.01%
Cash and short-term investments                                  (41,567)            -0.35%           (41,567)            -0.36%
Other invested assets                                             81,469              0.70%            81,281              0.69%
                                                        ----------------  ----------------   ----------------  ----------------
     TOTAL INVESTED ASSETS                              $     11,709,149            100.00%  $     11,708,961            100.00%
                                                        ================  ================   ================  ================

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISK INTERROGATORIES
DECEMBER 31, 2016
(DOLLARS IN THOUSANDS)

1. State the reporting entity's total admitted assets as reported on its annual statement. $12,074,253

2. State by investment category the 10 largest exposures to a single issuer/borrower/investment, excluding U.S. government, U.S. government agency securities and those U.S. government money market funds listed in the Appendix to the SVO Purposes and Procedures Manual as exempt, property occupied by the Company and policy loans.

                                                                                                            PERCENTAGE OF TOTAL
     INVESTMENT CATEGORY                                                                       AMOUNT         ADMITTED ASSETS
     -----------------------------------------------------------------------------------  ----------------  -------------------
     2.01  AMERICAN WATER WORKS COMPANY INC                                               $         71,121                  0.6%
     2.02  ANHEUSER-BUSCH INVEV SA NV                                                               52,458                  0.4%
     2.03  FEDERAL HOME LOAN BANK COMM                                                              50,538                  0.4%
     2.04  DUKE ENERGY CORP                                                                         47,562                  0.4%
     2.05  ALLIANT ENERGY CORP                                                                      44,912                  0.4%
     2.06  BANK OF AMERICA CORP                                                                     44,704                  0.4%
     2.07  SIEMENS AG                                                                               44,283                  0.4%
     2.08  UNITED TECHNOLOGIES CORPORATION                                                          44,087                  0.4%
     2.09  MEDTRONIC PLC                                                                            43,462                  0.4%
     2.10  COMCAST CORPORATION                                                                      42,753                  0.4%

3. State the amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC rating.

                                                     PERCENTAGE OF TOTAL                                   PERCENTAGE OF TOTAL
                                                          ADMITTED           PREFERRED                          ADMITTED
     BONDS                               AMOUNT            ASSETS             STOCKS          AMOUNT             ASSETS
     ------------------------------  -------------  --------------------  --------------  --------------  ---------------------
     3.01  NAIC - 1                      5,392,488                  44.7% P/RP - 1        $           --                    0.0%
     3.02  NAIC - 2                      3,689,633                  30.6% P/RP - 2                 7,533                    0.1%
     3.03  NAIC - 3                        283,017                   2.3% P/RP - 3                    --                    0.0%
     3.04  NAIC - 4                         41,122                   0.3% P/RP - 4                    --                    0.0%
     3.05  NAIC - 5                          7,604                   0.1% P/RP - 5                    --                    0.0%
     3.06  NAIC - 6                             --                   0.0% P/RP - 6                    --                    0.0%

4. State the amounts and percentages of the reporting entity's total admitted assets held in foreign investments (regardless of whether there is any foreign currency exposure) and unhedged foreign currency exposure (defined as the statement value of investments denominated in foreign currencies which are not hedged by financial instruments qualifying for hedge accounting as specified in SSAP No. 31--DERIVATIVE INSTRUMENTS), including:

     Are assets held in foreign investments less than 2.5% of the reporting entity's total admitted assets? Yes [ ] No [X]

     4.01  Total admitted assets held in foreign investments                              $    1,236,292                   10.2%
     4.02  Foreign-currency-denominated investments                                                   --                    0.0%
     4.03  Insurance liabilities denominated in that same foreign currency                            --                    0.0%

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISK INTERROGATORIES, CONTINUED
DECEMBER 31, 2016
(DOLLARS IN THOUSANDS)

5.   Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                                                                           PERCENTAGE OF TOTAL
                                                                                              AMOUNT         ADMITTED ASSETS
                                                                                          --------------  ---------------------
     5.01  Countries rated NAIC-1                                                         $    1,189,508                    9.9%
     5.02  Countries rated NAIC-2                                                                 46,784                    0.4%
     5.03  Countries rated NAIC-3 or below                                                            --                    0.0%

6. Two largest foreign investment exposures to a single country, categorized by NAIC sovereign rating:

                                                                                                           PERCENTAGE OF TOTAL
                                                                                              AMOUNT         ADMITTED ASSETS
                                                                                          --------------  ---------------------
           Countries rated NAIC-1
     6.01  Country:   United Kingdom                                                      $      320,347                    2.7%
     6.02  Country:   Australia                                                                  272,862                    2.3%
           Countries rated NAIC-2
     6.03  Country:   Mexico                                                              $       32,284                    0.3%
     6.04  Country:   Spain                                                                       14,500                    0.1%
           Countries rated NAIC-3 or below
     6.05  Country:                                                                       $           --                    0.0%
     6.06  Country:                                                                                   --                    0.0%

                                                                                                           PERCENTAGE OF TOTAL
                                                                                              AMOUNT         ADMITTED ASSETS
                                                                                          --------------  ---------------------
7.   Aggregate unhedged foreign currency exposure                                         $           --                    0.0%

8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

     8.01  Countries rated NAIC-1                                                         $           --                    0.0%
     8.02  Countries rated NAIC-2                                                                     --                    0.0%
     8.03  Countries rated NAIC-3 or below                                                            --                    0.0%

9. Largest unhedged foreign currency exposures by country, categorized by the country's NAIC sovereign rating:

     9.01  Country:                                                                       $           --                    0.0%
     9.02  Country:                                                                                   --                    0.0%

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISK INTERROGATORIES, CONTINUED
DECEMBER 31, 2016
(DOLLARS IN THOUSANDS)

List the 10 largest sovereign (i.e. non-governmental) foreign issues:

                                                                                                            PERCENTAGE OF TOTAL
                                                                                               AMOUNT         ADMITTED ASSETS
                                                                                          --------------  ---------------------
     10.01 1FE SIEMENS AG                                                                 $       44,283                    0.4%
     10.02 1FE ROYAL DUTCH SHELL PLC                                                              34,811                    0.3%
     10.03 1FE INVESCO LTD                                                                        34,258                    0.3%
     10.04   1 CSL LTD                                                                            34,054                    0.3%
     10.05   2 KONINKLIJKE PHILIPS ELECTRONICS NV                                                 27,411                    0.2%
     10.06 2FE PERNOD-RICARD SA                                                                   24,873                    0.2%
     10.07 2FE BRITISH SKY BROADCASTING GROUP PLC                                                 23,964                    0.2%
     10.08   1 COMPASS GROUP PLC                                                                  23,000                    0.2%
     10.09 2FE WPP PLC                                                                            22,987                    0.2%
     10.10 1FE MACQUARIE GROUP LTD                                                                22,738                    0.2%

11. Amounts and percentages of the reporting entity's total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

Are assets held in foreign investments less than 2.5% of the reporting entity's total admitted assets? Yes /X/ No / /

     11.01 Total admitted assets held in Canadian investments                             $           --                    0.0%
     11.02 Canadian-currency denominated investments                                                  --                    0.0%
     11.03 Canadian-denominated insurance liabilities                                                 --                    0.0%
     11.04 Unhedged Canadian currency exposure                                                        --                    0.0%

Line 12 is not applicable because the Company does not have contractual sales restrictions.

Line 13 is not applicable because the Company's equity securities are less than 2.5% of admitted assets.

Line 14 is not applicable because the Company's nonaffiliated, privately placed equities is less than 2.5% of admitted assets.

Line 15 is not applicable because the Company's general partnership interests are less than 2.5% of admitted assets.

16. With respect to mortgage loans reported in Schedule B, state the amounts and percentages of the reporting entities total admitted assets held.

     Are mortgage loans reported in Schedule B less than 2.5 percent of the reporting entity's total admitted assets? Yes [ ] No[X]

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISK INTERROGATORIES, CONTINUED
DECEMBER 31, 2016
(DOLLARS IN THOUSANDS)

     List each of the 10 largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

                                                                                                           PERCENTAGE OF TOTAL
     TYPE (RESIDENTIAL, COMMERCIAL, AGRICULTURAL)                                              AMOUNT        ADMITTED ASSETS
     --------------------------------------------------------------------------------     --------------  ---------------------
     16.02    Commercial                                                                  $       26,000                    0.2%
     16.03    Commercial                                                                          25,427                    0.2%
     16.04    Commercial                                                                          24,947                    0.2%
     16.05    Commercial                                                                          23,550                    0.2%
     16.06    Commercial                                                                          17,387                    0.1%
     16.07    Commercial                                                                          16,355                    0.1%
     16.08    Commercial                                                                          16,098                    0.1%
     16.09    Commercial                                                                          15,047                    0.1%
     16.10    Commercial                                                                          14,920                    0.1%
     16.11    Commercial                                                                          14,841                    0.1%

     Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:

                                                                                                           PERCENTAGE OF TOTAL
                                                                                              AMOUNT         ADMITTED ASSETS
                                                                                          --------------  ---------------------
     16.12  Construction loans                                                            $           --                    0.0%
     16.13  Mortgage loans over 90 days past due                                                      --                    0.0%
     16.14  Mortgage loans in the process of foreclosure                                              --                    0.0%
     16.15  Mortgage loans foreclosed                                                                 --                    0.0%
     16.16  Restructured mortgage loans                                                            1,012                    0.0%

17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

                                   RESIDENTIAL                        COMMERCIAL                        AGRICULTURAL
                        ---------------------------------  ----------------------------------  ---------------------------------
                                     PERCENTAGE OF TOTAL                  PERCENTAGE OF TOTAL               PERCENTAGE OF TOTAL
                                          ADMITTED                            ADMITTED                           ADMITTED
     LOAN-TO VALUE         AMOUNT          ASSETS            AMOUNT            ASSETS            AMOUNT           ASSETS
     ----------------   ------------ --------------------  ------------  --------------------  -----------  --------------------
     17.01 above 95%    $         --                  0.0%        1,011                   0.0% $        --                   0.0%
     17.02 91% to 95%             --                  0.0%        2,121                   0.0%          --                   0.0%
     17.03 81% to 90%             --                  0.0%          --                    0.0%          --                   0.0%
     17.04 71% to 80%             --                  0.0%        7,951                   0.1%          --                   0.0%
     17.05 below 70%              97                  0.0%    1,732,361                  14.3%          --                   0.0%

Line 18 is not applicable because the Company's investments held in real estate are less than 2.5% of admitted assets.

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISK INTERROGATORIES, CONTINUED
DECEMBER 31, 2016
(DOLLARS IN THOUSANDS)

Line 19 is not applicable because the Company's investments held in mezzanine real estate loans are less than 2.5% of admitted assets.

Line 20 is not applicable since the Company does not have securities lending or repurchase agreements.

Line 21 is not applicable since the Company does not have warrants not attached to other financial instruments, options, caps and floors.

Line 22 Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps, and forwards.

                                                          AT YEAR-END
                                                      PERCENTAGE OF TOTAL                   AT END OF EACH QUARTER
                                                 ------------------------------  ---------------------------------------------
                                                                    ADMITTED        1ST QTR         2ND QTR         3RD QTR
                                                     AMOUNT           ASSET          AMOUNT          AMOUNT          AMOUNT
                                                 --------------  --------------  --------------  -------------   -------------
                                                                                  (UNAUDITED)     (UNAUDITED)     (UNAUDITED)
     Hedging                                                 --             0.0%             --             --              --
     Income generation                                       --             0.0%             --             --              --
     Replications                                            --             0.0%             --             --              --
     Other                                                   --             0.0%             --             --              --

Line 23 is not applicable since the Company does not have potential exposure for futures contracts.

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO THE SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES, SUMMARY INVESTMENT SCHEDULE AND SUPPLEMENTAL INVESTMENT RISK INTERROGATORIES
AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2016

1.   BASIS OF PRESENTATION

     The accompanying schedules and interrogatories present selected financial data as of December 31, 2016 and for the year then ended for purposes of complying with paragraph 9 of the Annual Audited Financial Reports in the General section of the National Association of Insurance Commissioners' Annual Statement Instructions and agree to or are included in the amounts reported in the Company's 2016 Statutory Annual Statement as filed with the IDOI.

     Captions that represented amounts that were not applicable to the Company were omitted from the schedules.

No dealer, salesman or any other person is authorized by the AUL American Individual Variable Annuity Unit Trust to give any information or to make any representation other than as contained in this Statement of Additional Information in connection with the offering described herein.

There has been filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, with respect to the offering herein described. For further information with respect to the AUL American Individual Variable Annuity Unit Trust, AUL and its variable annuities, reference is made thereto and the exhibits filed therewith or incorporated therein, which include all contracts or documents referred to herein.

The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

             INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY
                                   STARPOINT

                     Individual Variable Annuity Contracts

                                    Sold By

                                AMERICAN UNITED
                           LIFE INSURANCE COMPANY(R)

                              One American Square
                        Indianapolis, Indiana 46206-0368
                      (800) 537-6442 - www.oneamerica.com

                      STATEMENT OF ADDITIONAL INFORMATION


                               Dated: May 1, 2017

                            PART C: OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements

     1.   Included in Prospectus (Part A):


          Condensed Financial Information (11)


     2.   Included in Statement of Additional Information (Part B):

          (a) Financial Statements of AUL American Individual Variable Annuity Unit Trust

                    Report of Independent Registered Public Accounting Firm


                    Statements of Net Assets as of December 31, 2016

                    Statements of Operations for the period ended December 31, 2016

                    Statements of Changes in Net Assets for the periods ended December 31, 2016 and 2015


                    Notes to Financial Statements

          (b) Statutory Financial Statements of American United Life Insurance Company

                    Report of Independent Registered Public Accounting Firm


                    Statements of Admitted Assets, Liabilities and Surplus as of December 31, 2016 and 2015

                    Statements of Operations for the years ended December 31, 2016 and 2015

                    Statements of Changes in Surplus for the years ended December 31, 2016 and 2015

                    Statements of Cash Flow for the years ended December 31, 2016 and 2015


                    Notes to Financial Statements

(b)  Exhibits

     1. Resolution of the Executive Committee of American United Life Insurance Company ("AUL") establishing AUL American Individual Unit Trust (1)

     2.   Not applicable

     3.   Underwriting Agreements

          3.1 Distribution Agreement between American United Life Insurance Company and OneAmerica Securities, Inc. (3)

          3.2  Form of Selling Agreement (5)

     4.   Individual Variable Annuity Contract Forms

          4.1 Flexible Premium Variable Annuity Contract FPIVA99 as amended by Substitute Pages for Flexible Premium Variable Annuity Contract IVA2002 (1)

          4.2  Enhanced Death Benefit Rider (1)

          4.3  Guaranteed Minimum Annuitization Benefit Rider (1)

          4.4  Long Term Care Facility & Terminal Illness Benefit Rider (1)

          4.5  Policy Death Benefit Endorsement (1)

          4.6  Extra Credit Premium Rider (1)

          4.7  Withdrawal Charge Reduction Rider (1)

          4.8  Earnings Benefit Rider (1)

          4.9  Enhanced Earnings Benefit Rider (1)

          4.10 Lifetime Guaranteed Minimum Withdrawal Benefit Rider (6)

          4.11 Owner and Spousal Lifetime Guaranteed Minimum Withdrawal Benefit Rider (6)

     5.   Individual Variable Annuity Enrollment Form (1)

     6.   Certificate of Incorporation and By-Laws of the Depositor

          6.1 Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)

          6.2 Certification of the Indiana Secretary of State as to the filing of the Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)

          6.3 Second Amended and Restated Articles of Incorporation of American United Life Insurance Company (3)

          6.4 Second Amended and Restated Bylaws of American United Life Insurance Company (3)

     7.   Not applicable

     8.   Form of Participation Agreements:

          8.1  Form of Participation Agreement with Alger American Fund (1)

          8.2 Form of Participation Agreement with American Century Variable Portfolios (1)

          8.3 Form of Participation Agreement with Calvert Variable Series, Inc. (1)

          8.4 Form of Participation Agreement with Fidelity Variable Insurance Products Fund (1)

          8.5 Form of Participation Agreement with Fidelity Variable Insurance Products Fund II (1)

          8.6  Form of Participation Agreement with Janus Aspen Series (1)

          8.7  Form of Participation Agreement with PBHG Funds, Inc. (1)

          8.8  Form of Participation Agreement with Safeco Resource Series Trust
               (1)

          8.9 Form of Participation Agreement with T. Rowe Price Equity Series, Inc. (1)

          8.10 Form of Participation Agreement with INVESCO Variable Investment Funds, Inc. (1)

          8.11 Form of Amendment to the Participation Agreement between American United Life Insurance Company and PBHG Insurance Series Fund (2)

          8.12 Form of Participation Agreement between American United Life Insurance Company and Neuberger Berman Advisers Management Trust
               (2)

          8.13 Form of Participation Agreement between American United Life Insurance Company and AIM Variable Insurance Funds (3)

          8.14 Form of Participation Agreement between American United Life Insurance Company and Dreyfus Investment Portfolios and Dreyfus Variable Investment Fund (3)

          8.15 Form of Participation Agreement between AIM Variable Insurance Funds and American United Life Insurance Company (4)

          8.16 Form of Participation Agreement between Pioneer Funds Distributor, Inc. and American United Life Insurance Company (4)

          8.17 Form of Amendment to Schedule A of Participation Agreement between American United Life Insurance Company and T. Rowe Price Equity Series, Inc. (4)

          8.18 Form of Addendum to the Account Services Agreement between American United Life Insurance Company and Thornburg Investment Management, Inc. (4)

          8.19 Form of Participation Agreement between American United Life Insurance Company and the Timothy Plan (4)

          8.20 Form of Participation Agreement between American United Life Insurance Company and Vanguard Variable Insurance Fund (4)

          8.21 Form of Participation Agreement between American United Life Insurance Company, Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC and Columbia Management Distributors (7)

          8.22 Form of Participation Agreement between American United Life Insurance Company, Royce Capital Fund and Royce Fund Services, Inc.(7)

          8.23 Form of Participation Agreement between American United Life Insurance Company, Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. (7)

          8.24 Form of Participation Agreement between American United Life Insurance Company and AllianceBernstien (7)

          8.25 Form of Participation Agreement between American United Life Insurance Company and Northern Lights Variable Trust (9)

          8.26 Form of Participation Agreement between American United Life Insurance Company and Goldman Sachs Variable Insurance Trust (10)

     9. Opinion and Consent of Associate General Counsel of AUL as to the legality of the Contracts being registered (1)

     10.  Miscellaneous Consents


          10.1 Consent of Independent Auditors (11)

          10.2 Powers of Attorney (11)

          10.3 Rule 483 Certified Resolution (11)


     11.  Not applicable

     12.  Not applicable

----------
(1)  Filed with the Registrant's Registration Statement on September 5, 2002.

(2) Filed with the Registrant's Post-Effective Amendment No. 1 to the Registration Statement on April 30, 2003.

(3) Filed with the Registrant's Post-Effective Amendment No. 2 to the Registration Statement on April 28, 2004.

(4) Filed with the Registrant's Post-Effective Amendment No. 3 to the Registration Statement on April 29, 2005.

(5) Filed with the Registrant's Post-Effective Amendment No. 5 to the Registration Statement on April 28, 2006

(6) Filed with the Registrant's Post-Effective Amendment No. 7 to the Registration Statement on November 7, 2007.

(7) Filed with the Registrant's Post-Effective Amendment No. 9 to the Registration Statement on May 1, 2008.

(8) Filed with the Registrant's Post-Effective Amendment No. 13 to the Registration Statement on April 19, 2012.

(9) Filed with the Registrant's Post-Effective Amendment No. 16 to the Registration Statement on April 24, 2015.

(10) Filed with the Registrant's Post-Effective Amendment No. 17 to the Registration Statement on April 22, 2016.

(11) Filed with the Registrant's Post-Effective Amendment No. 18 to the Registration Statement on April 26, 2017.


ITEM 25. DIRECTORS AND OFFICERS OF AUL


NAME AND PRINCIPAL                                POSITIONS AND OFFICES
BUSINESS ADDRESS*                                      WITH AUL
---------------------------------   -------------------------------------------------------------------------------------

J. Scott Davison                    President and Chief Executive Officer (8/13 - present);
                                    Chairman, AUL (3/14 - present)

Patrick M. Foley                    President, Individual Insurance and Retirement Services (2/17 - present);
                                    Director, AUL (10/15 - present)

Jeffrey D. Holley                   Executive Vice President, Chief Financial Officer and Treasurer (6/14 - present);
                                    Director, AUL (10/11 - present)

Kelly M. Huntington                 Senior Vice President, Enterprise Strategy (7/15 - present);
                                    Director, AUL (10/15 - present)

John C. Mason                       Senior Vice President and Chief Investment Officer (5/13 - present);
                                    Director, AUL (2/12 - present)

Mark C. Roller                      Executive Vice President, Organizational and Operational Development (6/14 - present);
                                    Director, AUL (12/01 - present)

Karin W. Sarratt                    Senior Vice President and Chief Human Resources Officer (9/16 - present);
                                    Director, AUL (12/16 - present)

Thomas M. Zurek                     Executive Vice President, General Counsel and Secretary (6/14 - present);
                                    Director, AUL (3/02 - present)




----------
* The Principal business address of all the persons listed is One American Square, Indianapolis, Indiana 46206-0368


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

AMERICAN UNITED LIFE INSURANCE COMPANY ("AUL") is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company.

AMERICAN UNITED MUTUAL INSURANCE HOLDING COMPANY ("AUMIHC") is a mutual holding company created on December 17, 2000, under the laws of the state of Indiana. The rights of policyowners of American United Life Insurance Company, including the right to elect directors to the Board of Directors, reside with this entity, which must hold at least 51% of the voting stock of the stock holding company, OneAmerica Financial Partners, Inc.

AUL REINSURANCE MANAGEMENT SERVICES, LLC ("RMS") is a limited liability company organized under the laws of Indiana on November 3, 1999. RMS is a reinsurance manager. Since divestiture of AUL's life reinsurance division, most reinsurance and AUL Long Term Care Solutions, Inc. were transferred to Employers Reinsurance Corporation on July 1, 2002.

MCCREADY AND KEENE, INC., ("McCready") is an Indiana corporation operating as an independent actuarial and employee benefits consulting firm specializing in designing, installing and administering customized retirement plans. Effective July 1, 2010, OAFP, described below, purchased 100% of the outstanding stock of McCready at $1,235.48/share pursuant to a June 23, 2010 share purchase agreement.

NEWOHIO, LLC ("NewOhio") is an Indiana limited liability company that was formed by OneAmerica on May 2, 2011 for the purposes of (a) acquiring, holding and/or disposing of mortgage loans and/or real estate and/or interested therein, from OneAmerica or from any of its subsidiaries. The sole initial member of NewOhio is OneAmerica.

OLDOHIO, LLC ("OldOhio") is an Indiana limited liability company that was formed by OneAmerica on September 19, 2011, for the purposes of (a) acquiring, holding and/or disposing of mortgage loans and/or real estate and/or interested therein, from OneAmerica or from any of its subsidiaries. The sole initial member of NewOhio is OneAmerica.


ONEAMERICA ASSET MANAGEMENT, LLC ("OAM") is a limited liability company organized under the laws of Indiana on October 12, 2012. OAM acts as an investment adviser registered with the appropriate governmental or regulatory authorities and succeeds to the investment advisory business of AUL. The sole initial member of the OAM is OneAmerica Financial Partners, Inc which is wholly owned by AUMIHC.

ONEAMERICA FINANCIAL PARTNERS, INC. ("OAFP") is a stock holding company organized under the laws of Indiana. OAFP is wholly owned by AUMIHC which must always hold at least 51 percent of the voting of the stock of OAFP. In 2003, the Stock Holding Company issued $200 million aggregate principal amount of its 7 percent senior notes due 2033. OAFP owns 100 percent of the voting stock of AUL and is the sole member of OAM.

ONEAMERICA INVESTMENT ADVISORY SERVICES LLC ("OAIAS") is a limited liability company organized under the laws of Indiana on August 3, 2016. OAIAS acts as an investment adviser registered with the appropriate governmental or regulatory authorities. The sole member of OAIAS is OneAmerica Financial Partners, Inc. which is wholly owned by AUMIHC.

ONEAMERICA RETIREMENT SERVICES LLC ("OARS") is an Indiana limited liability company engaged in the business of providing recordkeeping and related services to retirement plans.


ONEAMERICA SECURITIES, INC. ("OAS") (broker-dealer No. 801-56819) is a wholly owned subsidiary of AUL and was incorporated on June 4, 1969, and acts as a broker-dealer of securities products. On January 1, 2002, the name of this corporation was changed. The prior name was AUL Equity Sales Corp. As of December 31, 2016, the total number of shares, all without par value, that the corporation is authorized to issue is 1,000 shares. As of December 31, 2016, 400 shares are issued and outstanding, all of which were purchased and are owned by AUL.


PIONEER MUTUAL LIFE INSURANCE COMPANY A STOCK SUBSIDIARY OF AUMIHC ("Pioneer") is a North Dakota domestic insurance company whose principal business is the sale of life insurance policies and annuity contracts. During calendar year 2001, Pioneer, pursuant to the authority of the North Dakota and Indiana Insurance Commissioners, and with the approval of its members, reorganized from a mutual insurance company to become part of AUMIHC. Effective January 1, 2002, Pioneer is wholly owned by OneAmerica, which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC.

THE STATE LIFE INSURANCE COMPANY ("State Life") is an Indiana domestic stock subsidiary of AUMIHC whose principal business is the sale of life insurance and long-term care insurance products. State Life became part of the insurance holding company system on September 23, 1994. During calendar year 2004, State Life, pursuant to the authority of the Indiana Insurance Commissioner and with the approval of its members, reorganized from a mutual insurance company to become a stock insurance subsidiary of AUMIHC. Effective December 30, 2004, State Life is wholly owned by OneAmerica, which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC.

REGISTRANT, AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST (File No. 811-9193), AUL AMERICAN INDIVIDUAL UNIT TRUST (File No. 811-8536), AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST (File No. 811-8311), and AUL AMERICAN UNIT TRUST (File No. 811-5929) are separate accounts of AUL, organized for the purpose of the sale of individual and group variable annuity contracts, respectively.

ITEM 27. NUMBER OF CONTRACTOWNERS


As of March 31, 2017, AUL has issued 9,438 Individual variable annuity contracts associated with the Registrant, 1,389 of which are the No Withdrawal Charge contracts (DirectPoint); 1,614 of which are the SelectPoint contracts; 2,766 of which are the StarPoint contracts; and 3,669 were Voyage Protector contracts.


ITEM 28. INDEMNIFICATION

Article IX, Section 1 of the Second Amended and Restated Articles of Incorporation of American United Life Insurance Company provides as follows:

      (a) Coverage. The Corporation shall indemnfy as a matter of right, every person made a party to a proceeding because such person (an "Indemnitee") is or was:

            (i)   a member of the Board of Directors of the Corporation,

            (ii)  an officer of the Corporation, or

            (iii) while a director or officer of the Corporation, serving at the
                  Corporation's request as a director, officer, partner, trustee, member, manager, employee, or agent of another foreign or domestic corporation, limited liability company, partnership, joint venture, trust, employee benefit plan, or other enterprise, whether for profit or not,

                  Notwithstanding the foregoing, it must be determined in the specific case that indemnification of the Indemnitee is permissible in the circumstances because the Indemnitee has met the standard of conduct for indemnification specified in Indiana Code 27-1-7.5-8 (or any successor provision). The Corporation shall pay for or reimburse the reasonable expenses incurred by an Indemnitee in connection with any such proceeding in advance of final disposition thereof in accordance with the procedures and subject to the conditions specified in Indiana Code 27-1-7.5-10 (or any successor provision). The Corporation shall indemnify as a matter of right an Indemnitee who is wholly successful, on the merits or otherwise, in the defense of any such proceeding, against reasonable expenses incurred by the Indemnitee in connection with the proceeding without the requirement of a determination as set forth in the first sentence of this paragraph.

      (b) Determination. Upon demand by a person for indemnification or advancement of expenses, as the case may be, the Corporation shall expeditiously determine whether the person is entitled thereto in accordance with this Article and the procedures specified in Indiana Code 27-1-7.5-12 (or any successor provision).

      (c) Effective Date. The indemnification provided under this Article shall apply to any proceeding arising from acts or omissions occurring before or after the adoption of this Article.

ITEM 29. PRINCIPAL UNDERWRITERS

      (a) Other Activity. In addition to Registrant, OneAmerica Securities, Inc. acts as the principal underwriter for policies offered by AUL through AUL American Individual Unit Trust (File No. 811-08536), AUL American Unit Trust (File No. 811-05929), AUL American Individual Variable Life Unit Trust (File No. 811-08311) and AUL American Individual Variable Annuity Unit Trust (File No. 811-09193).

      (b) Management. The directors and principal officers of OneAmerica Securities, Inc. are as follows:

NAME AND PRINCIPAL                                                            POSITIONS AND OFFICES
BUSINESS ADDRESS*                                                        WITH ONEAMERICA SECURITIES, INC.
---------------------------------------------------------   -----------------------------------------------------------
Matthew T. Fleetwood                                        President & Director

Beth Haney                                                  Treasurer & Director

Dennis C. Martin                                            Chairman of the Board & Director

Terry W. Burns                                              Director

James Crampton                                              Tax Director

Sue E. Uhl                                                  Secretary, Chief Counsel & Anti-Money Laundering Officer

Anthony M. Smart                                            Vice President, Business Technology

Jay B. Williams                                             Chief Compliance Officer

John W. Zeigler                                             Vice President, Insurance Agency Registrations

Eric D. Smiley                                              Vice President, Operations

Bryan Hartley                                               Acting Financial Operations Principal

----------
* The Principal business address of all of the persons listed is One American Square, Indianapolis, Indiana 46206-0368

      (c)   Not applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the investment Company Act of 1940 and the rules under that section will be maintained at One American Square, Indianapolis, Indiana 46206-0368.

ITEM 31. MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 32. UNDERTAKINGS

The registrant hereby undertakes:

      (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

      (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

      (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations:

      (a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. IP-6-88 (November 28, 1988) with respect to annuity contract offered as funding vehicles for retirement plans meeting the requirements of
            Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1) - (4) of this letter have been complied with.

      (b) The Registrant represents that the aggregate fees and charges deducted under the variable annuity contracts are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registration Statement and has caused this Post-Effective amendment to the Registration Statement to be signed on its behalf, in the City of Indianapolis, and the State of Indiana on this 26th day of April, 2017.


                                     AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT
                                     TRUST
                                     (Registrant)

                                     By: American United Life Insurance Company


                                     By:
                                         ---------------------------------------
                                     Name: J. Scott Davison*
                                     Title: Chairman, President & CEO

                                     AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                                     (Depositor)


                                     By:
                                         ---------------------------------------
                                     Name: J. Scott Davison*
                                     Title: Chairman, President & CEO


* By: /s/ Stephen L. Due
      -----------------------------

Stephen L. Due as Attorney-in-fact

Date: April 26, 2017

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


     SIGNATURE              TITLE             DATE
--------------------   ---------------   ----------------
J. Scott Davison*        Chairman        April 26, 2017

Patrick M. Foley*        Director        April 26, 2017

Jeffrey D. Holley*       Director        April 26, 2017

Kelly M. Huntington*     Director        April 26, 2017

John C. Mason*           Director        April 26, 2017

Mark C. Roller*          Director        April 26, 2017

Karin W. Sarratt*        Director        April 26, 2017

Thomas M. Zurek*         Director        April 26, 2017



/s/ Stephen L. Due
-------------------------------------------


*By: Stephen L. Due as Attorney-in-fact
Date: April 26, 2017

                          EXHIBITS FILED WITH FORM N-4



NUMBER IN FORM, N-4, ITEM 24(b)                                      NAME OF EXHIBIT
-------------------------------------------------   --------------------------------------------------
                       10.1                         Consent of Independent Auditor

                       10.2                         Powers of Attorney

                       10.3                         Rule 483 Certified Resolution